UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07455
                                                     ---------

                           Phoenix Opportunities Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


            Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,               John H. Beers, Esq.
   Counsel and Secretary for Registrant           Vice President and Counsel
      Phoenix Life Insurance Company            Phoenix Life Insurance Company
             One American Row                          One American Row
          Hartford, CT 06103-2899                  Hartford, CT 06103-2899
   ---------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2008
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.








                                                                          [LOGO]

                                                               SEMIANNUAL REPORT

ALTERNATIVE FUNDS

Phoenix Global Utilities Fund
Phoenix International Real Estate Securities Fund
Phoenix Market Neutral Fund

FUNDS OF FUNDS

Phoenix Diversifier PHOLIO
Phoenix Wealth Accumulator PHOLIO
Phoenix Wealth Builder PHOLIO
Phoenix Wealth Guardian PHOLIO

FIXED INCOME FUNDS

Phoenix Bond Fund
Phoenix CA Tax-Exempt Bond Fund
Phoenix Core Bond Fund
Phoenix High Yield Fund
Phoenix Money Market Fund
Phoenix Multi-Sector Fixed Income Fund
Phoenix Senior Floating Rate Fund

INTERNATIONAL FUNDS

Phoenix International Strategies Fund
Phoenix Worldwide Strategies Fund

                             |                 |  WOULDN'T YOU RATHER HAVE THIS
                             |                 |  DOCUMENT E-MAILED TO YOU?
                             |                 |  Eligible shareholders can sign
TRUST NAME:                  |                 |  up for E-Delivery at
PHOENIX OPPORTUNITIES TRUST  | March 31, 2008  |  phoenixfunds.com
--------------------------------------------------------------------------------
NOT FDIC INSURED               NO BANK GUARANTEE  MAY LOSE VALUE

                               TABLE OF CONTENTS

Message to Shareholders ...................................................       1
Glossary ..................................................................       2
Disclosure of Fund Expenses ...............................................       4
Portfolio Holdings Summary ................................................       6
Schedules of Investments ..................................................       8
Statement of Assets and Liabilities .......................................      50
Statement of Operations ...................................................      54
Statement of Changes in Net Assets ........................................      58
Financial Highlights ......................................................      68
Notes to Financial Statements .............................................      83
Board of Trustees' Consideration of Advisory and Sub-Advisory Agreements ..      97
Results of Shareholder Meeting ............................................     102

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

      The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 800-541-0171. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

      The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                            MESSAGE TO SHAREHOLDERS

Dear PhoenixFunds Shareholder:

      Whether we are headed into a recession or firmly entrenched in one, consumers are uncomfortable. Preserving assets has become a critical concern as investors deal with falling home values, tightening credit standards, job worries and high energy prices.. At Phoenix Investment Partners, we are committed to helping investors succeed over the long term and we strive to provide investors with choice.

      The start of 2008 was rife with investor confusion caused, in part, by weakness in the equity markets, conflicting economic news, continued liquidity issues, a plummeting dollar, and a weakening of world markets. The U.S. economy has slowed considerably--it may even be shrinking slightly. A weaker economy could cause a reduction in revenues for corporations, as well as state and local governments. In response, many investors have moved money into Treasury securities, considered to be safe from the risk of default. This flight to the relative safety of Treasuries has driven their prices up and their yields down, compared with other securities, including municipal bonds.

      Look at recent performance through the lens of history: Through February 29, the S&P 500 had fallen 9.05% YTD, the worst two-month start to a year since 1933 (when the market fell 17%). March's return moderated somewhat, losing only 0.43%, bringing the year-to-date return to -9.44%. Since 1925, there have been five worse quarters than this, four were in the 1930s and the fifth was the first quarter of 2001 when the S&P 500 lost 11.85%.

      While the overall market performance for the quarter is somewhat indicative of the state of the economy, the absolute numbers don't tell the whole story; volatility does. The volatility of the S&P 500 in the first quarter ranks an historic fifth of all time, since 1925, as measured by the number of days when the market moved by more than 1%.

      Thoughtful investment planning calls for a well-diversified portfolio to help moderate the impact of market volatility. PhoenixFunds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

      This report for the fiscal period ended March 31, 2008 includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period.

      It is important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

      As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. We are committed to providing you with best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions. It is our privilege to serve you.

Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

APRIL 2008

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                                    GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC

American Municipal Bond Assurance Corporation

EXCHANGE-TRADED FUNDS (ETF)

Portfolios of stocks or bonds that track a specific market index.

FUND OF FUNDS

A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

FGIC

Financial Guaranty Insurance Company

FHLB

Federal Home Loan Bank

FHLMC

Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"

Federal National Mortgage Association

FSA

Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"

Government National Mortgage Association

HUD

U.S. Department of Housing and Urban Development

ISHARES

Represents shares of an open-end Exchange-Traded Fund.

JPY

Japanese Yen

LONG POSITION ("LONG")

Ownership of a security, giving the investor the right to transfer ownership to someone else, the right to receive income paid by the security, and the right to any profits or losses as the security's value changes.

MBIA

Municipal Bond Insurance Association

PIK (PAYMENT-IN-KIND SECURITY)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REIT (REAL ESTATE INVESTMENT TRUST)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SHORT POSITION ("SHORT")

Stock shares that an investor has sold without actually owning (by borrowing the certificates from a broker) in anticipation of a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a profit on the difference. It the price rises, the investor must buy at the higher price and sustains a loss.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

USD OR US $

United States Dollars

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

XLCA

XL Capital Assurance

                         THIS PAGE INTENTIONALLY BLANK.

                           PHOENIX OPPORTUNITIES TRUST
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 TO MARCH 31, 2008

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Phoenix Opportunities Trust Fund you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without sales charges. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Phoenix Opportunities Trust Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your fund's costs in two ways.

ACTUAL EXPENSES

      This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EXPENSE TABLE
--------------------------------------------------------------------------------

                                               Beginning            Ending        Annualized     Expenses Paid
                                             Account Value       Account Value      Expense         During
                                            October 1, 2007     March 31, 2008       Ratio          Period*
---------------------------------------------------------------------------------------------------------------
GLOBAL UTILITIES FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $  971.30           1.15%         $ 5.67
Class C                                         1,000.00             968.80           1.90            9.35

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,019.18           1.15            5.82
Class C                                         1,000.00           1,015.38           1.90            9.62
------------------------------------------------------------------------------------------------------------
INTERNATIONAL REAL ESTATE SECURITIES FUND
------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $  880.90           1.50%         $ 7.01
Class C                                         1,000.00             876.80           2.25           10.50
Class I                                         1,000.00             881.60           1.25            5.85

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,017.41           1.50            7.59
Class C                                         1,000.00           1,013.61           2.25           11.39
Class I                                         1,000.00           1,018.67           1.25            6.33
------------------------------------------------------------------------------------------------------------
MARKET NEUTRAL FUND
------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $  989.80           3.54%         $17.61
Class B                                         1,000.00             986.30           4.20           20.86
Class C                                         1,000.00             985.40           4.21           20.90

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,007.08           3.54           17.92
Class B                                         1,000.00           1,003.74           4.20           21.26
Class C                                         1,000.00           1,003.69           4.21           21.31
------------------------------------------------------------------------------------------------------------
DIVERSIFIER PHOLIO(SM) #
------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $  988.00           0.33%         $ 1.64
Class C                                         1,000.00             984.30           1.08            5.36

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,023.33           0.33            1.67
Class C                                         1,000.00           1,019.53           1.08            5.47
------------------------------------------------------------------------------------------------------------
WEALTH ACCUMULATOR PHOLIO(SM) #
------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $  874.50           0.30%         $ 1.41
Class C                                         1,000.00             871.10           1.05            4.91

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,023.48           0.30            1.52
Class C                                         1,000.00           1,019.68           1.05            5.32
------------------------------------------------------------------------------------------------------------
WEALTH BUILDER PHOLIO(SM) #
------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $  904.70           0.21%         $ 1.00
Class C                                         1,000.00             900.40           0.96            4.56

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,023.94           0.21            1.06
Class C                                         1,000.00           1,020.14           0.96            4.86
------------------------------------------------------------------------------------------------------------
WEALTH GUARDIAN PHOLIO(SM) #
------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $  929.00           0.22%         $ 1.06
Class C                                         1,000.00             925.80           0.97            4.67

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,023.89           0.22            1.11
Class C                                         1,000.00           1,020.09           0.97            4.91

                           PHOENIX OPPORTUNITIES TRUST
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 TO MARCH 31, 2008

EXPENSE TABLE

                                               Beginning            Ending        Annualized     Expenses Paid
                                             Account Value       Account Value      Expense         During
                                            October 1, 2007     March 31, 2008       Ratio          Period*
---------------------------------------------------------------------------------------------------------------
BOND FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $1,026.30           1.28%         $ 6.48
Class B                                         1,000.00           1,022.70           2.04           10.32
Class C                                         1,000.00           1,022.70           2.06           10.42
Class I                                         1,000.00           1,028.20           1.02            5.17

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,018.52           1.28            6.48
Class B                                         1,000.00           1,014.67           2.04           10.33
Class C                                         1,000.00           1,014.57           2.06           10.43
Class I                                         1,000.00           1,019.84           1.02            5.16
---------------------------------------------------------------------------------------------------------------
CA TAX-EXEMPT BOND FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $1,007.20           0.85%         $ 4.27
Class I                                         1,000.00           1,008.50           0.60            3.01

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,020.70           0.85            4.30
Class I                                         1,000.00           1,021.96           0.60            3.04
---------------------------------------------------------------------------------------------------------------
CORE BOND FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $1,022.00           1.00%         $ 5.06
Class B                                         1,000.00           1,019.70           1.75            8.84
Class C                                         1,000.00           1,018.40           1.75            8.83

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,019.94           1.00            5.06
Class B                                         1,000.00           1,016.14           1.75            8.86
Class C                                         1,000.00           1,016.14           1.75            8.86
---------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $  948.20           1.33%         $ 6.48
Class B                                         1,000.00             945.60           2.08           10.12
Class C                                         1,000.00             943.90           2.08           10.11

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,018.27           1.33            6.73
Class B                                         1,000.00           1,014.47           2.08           10.53
Class C                                         1,000.00           1,014.47           2.08           10.53
---------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $1,018.70           0.78%         $ 3.94

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,021.05           0.78            3.95
---------------------------------------------------------------------------------------------------------------
MULTI-SECTOR FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $  977.00           1.13%         $ 5.59
Class B                                         1,000.00             972.30           1.88            9.27
Class C                                         1,000.00             972.50           1.88            9.27

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,019.28           1.13            5.72
Class B                                         1,000.00           1,015.48           1.88            9.52
Class C                                         1,000.00           1,015.48           1.88            9.52


                                               Beginning            Ending        Annualized     Expenses Paid
                                             Account Value       Account Value      Expense         During
                                            October 1, 2007     March 31, 2008       Ratio          Period*
---------------------------------------------------------------------------------------------------------------
SENIOR FLOATING RATE FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL++
Class A                                        $1,000.00          $1,000.50           1.20%         $ 6.00
Class C                                         1,000.00             999.30           1.95            9.75
Class I                                         1,000.00           1,000.90           0.95            4.75

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,018.93           1.20            6.08
Class C                                         1,000.00           1,015.13           1.95            9.87
Class I                                         1,000.00           1,020.19           0.95            4.81

HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE
 INCEPTION)++
Class A                                         1,000.00           1,023.04           1.20            1.96
Class C                                         1,000.00           1,021.82           1.95            3.18
Class I                                         1,000.00           1,023.45           0.95            1.55
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL STRATEGIES FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $  858.40           1.59%         $ 7.39
Class B                                         1,000.00             854.30           2.33           10.80
Class C                                         1,000.00             854.50           2.34           10.85

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,016.95           1.59            8.05
Class B                                         1,000.00           1,013.20           2.33           11.80
Class C                                         1,000.00           1,013.15           2.34           11.85
---------------------------------------------------------------------------------------------------------------
WORLDWIDE STRATEGIES FUND
---------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                        $1,000.00          $  869.74           1.61%         $ 7.53
Class B                                         1,000.00             866.60           2.36           11.01
Class C                                         1,000.00             867.10           2.36           11.02

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                         1,000.00           1,016.85           1.61            8.15
Class B                                         1,000.00           1,013.05           2.36           11.95
Class C                                         1,000.00           1,013.05           2.36           11.95

----------
* Expenses are equal to the Funds' annualized expense ratio which includes waived fees, reimbursed expenses and dividends on short sales, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 days to reflect the one-half year period. Exceptions noted under ++.

++ Inception date is January 31, 2008. Expenses are equal to the Fund's annualized expense ratio, which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (59) expenses were accrued then divided by 366 to reflect the period since inception.

# For the fund of funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

      You can find more information about the Funds' expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                           PHOENIX OPPORTUNITIES TRUST
                     PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                           MARCH 31, 2008 (UNAUDITED)

For each Fund, the following tables present portfolio holdings within certain sectors or countries and as a percentage of total investments attributable to each sector.

                     PHOENIX GLOBAL UTILITIES FUND
                     -----------------------------

Electric Utilities                                                    50%
Integrated Telecommunication Services                                 25
Multi-Utilities                                                       18
Wireless Telecommunication Services                                    2
Independent Power Producers                                            2
Oil & Gas                                                              1
Other (includes short-term investments)                                2

                      PHOENIX MARKET NEUTRAL FUND
                      ---------------------------

                                                      Long         Short
                                                   Positions     Positions
                                                   ---------     ---------
Consumer Discretionary                                 19%            20%
Industrials                                            15             18
Financials                                             14             14
Consumer Staples                                       13             13
Health Care                                            13             13
Information Technology                                  9              7
Utilities                                               6              5
Other (includes short-term investments)                11             10

                 PHOENIX WEALTH ACCUMULATOR PHOLIO(SM)
                 -------------------------------------

Domestic Equity Funds                                                 71%
Foreign Equity Funds                                                  29

                  PHOENIX WEALTH GUARDIAN PHOLIO(SM)
                  ----------------------------------

Domestic Equity Funds                                                 42%
Domestic Fixed Income Funds                                           41
Foreign Equity Funds                                                  17

           PHOENIX INTERNATIONAL REAL ESTATE SECURITIES FUND
           -------------------------------------------------

Australia                                                             21%
United Kingdom                                                        21
France                                                                14
Japan                                                                  9
Canada                                                                 8
Hong Kong                                                              7
Singapore                                                              7
Other                                                                 13

                    PHOENIX DIVERSIFIER PHOLIO(SM)
                    ------------------------------

Exchange Traded Funds                                                 44%
Domestic Equity Funds                                                 41
Foreign Equity Funds                                                  14
Other (includes short-term investments)                                1

                   PHOENIX WEALTH BUILDER PHOLIO(SM)
                   ---------------------------------

Domestic Equity Funds                                                 54%
Foreign Equity Funds                                                  24
Domestic Fixed Income Funds                                           21
Other (includes short-term investments)                                1

                           PHOENIX BOND FUND
                           -----------------

Agency Mortgage-Backed Securities                                     36%
U.S. Government Securities                                            23
Domestic Corporate Bonds                                              19
Non-Agency Mortgage-Backed Securities                                 10
Foreign Corporate Bonds                                                6
Other                                                                  6

                           PHOENIX OPPORTUNITIES TRUST
                     PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                     MARCH 31, 2008 (CONTINUED) (UNAUDITED)


                      PHOENIX CA TAX-EXEMPT BOND FUND
                      -------------------------------

Pre-Refunded                                                          28%
General Obligation                                                    21
General Revenue                                                       16
Water & Sewer Revenue                                                  9
Medical Revenue                                                        6
Development Revenue                                                    5
Power Revenue                                                          5
Other (includes short-term investments)                               10

                          PHOENIX HIGH YIELD FUND
                          -----------------------

Domestic Corporate Bonds                                              88%
Foreign Corporate Bonds                                                7
Other (includes short-term investments)                                5

                  PHOENIX MULTI-SECTOR FIXED INCOME FUND
                  --------------------------------------

Domestic Corporate Bonds                                              31%
Foreign Government Securities                                         22
Foreign Corporate Bonds                                               14
Domestic Loan Agreements                                              12
Non-Agency Mortgage-Backed Securities                                  7
Municipal Bonds                                                        3
Agency Non-Mortgage-Backed Securities                                  1
Other (includes short-term investments)                               10

                   PHOENIX INTERNATIONAL STRATEGIES FUND
                   -------------------------------------

Japan                                                                 21%
United Kingdom                                                        17
Germany                                                               12
France                                                                11
Australia                                                              7
Netherlands                                                            7
Switzerland                                                            5
Other                                                                 20

                          PHOENIX CORE BOND FUND
                          ----------------------

Non-Agency Mortgage-Backed Securities                                 29%
Agency Mortgage-Backed Securities                                     24
Domestic Corporate Bonds                                              19
Municipal Bonds                                                       11
Asset-Backed Securities                                                8
Foreign Corporate Bonds                                                3
Foreign Government Securities                                          1
Other (includes short-term investments)                                5

                         PHOENIX MONEY MARKET FUND
                         -------------------------

Commercial Paper                                                      59%
Medium Term Notes                                                     22
Federal Agency Securities                                             19

                  PHOENIX SENIOR FLOATING RATE NOTE FUND
                  --------------------------------------

Domestic Loan Agreements                                              80%
Foreign Corporate Bonds                                                3
Other (includes short-term investments)                               17

                     PHOENIX WORLDWIDE STRATEGIES FUND
                     ---------------------------------

United States                                                         26%
Japan                                                                 13
United Kingdom                                                        11
France                                                                 8
Germany                                                                7
Australia                                                              4
Netherlands                                                            4
Other (includes short-term investments)                               27

                         PHOENIX GLOBAL UTILITIES FUND

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

                                                                                    VALUE
                                                                     SHARES         (000)
                                                                     -------    -------------
DOMESTIC COMMON STOCKS--63.5%

ELECTRIC UTILITIES--37.2%
American Electric Power
   Co., Inc.                                                          35,670    $       1,485
Duke Energy Corp.                                                    111,850            1,996
Edison International                                                  26,260            1,287
Entergy Corp.                                                         20,370            2,222
Exelon Corp.                                                          60,660            4,930
FirstEnergy Corp.                                                     30,350            2,083
FPL Group, Inc.                                                       40,630            2,549
Northeast Utilities                                                   22,260              546
Pepco Holdings, Inc.                                                  32,770              810
PPL Corp.                                                             36,510            1,677
Progress Energy, Inc.                                                 21,030              877
Southern Co. (The)                                                    69,810            2,486
                                                                                -------------
                                                                                       22,948
                                                                                -------------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--2.2%
Constellation Energy Group,
   Inc.                                                               15,600            1,377
                                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--8.5%
AT&T, Inc.                                                            78,310            2,999
Verizon Communications,
   Inc.                                                               47,170            1,719
Windstream Corp.                                                      41,170              492
                                                                                -------------
                                                                                        5,210
                                                                                -------------

MULTI-UTILITIES--14.7%
Alliant Energy Corp.                                                  10,320              361
CenterPoint Energy, Inc.                                              25,850              369
Dominion Resources, Inc.                                              62,380            2,548
NSTAR                                                                 15,460              470
PG&E Corp.                                                            34,960            1,287
Public Service Enterprise
   Group, Inc.                                                        55,030            2,212
Sempra Energy                                                         33,720            1,797
                                                                                -------------
                                                                                        9,044
                                                                                -------------
OIL & GAS STORAGE & TRANSPORTATION--0.9%
Spectra Energy Corp.                                                  24,050              547
                                                                                -------------
---------------------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $39,839)                                                              39,126
---------------------------------------------------------------------------------------------

                                                                                    VALUE
                                                                     SHARES         (000)
                                                                     -------    -------------
FOREIGN COMMON STOCKS(b)--33.8%

ELECTRIC UTILITIES--12.0%
E.ON AG (Germany)                                                     11,560    $       2,140
Energias de Portugal SA
   (Portugal)                                                        139,950              848
Fortum Oyj (Finland)                                                  23,795              970
Iberdrola S.A. (Spain)                                                96,280            1,493
Red Electrica de Espana
   (Spain)                                                            14,150              866
Scottish and Southern Energy
   plc (United Kingdom)                                               37,450            1,044
                                                                                -------------
                                                                                        7,361
                                                                                -------------

INTEGRATED TELECOMMUNICATION SERVICES--16.7%
Chunghwa Telecom Co., Ltd.
   ADR (Taiwan)                                                       48,730            1,268
France Telecom SA Sponsored
   ADR (France)                                                       36,560            1,228
Koninklijke (Royal) KPN N.V.
   Sponsored ADR
   (Netherlands)                                                      75,740            1,281
Neuf Cegetel (France)                                                 19,610            1,092
Singapore Telecommunications
   Ltd. (Singapore)                                                  296,400              842
Swisscom AG (Switzerland)                                              2,560              877
Telecom Corporation of New
   Zealand Ltd. Sponsored ADR
   (New Zealand)                                                      51,670              768
Telefonica S.A. Sponsored ADR
   (Spain)                                                            16,070            1,390
TeliaSonera AB (Sweden)                                              111,530              895
TELUS Corp. (Canada)                                                  14,920              650
                                                                                -------------
                                                                                       10,291
                                                                                -------------

MULTI-UTILITIES--2.7%
National Grid plc
   (United Kingdom)                                                   33,306              457
RWE AG (Germany)                                                       9,950            1,223
                                                                                -------------
                                                                                        1,680
                                                                                -------------

                                                                                    VALUE
                                                                     SHARES         (000)
                                                                     -------    -------------
WIRELESS TELECOMMUNICATION SERVICES--2.4%
Vodafone Group plc Sponsored
   ADR (United Kingdom)                                               50,720    $       1,497
                                                                                -------------
---------------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $18,698)                                                              20,829
---------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $58,537)                                                              59,955
---------------------------------------------------------------------------------------------

                                                                       PAR
                                                                      VALUE
                                                                      (000)
                                                                     -------
SHORT-TERM INVESTMENTS--1.9%

FEDERAL AGENCY SECURITIES(c)--1.9%
FHLB
   1.500% due 4/1/08                                                 $ 1,195            1,195
---------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,195)                                                                1,195
---------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $59,732)                                                              61,150(a)
Other assets and liabilities, net--0.8%                                                   477
                                                                                -------------
NET ASSETS--100.0%                                                              $      61,627
                                                                                =============

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,477 and gross depreciation of $2,165 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $59,838.
(b) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(c)   The rate shown is the discount rate.

                       See Notes to Financial Statements

               PHOENIX INTERNATIONAL REAL ESTATE SECURITIES FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                             VALUE
                                                               SHARES        (000)
                                                               -------    -----------
FOREIGN COMMON STOCKS(c)--96.7%

AUSTRALIA--20.8%
CFS Retail Property Trust
   (Retail REITs)                                              102,452    $       203
Commonwealth Property
   Office Fund
   (Office REITs)                                              108,923            132
Dexus Property Group
   (Diversified REITs)                                          93,987            145
Goodman Group
   (Industrial REITs)                                           99,640            393
GPT Group
   (Diversified REITs)                                          80,972            241
Westfield Group
   (Retail REITs)                                               78,946          1,284
                                                                          -----------
                                                                                2,398
                                                                          -----------

CANADA--7.4%
Allied Properties Real Estate
   Investment Trust
   (Office REITs)                                                5,900            112
Boardwalk Real Estate
   Investment Trust
   (Residential REITs)                                           6,460            239
Brookfield Properties Corp.
   (Real Estate Management &
     Development)                                                9,300            179
Cominar Real Estate
   Investment Trust
   (Diversified REITs)                                           5,750            114
RioCan Real Estate
   Investment Trust
   (Retail REITs)                                               10,200            206
                                                                          -----------
                                                                                  850
                                                                          -----------

FRANCE--13.2%
Fonciere Des Regions
   (Real Estate Management &
   Development)                                                    897            132
Gecina SA
   (Diversified REITs)                                             735            110
Klepierre (Retail REITs)                                         4,196            257
Societe Immobiliere de
   Location Pour L'industrie
   Et Le Commerce
   (Real Estate Management &
   Development)                                                    792            120
Unibail-Rodamco
   (Retail REITs)                                                3,505            902
                                                                          -----------
                                                                                1,521
                                                                          -----------

GERMANY--3.9%
Alstria Office Reit-AG
   (Specialized REITs) (b)                                       5,232            111

                                                                             VALUE
                                                               SHARES        (000)
                                                               -------    -----------
GERMANY--(CONTINUED)
Deutsche Euroshop AG
  (Real Estate Management &
   Development)                                                  2,418    $       102
DIC Asset AG (Real Estate
   Management &
   Development)                                                  3,801            126
IVG Immobilien AG
   (Real Estate Management &
   Development)                                                  4,232            118
                                                                          -----------
                                                                                  457
                                                                          -----------

HONG KONG--6.7%
Champion Reit (Specialized
   REITs)                                                      162,000             83
Hongkong Land Holdings Ltd.
   (Real Estate Management &
   Development)                                                 99,000            409
Link (The) (Retail REITs)                                      129,000            286
                                                                          -----------
                                                                                  778
                                                                          -----------

JAPAN--9.1%
Japan Prime Realty Investment
   Corp. (Office REITs)                                             41            135
Japan Real Estate Investment
   Corp. (Office REITs)                                             24            279
Nippon Accomodations Fund,
   Inc. (Specialized REITs)                                         16             77
Nippon Building Fund, Inc.
   (Office REITs)                                                   30            379
Nippon Residential Investment
   Corp. (Specialized REITs)                                        13             46
Nomura Real Estate Office
   Fund, Inc. (Office REITs)                                        17            138
                                                                          -----------
                                                                                1,054
                                                                          -----------

LUXEMBOURG--1.2%
GAGFAH S.A. (Real Estate
   Management & Development)                                     7,151            134

NETHERLANDS--3.4%
Corio N.V. (Retail REITs)                                        2,481            217
Eurocommercial Properties N.V.
   (Specialized REITs)                                           3,212            180
                                                                          -----------
                                                                                  397
                                                                          -----------

SINGAPORE--6.3%
Ascendas Real Estate Investment
   Trust (Industrial REITs)                                    107,000            185
CapitaCommercial Trust
   (Office REITs)                                              105,000            169

                                                                             VALUE
                                                               SHARES        (000)
                                                               -------    -----------
SINGAPORE--(CONTINUED)
Capitamall Trust (Retail REITs)                                104,000    $       261
CDL Hospitality Trusts
   (Specialized REITs)                                          78,000            117
                                                                          -----------
                                                                                  732
                                                                          -----------

SWEDEN--2.6%
Castellum AB (Real Estate
   Management & Development)                                    12,466            152
Fabege AB (Real Estate
   Management & Development)                                    13,509            144
                                                                          -----------
                                                                                  296
                                                                          -----------

SWITZERLAND--1.7%
PSP Swiss Property AG
   (Real Estate Management &
   Development) (b)                                              2,846            192

UNITED KINGDOM--20.4%
Big Yellow Group plc (Real
   Estate Management &
   Development)                                                  3,446             30
British Land Co. plc
   (Diversified REITs)                                          19,173            349
Brixton plc (Industrial REITs)                                  17,904            117
Derwent London plc (Real
   Estate Management &
   Development)                                                  6,846            206
Great Portland Estates plc
   (Office REITs)                                               14,353            151
Hammerson plc (Retail REITs)                                    13,309            294
Land Securities Group plc
   (Retail REITs)                                               17,453            523
Liberty International plc
   (Retail REITs)                                               16,065            311
Safestore Holdings Ltd.
   (Specialized Consumer
   Services)                                                    44,219            142
Segro plc (Industrial REITs)                                    23,428            236
                                                                          -----------
                                                                                2,359
-------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $12,569)                                                      11,168
-------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $12,569)                                                      11,168
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS--96.7%
(IDENTIFIED COST $12,569)                                                      11,168(a)

Other assets and liabilities, net--3.3%                                           382
                                                                          -----------
NET ASSETS--100.0%                                                        $    11,550
                                                                          ===========

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $128 and gross depreciation of $1,536 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $12,576.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                          PHOENIX MARKET NEUTRAL FUND

                             SCHEDULE OF INVESTMENTS
                           AND SECURITIES SOLD SHORT
                                 MARCH 31, 2008
                                  (UNAUDITED)

                                                                            VALUE
                                                            SHARES          (000)
                                                            -------      -----------
DOMESTIC COMMON STOCKS--78.9%

ADVERTISING--0.7%
Omnicom Group, Inc.                                         15,650       $       691
                                                                         -----------

AEROSPACE & DEFENSE--2.8%
Esterline Technologies Corp. (b)                            14,340               722
Goodrich Corp.                                              14,160               814
Lockheed Martin Corp.                                        4,890               486
Raytheon Co.                                                 9,940               642
                                                                         -----------
                                                                               2,664
                                                                         -----------

AIRLINES--1.0%
AirTran Holdings, Inc. (b)                                  38,150               252
Northwest Airlines Corp. (b)                                17,980               162
US Airways Group, Inc. (b)                                  64,830               577
                                                                         -----------
                                                                                 991
                                                                         -----------

ALTERNATIVE CARRIERS--0.9%
Cogent Communications Group,
   Inc. (b)                                                 44,650               818
                                                                         -----------

APPAREL RETAIL--2.0%
Children's Place (The) (b)                                  11,410               280
Gap, Inc. (The)                                             17,910               352
Jos. A. Bank Clothiers, Inc. (b)                            15,790               324
Ross Stores, Inc.                                           15,580               467
TJX Cos., Inc. (The)                                        14,020               464
                                                                         -----------
                                                                               1,887
                                                                         -----------

APPAREL, ACCESSORIES & LUXURY GOODS--3.5%
Gildan Activewear, Inc. (b)                                  9,800               366
Hanesbrands, Inc. (b)                                       17,280               505
Jones Apparel Group, Inc.                                   36,180               485
Kenneth Cole Productions, Inc.
   Class A                                                   9,620               163
Phillips-Van Heusen Corp.                                    9,620               365
True Religion Apparel, Inc. (b)                             48,470               899
Warnaco Group, Inc. (The) (b)                               13,840               546
                                                                         -----------
                                                                               3,329
                                                                         -----------

APPLICATION SOFTWARE--0.4%
Adobe Systems, Inc. (b)                                     11,230               400
                                                                         -----------

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
Ameriprise Financial, Inc.                                   6,800               353
Federated Investors, Inc.
   Class B                                                  11,460               449
Invesco Ltd.                                                27,400               667
State Street Corp.                                           5,010               396
                                                                         -----------
                                                                               1,865
                                                                         -----------

AUTO PARTS & EQUIPMENT--0.6%
Drew Industries, Inc. (b)                                   10,810               265
Johnson Controls, Inc.                                       8,380               283
                                                                         -----------
                                                                                 548
                                                                         -----------

                                                                            VALUE
                                                            SHARES          (000)
                                                            -------      -----------
AUTOMOTIVE RETAIL--1.2%
Advance Auto Parts, Inc.                                    22,750       $       775
O'Reilly Automotive, Inc. (b)                               12,290               350
                                                                         -----------
                                                                               1,125
                                                                         -----------

BIOTECHNOLOGY--1.2%
BioMarin Pharmaceutical,
   Inc. (b)                                                  5,040               178
Genzyme Corp. (b)                                            6,260               467
Gilead Sciences, Inc. (b)                                    5,810               299
Millennium Pharmaceuticals,
  Inc. (b)                                                  12,200               189
                                                                         -----------
                                                                               1,133
                                                                         -----------

BREWERS--0.8%
Molson Coors Brewing Co.
   Class B                                                  13,850               728
                                                                         -----------

BROADCASTING & CABLE TV--1.1%
Belo Corp. Class A                                          34,710               367
Cox Radio, Inc. Class A (b)                                 25,590               304
Discovery Holdings Co.
   Class A (b)                                              18,970               402
                                                                         -----------
                                                                               1,073
                                                                         -----------

COMMODITY CHEMICALS--0.3%
Celanese Corp. Series A                                      6,320               247
                                                                         -----------

COMMUNICATIONS EQUIPMENT--0.6%
Arris Group, Inc. (b)                                      100,230               583
                                                                         -----------

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--0.6%
Terex Corp. (b)                                              8,780               549
                                                                         -----------

DATA PROCESSING & OUTSOURCED SERVICES--1.3%
NeuStar, Inc. Class A (b)                                   16,440               435
Visa, Inc. Class A (b)                                      12,140               757
                                                                         -----------
                                                                               1,192
                                                                         -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--1.2%
GEO Group, Inc. (The) (b)                                   24,350               693
LECG Corp. (b)                                              18,900               177
Pike Electric Corp. (b)                                     20,130               280
                                                                         -----------
                                                                               1,150
                                                                         -----------

DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper &
   Gold, Inc. (Indonesia) (c)                                2,970               286
                                                                         -----------

DRUG RETAIL--1.4%
CVS Caremark Corp.                                          32,670             1,323
                                                                         -----------

EDUCATION SERVICES--0.4%
Apollo Group, Inc. Class A (b)                               7,740               334
                                                                         -----------

                                                                            VALUE
                                                            SHARES          (000)
                                                            -------      -----------
ELECTRIC UTILITIES--3.3%
Allegheny Energy, Inc.                                      14,130       $       714
DPL, Inc.                                                   28,730               737
Entergy Corp.                                                8,170               891
Portland General Electric
   Co.                                                      35,660               804
                                                                         -----------
                                                                               3,146
                                                                         -----------

ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
Emerson Electric Co.                                        25,370             1,306
                                                                         -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.7%
Amphenol Corp. Class A                                      11,720               437
Mettler-Toledo International,
   Inc. (b)                                                  2,410               234
                                                                         -----------
                                                                                 671
                                                                         -----------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Clean Harbors, Inc. (b)                                      4,160               270
                                                                         -----------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Monsanto Co.                                                 2,410               269
                                                                         -----------

FOOD DISTRIBUTORS--0.5%
SYSCO Corp.                                                 16,840               489
                                                                         -----------

FOOD RETAIL--0.8%
SUPERVALU, Inc.                                             17,420               522
Winn-Dixie Stores, Inc. (b)                                 15,320               275
                                                                         -----------
                                                                                 797
                                                                         -----------

FOOTWEAR--0.7%
Crocs, Inc. (b)                                             26,710               467
Timberland Co. (The) Class A (b)                            11,250               154
                                                                         -----------
                                                                                 621
                                                                         -----------

HEALTH CARE DISTRIBUTORS--0.2%
AmerisourceBergen Corp.                                      4,630               190
                                                                         -----------

HEALTH CARE EQUIPMENT--4.8%
Angiodynamics, Inc. (b)                                     33,870               391
Becton, Dickinson & Co.                                      9,240               793
Covidien Ltd.                                               14,050               622
Hologic, Inc. (b)                                            3,770               210
Hospira, Inc. (b)                                           19,280               825
NuVasive, Inc. (b)                                           4,060               140
St. Jude Medical, Inc. (b)                                  14,000               605
Volcano Corp. (b)                                           59,470               743
Zimmer Holdings, Inc. (b)                                    2,490               194
                                                                         -----------
                                                                               4,523
                                                                         -----------

HEALTH CARE FACILITIES--0.6%
Odyssey HealthCare, Inc. (b)                                58,520               527
                                                                         -----------

                       See Notes to Financial Statements

                          PHOENIX MARKET NEUTRAL FUND

                                                                                    VALUE
                                                                  SHARES            (000)
                                                                  -------        ------------
HEALTH CARE SERVICES--0.8%
Amedisys, Inc. (b)                                                 13,940        $        548
Laboratory Corp. of America
   Holdings (b)                                                     2,940                 217
                                                                                 ------------
                                                                                          765
                                                                                 ------------

HEALTH CARE SUPPLIES--0.2%
DENTSPLY International, Inc.                                        6,030                 233
                                                                                 ------------

HOME FURNISHINGS--0.5%
Ethan Allen Interiors, Inc.                                        15,040                 428
                                                                                 ------------

HOME IMPROVEMENT RETAIL--0.4%
Home Depot, Inc. (The)                                             12,800                 358
                                                                                 ------------

HOMEBUILDING--1.2%
Champion Enterprises, Inc. (b)                                    109,060               1,094
                                                                                 ------------

HOTELS, RESORTS & CRUISE LINES--0.2%
Marriott International, Inc.
   Class A                                                          5,540                 190
                                                                                 ------------

HOUSEHOLD PRODUCTS--0.4%
Church & Dwight Co., Inc.                                           6,360                 345
                                                                                 ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.6%
Robert Half International, Inc.                                    23,550                 606
                                                                                 ------------

HYPERMARKETS & SUPER CENTERS--0.9%
BJ's Wholesale Club, Inc. (b)                                      24,120                 861
                                                                                 ------------

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.9%
Constellation Energy Group, Inc.                                    9,630                 850
                                                                                 ------------

INDUSTRIAL CONGLOMERATES--0.8%
Textron, Inc.                                                      10,100                 560
Tyco International Ltd.                                             4,930                 217
                                                                                 ------------
                                                                                          777
                                                                                 ------------

INDUSTRIAL MACHINERY--1.1%
Eaton Corp.                                                        12,810               1,021
                                                                                 ------------

INTEGRATED OIL & GAS--1.1%
ConocoPhillips                                                     13,890               1,059
                                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--1.9%
AT&T, Inc.                                                         12,880                 493
NTELOS Holdings Corp.                                              38,250                 926
Verizon Communications, Inc.                                       11,280                 411
                                                                                 ------------
                                                                                        1,830
                                                                                 ------------

INTERNET SOFTWARE & SERVICES--1.1%
Akamai Technologies, Inc. (b)                                      23,960                 675
Ariba, Inc. (b)                                                    37,420                 361
                                                                                 ------------
                                                                                        1,036
                                                                                 ------------

INVESTMENT BANKING & BROKERAGE--1.4%
Investment Technology Group,
   Inc. (b)                                                        15,030                 694
Merrill Lynch & Co., Inc.                                           6,050                 247
Piper Jaffray Cos. (b)                                             12,700                 431
                                                                                 ------------
                                                                                        1,372
                                                                                 ------------

                                                                                    VALUE
                                                                  SHARES            (000)
                                                                  -------        ------------
LIFE & HEALTH INSURANCE--2.6%
Conseco, Inc. (b)                                                  49,730        $        507
MetLife, Inc.                                                       9,180                 553
Principal Financial Group, Inc.
(The)                                                               5,850                 326
Protective Life Corp.                                              25,280               1,026
                                                                                 ------------
                                                                                        2,412
                                                                                 ------------

LIFE SCIENCES TOOLS & SERVICES--1.7%
Illumina, Inc. (b)                                                  2,040                 155
PerkinElmer, Inc.                                                  21,090                 511
Thermo Fisher Scientific, Inc. (b)                                 16,220                 922
                                                                                 ------------
                                                                                        1,588
                                                                                 ------------

MANAGED HEALTH CARE--0.2%
WellPoint, Inc. (b)                                                 3,890                 172
                                                                                 ------------

MORTGAGE REITS--0.6%
Redwood Trust, Inc.                                                16,300                 592
                                                                                 ------------

MOVIES & ENTERTAINMENT--1.2%
Live Nation, Inc. (b)                                              27,000                 328
News Corp. Class B                                                 20,810                 396
Walt Disney Co. (The)                                              13,100                 411
                                                                                 ------------
                                                                                        1,135
                                                                                 ------------

MULTI-UTILITIES--0.7%
CMS Energy Corp.                                                   50,150                 679
                                                                                 ------------

OFFICE REITS--0.2%
Lexington Realty Trust                                             14,830                 214
                                                                                 ------------

OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc. Class A                                            15,480                 171
                                                                                 ------------

OIL & GAS DRILLING--0.7%
Unit Corp. (b)                                                     11,490                 651
                                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--1.0%
XTO Energy, Inc.                                                   16,010                 990
                                                                                 ------------

OIL & GAS REFINING & MARKETING--0.4%
CVR Energy, Inc. (b)                                               16,330                 376
                                                                                 ------------

PACKAGED FOODS & MEATS--2.2%
ConAgra Foods, Inc.                                                21,510                 515
Dean Foods Co. (b)                                                 24,610                 495
Ralcorp Holdings, Inc. (b)                                         11,750                 683
Smithfield Foods, Inc. (b)                                         13,560                 349
                                                                                 ------------
                                                                                        2,042
                                                                                 ------------

PERSONAL PRODUCTS--1.8%
Bare Escentuals, Inc. (b)                                          40,370                 945
Estee Lauder Cos., Inc. (The)
Class A                                                            16,460                 755
                                                                                 ------------
                                                                                        1,700
                                                                                 ------------

PHARMACEUTICALS--0.6%
Schering-Plough Corp.                                              18,110                 261
Wyeth                                                               6,980                 291
                                                                                 ------------
                                                                                          552
                                                                                 ------------

                                                                                    VALUE
                                                                  SHARES            (000)
                                                                  -------        ------------
PROPERTY & CASUALTY INSURANCE--0.6%
Assured Guaranty Ltd.                                              24,090        $        572
                                                                                 ------------

PUBLISHING--0.5%
AH Belo Corp. (b)                                                  17,344                 198
Interactive Data Corp.                                              9,550                 272
                                                                                 ------------
                                                                                          470
                                                                                 ------------

REGIONAL BANKS--1.5%
Pacific Capital Bancorp                                            22,820                 491
PNC Financial Services Group,
   Inc. (The)                                                       4,700                 308
Wilmington Trust Corp.                                             20,630                 641
                                                                                 ------------
                                                                                        1,440
                                                                                 ------------

REINSURANCE--0.2%
Max Re Capital Group Ltd.                                           8,650                 227
                                                                                 ------------

SEMICONDUCTORS--0.3%
Maxim Integrated Products, Inc.                                    15,240                 311
                                                                                 ------------

SOFT DRINKS--0.5%
Coca-Cola Enterprises, Inc.                                        18,110                 438
                                                                                 ------------

SPECIALIZED CONSUMER SERVICES--0.6%
Regis Corp.                                                        21,710                 597
                                                                                 ------------

SPECIALIZED FINANCE--0.4%
Moody's Corp.                                                      10,690                 372
                                                                                 ------------

SPECIALTY CHEMICALS--0.9%
International Flavors &
   Fragrances, Inc.                                                18,740                 825
                                                                                 ------------

SPECIALTY STORES--0.3%
OfficeMax, Inc.                                                    15,320                 293
                                                                                 ------------

STEEL--0.2%
Allegheny Technologies, Inc.                                        3,160                 225
                                                                                 ------------

SYSTEMS SOFTWARE--1.6%
BMC Software, Inc. (b)                                             13,790                 448
CA, Inc.                                                           11,980                 270
McAfee, Inc. (b)                                                   12,930                 428
Symantec Corp. (b)                                                 21,450                 356
                                                                                 ------------
                                                                                        1,502
                                                                                 ------------

THRIFTS & MORTGAGE FINANCE--2.0%
BankAtlantic Bancorp, Inc.
   Class A                                                         70,600                 276
Flushing Financial Corp.                                           15,320                 269
Hudson City Bancorp, Inc.                                          15,460                 274
New York Community Bancorp,
   Inc.                                                            14,670                 267
People's United Financial, Inc.                                    46,230                 800
                                                                                 ------------
                                                                                        1,886
                                                                                 ------------

TOBACCO--0.9%
Altria Group, Inc.                                                 12,030                 267
Philip Morris International,
   Inc. (b)                                                        12,030                 609
                                                                                 ------------
                                                                                          876
                                                                                 ------------

                        See Notes to Financial Statements

                          PHOENIX MARKET NEUTRAL FUND

                                                                           VALUE
                                                          SHARES           (000)
                                                         -------        ------------
TRUCKING--2.9%
Heartland Express, Inc.                                   90,380        $      1,289
Knight Transportation, Inc.                               53,100                 874
Landstar System, Inc.                                     10,480                 546
                                                                        ------------
                                                                               2,709
                                                                        ------------
------------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $76,134)                                                     74,567
------------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--10.5%

AIR FREIGHT & LOGISTICS--0.7%
UTi Worldwide, Inc.
   (United States)                                        33,980                 682
                                                                        ------------

APPLICATION SOFTWARE--0.4%
Amdocs Ltd. (United States) (b)                           14,290                 405
                                                                        ------------

AUTO PARTS & EQUIPMENT--0.5%
Autoliv, Inc. (Sweden)                                    10,100                 507
                                                                        ------------

AUTOMOBILE MANUFACTURERS--1.0%
Daimler AG (Germany)                                       5,540                 473
Toyota Motor Corp. (Japan)                                 8,800                 439
                                                                        ------------
                                                                                 912
                                                                        ------------

BROADCASTING & CABLE TV--0.4%
Central European Media
   Enterprises Ltd. (Bermuda) (b)                          4,470                 381
                                                                        ------------

CONSTRUCTION MATERIALS--0.5%
Buzzi Unicem SpA (Italy)                                  19,400                 483
                                                                        ------------

DIVERSIFIED CHEMICALS--0.2%
Bayer AG Sponsored ADR
   (Germany)                                               2,300                 183
                                                                        ------------

HEALTH CARE EQUIPMENT--0.9%
Fresenius SE (Germany)                                     5,950                 496
Sonova Holding AG Registered
   Shares (Switzerland)                                    4,230                 388
                                                                        ------------
                                                                                 884
                                                                        ------------

HOME ENTERTAINMENT SOFTWARE--0.6%
Nintendo Co. Ltd. (Japan)                                  1,000                 516
                                                                        ------------

HOTELS, RESORTS & CRUISE LINES--0.5%
Thomas Cook Group plc
   (United Kingdom)                                       80,910                 466
                                                                        ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
Telefonica Data Argentina S.A.
   (Argentina) (b)(e)                                      1,400                   0
Telefonica Moviles S.A.
   (Argentina) (b)(e)                                      1,400                   0
Telefonica SA (Spain)                                     16,040                 461
                                                                        ------------
                                                                                 461
                                                                        ------------

IT CONSULTING & OTHER SERVICES--0.6%
Accenture Ltd. Class A
   (United States)                                        16,530                 581
                                                                        ------------

                                                                           VALUE
                                                          SHARES           (000)
                                                         -------        ------------
PACKAGED FOODS & MEATS--1.3%
Cadbury Schweppes plc
   Sponsored ADR
   (United Kingdom)                                       17,280        $        764
Unilever N.V. (Netherlands)                               14,290                 480
                                                                        ------------
                                                                               1,244
                                                                        ------------

PHARMACEUTICALS--0.5%
Elan Corp. plc ADR (Ireland) (b)                          23,260                 485
                                                                        ------------

REINSURANCE--0.9%
Arch Capital Group Ltd.
   (United States) (b)                                     3,470                 238
PartnerRe Ltd. (United States)                             7,430                 567
                                                                        ------------
                                                                                 805
                                                                        ------------

SYSTEMS SOFTWARE--0.5%
Check Point Software
   Technologies Ltd.
   (United States) (b)                                    19,270                 432
                                                                        ------------

TOBACCO--0.5%
British American Tobacco plc
   (United Kingdom)                                       12,500                 469
                                                                        ------------
------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $9,970)                                                       9,896
------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--89.4%
(IDENTIFIED COST $86,104)                                                     84,463
------------------------------------------------------------------------------------

                                                           PAR
                                                          VALUE
                                                          (000)
                                                         -------
SHORT-TERM INVESTMENTS--9.5%

COMMERCIAL PAPER(d)--9.5%

AT&T, Inc. 2.300%
   due 4/1/08                                            $ 2,100               2,100

Cintas Corp. 2.400%
   due 4/2/08                                                660                 660

Govco LLC 2.750%
   due 4/1/08                                              4,005               4,005

Praxair, Inc. 2.200%
   due 4/4/08                                              2,260               2,260
------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $9,025)                                                       9,025
------------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $95,129)                                                     93,488(a)

SECURITIES SOLD SHORT--(87.7)%
(PROCEEDS $84,055)                                                           (82,871)

Other assets and liabilities, net--88.8%                                      83,909
                                                                        ------------

NET ASSETS--100.0%                                                      $     94,526
                                                                        ============

                                                         SHARES
                                                         -------

SECURITIES SOLD SHORT--87.7%

DOMESTIC COMMON STOCKS SOLD SHORT--81.3%

ADVERTISING--0.5%
Lamar Advertising Co.
   Class A                                                12,680                 456
                                                         -------        ------------

                                                                           VALUE
                                                          SHARES           (000)
                                                         -------        ------------
AGRICULTURAL PRODUCTS--0.9%
Bunge Ltd.                                                 2,820        $        245
Corn Products International,
   Inc.                                                   17,600                 654
                                                                        ------------
                                                                                 899
                                                                        ------------

AIR FREIGHT & LOGISTICS--1.1%
Robinson (C.H.) Worldwide,
   Inc.                                                   11,070                 602
United Parcel Service, Inc.
   Class B                                                 6,530                 477
                                                                        ------------
                                                                               1,079
                                                                        ------------

AIRLINES--0.8%
Alaska Air Group, Inc.                                    16,070                 315
Southwest Airlines Co.                                    32,630                 405
                                                                        ------------
                                                                                 720
                                                                        ------------

AIRPORT SERVICES--0.4%
Macquarie Infrastructure Co.
   LLC                                                    13,530                 394
                                                                        ------------

ALUMINUM--0.3%
Alcoa, Inc.                                                6,680                 241
                                                                        ------------

APPAREL RETAIL--1.4%
Aeropostale, Inc.                                         31,710                 860
Crew (J.) Group, Inc.                                     11,000                 486
                                                                        ------------
                                                                               1,346
                                                                        ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
Quiksilver, Inc.                                          69,260                 679
                                                                        ------------

APPLICATION SOFTWARE--1.0%
Autodesk, Inc.                                            10,860                 342
Citrix Systems, Inc.                                       9,960                 292
JDA Software Group, Inc.                                  18,350                 335
                                                                        ------------
                                                                                 969
                                                                        ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
Janus Capital Group, Inc.                                 25,110                 584
Legg Mason, Inc.                                           7,630                 427
                                                                        ------------
                                                                               1,011
                                                                        ------------

BROADCASTING & CABLE TV--1.5%
CBS Corp. Class B                                         19,250                 425
Comcast Corp. Class A                                     50,370                 974
                                                                        ------------
                                                                               1,399
                                                                        ------------

BUILDING PRODUCTS--1.0%
Simpson Manufacturing Co.,
   Inc.                                                   35,960                 977
                                                                        ------------

COAL & CONSUMABLE FUELS--1.0%
Patriot Coal Corp.                                        19,500                 916
                                                                        ------------

COMMODITY CHEMICALS--0.2%
Westlake Chemical Corp.                                   11,250                 147
                                                                        ------------

                       See Notes to Financial Statements

                          PHOENIX MARKET NEUTRAL FUND

                                                                         VALUE
                                                         SHARES          (000)
                                                        -------       -----------
COMMUNICATIONS EQUIPMENT--1.6%
CommScope, Inc.                                           8,470       $       295
Corning, Inc.                                            11,060               266
F5 Networks, Inc.                                        14,030               255
JDS Uniphase Corp.                                       21,280               285
Juniper Networks, Inc.                                   15,970               399
                                                                      -----------
                                                                            1,500
                                                                      -----------

COMPUTER & ELECTRONICS RETAIL--0.8%
Best Buy Co., Inc.                                       17,620               731
                                                                      -----------

COMPUTER HARDWARE--0.6%
NCR Corp.                                                25,620               585
                                                                      -----------

CONSTRUCTION & ENGINEERING--1.3%
EMCOR Group, Inc.                                        15,320               340
Fluor Corp.                                               4,220               596
Furmanite Corp.                                          29,950               255
                                                                      -----------
                                                                            1,191
                                                                      -----------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--2.6%
Caterpillar, Inc.                                         7,330               574
Joy Global, Inc.                                          9,430               614
Manitowoc Co., Inc. (The)                                20,190               824
Wabtec Corp.                                             12,910               486
                                                                      -----------
                                                                            2,498
                                                                      -----------

CONSTRUCTION MATERIALS--0.5%
James Hardie Industries NV                               85,380               488
                                                                      -----------

DEPARTMENT STORES--0.8%
Nordstrom, Inc.                                          12,890               420
Sears Holdings Corp.                                      3,620               370
                                                                      -----------
                                                                              790
                                                                      -----------

DISTILLERS & VINTNERS--2.1%
Brown-Forman Corp. Class B                               18,860             1,249
Constellation Brands, Inc.
   Class A                                               40,470               715
                                                                      -----------
                                                                            1,964
                                                                      -----------

DISTRIBUTORS--1.0%
LKQ Corp.                                                43,190               971
                                                                      -----------

DIVERSIFIED CHEMICALS--0.3%
Eastman Chemical Co.                                      3,880               242
                                                                      -----------
DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--1.7%
Corrections Corporation of
   America                                               21,250               585
Healthcare Services Group,
   Inc.                                                  25,050               517
Ritchie Bros. Auctioneers,
   Inc.                                                   6,440               529
                                                                      -----------
                                                                            1,631
                                                                      -----------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.0%
Scotts Co. (The) Class A                                 30,040               974
                                                                      -----------

FOREST PRODUCTS--0.2%
Weyerhaeuser Co.                                          3,620               235
                                                                      -----------

                                                                         VALUE
                                                         SHARES          (000)
                                                        -------       -----------
GAS UTILITIES--2.3%
Energysouth, Inc.                                        20,360       $     1,063
National Fuel Gas Co.                                    22,950             1,083
                                                                      -----------
                                                                            2,146
                                                                      -----------

HEALTH CARE DISTRIBUTORS--0.2%
Cardinal Health, Inc.                                     3,550               186
                                                                      -----------

HEALTH CARE EQUIPMENT--5.6%
Bard (C.R.), Inc.                                         9,130               880
Gen-Probe, Inc.                                           9,510               458
IDEXX Laboratories, Inc.                                 25,370             1,250
Kinetic Concepts, Inc.                                    5,050               234
Nobel Biocare Holding AG                                  1,630               379
ResMed, Inc.                                             14,080               594
Stryker Corp.                                            16,450             1,070
William Demant Holding                                    5,540               443
                                                                      -----------
                                                                            5,308
                                                                      -----------

HEALTH CARE SERVICES--1.0%
Chemed Corp.                                             11,290               477
Lincare Holdings, Inc.                                   17,860               502
                                                                      -----------
                                                                              979
                                                                      -----------

HEALTH CARE SUPPLIES--2.4%
Edwards Lifesciences Corp.                               18,170               809
Inverness Medical Innovations,
   Inc.                                                   3,750               113
Medical Action Industries, Inc.                          30,070               494
Merit Medical Systems, Inc.                              54,500               863
                                                                      -----------
                                                                            2,279
                                                                      -----------

HEALTH CARE TECHNOLOGY--0.2%
IMS Health, Inc.                                         10,040               211
                                                                      -----------

HOME FURNISHINGS--0.5%
Mohawk Industries, Inc.                                   6,540               468
                                                                      -----------

HOTELS, RESORTS & CRUISE LINES--0.4%
Intercontinental Hotels
   Group plc                                             26,410               398
                                                                      -----------

HOUSEHOLD APPLIANCES--0.6%
Husqvarna AB                                             45,300               545
                                                                      -----------

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.5%
TrueBlue, Inc.                                           36,590               492
                                                                      -----------

INDUSTRIAL MACHINERY--1.9%
Donaldson Co., Inc.                                      18,170               732
Mueller Water Products, Inc.                             68,840               563
Parker Hannifin Corp.                                     7,060               489
                                                                      -----------
                                                                            1,784
                                                                      -----------

INTEGRATED TELECOMMUNICATION SERVICES--1.5%
Alaska Communications
   Systems Holdings, Inc.                                52,130               638
Iowa Telecommunications
   Services, Inc.                                        46,500               825
                                                                      -----------
                                                                            1,463
                                                                      -----------

                                                                         VALUE
                                                         SHARES          (000)
                                                        -------       -----------
INTERNET SOFTWARE & SERVICES--1.3%
Equinix, Inc.                                             5,980       $       398
Google, Inc. Class A                                      1,120               493
VeriSign, Inc.                                            9,260               308
                                                                      -----------
                                                                            1,199
                                                                      -----------

INVESTMENT BANKING & BROKERAGE--0.7%
E*TRADE Financial Corp.                                 170,680               659
                                                                      -----------

IT CONSULTING & OTHER SERVICES--0.3%
Cognizant Technology Solutions
   Corp. Class A                                          9,320               269
                                                                      -----------

LEISURE FACILITIES--0.4%
Life Time Fitness, Inc.                                  11,410               356
                                                                      -----------

LEISURE PRODUCTS--0.3%
Pool Corp.                                               14,830               280
                                                                      -----------

LIFE & HEALTH INSURANCE--1.1%
Unum Group                                               45,160               994
                                                                      -----------

LIFE SCIENCES TOOLS & SERVICES--0.5%
Amag Pharmaceuticals, Inc.                                3,240               131
Millipore Corp.                                           2,090               141
Pharmaceutical Product
   Development, Inc.                                      4,470               187
                                                                      -----------
                                                                              459
                                                                      -----------

MANAGED HEALTH CARE--0.1%
Health Net, Inc.                                          4,360               134
                                                                      -----------

MARINE--1.1%
Alexander & Baldwin, Inc.                                19,640               846
Dryships, Inc.                                            3,860               231
                                                                      -----------
                                                                            1,077
                                                                      -----------

MOTORCYCLE MANUFACTURERS--0.7%
Harley-Davidson, Inc.                                    18,370               689
                                                                      -----------

MULTI-LINE INSURANCE--0.4%
Genworth Financial, Inc.
   Class A                                               15,910               360
                                                                      -----------

OFFICE REITS--0.7%
SL Green Realty Corp.                                     7,660               624
                                                                      -----------

OFFICE SERVICES & SUPPLIES--0.3%
ACCO Brands Corp.                                        18,900               256
                                                                      -----------

OIL & GAS EQUIPMENT & SERVICES--1.9%
Baker Hughes, Inc.                                       12,700               870
FMC Technologies, Inc.                                   16,740               952
                                                                      -----------
                                                                            1,822
                                                                      -----------

PACKAGED FOODS & MEATS--5.1%
Cal-Maine Foods, Inc.                                    13,680               457
Flowers Foods, Inc.                                      40,900             1,012
Groupe Danone                                             5,490               491
Hain Celestial Group, Inc.
   (The)                                                 29,170               860
Hormel Foods Corp.                                       22,250               927

                       See Notes to Financial Statements

                          PHOENIX MARKET NEUTRAL FUND

                                                                           VALUE
                                                        SHARES             (000)
                                                       -------          -----------
PACKAGED FOODS & MEATS--(CONTINUED)
Wrigley (Wm.) Jr. Co.                                   16,790          $     1,055
                                                                        -----------
                                                                              4,802
                                                                        -----------

PERSONAL PRODUCTS--1.0%
Chattem, Inc.                                           14,020                  930
                                                                        -----------

PHARMACEUTICALS--1.0%
Allergan, Inc.                                           7,110                  401
Medicis Pharmaceutical Corp.
   Class A                                              27,050                  533
                                                                        -----------
                                                                                934
                                                                        -----------

PROPERTY & CASUALTY INSURANCE--1.0%
Allstate Corp. (The)                                     9,780                  470
Safeco Corp.                                            10,170                  446
                                                                        -----------
                                                                                916
                                                                        -----------

REGIONAL BANKS--6.0%
Bank of Hawaii Corp.                                    23,580                1,169
City National Corp.                                      5,120                  253
Fifth Third Bancorp                                     13,410                  281
First Horizon National
   Corp.                                                18,690                  262
Frontier Financial Corp.                                25,290                  447
KeyCorp                                                 33,180                  728
Privatebancorp, Inc.                                     7,990                  251
Prosperity Bancshares, Inc.                             33,900                  972
TCF Financial Corp.                                     20,880                  374
Westamerica Bancorp                                     17,480                  919
                                                                        -----------
                                                                              5,656
                                                                        -----------

RESTAURANTS--3.5%
Cheesecake Factory, Inc. (The)                          27,590                  601
Sonic Corp.                                             77,260                1,703
Starbucks Corp.                                         33,730                  590
Yum! Brands, Inc.                                       10,720                  399
                                                                        -----------
                                                                              3,293
                                                                        -----------

SEMICONDUCTORS--0.3%
Broadcom Corp. Class A                                  17,160                  331
                                                                        -----------

SOFT DRINKS--1.3%
Coca-Cola Co. (The)                                     20,180                1,228
                                                                        -----------

SPECIALTY CHEMICALS--1.1%
Sensient Technologies Corp.                             33,730                  995
                                                                        -----------

                                                                           VALUE
                                                        SHARES             (000)
                                                       -------          -----------
SPECIALTY STORES--2.9%
Dick's Sporting Goods, Inc.                             28,620          $       766
Office Depot, Inc.                                      44,570                  492
PetSmart, Inc.                                          34,910                  714
Sally Beauty Holdings, Inc.                            111,420                  769
                                                                        -----------
                                                                              2,741
                                                                        -----------

SYSTEMS SOFTWARE--0.3%
VMware, Inc. Class A                                     6,020                  258
                                                                        -----------

THRIFTS & MORTGAGE FINANCE--1.1%
Countrywide Financial Corp.                            117,270                  645
Sovereign Bancorp, Inc.                                 44,990                  419
                                                                        -----------
                                                                              1,064
                                                                        -----------

TRADING COMPANIES & DISTRIBUTORS--0.7%
Fastenal Co.                                            14,090                  647
                                                                        -----------

TRUCKING--0.8%
Werner Enterprises, Inc.                                42,630                  791
                                                                        -----------

WATER UTILITIES--1.6%
Aqua America Inc.                                       57,350                1,077
SJW Corp.                                               13,980                  400
                                                                        -----------
                                                                              1,477
                                                                        -----------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
MetroPCS Communications,
   Inc.                                                 17,140                  291
                                                                        -----------
-----------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS SOLD SHORT
(PROCEEDS $77,648)                                                           76,824
-----------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--6.4%

AEROSPACE & DEFENSE--0.6%
Empresa Brasileria de Aeronautica
   S.A. ADR (Brazil)                                    13,740                  543
                                                                        -----------

AUTOMOBILE MANUFACTURERS--0.6%
Isuzu Motors Ltd. (Japan)                              111,000                  554
                                                                        -----------

CONSUMER ELECTRONICS--0.3%
Garmin Ltd. (United States)                              5,150                  278
                                                                        -----------

DISTILLERS & VINTNERS--0.5%
Pernod-Ricard SA (France)                                4,280                  440
                                                                        -----------

                                                                           VALUE
                                                        SHARES             (000)
                                                       -------          -----------
HOTELS, RESORTS & CRUISE LINES--0.4%
Orient-Express Hotel Ltd.
   Class A (Bermuda)                                     8,960          $       387
                                                                        -----------

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
Tele2 AB B Shares (Sweden)                              26,100                  493
                                                                        -----------

IT CONSULTING & OTHER SERVICES--0.5%
Nomura Research Institute Ltd.
   (Japan)                                              17,900                  468
                                                                        -----------

MARINE--0.7%
Diana Shipping, Inc. (Greece)                           25,110                  661
                                                                        -----------

PHARMACEUTICALS--0.5%
AstraZeneca plc Sponsored ADR
   (United Kingdom)                                      3,700                  140
GlaxoSmithKline plc Sponsored
   ADR (United Kingdom)                                  7,700                  327
                                                                        -----------
                                                                                467
                                                                        -----------

PROPERTY & CASUALTY INSURANCE--0.3%
XL Capital Ltd. Class A
   (United States)                                      11,230                  332
                                                                        -----------

RESTAURANTS--0.5%
Tim Hortons, Inc.
   (United States)                                      12,710                  433
                                                                        -----------

TOBACCO--0.4%
Imperial Tobacco Group plc
   ADR (United Kingdom)                                  4,690                  432
                                                                        -----------

WATER UTILITIES--0.6%
Consolidated Water Co. Ltd.
   (Cayman Islands)                                     25,360                  559
                                                                        -----------
-----------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $6,407)                                                             6,047
-----------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $84,055)                                                           82,871(f)
-----------------------------------------------------------------------------------

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,664 and gross depreciation of $4,603 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $95,427.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign Security Country Determination" in the Notes to Financial Statements.
(d)   The rate shown is the discount rate.
(e) Illiquid and restricted security. At March 31, 2008, this security amountedto a value of $0 or 0% of net assets. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(f) Federal Tax Information (reported in 000s): Net unrealized appreciation of securities sold short is comprised of gross appreciation of $3,945, and gross depreciation of $2,839 for federal income tax purposes. At March 31, 2008, the aggregate proceeds of securities sold short for federal income tax purposes was $(83,977).

                        See Notes to Financial Statements

                         PHOENIX DIVERSIFIER PHOLIO(SM)

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                  (UNAUDITED)

                                                                       VALUE
                                                          SHARES       (000)
                                                        ---------  -------------
MUTUAL FUNDS--55.2%

DOMESTIC EQUITY FUNDS(c)--40.7%
Phoenix Market Neutral
   Fund Class A                                         5,980,614  $      61,361
Phoenix Real Estate Securities
   Fund Class A                                         1,288,012         37,378
                                                                   -------------
                                                                          98,739
                                                                   -------------

FOREIGN EQUITY FUND(c)--14.5%
Phoenix Global Utilities
   Fund Class A                                         2,762,507         35,167
--------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $138,724)                                               133,906
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--44.2%
iShares S&P North American
   Natural Resources Sector
   Index Fund                                             192,155         24,538
PowerShares DB Commodity
   Index Tracking Fund (b)                                994,250         35,793
PowerShares DB G10
   Currency Harvest Fund (b)                              653,680         16,819
SPDR DJ Wilshire International
   Real Estate Exchange
   Tracking Fund                                          569,560         30,101
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $97,121)                                                107,251
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $235,845)                                               241,157
--------------------------------------------------------------------------------

                                                           PAR
                                                          VALUE
                                                          (000)
                                                        ---------
SHORT-TERM INVESTMENTS--0.5%

COMMERCIAL PAPER(d)--0.5%
Eaton Corp.
   2.750% due 4/1/08                                    $   1,185          1,185
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,185)                                                   1,185
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $237,030)                                               242,342(a)

Other assets and liabilities, net--0.1%                                      247
                                                                   -------------

NET ASSETS--100.0%                                                 $     242,589
                                                                   =============

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,130 and gross depreciation of $9,983 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $240,195.
(b)   Non-income producing.
(c)   Affiliated Fund.
(d)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                      PHOENIX WEALTH ACCUMULATOR PHOLIO(SM)

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                                VALUE
                                                            SHARES              (000)
                                                           --------         -------------
MUTUAL FUNDS--99.7%

DOMESTIC EQUITY FUNDS(c)--70.8%
Phoenix Capital Growth Fund
   Class A (b)                                               64,149         $         962
Phoenix Growth & Income
   Fund Class A                                             113,813                 1,875
Phoenix Growth Opportunities
   Fund Class A (b)                                          64,231                   885
Phoenix Market Neutral
   Fund Class A                                              91,214                   936
Phoenix Mid-Cap Value
   Fund Class A                                              27,576                   614
Phoenix Quality Small-Cap
   Fund Class A                                              30,132                   291
Phoenix Real Estate Securities
   Fund Class A                                              20,768                   603
Phoenix Small Cap Value
   Fund Class A (b)                                          25,826                   296
Phoenix Small-Cap Growth
   Fund Class A (b)                                           9,390                   284
Phoenix Small-Cap Sustainable
   Growth Fund Class A (b)                                   33,796                   309
Phoenix Value Opportunities
   Fund Class A                                             162,645                 1,709
                                                                            -------------
                                                                                    8,764
                                                                            -------------

FOREIGN EQUITY FUNDS(c)--28.9%
Phoenix Foreign Opportunities
   Fund Class A                                              38,195                   982
Phoenix Global Utilities
   Fund Class A                                              38,851                   495
Phoenix International Real
   Estate Securities Fund
   Class A                                                   68,620                   595
Phoenix International Strategies
   Fund Class A                                             111,489                 1,508
                                                                            -------------
                                                                                    3,580
-----------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $12,888)                                                          12,344
-----------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $12,888)                                                          12,344
-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $12,888)                                                          12,344(a)

Other assets and liabilities, net--0.3%                                                43
                                                                            -------------

NET ASSETS--100.0%                                                          $      12,387
                                                                            =============

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $179 and gross depreciation of $800 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $12,965.
(b)   Non-income producing.
(c)   Affiliated Fund.

                        See Notes to Financial Statements

                        PHOENIX WEALTH BUILDER PHOLIO(SM)

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                                    VALUE
                                                                SHARES              (000)
                                                              ---------         ------------
MUTUAL FUNDS--99.9%

DOMESTIC EQUITY FUNDS(c)--54.8%
Phoenix Capital Growth Fund
   Class A (b)                                                  415,676         $      6,235
Phoenix Growth & Income
   Fund Class A                                                 755,600               12,445
Phoenix Growth Opportunities
   Fund Class A (b)                                             438,569                6,043
Phoenix Market Neutral Fund
   Class A                                                      823,009                8,444
Phoenix Mid-Cap Value Fund
   Class A                                                      196,208                4,369
Phoenix Quality Small-Cap Fund
   Class A                                                      205,926                1,989
Phoenix Real Estate Securities
   Fund Class A                                                 167,119                4,850
Phoenix Small Cap Value Fund
   Class A (b)                                                  193,815                2,221
Phoenix Small-Cap Growth
   Fund Class A (b)                                              68,772                2,082
Phoenix Small-Cap Sustainable
   Growth Fund Class A (b)                                      233,293                2,135
Phoenix Value Opportunities
   Fund Class A                                               1,062,565               11,168
                                                                                ------------
                                                                                      61,981
                                                                                ------------

FOREIGN EQUITY FUNDS(c)--23.9%
Phoenix Foreign Opportunities
   Fund Class A                                                 261,061                6,712
Phoenix Global Utilities Fund
   Class A                                                      350,663                4,464
Phoenix International Real
   Estate Securities Fund
   Class A                                                      556,650                4,826
Phoenix International Strategies
   Fund Class A                                                 809,141               10,948
                                                                                ------------
                                                                                      26,950
                                                                                ------------

DOMESTIC FIXED INCOME FUNDS(c)--21.2%
Phoenix Bond Fund Class A                                       936,911                9,622
Phoenix Insight High Yield
   Bond Fund Class A                                            204,122                2,290
Phoenix Institutional Bond
   Fund Class Y                                                 314,079                9,702
Phoenix Multi-Sector Short
   Term Bond Fund Class A                                       521,748                2,374
                                                                                ------------
                                                                                      23,988
--------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $109,334)                                                           112,919
--------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.9%
(IDENTIFIED COST $109,334)                                                           112,919
--------------------------------------------------------------------------------------------

                                                                                     PAR
                                                               VALUE                VALUE
                                                               (000)                (000)
                                                              ---------         ------------
SHORT-TERM INVESTMENTS--0.2%

COMMERCIAL PAPER(d)--0.2%
Eaton Corp.
   2.750% due 4/1/08                                          $     265         $        265
--------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $265)                                                                   265
--------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $109,599)                                                           113,184(a)

Other assets and liabilities, net--(0.1)%                                               (121)
                                                                                ------------

NET ASSETS--100.0%                                                              $    113,063
                                                                                ============

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,865 and gross depreciation of $5,913 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $110,232.
(b)   Non-income producing.
(c)   Affiliated Fund.
(d)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                       PHOENIX WEALTH GUARDIAN PHOLIO(SM)

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                                         VALUE
                                                                        SHARES           (000)
                                                                        ------        ------------
MUTUAL FUNDS--99.6%

DOMESTIC EQUITY FUNDS(c)--42.3%
Phoenix Capital Growth Fund
   Class A (b)                                                          156,889       $      2,353
Phoenix Growth & Income
   Fund Class A                                                         275,892              4,544
Phoenix Growth Opportunities
   Fund Class A (b)                                                     157,775              2,174
Phoenix Market Neutral
   Fund Class A                                                         341,627              3,505
Phoenix Mid-Cap Value
   Fund Class A                                                          70,158              1,563
Phoenix Quality Small-Cap
   Fund Class A                                                          74,433                719
Phoenix Real Estate Securities
   Fund Class A                                                          50,207              1,457
Phoenix Small Cap Value
   Fund Class A (b)                                                      64,976                745
Phoenix Small-Cap Growth
   Fund Class A (b)                                                      24,120                730
Phoenix Small-Cap Sustainable
   Growth Fund Class A (b)                                               84,462                773
Phoenix Value Opportunities
   Fund Class A                                                         421,708              4,432
                                                                                      ------------
                                                                                            22,995
                                                                                      ------------

FOREIGN EQUITY FUNDS(c)--16.4%
Phoenix Foreign Opportunities
   Fund Class A                                                          80,602              2,072
Phoenix Global Utilities
   Fund Class A                                                          83,584              1,064
Phoenix International Real
   Estate Securities Fund
   Class A                                                              157,343              1,364
Phoenix International Strategies
   Fund Class A                                                         326,117              4,413
                                                                                      ------------
                                                                                             8,913
                                                                                      ------------

DOMESTIC FIXED INCOME FUNDS(c)--40.9%
Phoenix Bond Fund Class A                                               875,517              8,992
Phoenix Insight High Yield Bond
   Fund Class A                                                         193,248              2,168
Phoenix Institutional Bond
   Fund Class Y                                                         285,699              8,825
Phoenix Multi-Sector Short
   Term Bond Fund Class A                                               488,421              2,222
                                                                                      ------------
                                                                                            22,207
--------------------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $53,485)                                                                   54,115
--------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $53,485)                                                                   54,115
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $53,485)                                                                   54,115(a)

Other assets and liabilities, net--0.4%                                                        237
                                                                                      ------------

NET ASSETS--100.0%                                                                    $     54,352
                                                                                      ============

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,731 and gross depreciation of $2,520 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $53,904.
(b)   Non-income producing.
(c)   Affiliated Fund.

                        See Notes to Financial Statements

                               PHOENIX BOND FUND

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (UNAUDITED)

                                                          PAR
                                                         VALUE       VALUE
                                                         (000)       (000)
                                                       ---------   ---------
U.S. GOVERNMENT SECURITIES--24.0%

U.S. TREASURY BONDS--1.1%
U.S. Treasury Bond
   6.250% due 8/15/23                                  $     670   $     825
                                                                   ---------

U.S. TREASURY NOTES--22.9%
U.S. Treasury Note
   4.875% due 5/15/09                                      9,965      10,329
   2.750% due 2/28/13                                      3,785       3,837
   4.750% due 8/15/17                                      2,115       2,340
                                                                   ---------
                                                                      16,506
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $17,088)                                             17,331
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--37.4%
FHLMC
   7.500% due 7/1/09                                           6           6
   7.500% due 4/1/14                                          45          48
   7.000% due 4/1/16                                          31          33
   7.000% due 1/1/33                                         276         292
   5.980% due 2/1/34 (c)                                     124         126
   4.500% due 4/1/37                                       5,263       5,079
FHLMC 2503 B
   5.500% due 9/15/17                                        281         292
FHLMC 2764 HW
   5.000% due 3/15/19                                        455         459
FNMA
   7.000% due 5/1/14                                          31          33
   8.000% due 1/1/15                                           6           6
   5.000% due 12/1/22                                      5,211       5,265
   7.162% due 7/1/33 (c)                                      60          60
   6.905% due 9/1/33 (c)                                      65          66
   6.737% due 11/1/33 (c)                                    128         131
   6.349% due 12/1/33 (c)                                     63          64
   5.543% due 3/1/34 (c)                                     118         120
   5.436% due 4/1/34 (c)                                     108         110
   4.500% due 1/1/35                                         447         432
   5.262% due 5/1/35 (c)                                   3,065       3,129
   5.000% due 2/1/37                                       5,921       5,867
   5.000% due 3/1/37                                       5,406       5,355
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $26,691)                                             26,973
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--19.9%

AIR FREIGHT & LOGISTICS--0.3%
United Parcel Service, Inc.
   5.500% due 1/15/18                                        185         195
                                                                   ---------
APPLICATION SOFTWARE--0.2%
Intuit, Inc.
   5.750% due 3/15/17                                        155         150
                                                                   ---------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Janus Capital Group, Inc.
   6.250% due 6/15/12                                        120         122
State Street Capital Trust III
   8.250% due 12/29/49 (c)                                    65          65
                                                                   ---------
                                                                         187
                                                                   ---------

                                                          PAR
                                                         VALUE       VALUE
                                                         (000)       (000)
                                                       ---------   ---------
BROADCASTING & CABLE TV--0.6%
Clear Channel Communications, Inc.
   7.650% due 9/15/10                                        155   $     164
United Artists Theatre Circuit, Inc.
Series BD-1
   9.300% due 7/1/15 (e)                                      10          10
Viacom, Inc.
   5.750% due 4/30/11                                        225         227
                                                                   ---------
                                                                         401
                                                                   ---------

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co.
   5.625% due 1/15/12                                        105         104
   6.125% due 1/15/17                                        105          96
                                                                   ---------
                                                                         200
                                                                   ---------

COMMUNICATIONS EQUIPMENT--0.4%
Cisco Systems, Inc.
   5.500% due 2/22/16                                        300         310
                                                                   ---------

CONSUMER FINANCE--2.0%
American Express Co.
   6.150% due 8/28/17                                        145         144
   7.000% due 3/19/18                                        150         157
American General Finance Corp.
   4.000% due 3/15/11                                        450         425
   5.750% due 9/15/16                                        180         166
Capital One Financial Corp.
   5.700% due 9/15/11                                        215         203
   6.150% due 9/1/16                                         260         218
John Deere Capital Corp.
   5.350% due 4/3/18                                         100         100
                                                                   ---------
                                                                       1,413
                                                                   ---------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Fiserv, Inc.
   6.125% due 11/20/12                                       345         356
                                                                   ---------

DIVERSIFIED BANKS--0.4%
Wells Fargo & Co.
   5.125% due 9/15/16                                        275         272
                                                                   ---------

ELECTRIC UTILITIES--0.7%
Appalachian Power Co.
   5.550% due 4/1/11                                         285         291
Nevada Power Co. Series R
   6.750% due 7/1/37                                         110         106
Reliant Energy, Inc.
   6.750% due 12/15/14                                       125         128
                                                                   ---------
                                                                         525
                                                                   ---------

FOOD RETAIL--0.6%
Safeway, Inc.
   6.500% due 3/1/11                                         425         452
                                                                   ---------

GAS UTILITIES--0.3%
Atmos Energy Corp.
   6.350% due 6/15/17                                        190         194
                                                                   ---------

                                                          PAR
                                                         VALUE       VALUE
                                                         (000)       (000)
                                                       ---------   ---------
HEALTH CARE SERVICES--0.2%
Quest Diagnostics, Inc.
   6.400% due 7/1/17                                         150   $     151
                                                                   ---------

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc.
   5.750% due 1/15/11                                        150         159
                                                                   ---------

HYPERMARKETS & SUPER CENTERS--0.2%
Costco Wholesale Corp.
   5.500% due 3/15/17                                        165         171
                                                                   ---------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
MidAmerican Energy Co.
   5.650% due 7/15/12                                        145         153
   5.800% due 10/15/36                                       245         233
                                                                   ---------
                                                                         386
                                                                   ---------
INTEGRATED OIL & GAS--1.5%

Conoco Funding Co.
   6.350% due 10/15/11                                     1,000       1,090
                                                                   ---------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
AT&T, Inc.
   6.250% due 3/15/11                                        420         440
Verizon Communications, Inc.
   5.500% due 2/15/18                                        390         380
                                                                   ---------
                                                                         820
                                                                   ---------

INVESTMENT BANKING & BROKERAGE--1.3%
Bear Stearns Cos., Inc. (The)
   7.250% due 2/1/18                                         245         253
Lehman Brothers Holdings, Inc.
   5.750% due 1/3/17                                         240         217
Merrill Lynch & Co., Inc.
   6.400% due 8/28/17                                        240         237
UBS Preferred Funding Trust V
   6.243% due 5/29/49 (c)                                    260         217
                                                                   ---------
                                                                         924
                                                                   ---------

LIFE & HEALTH INSURANCE--1.0%
Lincoln National Corp.
   5.650% due 8/27/12                                        415         423
   6.050% due 4/20/67 (c)                                     50          44
Protective Life Secured Trust
   4.000% due 4/1/11                                         300         292
                                                                   ---------
                                                                         759
                                                                   ---------

MANAGED HEALTH CARE--0.6%
Wellpoint, Inc.
   5.000% due 1/15/11                                        400         404
                                                                   ---------

MULTI-LINE INSURANCE--0.4%
Genworth Financial, Inc.
   6.150% due 11/15/66 (c)                                   135         113
Genworth Global Funding Trusts
   5.125% due 3/15/11                                        160         164
                                                                   ---------
                                                                         277
                                                                   ---------

                       See Notes to Financial Statements

                               PHOENIX BOND FUND

                                                       PAR
                                                      VALUE       VALUE
                                                      (000)       (000)
                                                    ---------   ---------
OFFICE REITS--0.1%
Duke Realty LP
   5.625% due 8/15/11                               $      75   $      72
                                                                ---------

OFFICE SERVICES & SUPPLIES--0.3%
IKON Office Solutions, Inc.
   7.750% due 9/15/15                                     235         224
                                                                ---------

OIL & GAS EXPLORATION & PRODUCTION--0.8%
EOG Resources, Inc.
   5.875% due 9/15/17                                     290         304
XTO Energy, Inc.
   5.900% due 8/1/12                                      295         308
                                                                ---------
                                                                      612
                                                                ---------

OIL & GAS STORAGE & TRANSPORTATION--0.8%
Enbridge Energy Partners LP
   5.875% due 12/15/16                                    120         119
Energy Transfer Partners LP
   6.700% due 7/1/18                                      240         242
Kinder Morgan Energy Partners LP
   5.850% due 9/15/12                                     145         149
Pacific Energy Partners LP/Pacific Energy
   Finance Corp.
   6.250% due 9/15/15                                      75          74
                                                                ---------
                                                                      584
                                                                ---------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
Bank of America Corp.
   8.000% due 12/29/49 (c)                                235         235
Citigroup, Inc.
   5.000% due 9/15/14                                     290         273
ConocoPhillips Canada Funding Co.
   5.625% due 10/15/16                                    230         241
General Electric Capital Corp.
   6.375% due 11/15/67 (c)                                260         255
International Lease Finance Corp.
   5.625% due 9/20/13                                     130         127
JPMorgan Chase & Co.
   5.750% due 1/2/13                                      350         366
                                                                ---------
                                                                    1,497
                                                                ---------

PACKAGED FOODS & MEATS--0.2%
General Mills, Inc.
   5.650% due 9/10/12                                     130         135
                                                                ---------
PAPER PRODUCTS--0.1%
Exopac Holding Corp.
   11.250% due 2/1/14                                      45          41
                                                                ---------

PRECIOUS METALS & MINERALS--0.1%
PNA Group, Inc.
   10.750% due 9/1/16                                      55          48
                                                                ---------

PROPERTY & CASUALTY INSURANCE--0.2%
Chubb Corp.
   6.375% due 3/29/37 (c)                                 165         154
                                                                ---------

REGIONAL BANKS--0.3%
Credit Suisse First Boston
   6.000% due 2/15/18                                     240         239
                                                                ---------

                                                       PAR
                                                      VALUE       VALUE
                                                      (000)       (000)
                                                    ---------   ---------
RESIDENTIAL REITS--0.5%
AvalonBay Communities, Inc.
   5.750% due 9/15/16                                     145   $     131
ERP Operating LP
   5.375% due 8/1/16                                      270         240
                                                                ---------
                                                                      371
                                                                ---------

RESTAURANTS--0.4%
Starbucks Corp.
   6.250% due 8/15/17                                     300         313
                                                                ---------

RETAIL REITS--0.3%
Simon Property Group LP
   5.600% due 9/1/11                                      235         235
                                                                ---------

SPECIALTY CHEMICALS--0.1%
Huntsman International LLC
   7.875% due 11/15/14                                     15          16
   7.375% due 1/1/15                                       20          21
                                                                ---------
                                                                       37
-------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $14,391)                                          14,358
-------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--10.8%
Banc of America Commercial Mortgage, Inc.
   00-1, A1A
   7.109% due 11/15/31                                     15          15
Banc of America Funding Corp. 07-E, 6A1
   6.201% due 9/20/37 (c)                                 673         637
Banc of America Funding Corp. 07-E, 9A1
   6.304% due 9/20/37 (c)                               1,346       1,257
Citigroup Mortgage Loan Trust, Inc. 04-NCM2, 2CB3
   8.000% due 8/25/34                                      59          59
HSBC Asset Loan Obligation 07-AR2, 4A1
   6.125% due 9/25/37 (c)                                 861         775
Master Asset Securitization Trust
   Alternative Loans Trust 03-7, 5A1
   6.250% due 11/25/33                                    171         157
Master Asset Securitization Trust
   Alternative Loans Trust 04-1, 3A1
   7.000% due 1/25/34                                     122         122
Master Asset Securitization Trust
   Alternative Loans Trust 04-5, 6A1
   7.000% due 6/25/34                                      80          81
Master Asset Securitization Trust
   Alternative Loans Trust 04-6, 6A1
   6.500% due 7/25/34                                     508         505
Merrill Lynch Mortgage Trust 05-MCP1, A2
   4.556% due 6/12/43                                     725         713
Morgan Stanley Mortgage Loan Trust 04-3, 3A
   6.000% due 4/25/34                                     629         640
Residential Asset Mortgage Products, Inc.
   04-SL3, A4
   8.500% due 12/25/31                                    298         308

                                                       PAR
                                                      VALUE       VALUE
                                                      (000)       (000)
                                                    ---------   ---------
Washington Mutual Mortgage Pass-Through
   Certificates 07-HY3, 3A3
   5.855% due 3/25/37 (c)                               2,805   $   2,530
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,318)                                            7,799
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--6.3%

CANADA--1.7%
CHC Helicopter Corp.
   7.375% due 5/1/14                                       60          60
Husky Energy, Inc.
   6.200% due 9/15/17                                     275         282
Suncor Energy, Inc.
   6.500% due 6/15/38                                     205         202
TransCanada Pipelines Ltd.
   6.350% due 5/15/67 (c)                                 105          93
Xstrata Finance Canada Ltd. 144A (b)
   5.800% due 11/15/16                                    370         357
   6.900% due 11/15/37                                    255         247
                                                                ---------
                                                                    1,241
                                                                ---------

ITALY--0.2%
Telecom Italia Capital SA
   5.250% due 10/1/15                                     155         141
                                                                ---------

JAPAN--0.4%
Resona Bank Ltd. 144A
   5.850% due 9/29/49 (b)(c)                              345         287
                                                                ---------

NETHERLANDS--0.6%
ING Groep N.V.
   5.775% due 12/29/49 (c)                                535         456
                                                                ---------

SPAIN--1.2%
Santander Issuances S.A. Unipersonal 144A
   5.911% due 6/20/16 (b)                                 410         405
Telefonica Emisiones S.A.
   5.984% due 6/20/11                                     435         448
                                                                ---------
                                                                      853
                                                                ---------

SWITZERLAND--0.3%
Credit Suisse Guernsey Ltd.
   5.860% due 5/29/49 (c)                                 275         233
                                                                ---------

UNITED KINGDOM--1.0%
Diageo Capital plc
   5.750% due 10/23/17                                    145         148

HBOS plc 144A
   6.657% due 11/21/49 (b)(c)                             400         286
Royal Bank of Scotland Group plc 144A
   6.990% due 10/29/49 (b)(c)                             335         285
                                                                ---------
                                                                      719
                                                                ---------

                       See Notes to Financial Statements

                               PHOENIX BOND FUND

                                                 PAR
                                                VALUE        VALUE
                                                (000)        (000)
                                              ----------   ---------
UNITED STATES--0.9%
Tyco Electronic Group SA 144A
   6.000% due 10/1/12 (b)                     $     285    $     292
WEA Finance LLC/WCI Finance LLC 144A
   5.700% due 10/1/16 (b)                           375          339
                                                           ---------
                                                                 631
--------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,944)                                       4,561
--------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $71,432)                                     71,022
--------------------------------------------------------------------

SHORT-TERM INVESTMENTS--6.6%

FEDERAL AGENCY SECURITIES(f)--6.6%
FHLB
   1.500% due 4/1/08                              4,800        4,800
                                                           ---------
--------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,800)                                       4,800
--------------------------------------------------------------------
TOTAL INVESTMENTS--105.0%
(IDENTIFIED COST $76,232)                                     75,822(a)
Other assets and liabilities, net--(5.0)%                     (3,614)
                                                           ---------

NET ASSETS--100.0%                                         $  72,208
                                                           =========

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $858 and gross depreciation of $1,337 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $76,301.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $2,498 (reported in 000s) or 3.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e)   Illiquid security.
(f)   The rate shown is the discount rate.

                       See Notes to Financial Statements

                        PHOENIX CA TAX-EXEMPT BOND FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                  (UNAUDITED)

                                                     PAR
                                                    VALUE       VALUE
                                                    (000)       (000)
                                                  ---------   ---------
MUNICIPAL TAX-EXEMPT BONDS(c)--98.5%

DEVELOPMENT REVENUE--5.4%
Hercules Redevelopment Agency Tax-Allocation
   (AMBAC Insured)
   5.000% due 8/1/29                              $     500   $     480
Los Angeles Community Redevelopment Agency,
   Series A (AMBAC/FHA Insured)
   6.550% due 1/1/27                                    100         100
Ontario Redevelopment Financing Authority,
   Project No. 1(MBIA Insured)
   6.900% due 8/1/10                                     70          75
   5.250% due 8/1/13                                    500         526
San Diego Redevelopment Agency, Center City
   Series A (AMBAC Insured)
   4.750% due 9/1/30                                    500         477
San Diego Redevelopment Agency, Center City
   Series B (AMBAC Insured)
   5.350% due 9/1/24                                  1,000       1,027
Santa Clara Redevelopment Agency Tax Allocation
   (MBIA Insured)
   5.000% due 6/1/22                                  1,000       1,026
                                                              ---------
                                                                  3,711
                                                              ---------

EDUCATION REVENUE--3.1%
North City West School Facilities
   Financing Authority, Series B (AMBAC Insured)
   5.250% due 9/1/19                                  1,000       1,085
Sweetwater Unified High School District,
   Public Financing Authority, Series A
   (FSA Insured)
   5.000% due 9/1/29                                  1,000         999
                                                              ---------
                                                                  2,084
                                                              ---------

GENERAL OBLIGATION--20.7%
Antelope Valley Union High School District,
   Series A (MBIA Insured)
   5.000% due 2/1/27                                  1,000       1,018
Brea & Olinda Unified School District,
   Series A (FGIC Insured)
   6.000% due 8/1/15                                    150         172
Butte-Glenn Community College District,
   Series A (MBIA Insured)
   5.500% due 8/1/19                                  1,000       1,073
California State
   6.250% due 4/1/08                                    825         825
   5.250% due 6/1/16                                     65          65
   5.000% due 2/1/20                                    750         768
   5.500% due 3/1/26                                    500         525
   5.000% due 9/1/30                                    600         593
   5.000% due 11/1/32                                   700         687
   5.000% due 12/1/37                                   250         243
California State Veterans Bonds, Series BG
   5.150% due 12/1/14                                   895         907

                                                     PAR
                                                    VALUE       VALUE
                                                    (000)       (000)
                                                  ---------   ---------
GENERAL OBLIGATION--(CONTINUED)
California State Veterans Bonds, Series CC
   4.500% due 12/1/37                                   330   $     297
Desert Community College District
   (MBIA Insured)
   5.000% due 8/1/18                                    990       1,053
Gilroy Unified School District (FGIC Insured)
   5.000% due 8/1/27                                    500         507
Grossmont-Cuyamaca Community College,
   District Election of 2002, Series A
   (MBIA Insured)
   5.000% due 8/1/19                                    250         261
Los Angeles Unified School District,
   Series A-1 (MBIA Insured)
   4.500% due 1/1/28                                    500         474
Metropolitan Water District Southern
   California, Series A
   5.250% due 3/1/11                                    180         184
Placer Union High School District
   (FSA Insured)
   0% due 8/1/32                                      1,500         369
Rancho Santiago Community College
   District (FSA Insured)
   0% due 9/1/27                                      1,200         407
San Rafael Elementary School District,
   Election of 2002-B (FGIC Insured)
   0% due 8/1/26                                      1,000         363
Santa Ana Unified School District
   (FGIC Insured)
   5.700% due 8/1/22                                    400         418
Santa Clara Unified School District
   (FGIC Insured)
   5.500% due 7/1/20                                  1,000       1,040
Walnut Valley Unified School District,
   Series A (MBIA Insured)
   0% due 8/1/19                                      3,095       1,558
Wiseburn School District, Series A
   (MBIA Insured)
   5.000% due 8/1/17                                    280         299
                                                              ---------
                                                                 14,106
                                                              ---------

GENERAL REVENUE--15.5%
Anaheim Public Financing Authority, Series C
   (FSA Insured)
   6.000% due 9/1/16                                  1,600       1,849
Beverly Hills Public Financing Authority
   4.500% due 6/1/28                                    500         456
California State Public Works Board,
   Department of Health Services, Richmond
   Lab Series B (XLCA Insured)
   5.000% due 11/1/17                                   460         484
California State Public Works Board,
   Highway Patrol Series C
   5.250% due 11/1/20                                   500         517

                                                     PAR
                                                    VALUE       VALUE
                                                    (000)       (000)
                                                  ---------   ---------
GENERAL REVENUE--(CONTINUED)
Golden State Tobacco Securitization Corp.,
   Series A-1
   5.125% due 6/1/47                                  1,500   $   1,190
   5.750% due 6/1/47                                    500         441
Los Angeles County Public Works Financing
   Authority, Series A (FSA Insured)
   5.500% due 10/1/18                                   450         496
Pomona Certificates of Participation
   (AMBAC Insured)
   5.500% due 6/1/28                                  1,365       1,422
San Diego County Certificates of Participation
   (AMBAC Insured)
   5.250% due 11/1/15                                   960       1,016
San Jose Financing Authority, Series F
   (MBIA Insured)
   5.000% due 9/1/15                                  1,000       1,055
South Bay Regional Public Communications
   Authority (ACA Insured)
   4.750% due 1/1/31                                    635         514
South Coast Air Quality Management Corp.
   (AMBAC Insured)
   6.000% due 8/1/11                                  1,000       1,095
                                                              ---------
                                                                 10,535
                                                              ---------

HIGHER EDUCATION REVENUE--3.0%
California Educational Facilities Authority,
Chapman University (Connie Lee Insured)
   5.375% due 10/1/16                                    60          61
California State Public Works Board,
   University of California Series D
   5.000% due 5/1/30                                  1,000       1,003
University of California, Series B
   4.750% due 5/15/38                                   500         462
University of California, Series G
   (FGIC Insured)
   4.750% due 5/15/35                                   525         494
                                                              ---------
                                                                  2,020
                                                              ---------

MEDICAL REVENUE--6.1%
California Health Facilities Financing
   Authority, Cedars-Sinai Medical Center
   5.000% due 11/15/34                                  500         470
California Health Facilities Financing
   Authority, Stanford Hospital and Clinics
   Series A
   5.000% due 11/15/14                                  250         262
California Health Facilities Financing
   Authority, Sutter Health Series A
   5.000% due 11/15/42                                  870         816
California State Public Works Board,
   Department of Mental Health Series A
   5.500% due 6/1/16                                  1,000       1,083

                       See Notes to Financial Statements

                        PHOENIX CA TAX-EXEMPT BOND FUND

                                                      PAR
                                                     VALUE       VALUE
                                                     (000)       (000)
                                                   ---------   ---------
MEDICAL REVENUE--(CONTINUED)
California Statewide Communities Development
   Authority, Kaiser Permanente, Series B
   5.000% due 3/1/41                               $     500   $     460
California Statewide Communities Development
   Authority, St. Joseph Health System
   (FGIC Insured)
   5.750% due 7/1/47                                     500         503
San Joaquin General Hospital Project,
   Certificates of Participation (MBIA Insured)
   5.250% due 9/1/12                                     100         104
Santa Clara County Financing Authority,
   Series A (AMBAC Insured)
   7.750% due 11/15/11                                   400         465
                                                               ---------
                                                                   4,163
                                                               ---------

MUNICIPAL UTILITY DISTRICT REVENUE--1.2%
Sacramento Municipal Utilities District,
   Financing Authority (MBIA Insured)
   4.750% due 7/1/26                                     500         469
Sacramento Municipal Utility District,
   Series O (MBIA Insured)
   5.250% due 8/15/15                                    310         328
                                                               ---------
                                                                     797
                                                               ---------

NATURAL GAS REVENUE--0.7%
Roseville Natural Gas Financing Authority
   5.000% due 2/15/24                                    500         455
                                                               ---------

POWER REVENUE--5.3%
Los Angeles Water and Power, Series A -A-2
   (MBIA insured)
   5.000% due 7/1/19                                     760         796
Northern California Power Agency, Hydroelectric
   Project Series A (MBIA Insured)
   5.000% due 7/1/15                                   1,000       1,013
   5.200% due 7/1/32                                   1,120       1,120
Southern California Public Power Authority,
   Series B (FSA Insured)
   5.000% due 7/1/12                                     635         689
                                                               ---------
                                                                   3,618
                                                               ---------

PRE-REFUNDED--27.5%
Contra Costa County Home Mortgage
   (GNMA Collateralized)
   7.500% due 5/1/14  (b)                                500         613
Cypress Single Family Residential Mortgage,
   Series B (Private Mortgage Insurance)
   7.250% due 1/1/12  (b)                                200         231

                                                      PAR
                                                     VALUE       VALUE
                                                     (000)       (000)
                                                   ---------   ---------
PRE-REFUNDED--(CONTINUED)
Duarte Redevelopment Agency Single Family
   Mortgage, Series A (FNMA Collateralized)
   6.875% due 11/1/11  (b)                         $     300   $     344
Huntington Park Redevelopment Agency Single
   Family Residential Mortgage, Series A
   (FHA/VA/PRIV MTGS Insured)
   8.000% due 12/1/19  (b)                             2,400       3,312
Los Angeles Harbor Department
   7.600% due 10/1/18 (b)                                895       1,094
Lucia Mar Unified School District, Election of
   2004 Series A, Prerefunded 8/1/14 @ 100
   (FGIC Insured)
   5.000% due 8/1/27                                   1,000       1,108
M-S-R Public Power Agency San Juan Project,
   Series D (MBIA Insured)
   6.750% due 7/1/20  (b)                              1,835       2,167
Modesto Wastewater Treatment Facility
   (MBIA Insured)
   6.000% due 11/1/12  (b)                               735         836
Northern California Power Agency, Prerefunded
   7/1/21 @ 100 (AMBAC Insured)
   7.500% due 7/1/23                                     195         256
Pomona Unified School District, Series C
   (MBIA Insured)
   5.600% due 8/1/12  (b)                              1,500       1,674
Riverside County Redevelopment Agency,
   Prerefunded 10/01/11 @ 102 (AMBAC Insured)
   5.250% due 10/1/17                                    250         277
Riverside County Single Family Series A
   (GNMA Collateralized)
   7.800% due 5/1/21  (b)                              4,000       5,317
Riverside County Single Family Series B
   (GNMA Collateralized)
   8.625% due 5/1/16  (b)                              1,000       1,334
Stockton Housing Facility, O'Connor Woods
   Project Series A, Prerefunded 9/20/17 @ 100
   (GNMA Collateralized)
   5.600% due 3/20/28                                    200         203
                                                               ---------
                                                                  18,766
                                                               ---------

TRANSPORTATION REVENUE--1.3%
Alameda Corridor Transportation Authority,
   Series A (MBIA Insured)
   5.125% due 10/1/16                                    150         155
   5.125% due 10/1/17                                    125         129
Los Angeles Harbor Department Revenue
   (MBIA Insured)
   4.500% due 8/1/27                                     500         450

                                                      PAR
                                                     VALUE       VALUE
                                                     (000)       (000)
                                                   ---------   ---------
TRANSPORTATION REVENUE--(CONTINUED)
San Francisco Bay Area Rapid Transit District
   5.250% due 7/1/17                                     180   $     182
                                                               ---------
                                                                     916
                                                               ---------

WATER & SEWER REVENUE--8.7%
California Statewide Communities Development
   Authority, Anheuser-Bush Project
   4.800% due 9/1/46                                   1,000         816
Delta Diablo Sanitation District, Certificates
   of Participation (MBIA Insured)
   0% due 12/1/16                                      1,070         740
El Dorado Irrigation District, Certificates of
   Participation, Series A (FGIC Insured)
   5.250% due 3/1/16                                     365         387
Metropolitan Water District of Southern
   California Waterworks, Series B-3
   (MBIA Insured)
   5.000% due 10/1/29                                  1,000       1,008
Modesto Wastewater, Series A (FSA Insured)
   5.000% due 11/1/19                                    245         258
Mountain View Shoreline Regional Park Community,
   Series A (MBIA Insured)
   5.500% due 8/1/21                                   1,000       1,009
Redlands Financing Authority, Series A
   (FSA Insured)
   5.000% due 9/1/17                                   1,000       1,038
Sweetwater Water Authority (AMBAC Insured)
   5.250% due 4/1/10                                     125         128
Westlands Water District, Certificates of
   Participation (MBIA Insured)
   5.250% due 9/1/14                                     500         543
                                                               ---------
                                                                   5,927
------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $65,729)                                         67,098
------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $65,729)                                         67,098
------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.3%

FEDERAL AGENCY SECURITIES(d)--0.3%
FHLB
   2.000% due 4/4/08                                     200         200
                                                               ---------
------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $200)                                               200
------------------------------------------------------------------------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $65,929)                                         67,298(a)

Other assets and liabilities, net--1.2%                              796

                                                               ---------
NET ASSETS--100.0%                                             $  68,094
                                                               =========

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,782 and gross depreciation of $1,412 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $65,928.
(b)   Escrowed to maturity.
(c) At March 31, 2008, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows:
      California 98.5%. At March 31, 2008, 77% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 31%, AMBAC 12%, and GNMA 11%.
(d)   The rate shown is the discount rate.

                       See Notes to Financial Statements

                             PHOENIX CORE BOND FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                       PAR
                                                      VALUE      VALUE
                                                      (000)      (000)
                                                    ---------   --------
U.S. GOVERNMENT SECURITIES--0.7%

U.S. TREASURY BONDS--0.0%
U.S. Treasury Bond
   5.000% due 5/15/37                               $       5   $      5
                                                                --------
U.S. TREASURY NOTES--0.7%
U.S. Treasury Note
   4.250% due 11/15/17                                    400        427
                                                                --------
------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $431)                                               432
------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--24.2%
FHLMC
   6.000% due 10/1/34                                     633        651
FNMA
   6.000% due 10/1/14                                     417        430
   6.500% due 6/1/16                                      271        284
   6.000% due 7/1/17                                      117        121
   5.500% due 9/1/17                                      308        316
   5.000% due 4/1/20                                      414        419
   4.500% due 5/1/20                                      778        774
   5.000% due 8/1/21                                      266        269
   6.000% due 5/1/29                                      259        267
   6.500% due 7/1/29                                      404        422
   6.500% due 5/1/30                                        9          9
   7.500% due 3/1/31                                      164        177
   7.000% due 7/1/31                                      116        124
   7.000% due 9/1/31                                      191        203
   6.500% due 2/1/32                                      418        437
   6.500% due 3/1/32                                      203        212
   5.500% due 4/1/33                                      249        252
   5.500% due 6/1/33                                    1,503      1,522
   5.500% due 7/1/33 (g)                                2,043      2,069
   5.000% due 9/1/33                                      360        358
   5.000% due 7/1/35                                      297        294
   5.500% due 12/1/35                                     327        330
   6.000% due 6/1/36                                      433        444
   6.500% due 8/1/36                                      556        577
   6.000% due 9/1/36                                      567        582
   5.500% due 4/1/37                                      249        251
FNMA 04-W6, 1A4
   5.500% due 7/25/34                                     255        246
FNMA TBA
   5.500% due 3/1/38 (f)                                  675        682
GNMA
   8.500% due 11/15/22                                      1          1
   6.500% due 9/15/28                                     214        224
   7.500% due 9/15/29                                     162        175
   5.000% due 7/15/33                                   1,990      1,994
   6.000% due 6/15/34                                     399        413
------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $15,130)                                         15,529
------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--0.6%
FHLB
   6.000% due 6/29/22                                     200        210

                                                       PAR
                                                      VALUE      VALUE
                                                      (000)      (000)
                                                    ---------   --------
FHLMC
   5.200% due 3/5/19                                     $200   $    204
------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $394)                                               414
------------------------------------------------------------------------

MUNICIPAL BONDS--11.0%

FLORIDA--2.2%
Broward County Series A
   5.000% due 1/1/21                                      600        641
Miami-Dade County Educational Facilities
   Authority Taxable Series C
   5.480% due 4/1/16                                      110        113
Orange County Tourist Development (MBIA Insured)
   5.000% due 10/1/17                                     640        690
                                                                --------
                                                                   1,444
                                                                --------

ILLINOIS--1.0%
Illinois State
   5.000% due 1/1/19                                      580        625
                                                                --------

INDIANA--0.9%
Indiana Transportation Finance Authority Series A
   Prerefunded 6/01/14 @ 100 (FGIC Insured)
   5.250% due 6/1/20                                      520        579
                                                                --------

KANSAS--1.4%
Kansas State Department of Transportation
   Series A (FSA Insured)
   5.500% due 3/1/19                                      785        889
                                                                --------

MASSACHUSETTS--0.9%
Massachusetts State Series D
   5.500% due 10/1/16                                     520        589
                                                                --------

MICHIGAN--0.4%
Flat Rock Finance Authority Taxable Series A
   6.750% due 10/1/16                                      95        103
Michigan Tobacco Settlement Finance Authority
   Taxable Series A
   7.309% due 6/1/34                                      185        180
                                                                --------
                                                                     283
                                                                --------

NEW YORK--0.9%
City of New York (MBIA Insured)
   5.000% due 8/1/17                                      520        566
                                                                --------

PENNSYLVANIA--1.5%
City of Pittsburgh Pension Obligation Taxable
   Series C (FGIC Insured)
   6.500% due 3/1/17                                      340        373

                                                       PAR
                                                      VALUE      VALUE
                                                      (000)      (000)
                                                    ---------   --------
PENNSYLVANIA--(CONTINUED)
Commonwealth of Pennsylvania (FSA Insured)
   5.375% due 7/1/18                                   $  530   $    599
                                                                --------
                                                                     972
                                                                --------

RHODE ISLAND--1.7%
Woonsocket Pension Funding Taxable (FSA Insured)
   5.660% due 7/15/13                                   1,000      1,064
                                                                --------

VIRGINIA--0.1%
Tobacco Settlement Financing Corp. Series A-1
   Taxable
   6.706% due 6/1/46                                       90         82
                                                                --------
------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $7,006)                                           7,093
------------------------------------------------------------------------

ASSET-BACKED SECURITIES--6.9%
AmeriCredit Automobile Receivables Trust
   05-AX, A4
   3.930% due 10/6/11                                   1,767      1,709
AmeriCredit Automobile Receivables Trust
   06-BG, A3
   5.210% due 10/6/11                                     166        164
Capital Auto Receivables Asset Trust
   Series 2006-2 Class A3A
   4.980% due 5/15/11                                     165        167
Capital One Auto Finance Trust 07-B, A3A
   5.030% due 4/15/12                                     500        485
Carmax Auto Owner Trust 07-2, A3
   5.230% due 12/15/11                                    442        451
Ford Credit Auto Owner Trust 07-A, A3B
   2.848% due 8/15/11 (c)                                 295        289
Renaissance Home Equity Loan Trust 06-2, AF4
   6.115% due 8/25/36 (c)                                 730        641
Residential Funding Mortgage Securities II, Inc.
   06-HSA1, A2
   5.190% due 2/25/36 (c)                                 400        319
Saxon Asset Securities Trust 05-3, A2C
   2.879% due 11/25/35 (c)                                226        216
------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,694)                                           4,441
------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--19.4%

AIRLINES--1.1%
American Airlines, Inc. 99-1
   7.024% due 4/15/11                                     365        362
Continental Airlines, Inc. 98-1A
   6.648% due 3/15/19                                     343        338
                                                                --------
                                                                     700
                                                                --------

                       See Notes to Financial Statements

                             PHOENIX CORE BOND FUND

                                                           PAR
                                                          VALUE      VALUE
                                                          (000)      (000)
                                                         --------   --------
APPLICATION SOFTWARE--0.1%
Intuit, Inc.
   5.750% due 3/15/17                                    $     45   $     44
                                                                    --------
ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Allied Capital Corp.
   6.000% due 4/1/12                                          100        101
Bank of New York Mellon Corp. (The)
   4.950% due 11/1/12                                         115        118
Janus Capital Group, Inc.
   6.250% due 6/15/12                                         125        127
Nuveen Investments, Inc.
   5.000% due 9/15/10                                         230        200
                                                                    --------
                                                                         546
                                                                    --------

AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance North America LLC
   6.500% due 11/15/13                                         95        100
                                                                    --------

BROADCASTING & CABLE TV--0.5%
Comcast Corp.
   5.300% due 1/15/14                                         105        103
   5.875% due 2/15/18                                          65         64
Time Warner Cable, Inc.
   5.850% due 5/1/17                                           70         67
Viacom, Inc.
   6.250% due 4/30/16                                          70         68
                                                                    --------
                                                                         302
                                                                    --------

BUILDING PRODUCTS--0.1%
Masco Corp.
   5.850% due 3/15/17                                          45         41
Owens Corning, Inc.
   6.500% due 12/1/16                                          35         29
                                                                    --------
                                                                          70
                                                                    --------

CONSTRUCTION MATERIALS--0.3%
CRH America, Inc. (Ireland)
   6.000% due 9/30/16(d)                                      135        129
Vulcan Materials Co.
   5.600% due 11/30/12                                         80         81
                                                                    --------
                                                                         210
                                                                    --------

CONSUMER FINANCE--1.4%
Capital One Financial Corp.
   5.250% due 2/21/17                                          70         59
GMAC LLC
   6.875% due 8/28/12                                         180        137
HSBC Finance Corp.
   8.000% due 7/15/10                                         300        317
SLM Corp.
   5.361% due 2/1/10 (c)                                      500        405
                                                                    --------
                                                                         918
                                                                    --------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Broadridge Financial Solutions, Inc.
   6.125% due 6/1/17                                          110        103
Fiserv, Inc.
   6.125% due 11/20/12                                        125        129
                                                                    --------
                                                                         232
                                                                    --------

                                                           PAR
                                                          VALUE      VALUE
                                                          (000)      (000)
                                                         --------   --------
DIVERSIFIED BANKS--0.3%
Wachovia Corp.
   4.875% due 2/15/14                                        $200   $    195
                                                                    --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.4%
Cintas Corp.
   6.125% due 12/1/17                                         105        109
Equifax, Inc.
   6.300% due 7/1/17                                          130        132
                                                                    --------
                                                                         241
                                                                    --------

ELECTRIC UTILITIES--1.1%
Dominion Resources, Inc. Series D
   5.000% due 3/15/13                                          90         92
Florida Power Corp. Series A
   5.800% due 9/15/17                                         135        143
Great River Energy 144A
   5.829% due 7/1/17 (b)                                      140        143
NiSource Finance Corp.
   6.400% due 3/15/18                                         130        130
PPL Capital Funding Trust I Series A
   4.330% due 3/1/09                                          190        191
                                                                    --------
                                                                         699
                                                                    --------

FOOD RETAIL--0.1%
Kroger Co. (The)
   6.800% due 12/15/18                                         70         75
                                                                    --------

HEALTH CARE DISTRIBUTORS--0.2%
Cardinal Health, Inc.
   6.000% due 6/15/17                                         125        127
                                                                    --------

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
   6.400% due 7/1/17                                           65         65
                                                                    --------

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc.
   6.125% due 1/15/16                                         160        157
                                                                    --------

HOTELS, RESORTS & CRUISE LINES--0.2%
Starwood Hotels & Resort Worldwide, Inc.
   6.250% due 2/15/13                                         110        110
                                                                    --------

HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The)
   5.750% due 11/15/16                                        115        111
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
AT&T, Inc.
   5.875% due 2/1/12                                          130        135
   5.625% due 6/15/16                                         130        130
Embarq Corp.
   6.738% due 6/1/13                                           65         63
Qwest Corp.
   7.875% due 9/1/11                                           65         65
Verizon Communications, Inc.
   4.900% due 9/15/15                                         130        126
   5.500% due 4/1/17                                           70         69
                                                                    --------
                                                                         588
                                                                    --------

                                                           PAR
                                                          VALUE      VALUE
                                                          (000)      (000)
                                                         --------   --------
INVESTMENT BANKING & BROKERAGE--1.7%
Bear Stearns Cos., Inc. (The)
   7.250% due 2/1/18                                         $ 80   $     83
Credit Suisse USA, Inc.
   5.850% due 8/16/16                                         135        139
Goldman Sachs Group, Inc. (The)
   5.125% due 1/15/15                                         160        155
   6.150% due 4/1/18                                          140        140
Lehman Brothers Holdings, Inc.
   6.000% due 7/19/12                                          55         54
   5.625% due 1/24/13                                          65         63
   5.750% due 1/3/17                                          145        131
Merrill Lynch & Co., Inc.
   6.110% due 1/29/37                                         150        119
Morgan Stanley
   5.375% due 10/15/15                                        250        237
                                                                    --------
                                                                       1,121
                                                                    --------
LEISURE PRODUCTS--0.2%
Hasbro, Inc.
   6.300% due 9/15/17                                         135        141
                                                                    --------

MANAGED HEALTH CARE--0.2%
WellPoint, Inc.
   5.250% due 1/15/16                                         125        118
                                                                    --------

MORTGAGE REITS--0.2%
iStar Financial, Inc.
   6.050% due 4/15/15                                         200        142
                                                                    --------

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc.
   5.875% due 11/15/16                                        130        124
                                                                    --------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
   5.625% due 2/15/14                                          70         69
                                                                    --------

OFFICE ELECTRONICS--0.3%
Xerox Corp.
   6.750% due 2/1/17                                          170        179
                                                                    --------

OIL & GAS REFINING & MARKETING--0.4%
Enterprise Products Partners L.P.
   6.300% due 9/15/17                                         100        100
Valero Energy Corp.
   4.750% due 6/15/13                                         140        140
                                                                    --------
                                                                         240
                                                                    --------

OIL & GAS STORAGE & TRANSPORTATION--1.1%
Buckeye Partners LP
   5.125% due 7/1/17                                          200        192
Energy Transfer Partners LP
   5.950% due 2/1/15                                          135        133
Kinder Morgan Energy Partners LP
   6.000% due 2/1/17                                          135        134
NGPL PipeCo. LLC 144A
   6.514% due 12/15/12 (b)                                    100        104
Williams Cos., Inc. (The)
   7.125% due 9/1/11                                          125        133
                                                                    --------
                                                                         696
                                                                    --------

                       See Notes to Financial Statements

                             PHOENIX CORE BOND FUND

                                                           PAR
                                                          VALUE       VALUE
                                                          (000)       (000)
                                                        ---------   ---------
OTHER DIVERSIFIED FINANCIAL SERVICES--2.6%
Bank of America Corp.
   5.750% due 12/1/17                                   $     100   $     104
   5.490% due 3/15/19                                         300         291
Citigroup, Inc.
   5.500% due 8/27/12                                          90          91
   5.500% due 2/15/17                                          95          89
General Electric Capital Corp.
   6.750% due 3/15/32                                         500         534
International Lease Finance Corp.
   4.750% due 1/13/12                                         225         218
JPMorgan Chase & Co.
   5.125% due 9/15/14                                         155         153
   5.250% due 5/1/15                                           85          84
   6.000% due 1/15/18                                         125         130
                                                                    ---------
                                                                        1,694
                                                                    ---------

PACKAGED FOODS & MEATS--0.1%
Kraft Foods, Inc.
   6.125% due 2/1/18                                           80          80
                                                                    ---------

PROPERTY & CASUALTY INSURANCE--0.2%
Travelers Cos., Inc.
   5.750% due 12/15/17                                        100         101
                                                                    ---------

REGIONAL BANKS--0.8%
Credit Suisse First Boston
   6.000% due 2/15/18                                          65          65
PNC Bank NA
   4.875% due 9/21/17                                         155         139
SunTrust Banks, Inc.
   5.250% due 11/5/12                                         135         133
Zions Bancorp
   5.500% due 11/16/15                                        200         179
                                                                    ---------
                                                                          516
                                                                    ---------

RESIDENTIAL REITS--0.2%
UDR, Inc.
   5.250% due 1/15/15                                         150         141
                                                                    ---------

RESTAURANTS--0.4%
Starbucks Corp.
   6.250% due 8/15/17                                         135         141
Yum! Brands, Inc.
   6.250% due 4/15/16                                         140         141
                                                                    ---------
                                                                          282
                                                                    ---------

RETAIL REITS--0.4%
Simon Property Group LP
   5.100% due 6/15/15                                          70          64
Tanger Factory Outlet Centers
   6.150% due 11/15/15                                        190         200
                                                                    ---------
                                                                          264
                                                                    ---------

SPECIALIZED FINANCE--0.2%
CIT Group, Inc.
   5.125% due 9/30/14                                         200         152
                                                                    ---------
SPECIALIZED REITS--0.7%
Health Care REIT, Inc.
   5.875% due 5/15/15                                         225         209
Nationwide Health Properties, Inc.
   6.250% due 2/1/13                                          130         132

                                                           PAR
                                                          VALUE       VALUE
                                                          (000)       (000)
                                                        ---------   ---------
SPECIALIZED REITS--(CONTINUED)
Realty Income Corp.
   6.750% due 8/15/19                                        $110   $     104
                                                                    ---------
                                                                          445
                                                                    ---------

STEEL--0.2%
Commercial Metals Co.
   6.500% due 7/15/17                                         100         103
                                                                    ---------

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp.
   6.250% due 5/15/16                                          65          53
Residential Capital LLC
   8.000% due 2/22/11                                          80          40
Washington Mutual, Inc.
   4.625% due 4/1/14                                          155         109
                                                                    ---------
                                                                          202
                                                                    ---------

TOBACCO--0.1%
Reynolds American, Inc.
   6.750% due 6/15/17                                          95          96
                                                                    ---------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series D
   7.375% due 8/1/15                                           70          54
Sprint Nextel Corp.
   6.000% due 12/1/16                                          65          50
                                                                    ---------
                                                                          104
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $12,960)                                              12,500
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--30.0%
Banc of America Alternative Loan Trust 06-9, A1
   6.000% due 1/25/37                                         592         577
Bear Stearns Adjustable Rate Mortgage Trust
   05-12, 13A1
   5.443% due 2/25/36 (c)                                     163         147
Bear Stearns Commercial Mortgage Securities
   06-PW12, A4
   5.711% due 9/11/38 (c)                                     370         373
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
   5.000% due 8/25/35                                          77          77
Citigroup/Deutsche Bank Commercial Mortgage Trust
   05-CD1, AM
   5.226% due 7/15/44 (c)                                     650         623
Citigroup/Deutsche Bank Commercial Mortgage Trust
   06-CD2, A4
   5.362% due 1/15/46 (c)                                     655         646
Citigroup/Deutsche Bank Commercial Mortgage Trust
   07-CD4, A4
   5.322% due 12/11/49                                        700         676
Countrywide Home Loan Mortgage Pass-Through Trust
   04-13, 1A1
   5.500% due 8/25/34                                         175         174
Countrywide Home Loan Mortgage Pass-Through Trust
   07-1, A2
   6.000% due 3/25/37                                         650         629

                                                           PAR
                                                          VALUE       VALUE
                                                          (000)       (000)
                                                        ---------   ---------
Credit Suisse Mortgage Capital Certificates 06-C1, A4
   5.555% due 2/15/39 (c)                                  $  935   $     932
Crown Castle Towers LLC 05-1A, AFX 144A
   4.643% due 6/15/35 (b)                                     450         441
First Horizon Asset Securities, Inc. 03-2, 1A12
   5.750% due 4/25/33                                         442         408
First Union - Lehman Brothers - Bank of America
   98-C2, A2
   6.560% due 11/18/35                                        185         184
GE Capital Commercial Mortgage Corp. 04-C3, A4
   5.189% due 7/10/39 (c)                                   1,000       1,006
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
   4.864% due 5/25/35 (c)                                     264         249
Greenwich Capital Commercial Funding Corp. 04-GG1, A7
   5.317% due 6/10/36 (c)                                   1,000         997
Greenwich Structured ARM Products 05-5A, N2 144A
   6.611% due 9/27/45 (b)(c)(h)                               315         296
JPMorgan Mortgage Trust 05-S3, 2A2
   5.500% due 1/25/21                                         292         288
Lehman Brothers - UBS Commercial Mortgage Trust
   04-C7, A6
   4.786% due 10/15/29 (c)                                  1,000         980
Lehman Brothers - UBS Commercial Mortgage Trust
   06-C6, A4
   5.372% due 9/15/39                                         710         695
Lehman Brothers - UBS Commercial Mortgage Trust
   07-C2, A2
   5.303% due 2/15/40                                         225         220
Lehman Brothers - UBS Commercial Mortgage Trust
   07-C6, A2
   5.845% due 7/15/40                                         360         353
Lehman Brothers Commercial Conduit Mortgage Trust
   07-C3, A4
   5.933% due 7/15/44 (c)                                     170         171
MASTR Asset Securitization Trust 03-10, 3A1
   5.500% due 11/25/33                                        312         308
MASTR Resecuritzation Trust 05-4CI, N2 144A
   5.606% due 4/26/45 (b)(c)(h)                               170          68
Merrill Lynch Mortgage Trust 04-KEY2, A4
   4.864% due 8/12/39 (c)                                   1,000         984
Merrill Lynch Mortgage Trust 06-C1, AM
   5.658% due 5/12/39 (c)                                     320         298
Merrill Lynch/Countrywide Commercial Mortgage Trust
   06-3, A4
   5.414% due 7/12/46 (c)                                     445         437
Morgan Stanley Capital I 06-T23, A4
   5.811% due 8/12/41 (c)                                     360         366
Morgan Stanley Capital I 07-IQ14, A2
   5.610% due 4/15/49                                         350         344

                       See Notes to Financial Statements

                             PHOENIX CORE BOND FUND

                                                      PAR
                                                     VALUE        VALUE
                                                     (000)        (000)
                                                   ---------    ---------
Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1
   5.528% due 9/25/35 (c)                          $     292    $     229
Paine Webber Mortgage Acceptance Corp. 99-C1, D
   7.150% due 6/15/32 (c)                                190          195
Prudential Securities Secured Financing Corp.
   98-C1, C
   6.742% due 5/15/10                                    716          715
Residential Accredit Loans, Inc. 06-QA1, A21
   5.963% due 1/25/36 (c)                                567          438
Residential Funding Mortgage Securities I, Inc.
   05-SA1, 2A
   4.843% due 3/25/35 (c)                                286          272
SBA Commercial Mortgage Backed Securities Trust
   06-1A, B 144A
   5.451% due 11/15/36 (b)                               140          128
Structured Asset Securities Corp. 03-32, 1A1
   5.198% due 11/25/33 (c)                               451          413
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.415% due 5/20/36 (c)                                257          218
Washington Mutual Mortgage Pass-Through-
   Certificates, Inc. 05-AR3, A2
   4.637% due 3/25/35 (c)                                580          519
Wells Fargo Mortgage Backed Securities Trust
   04-BB, A1
   4.557% due 1/25/35 (c)                                246          227
Wells Fargo Mortgage Backed Securities Trust
   05-14, 2A1
   5.500% due 12/25/35                                   721          703
Wells Fargo Mortgage Backed Securities Trust
   05-5, 1A1
   5.000% due 5/25/20                                    312          304
Wells Fargo Mortgage Backed Securities Trust
   05-AR16, 6A3
   5.000% due 10/25/35 (c)                               577          562
Wells Fargo Mortgage Backed Securities Trust
   05-AR4, 2A1
   4.523% due 4/25/35 (c)                                262          239
Wells Fargo Mortgage Backed Securities Trust
   05-AR4, 2A2
   4.523% due 4/25/35 (c)                                219          205
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,248)                                          19,314
-------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.8%

CHILE--0.3%
Republic of Chile
   5.500% due 1/15/13                                    150          159
                                                                ---------

                                                      PAR
                                                     VALUE        VALUE
                                                     (000)        (000)
                                                   ---------    ---------
RUSSIA--0.5%
Russian Federation RegS
   7.500% due 3/31/30 (c)(e)                            $302    $     348
                                                                ---------
-------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $466)                                                507
-------------------------------------------------------------------------

FOREIGN CORPORATE BONDS (d)--3.3%

ARUBA--0.2%
UFJ Finance AEC
   6.750% due 7/15/13                                    100          111
                                                                ---------
AUSTRALIA--0.2%
Westfield Capital Corp. Ltd./Westfield Finance
   Authority 144A
   5.125% due 11/15/14 (b)                               150          137
                                                                ---------

BRAZIL--0.2%
Vale Overseas Ltd.
   6.250% due 1/23/17                                    130          129
                                                                ---------

CANADA--0.2%
EnCana Corp.
   5.900% due 12/1/17                                     80           82
Xstrata Finance Canada Ltd. 144A
   5.800% due 11/15/16 (b)                                70           68
                                                                ---------
                                                                      150
                                                                ---------

CAYMAN ISLANDS--0.2%
Petrobras International Finance Co.
   6.125% due 10/6/16                                    135          135
                                                                ---------

CHILE--0.2%
Petropower I Funding Trust 144A
   7.360% due 2/15/14 (b)                                113          112
                                                                ---------

LUXEMBOURG--0.1%
Covidien International Finance SA 144A
   6.000% due 10/15/17 (b)                                55           57
                                                                ---------

NETHERLANDS--0.1%
Deutsche Telekom International Finance BV
   5.750% due 3/23/16                                    100           99
                                                                ---------

QATAR--0.4%
Ras Laffan Liquefied Natural Gas Co. Ltd. RegS
   5.298% due 9/30/20 (e)                                250          243
                                                                ---------

                                                      PAR
                                                     VALUE        VALUE
                                                     (000)        (000)
                                                   ---------    ---------
RUSSIA--0.6%
Gazprom OAO (Gaz Capital SA) 144A
   6.212% due 11/22/16 (b)                              $130    $     120
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
   5.670% due 3/5/14 (b)                                 170          158
TNK-BP Finance SA RegS
   6.125% due 3/20/12 (e)                                105           99
                                                                ---------
                                                                      377
                                                                ---------

SINGAPORE--0.2%
ICICI Bank Ltd. RegS
   5.750% due 11/16/10 (e)                               105          105
                                                                ---------

SOUTH KOREA--0.2%
Export-Import Bank of Korea
   5.500% due 10/17/12                                   135          138
                                                                ---------

SPAIN--0.1%
Telefonica Emisiones SAU
   6.421% due 6/20/16                                     75           77
                                                                ---------

UNITED KINGDOM--0.4%
Barclays Bank plc 144A
   6.050% due 12/4/17 (b)                                125          122
Vodafone Group plc
   5.000% due 9/15/15                                     80           76
   6.150% due 2/27/37                                     70           65
                                                                ---------
                                                                      263
-------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,165)                                            2,133
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.9%
(IDENTIFIED COST $63,494)                                          62,363
-------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.8%

COMMERCIAL PAPER(i)--3.8%
Eaton Corp.
   2.750% due 4/1/08                                   2,420        2,420
                                                                ---------
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,420)                                            2,420
-------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $65,914)                                          64,783(a)

Other assets and liabilities, net--(0.7)%                            (420)
                                                                ---------

NET ASSETS--100.0%                                              $  64,363
                                                                =========

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $386 and gross depreciation of $1,921 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $66,318.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $1,954 (reported in 000s) or 3.0% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)   When-issued security.
(g)   All or a portion segregated as collateral for a when-issued security.
(h) Illiquid and restricted security. At March 31, 2008, these securities amounted to a value of $364 (reported in 000s) or 0.6% of net assets. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(i)   The rate shown is the discount rate.

                       See Notes to Financial Statements

                            PHOENIX HIGH YIELD FUND

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                            PAR
                                                           VALUE       VALUE
                                                           (000)       (000)
                                                         ---------   ---------
DOMESTIC CORPORATE BONDS--86.1%

ADVERTISING--1.9%
Affinion Group, Inc.
   10.125% due 10/15/13                                  $     645   $     644
   11.500% due 10/15/15                                      1,555       1,509
                                                                     ---------
                                                                         2,153
                                                                     ---------

AEROSPACE & DEFENSE--3.9%
Bombardier Inc. 144A
   8.000% due 11/15/14 (b)                                   1,720       1,780
DynCorp International, Inc.
   9.500% due 2/15/13                                          530         542
L-3 Communications Corp.
   7.625% due 6/15/12                                        1,440       1,482
   5.875% due 1/15/15                                          550         529
                                                                     ---------
                                                                         4,333
                                                                     ---------

APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
Levi Strauss & Co.
   9.750% due 1/15/15                                          515         516
   8.875% due 4/1/16                                         1,370       1,315
                                                                     ---------
                                                                         1,831
                                                                     ---------

AUTO PARTS & EQUIPMENT--0.0%
CB Cambridge Industries Liquidating Trust Interests
   0% due 12/24/05 (e) (f) (i)                               5,164           6
                                                                     ---------

AUTOMOTIVE RETAIL--1.0%
AutoNation, Inc.
   7.000% due 4/15/14                                        1,280       1,142
                                                                     ---------

BROADCASTING & CABLE TV--6.6%
Clear Channel Communications, Inc.
   7.650% due 9/15/10                                        3,085       3,260
EchoStar DBS Corp.
   7.125% due 2/1/16                                         1,745       1,636
Sinclair Broadcast Group, Inc.
   8.000% due 3/15/12                                        1,685       1,706
United Artists Theatre Circuit, Inc. Series 95-A
   9.300% due 7/1/15 (h)                                       349         355
United Artists Theatre Circuit, Inc. Series AW-0
   9.300% due 7/1/15 (h)                                         2           2
United Artists Theatre Circuit, Inc. Series BD-1
   9.300% due 7/1/15 (h)                                       376         382
United Artists Theatre Circuit, Inc. Series BE-9
   9.300% due 7/1/15 (h)                                        13          14
                                                                     ---------
                                                                         7,355
                                                                     ---------

                                                            PAR
                                                           VALUE       VALUE
                                                           (000)       (000)
                                                         ---------   ---------
BUILDING PRODUCTS--1.5%
Gibraltar Industries, Inc. Series B
   8.000% due 12/1/15                                       $2,045   $   1,667
                                                                     ---------

CASINOS & GAMING--6.3%
American Real Estate Partners LP/American Real
   Estate Finance Corp.
   8.125% due 6/1/12                                         1,515       1,485
   7.125% due 2/15/13                                          705         643
MGM MIRAGE
   7.500% due 6/1/16                                           615         557
   7.625% due 1/15/17                                        1,705       1,560
OED Corp./Diamond Jo LLC
   8.750% due 4/15/12                                        1,195       1,058
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
   6.625% due 12/1/14                                          265         256
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 144A
   6.625% due 12/1/14 (b)                                    1,530       1,480
                                                                     ---------
                                                                         7,039
                                                                     ---------

CATALOG RETAIL--1.1%
Harry & David Holdings, Inc.
   8.076% due 3/1/12 (c)                                     1,390       1,175
                                                                     ---------

COMMUNICATIONS EQUIPMENT--1.0%
Dycom Industries, Inc.
   8.125% due 10/15/15                                       1,140       1,077
                                                                     ---------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.2%
Trinity Industries, Inc.
   6.500% due 3/15/14                                        1,365       1,331
                                                                     ---------

CONSUMER FINANCE--6.2%
Ford Motor Credit Co. LLC
   7.375% due 2/1/11                                           765         638
   9.875% due 8/10/11                                          360         321
   7.000% due 10/1/13                                        1,200         937
   8.000% due 12/15/16                                       1,565       1,227
GMAC LLC
   7.250% due 3/2/11                                         1,000         788
   6.000% due 12/15/11                                         625         467
   6.750% due 12/1/14                                        1,130         801
Hertz Corp. (The)
   8.875% due 1/1/14                                         1,025         976
   10.500% due 1/1/16                                          720         678
                                                                     ---------
                                                                         6,833
                                                                     ---------

DISTRIBUTORS--0.4%
Susser Holdings Corp. 144A
   10.625% due 12/15/13 (b)                                    440         454
                                                                     ---------

                                                            PAR
                                                           VALUE       VALUE
                                                           (000)       (000)
                                                         ---------   ---------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.7%
FTI Consulting, Inc.
   7.750% due 10/1/16                                      $  565    $    588
Harland Clarke Holdings Corp.
   7.815% due 5/15/15 (c)                                    1,405         878
   9.500% due 5/15/15                                          545         403
                                                                     ---------
                                                                         1,869
                                                                     ---------

DIVERSIFIED METALS & MINING--2.9%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
   8.375% due 4/1/17(d)                                      3,045       3,239
                                                                     ---------

ELECTRIC UTILITIES--2.0%
Reliant Energy, Inc.
   6.750% due 12/15/14                                       2,125       2,173
                                                                     ---------

FOOD RETAIL--0.6%
Stater Brothers Holdings, Inc.
   8.125% due 6/15/12                                          640         645
                                                                     ---------

GENERAL MERCHANDISE STORES--0.2%
Dollarama Group LP
   8.875% due 8/15/12                                          210         198
                                                                     ---------

HEALTH CARE FACILITIES--2.2%
HCA, Inc.
   9.250% due 11/15/16                                       2,360       2,454
                                                                     ---------

HOUSEWARES & SPECIALTIES--0.3%
American Greetings Corp.
   7.375% due 6/1/16                                           380         379
                                                                     ---------

INTEGRATED TELECOMMUNICATION SERVICES--5.2%
Hughes Network Systems LLC/Hughes Network Systems
   Finance Corp.
   9.500% due 4/15/14                                        1,960       1,960
International Cable plc
   8.750% due 4/15/14                                        1,400       1,263
Qwest Corp.
   8.875% due 3/15/12                                          345         354
   6.500% due 6/1/17                                           735         663
Telcordia Technologies, Inc. (b) 144A
   8.008% due 7/15/12 (c)                                      665         509
   10.000% due 3/15/13                                       1,435       1,012
                                                                     ---------
                                                                         5,761
                                                                     ---------

IT CONSULTING & OTHER SERVICES--1.2%
Unisys Corp.
   12.500% due 1/15/16                                       1,305       1,285
                                                                     ---------

                       See Notes to Financial Statements

                             PHOENIX HIGH YIELD FUND

                                           PAR
                                          VALUE      VALUE
                                          (000)      (000)
                                          ------    --------
METAL & GLASS CONTAINERS--0.5%
AEP Industries, Inc.
    7.875% due 3/15/13                    $   590   $    540
                                                    --------

MOVIES & ENTERTAINMENT--0.7%
WMG Acquisition Corp.
    7.375% due 4/15/14                        680        527
WMG Holdings Corp.
    0% due 12/15/14 (c)                       465        244
                                                    --------
                                                         771
                                                    --------

MULTI-UTILITIES--1.7%
Aquila, Inc.
    14.875% due 7/1/12                      1,505      1,862
                                                    --------

OFFICE SERVICES & SUPPLIES--2.9%
IKON Office Solutions, Inc.
    7.750% due 9/15/15                      3,350      3,199
                                                    --------

OIL & GAS EQUIPMENT & SERVICES--1.4%
Seitel, Inc.
    9.750% due 2/15/14                      1,890      1,602
                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--5.0%
Chesapeake Energy Corp.
    6.625% due 1/15/16                      1,240      1,221
Pioneer Natural Resources Co.
    6.650% due 3/15/17                        415        395
    6.875% due 5/1/18                       2,475      2,357
Plains Exploration & Production Co.
    7.000% due 3/15/17                        815        787
Sabine Pass Lng LLP
    7.500% due 11/30/16                       850        825
                                                    --------
                                                       5,585
                                                    --------

OIL & GAS STORAGE & TRANSPORTATION--1.8%
SemGroup LP 144A
    8.750% due 11/15/15 (b)                 2,205      2,029
                                                    --------

PAPER PRODUCTS--2.7%
Exopac Holding Corp.
    11.250% due 2/1/14                      1,910      1,757
Mercer International, Inc.
    9.250% due 2/15/13                        658        550
Rock-Tenn Co. 144A
    9.250% due 3/15/16 (b)                    605        629
                                                    --------
                                                       2,936
                                                    --------

PRECIOUS METALS & MINERALS--0.1%
PNA Group, Inc.
    10.750% due 9/1/16                        100         88
                                                    --------

PUBLISHING--4.2%
Belo Corp.
    6.750% due 5/30/13                      1,080      1,034
Dex Media West LLC/Dex Media
    West Finance Co. Series B
    9.875% due 8/15/13                        435        380

                                           PAR
                                          VALUE      VALUE
                                          (000)      (000)
                                          ------    --------
PUBLISHING--(CONTINUED)
Dex Media, Inc.
    8.000% due 11/15/13                   $   845   $    621
Donnelley (R.H.) Corp. 144A
    8.875% due 10/15/17 (b)                 2,215      1,395
Idearc, Inc.
    8.000% due 11/15/16                     1,805      1,178
                                                    --------
                                                       4,608
                                                    --------

SEMICONDUCTORS--1.8%
Amkor Technology, Inc.
    7.750% due 5/15/13                      1,205      1,104
    9.250% due 6/1/16                         490        474
Freescale Semiconductor, Inc.
    8.875% due 12/15/14                       535        421
                                                    --------
                                                       1,999
                                                    --------

SPECIALIZED CONSUMER SERVICES--0.9%
Stewart Enterprises, Inc.
    6.250% due 2/15/13                      1,060        996
                                                    --------

SPECIALIZED FINANCE--0.7%
PNA Intermediate Holding Corp.
    PIK Interest Capitalization
    10.065% due 2/15/13                     1,025        802
                                                    --------

SPECIALIZED REITS--3.8%
Felcor Lodging LP
    8.500% due 6/1/11                       1,030      1,015
Host Hotels & Resorts LP
    Series O
    6.375% due 3/15/15                      1,925      1,800
Ventas Realty LP/Ventas
    Capital Corp.
    6.750% due 4/1/17                       1,400      1,375
                                                    --------
                                                       4,190
                                                    --------

SPECIALTY CHEMICALS--2.1%
Huntsman International LLC
    7.875% due 11/15/14                     1,070      1,139
    7.375% due 1/1/15                       1,165      1,212
                                                    --------
                                                       2,351
                                                    --------

SPECIALTY STORES--0.7%
Morris Publishing Group LLC
    7.000% due 8/1/13                       1,421        817
                                                    --------

STEEL--0.6%
Steel Dynamics, Inc. 144A
    7.750% due 4/15/16 (b)                    685        686
                                                    --------

TOBACCO--3.5%
Alliance One International, Inc.
    11.000% due 5/15/12                     1,865      1,902
Reynolds American, Inc.
    7.300% due 7/15/15                        455        472
    7.625% due 6/1/16                         985      1,041
    7.750% due 6/1/18                         485        513
                                                    --------
                                                       3,928
                                                    --------

                                           PAR
                                          VALUE      VALUE
                                          (000)      (000)
                                          ------    --------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Ashtead Capital, Inc. 144A
    9.000% due 8/15/16 (b)                $   385   $    314
                                                    --------

TRUCKING--1.6%
Avis Budget Car Rental LLC/Avis
    Budget Finance, Inc.
    7.750% due 5/15/16                      2,125      1,743
                                                    --------
------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $101,984)                            95,445
------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--6.6%

CANADA--3.3%
Cascades, Inc.
    7.250% due 2/15/13                        730        648
CHC Helicopter Corp.
    7.375% due 5/1/14                         455        456
Dollarama Group LP
    10.579% due 8/15/12 (c)                 1,160      1,102
Russel Metals, Inc.
    6.375% due 3/1/14                       1,640      1,525
                                                    --------
                                                       3,731
                                                    --------

CHINA--0.6%
NXP BV/NXP Funding LLC
    7.875% due 10/15/14                       730        672
                                                    --------

LUXEMBOURG--0.4%
LyondellBasell Industries AF
    SCA 144A
    8.375% due 8/15/15 (b)                    640        470
                                                    --------

POLAND--0.1%
Poland Telecom Finance BV
    Series B
    14.000% due 12/1/07 (e)(f)(i)           4,942         62
                                                    --------

UNITED KINGDOM--0.6%
Ineos Group Holdings
    plc 144A
    8.500% due 2/15/16 (b)                    800        626
                                                    --------

UNITED STATES--1.6%
Ashtead Holdings plc 144A
    8.625% due 8/1/15 (b)                     560        451
Stratos Global Corp.
    9.875% due 2/15/13                      1,346      1,374
                                                    --------
                                                       1,825
------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $12,740)                              7,386
------------------------------------------------------------

                       See Notes to Financial Statements

                            PHOENIX HIGH YIELD FUND

                                                     VALUE
                                           SHARES    (000)
                                          -------   --------
DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
ACG Holdings, Inc. (e)(i)                      76   $      0
                                                    --------
------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $358)                                    0
------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--92.7%
(IDENTIFIED COST $115,082)                           102,831
------------------------------------------------------------
SHORT-TERM INVESTMENTS--5.5%

                                            PAR
                                           VALUE
                                           (000)
                                          -------
FEDERAL AGENCY SECURITIES(g)--5.5%
FHLB
    1.500% due 4/1/08                     $ 6,100      6,100
                                                    --------
------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,100)                               6,100
------------------------------------------------------------

TOTAL INVESTMENTS--98.2%
(IDENTIFIED COST $121,182)                           108,931(a)

Other assets and liabilities, net--1.8%                1,970
                                                    --------
NET ASSETS--100.0%                                  $110,901
                                                    ========

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $388 and gross depreciation of $12,957 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $121,500.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $11,835 (reported in 000s) or 10.7% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(e)   Non-income producing.
(f)   Security in default.
(g)   The rate shown is the discount rate.
(h) Illiquid security. Securities valued at fair value as determined in good faith by or under the direction of the Trustees.
(i) Illiquid and restricted security. Securities valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2008, these securities amounted to a value of $68 (reported in 000s) or 0% of net assets. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

                        See Notes to Financial Statements

                           PHOENIX MONEY MARKET FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                  (UNAUDITED)

                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
FEDERAL AGENCY SECURITIES(d)--17.9%
FFCB
    3.000% due 4/15/08                                  $ 2,890   $  2,889
    3.000% due 7/28/08                                      935        932
FHLB
    3.790% due 4/29/08                                    1,500      1,499
    3.000% due 7/11/08                                    1,000        997
    4.250% due 8/25/08 (c)                                  550        554
    2.870% due 11/21/08 (c)                               2,000      2,000
    2.800% due 2/6/09                                     1,500      1,500
    2.750% due 2/13/09                                    1,500      1,500
    3.000% due 3/4/09                                     2,000      2,000
FHLMC
    5.750% due 4/15/08                                    1,560      1,561
    3.060% due 7/15/08                                      500        498
    3.650% due 1/16/09                                    2,000      2,000
--------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $17,930)                                           17,930
--------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--VARIABLE(c)(g)--1.6%
SBA (Final Maturity 2/25/23)
    4.750% due 4/1/08                                       250        250
SBA (Final Maturity 1/25/21)
    4.750% due 4/1/08                                        27         27
SBA (Final Maturity 10/25/22)
    4.750% due 4/1/08                                       364        364
SBA (Final Maturity 11/25/21)
    4.875% due 4/1/08                                       290        289
SBA (Final Maturity 2/25/23)
    4.750% due 4/1/08                                       194        194
SBA (Final Maturity 3/25/24)
    4.625% due 4/1/08                                       136        127
SBA (Final Maturity 5/25/21)
    4.750% due 4/1/08                                       113        112
SBA (Final Maturity 9/25/23)
    4.625% due 4/1/08                                       225        225
--------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $1,588)                                             1,588
--------------------------------------------------------------------------

COMMERCIAL PAPER(f)--58.4%
ABN-AMRO N.A Finance, Inc.
    2.600% due 5/13/08                                    1,000        997
    2.550% due 5/29/08                                    1,875      1,867
    2.550% due 9/8/08                                     1,500      1,483
Air Products & Chemicals, Inc.
    2.250% due 4/4/08                                     1,500      1,500
Archer-Daniels-Midland Co.
    2.850% due 5/30/08                                    2,020      2,011
    2.680% due 6/20/08                                    2,020      2,008

                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
AT&T, Inc.
    2.600% due 4/17/08                                  $ 2,335   $  2,332
    2.800% due 4/24/08                                    2,020      2,016
Bank of America Corp.
    2.550% due 4/23/08                                      875        874
    2.580% due 6/2/08                                       350        348
    2.900% due 6/2/08                                     1,000        995
    2.960% due 6/5/08                                     2,000      1,989
Cargill, Inc.
    3.040% due 4/24/08                                    2,000      1,996
    3.000% due 5/7/08                                     2,900      2,891
Cintas Corp.
    2.850% due 4/1/08                                     2,570      2,570
    2.290% due 4/18/08                                      435        435
Coca-Cola Co.
    2.600% due 5/23/08                                      625        623
Danaher Corp.
    2.250% due 4/23/08                                      575        574
Danske Corp.
    2.800% due 4/14/08                                      500        499
Eaton Corp.
    4.500% due 4/3/08                                       610        610
    3.040% due 4/28/08                                    1,000        998
    4.440% due 4/30/08                                    2,500      2,491
Emerson Electric Co.
    2.450% due 4/7/08                                     2,100      2,099
General Electric Capital Corp.
    2.910% due 4/21/08                                    2,000      1,997
    2.880% due 5/16/08                                    2,285      2,277
Govco, Inc.
    3.000% due 5/15/08                                    1,900      1,893
    3.010% due 5/15/08                                    1,400      1,395
    2.500% due 6/5/08                                     1,700      1,692
Harley-Davidson Funding Corp.
    2.600% due 4/10/08                                    2,345      2,343
International Lease Finance Corp.
    2.780% due 5/9/08                                     2,500      2,493
    2.730% due 5/21/08                                    2,000      1,992
NetJets, Inc.
    2.750% due 4/4/08                                     1,000      1,000
Private Export Fund Corp.
    2.800% due 4/2/08                                     1,660      1,660
UBS Finance Delaware LLC
    3.825% due 4/14/08                                    1,075      1,073
    3.050% due 5/12/08                                      835        832
    3.030% due 5/27/08                                    1,500      1,493
    3.000% due 7/31/08                                    1,435      1,421
Wells Fargo & Co.
    2.420% due 4/28/08                                      810        809
--------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $58,576)                                           58,576
--------------------------------------------------------------------------

                                                          PAR
                                                         VALUE     VALUE
                                                         (000)     (000)
                                                        -------   --------
MEDIUM TERM NOTES--21.6%
Associates Corp. of North America
    6.250% due 11/1/08                                  $ 1,000   $  1,018
Bank of America Corp.
    3.250% due 8/15/08                                      500        500
Beneficial Corp.
    6.470% due 11/17/08                                     875        892
Citigroup, Inc.
    3.291% due 1/30/09 (c)                                  400        399
Danske Bank A/S 144A
    (Denmark)
    3.084% due 4/20/09 (b)(e)                             2,000      2,000
Danske Corp.
    3.050% due 4/9/09                                     2,500      2,500
General Electric Capital Corp.
    8.500% due 7/24/08                                      600        608
HSBC Finance Corp.
    2.930% due 2/1/09 (c)                                   700        702
    5.875% due 2/1/09                                       500        510
HSH Nordbank AG NY 144A
    (Germany)
    2.659% due 9/22/08 (b)(c)(e)                          5,000      5,000
International Lease Finance Corp.
    4.350% due 9/15/08                                      500        502
National Australia Bank Ltd.
    144A (Australia)
    3.208% due 2/6/09 (b)(c)(e)                           2,000      2,000
Nordea Bank AB 144A (Sweden)
    3.048% due 2/6/09 (b)(c)(e)                           2,000      2,000
Procter & Gamble International
    Funding
    3.140% due 2/19/09 (c)                                1,000      1,000
Wells & Fargo Co. 144A
    2.855% due 2/17/09 (c)                                2,000      2,000
--------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $21,631)                                           21,631
--------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $99,725)                                           99,725(a)
Other assets and liabilities, net--0.5%                                461
                                                                  --------
NET ASSETS--100.0%                                                $100,186
                                                                  ========

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): At March 31, 2008, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $11,000 (reported in 000s) or 11.0% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d)   The interest rate shown is the coupon rate.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(f)   The rate shown is the discount rate.
(g)   The maturity date shown is the reset date.

                        See Notes to Financial Statements

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                            PAR
                                                           VALUE     VALUE
                                                           (000)      (000)
                                                          -------   --------
AGENCY MORTGAGE-BACKED SECURITIES--0.6%
FNMA 04-W6, 1A4
    5.500% due 7/25/34                                    $   984   $    951
FNMA 05-57, CK
    5.000% due 7/25/35                                        485        487
FNMA 05-74, AG
    5.000% due 9/25/35                                        317        318
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,776)                                               1,756
----------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--2.1%
FHLMC
    5.200% due 3/5/19                                       1,900      1,934
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,865)                                               1,934
----------------------------------------------------------------------------

MUNICIPAL BONDS--3.0%

MASSACHUSETTS--0.2%
Commonwealth of Massachusetts
    General Obligation Series C
    (FSA Insured)
    5.500% due 12/1/17                                        270        308
                                                                    --------

MINNESOTA--1.2%
State of Minnesota
    5.000% due 8/1/19                                       1,500      1,627
                                                                    --------
SOUTH DAKOTA--0.2%
South Dakota State Educational
    Enhancement Funding Corp.
    Taxable Series A
    6.720% due 6/1/25                                         285        285
                                                                    --------
TEXAS--1.1%
City of Dallas
    5.000% due 2/15/17                                      1,400      1,530
                                                                    --------
VIRGINIA--0.3%
Tobacco Settlement Financing Corp.
    Series A-1 Taxable
    6.706% due 6/1/46                                         360        327
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $4,083)                                               4,077
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--1.8%
Bombardier Capital Mortgage
    Securitization Corp. 99-A, A3
    5.980% due 1/15/18 (d)                                    908        856
Conseco Finance Securitizations
    Corp. 01-3, A4
    6.910% due 5/1/33 (d)                                     896        932
Dunkin Securitization 06-1,
    M1 144A
    8.285% due 6/20/31 (b)                                    690        604
Green Tree Financial
    Corp. 99-2, M2
    7.210% due 12/1/30 (d)                                    460         65

                                                            PAR
                                                           VALUE     VALUE
                                                           (000)      (000)
                                                          -------   --------
IndyMac Manufactured
    Housing Contract 98-1, A3
    6.370% due 9/25/28                                    $   721   $    723
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,288)                                               3,180
----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--31.0%

AEROSPACE & DEFENSE--1.3%
DRS Technologies, Inc.
    6.625% due 2/1/16                                         500        491
L-3 Communications Corp.
    7.625% due 6/15/12                                        425        437
    6.125% due 1/15/14                                        550        539
L-3 Communications Corp.
    Series B
    6.375% due 10/15/15                                       250        246
                                                                    --------
                                                                       1,713
                                                                    --------
AIRLINES--2.6%
American Airlines, Inc. 01-1
    6.977% due 5/23/21                                      1,653      1,471
Continental Airlines, Inc. 98-1A
    6.648% due 9/15/17                                        426        420
Delta Air Lines, Inc. 00-1
    7.379% due 5/18/10                                        619        610
United Airlines, Inc. 00-2
    7.032% due 10/1/10                                        779        771
United Airlines, Inc. 01-1
    6.071% due 3/1/13                                         333        330
                                                                    --------
                                                                       3,602
                                                                    --------
APPLICATION SOFTWARE--0.2%
Intuit, Inc.
    5.750% due 3/15/17                                        265        257
                                                                    --------
ASSET MANAGEMENT & CUSTODY BANKS--0.4%
BlackRock, Inc.
    6.250% due 9/15/17                                        225        231
Janus Capital Group, Inc.
    6.250% due 6/15/12                                        375        381
                                                                    --------
                                                                         612
                                                                    --------
AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.
    7.450% due 7/16/31                                        375        249
                                                                    --------
BROADCASTING & CABLE TV--2.4%
Charter Communications
    Holdings I LLC
    11.750% due 5/15/14 (d)                                   175         89
Charter Communications
    Holdings I LLC/Charter
    Communications Holdings I
    Capital Corp.
    11.000% due 10/1/15                                       375        260
Comcast Cable Holdings LLC
    7.875% due 8/1/13                                         500        549
COX Communications, Inc.
    5.450% due 12/15/14                                       375        370

                                                            PAR
                                                           VALUE     VALUE
                                                           (000)      (000)
                                                          -------   --------
BROADCASTING & CABLE TV--(CONTINUED)
DIRECTV Holdings LLC/DIRECTV
    Financing Co., Inc.
    6.375% due 6/15/15                                    $ 1,000   $    937
EchoStar DBS Corp.
    6.625% due 10/1/14                                        600        548
Intelsat Corp.
    9.000% due 6/15/16                                        200        202
Viacom, Inc.
    6.250% due 4/30/16                                        375        366
                                                                    --------
                                                                       3,321
                                                                    --------

BUILDING PRODUCTS--1.1%
Esco Corp. 144A
    8.625% due 12/15/13 (b)                                   600        585
Masco Corp.
    5.850% due 3/15/17                                        540        493
Owens Corning, Inc.
    6.500% due 12/1/16                                        495        411
                                                                    --------
                                                                       1,489
                                                                    --------

CASINOS & GAMING--0.9%
MGM MIRAGE
    8.500% due 9/15/10                                        300        311
Pokagon Gaming Authority 144A
    10.375% due 6/15/14 (b)                                   117        124
River Rock Entertainment
    Authority (The)
    9.750% due 11/1/11                                        250        250
Seminole Hard Rock Entertainment,
    Inc./Seminole Hard Rock
    International LLC 144A
    5.300% due 3/15/14 (b)(d)                                  75         60
Station Casinos, Inc.
    6.875% due 3/1/16                                         750        441
                                                                    --------
                                                                       1,186
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--0.1%
Terex Corp.
    7.375% due 1/15/14                                        145        144
                                                                    --------
CONSTRUCTION MATERIALS--0.2%
Building Materials Corp. of America
    7.750% due 8/1/14                                         390        283
                                                                    --------
CONSUMER FINANCE--2.8%
Ford Motor Credit Co. LLC
    7.875% due 6/15/10                                        385        336
    8.625% due 11/1/10                                        395        344
    9.875% due 8/10/11                                        345        308
    8.708% due 4/15/12 (d)                                     55         52
    7.800% due 6/1/12                                         340        281
GMAC LLC
    7.250% due 3/2/11                                       1,000        788
    6.875% due 9/15/11                                        400        306
    6.000% due 12/15/11                                     1,000        748
Hertz Corp. (The)
    8.875% due 1/1/14                                         350        334
    10.500% due 1/1/16                                        100         94
SLM Corp.
    5.450% due 4/25/11                                        300        241
                                                                    --------
                                                                       3,832
                                                                    --------

                        See Notes to Financial Statements

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                           PAR
                                                          VALUE        VALUE
                                                          (000)        (000)
                                                         -------      --------
DATA PROCESSING & OUTSOURCED SERVICES--1.0%
Broadridge Financial Solutions, Inc.
    6.125% due 6/1/17                                    $   525      $    494
First Data Corp. 144A
    9.875% due 9/24/15 (b)                                   325           267
Western Union Co. (The)
    5.930% due 10/1/16                                       560           557
                                                                      --------
                                                                         1,318
                                                                      --------

DISTILLERS & VINTNERS--0.4%
Constellation Brands, Inc.
    8.375% due 12/15/14                                      165           171
    7.250% due 9/1/16                                        220           215
    7.250% due 5/15/17                                       120           117
                                                                      --------
                                                                           503
                                                                      --------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
Equifax, Inc.
    6.300% due 7/1/17                                      1,000         1,021
                                                                      --------

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper &
    Gold, Inc. (Indonesia)
    6.875% due 2/1/14 (e)                                    320           331
                                                                      --------

ELECTRIC UTILITIES--0.4%
Allegheny Energy Supply 144A
    8.250% due 4/15/12 (b)                                   145           157
Midwest Generation LLC Series B
    8.560% due 1/2/16                                        121           132
Texas Competitive Electric Holdings
    Co. LLC 144A
    10.250% due 11/1/15 (b)                                  200           200
                                                                      --------
                                                                           489
                                                                      --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
General Cable Corp.
    7.125% due 4/1/17                                        500           480
                                                                      --------

ELECTRONIC MANUFACTURING SERVICES--0.4%
Jabil Circuit, Inc. 144A
    8.250% due 3/15/18 (b)                                   600           582
                                                                      --------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc.
    Series B
    5.750% due 2/15/11                                       150           147
                                                                      --------

GAS UTILITIES--0.4%
AmeriGas Partners LP
    7.250% due 5/20/15                                       500           495
                                                                      --------

HEALTH CARE DISTRIBUTORS--0.2%
Viant Holdings, Inc. 144A
    10.125% due 7/15/17 (b)                                  295           240
                                                                      --------

HEALTH CARE FACILITIES--0.4%
HCA, Inc.
    9.250% due 11/15/16                                      140           146
Psychiatric Solutions, Inc.
    7.750% due 7/15/15                                       375           375
                                                                      --------
                                                                           521
                                                                      --------

                                                           PAR
                                                          VALUE        VALUE
                                                          (000)        (000)
                                                         -------      --------
HEALTH CARE SERVICES--0.3%
Quest Diagnostics, Inc.
    6.400% due 7/1/17                                    $   450      $    454
                                                                      --------

HEALTH CARE SUPPLIES--0.1%
Bausch & Lomb, Inc. 144A
    9.875% due 11/1/15 (b)                                   125           127
                                                                      --------

HOTELS, RESORTS & CRUISE LINES--0.9%
Royal Caribbean Cruises Ltd.
    6.875% due 12/1/13                                     1,250         1,172
                                                                      --------

HOUSEHOLD PRODUCTS--0.3%
Yankee Acquisition Corp.
    Series B
    9.750% due 2/15/17                                       535           428
                                                                      --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The)
    7.750% due 10/15/15                                      100           101
                                                                      --------

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
Qwest Corp.
    6.500% due 6/1/17                                        215           195
Windstream Corp.
    8.625% due 8/1/16                                        500           494
    7.000% due 3/15/19                                       250           219
                                                                      --------
                                                                           908
                                                                      --------

INVESTMENT BANKING & BROKERAGE--1.7%
Bear Stearns Cos., Inc. (The)
    7.250% due 2/1/18                                        700           725
Goldman Sachs Group, Inc. (The)
    5.950% due 1/18/18                                       300           298
Lehman Brothers Holdings, Inc.
    5.625% due 1/24/13                                       145           141
Merrill Lynch & Co., Inc.
    6.110% due 1/29/37                                       500           396
Merrill Lynch & Co., Inc. (Brazil)
    10.710% due 3/8/17 (e)                                   500(j)        249
Morgan Stanley 144A (Brazil)
    10.090% due 5/3/17 (b)(e)                              1,000(j)        479
                                                                      --------
                                                                         2,288
                                                                      --------

LEISURE PRODUCTS--0.2%
Hasbro, Inc.
    6.300% due 9/15/17                                       275           288
                                                                      --------

LIFE SCIENCES TOOLS & SERVICES--0.4%
Fisher Scientific International, Inc.
    6.750% due 8/15/14                                       600           613
                                                                      --------

MORTGAGE REITS--0.5%
iStar Financial, Inc. Series B
    5.950% due 10/15/13                                    1,000           731
                                                                      --------

MOVIES & ENTERTAINMENT--0.3%
Time Warner, Inc.
    6.875% due 5/1/12                                        370           382
                                                                      --------

OFFICE ELECTRONICS--0.3%
Xerox Corp.
    6.750% due 2/1/17                                        350           370
                                                                      --------

                                                           PAR
                                                          VALUE        VALUE
                                                          (000)        (000)
                                                         -------      --------
OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions Group,
    Inc. 144A
    9.500% due 1/15/16 (b)                               $   200      $    201
                                                                      --------

OIL & GAS EXPLORATION & PRODUCTION--1.5%
Forest Oil Corp. 144A
    7.250% due 6/15/19 (b)                                   700           716
Plains Exploration & Production Co.
    7.750% due 6/15/15                                       400           401
Southwestern Energy Co. 144A
    7.500% due 2/1/18 (b)                                    350           364
Swift Energy Co.
    7.625% due 7/15/11                                       500           497
                                                                      --------
                                                                         1,978
                                                                      --------

OIL & GAS REFINING & MARKETING--0.3%
Tesoro Corp.
    6.500% due 6/1/17                                        480           432
                                                                      --------

OIL & GAS STORAGE & TRANSPORTATION--0.4%
Buckeye Partners LP
    6.050% due 1/15/18                                       225           230
Kinder Morgan Management Co.
    5.700% due 1/5/16                                        400           381
                                                                      --------
                                                                           611
                                                                      --------

OTHER DIVERSIFIED FINANCIAL
SERVICES--1.0%
Bank of America Corp.
    8.000% due 12/29/49 (d)                                  375           376
Glencore Funding LLC 144A
    6.000% due 4/15/14 (b)                                 1,000           978
                                                                      --------
                                                                         1,354
                                                                      --------

PACKAGED FOODS & MEATS--0.3%
Tyson Foods, Inc.
    6.850% due 4/1/16                                        400           402
                                                                      --------

PAPER PACKAGING--0.4%
Jefferson Smurfit Corp.
    8.250% due 10/1/12                                       135           122
Plastipak Holdings, Inc. 144A
    8.500% due 12/15/15 (b)                                  500           458
                                                                      --------
                                                                           580
                                                                      --------

PAPER PRODUCTS--0.3%
Verso Paper Holdings LLC &
    Verso Paper, Inc. Series B
    11.375% due 8/1/16                                       375           346
                                                                      --------

PUBLISHING--0.6%
Donnelley (R.H.) Corp. 144A
    8.875% due 10/15/17 (b)                                  275           173
Idearc, Inc.
    8.000% due 11/15/16                                      500           326
Reader's Digest Association, Inc.
    (The) 144A
    9.000% due 2/15/17 (b)                                   500           337
                                                                      --------
                                                                           836
                                                                      --------

RESTAURANTS--0.0%
Outback Steakhouse, Inc. 144A
    10.000% due 6/15/15 (b)                                   50            32
                                                                      --------

                        See Notes to Financial Statements

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                        PAR
                                                       VALUE          VALUE
                                                       (000)          (000)
                                                     ----------      --------
SPECIALIZED CONSUMER SERVICES--0.2%
Mobile Mini, Inc.
    6.875% due 5/1/15                                $      250      $    209
                                                                     --------

SPECIALIZED REITS--1.3%
Health Care REIT, Inc.
    5.875% due 5/15/15                                    1,000           927
Host Hotels & Resorts LP
    6.875% due 11/1/14                                      400           383
Realty Income Corp.
    6.750% due 8/15/19                                      425           404
                                                                     --------
                                                                        1,714
                                                                     --------

STEEL--0.4%
Neenah Foundry Co.
    9.500% due 1/1/17                                       500           348
Steel Dynamics, Inc. 144A
    7.375% due 11/1/12 (b)                                  225           228
                                                                     --------
                                                                          576
                                                                     --------

THRIFTS & MORTGAGE FINANCE--0.2%
Residential Capital LLC
    8.125% due 11/21/08                                     275           191
    8.875% due 6/30/15                                      305           150
                                                                     --------
                                                                          341
                                                                     --------

TOBACCO--1.0%
Reynolds American, Inc.
    7.300% due 7/15/15                                      500           522
    7.625% due 6/1/16                                       375           396
UST, Inc.
    5.750% due 3/1/18                                       500           506
                                                                     --------
                                                                        1,424
                                                                     --------

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc.
    Series D
    7.375% due 8/1/15                                       650           501
                                                                     --------
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $45,982)                                              42,214
-----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--7.3%
Adjustable Rate Mortgage
    Trust 05-3, 2A1
    4.691% due 7/25/35 (d)                                  873           735
American Home Mortgage
    Assets 07-2, M4
    3.129% due 3/25/47 (d)(h)                               644           257
American Tower Trust L
    07-1A, C 144A
    5.615% due 4/15/37 (b)                                  750           656
Bear Stearns Commercial
    Mortgage Securities
    07-PW18, AM
    6.084% due 6/11/50 (d)                                  725           675
Bear Stearns Structured
    Products, Inc. 04-15, A2 144A
    0% due 11/27/34 (b)                                      89            86
Bear Stearns Structured
    Products, Inc. 05-10 144A
    5.106% due 4/26/35 (b)(d)                               337           319

                                                        PAR
                                                       VALUE          VALUE
                                                       (000)          (000)
                                                     ----------      --------
Bear Stearns Structured Products,
    Inc. 05-20N, B 144A
    6.099% due 10/25/45 (b)(d)                       $      750      $    622
Chase Mortgage Finance Corp.
    06-A1, 4A1
    6.042% due 9/25/36 (d)                                1,187         1,208
Citicorp Mortgage Securities, Inc.
    06-7, 1A1
    6.000% due 12/25/36                                     956           935
First Horizon Asset Securities, Inc.
    05-AR1, 2A1
    5.005% due 4/25/35 (d)                                  621           622
FMAC Loan Receivables Trust
    98-CA, A2 144A
    6.660% due 9/15/20 (b)                                  186           173
Harborview Net Interest Margin
    Corp. 06-12, N1 144A
    6.409% due 12/19/36 (b)                                  23            23
IndyMac Index Mortgage Loan
    Trust 06-AR25, 3A1
    6.366% due 9/25/36 (d)                                  994           756
Lehman Brothers-UBS Commercial
    Mortgage Trust 07-C2, H 144A
    5.979% due 2/15/40 (b)(d)                               850           421
Lehman XS Net Interest
    Margin 06-GPM7, A1 144A
    6.250% due 12/28/46 (b)                                  45            46
MASTR Alternative Net Interest
    Margin 06-6, N1 144A
    3.606% due 9/26/46 (b)(d)(g)                             86             4
MASTR Resecuritization Trust
    05-1 144A
    5.000% due 10/28/34 (b)                                 317           285
Residential Accredit Loans, Inc.
    02-QS12, B1
    6.250% due 9/25/32                                      392           176
Structured Asset Securities Corp.
    03-32, 1A1
    5.198% due 11/25/33 (d)                                 529           484
Structured Asset Securities Corp.
    05-1, 6A1
    6.000% due 2/25/35                                      864           757
Timberstar Trust 06-1, C 144A
    5.884% due 10/15/36 (b)                               1,000           860
Wells Fargo Mortgage Backed
    Securities Trust 05-5, 1A1
    5.000% due 5/25/20                                      548           534
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,720)                                              10,634
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--21.5%
ARGENTINA--1.8%
Republic of Argentina PIK
    Interest Capitalization
    8.280% due 12/31/33                                   1,141           939
Republic of Argentina
    Series GDP
    0% due 12/15/35 (d)                                  12,493         1,505
                                                                     --------
                                                                        2,444
                                                                     --------

                                                        PAR
                                                       VALUE          VALUE
                                                       (000)          (000)
                                                     ----------      --------
AUSTRALIA--3.8%
Commonwealth of Australia
    Series 909
    7.500% due 9/15/09 (i)                                5,635      $  5,236
                                                                     --------

BRAZIL--3.1%
Federative Republic of Brazil
    12.500% due 1/5/16                                    2,309(j)      1,415
    12.500% due 1/5/22                                    1,125(j)        702
    10.250% due 1/10/28                                   3,150(j)      1,671
    11.000% due 8/17/40                              $      340           456
                                                                     --------
                                                                        4,244
                                                                     --------

CANADA--0.2%
Commonwealth of Canada
    4.250% due 9/1/09                                       300(k)        299
                                                                     --------

COLOMBIA--0.3%
Republic of Colombia
    12.000% due 10/22/15                                600,000(l)        343
                                                                     --------

GERMANY--0.8%
Federal Republic of Germany 144A
    3.250% due 4/17/09 (b)                                  650(m)      1,020
                                                                     --------

HUNGARY--0.3%
Republic of Hungary
    6.250% due 4/24/09                                   65,000(n)        380
                                                                     --------

INDONESIA--0.3%
Republic of Indonesia
    11.000% due 12/15/12                              3,500,000(o)        389
                                                                     --------

MALAYSIA--0.5%
Malaysian Government
    3.756% due 4/28/11                                    2,325(p)        734
                                                                     --------

NEW ZEALAND--1.5%
Commonwealth of New Zealand
    Series 708
    6.000% due 7/15/08                                    2,685(q)      2,101
                                                                     --------

NORWAY--1.8%
Kingdom of Norway
    5.500% due 5/15/09                                   12,425(r)      2,451
                                                                     --------

PHILIPPINES--0.7%
Republic of Philippines
    7.750% due 1/14/31                                      850           953
                                                                     --------

RUSSIA--0.1%
Russian Federation RegS
    7.500% due 3/31/30 (d)(f)                               149           171
                                                                     --------

SINGAPORE--0.7%
Republic of Singapore
    2.500% due 10/1/12                                    1,250(t)        947
                                                                     --------

SOUTH AFRICA--0.4%
Republic of South Africa
    Series R153
    13.000% due 8/31/10                                   4,600(u)        606
                                                                     --------

                       See Notes to Financial Statements

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                         PAR
                                                        VALUE          VALUE
                                                        (000)          (000)
                                                     ----------      --------
SWEDEN--0.4%
Kingdom of Sweden Series 1043
    5.000% due 1/28/09                                    3,125(v)   $    529
                                                                     --------
TRINIDAD AND TOBAGO--0.1%
Republic of Trinidad and
    Tobago RegS
    9.875% due 10/1/09 (f)                           $      135           148
                                                                     --------
TURKEY--1.8%
Republic of Turkey
    0.000% due 5/6/09                                     2,625(w)      1,633
    11.500% due 1/23/12                                     450           543
    7.250% due 3/15/15                                      250           264
                                                                     --------
                                                                        2,440
                                                                     --------
UKRAINE--0.2%
Republic of Ukraine 144A
    6.580% due 11/21/16 (b)                                 250           249
                                                                     --------
VENEZUELA--2.7%
Republic of Venezuela
    9.250% due 9/15/27                                    1,665         1,586
Republic of Venezuela RegS
    5.375% due 8/7/10 (f)                                 2,260         2,087
                                                                     --------
                                                                        3,673
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $28,445)                                              29,357
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--14.2%

BRAZIL--0.9%
GTL Trade Finance, Inc. 144A
    7.250% due 10/20/17 (b)                                 545           575
Vale Overseas Ltd.
    6.250% due 1/11/16                                      500           501
    6.250% due 1/23/17                                      140           140
                                                                     --------
                                                                        1,216
                                                                     --------
CANADA--1.3%
Canadian National Resources Ltd.
    5.900% due 2/1/18                                       300           308
Catalyst Paper Corp.
    7.375% due 3/1/14                                       375           283
EnCana Corp.
    5.900% due 12/1/17                                      240           246
European Investment Bank 144A
    4.600% due 1/30/37 (b)                                  375(k)        352
Rogers Wireless Communications,
    Inc. 6.375% due 3/1/14                                  575           571
                                                                     --------
                                                                        1,760
                                                                     --------
CAYMAN ISLANDS--0.1%
Usiminas Commercial Ltd. 144A
    7.250% due 1/18/18 (b)                                  180           193
                                                                     --------
CHILE--0.8%
Empresa Nacional de Electricidad SA
    8.350% due 8/1/13                                       350           404

                                                         PAR
                                                        VALUE          VALUE
                                                        (000)          (000)
                                                     ----------      --------
CHILE--(CONTINUED)
Petropower I Funding
    Trust 144A
    7.360% due 2/15/14 (b)                           $      658      $    648
                                                                     --------
                                                                        1,052
                                                                     --------
CYPRUS--0.1%
ABH Financial Ltd.
    (Alfa Markets Ltd.) 144A
    8.200% due 6/25/12 (b)                                  150           142
                                                                     --------
GERMANY--0.3%
Aries Vermoegensverwaltung
    GmbH 144A
    7.750% due 10/25/09 (b)                                 250(m)        417
                                                                     --------
HONG KONG--0.2%
China Properties Group Ltd. 144A
    9.125% due 5/4/14 (b)                                   500           326
                                                                     --------
INDIA--0.2%
ICICI Bank Ltd. 144A
    6.375% due 4/30/22 (b)(d)                               375           323
                                                                     --------
JAPAN--0.5%
Resona Bank Ltd. 144A
    5.850% due 9/29/49 (b)(d)                               750           624
                                                                     --------
KAZAKHSTAN--0.8%
Kazkommerts International BV RegS
    8.000% due 11/3/15 (f)                                  250           198
TengizChevroil Finance Co.
    S.A.R.L. 144A
    6.124% due 11/15/14 (b)                               1,000           959
                                                                     --------
                                                                        1,157
                                                                     --------
LUXEMBOURG--0.2%
TNK-BP Finance SA 144A
    7.500% due 3/13/13 (b)                                  325           318
                                                                     --------
MALAYSIA--0.6%
Malaysia International Shipping
    Corp. Capital Ltd. 144A
    6.125% due 7/1/14 (b)                                   750           794
                                                                     --------
MEXICO--0.3%
Vitro S.A.B. de C.V.
    8.625% due 2/1/12                                       370           343
                                                                     --------
NETHERLANDS--0.6%
Majapahit Holding BV 144A
    7.250% due 6/28/17 (b)                                  825           788
                                                                     --------
RUSSIA--3.2%
European Bank for
    Reconstruction & Development
    6.000% due 2/14/12                                   28,400(s)      1,158
Gazprom International SA 144A
    7.201% due 2/1/20 (b)                                   856           875
Gazprom OAO
    (Gaz Capital SA) 144A (b)
    6.212% due 11/22/16                                     935           867
    6.510% due 3/7/22                                       315           282

                                                         PAR
                                                        VALUE          VALUE
                                                        (000)          (000)
                                                     ----------      --------
RUSSIA--(CONTINUED)
OJSC AK Transneft
    (TransCapitalInvest Ltd.) 144A
    5.670% due 3/5/14 (b)                            $      390      $    363
OJSC Vimpel Communications
    (UBS Luxembourg SA) 144A
    8.375% due 10/22/11 (b)                                 500           518
Russian Agricultural Bank OJSC
    (RSHB Capital SA) 144A
    6.299% due 5/15/17 (b)                                  380           353
                                                                     --------
                                                                        4,416
                                                                     --------
SINGAPORE--0.3%
UOB Cayman Ltd. 144A
    5.796% due 12/29/49 (b)(d)                              500           450
                                                                     --------
SOUTH KOREA--1.2%
Hynix Semiconductor, Inc. 144A
    7.875% due 6/27/17 (b)                                  600           429
Korea Development Bank
    5.300% due 1/17/13                                      187           192
Woori Bank 144A
    6.125% due 5/3/16 (b)(d)                              1,000           983
                                                                     --------
                                                                        1,604
                                                                     --------
SWITZERLAND--0.3%
Petroplus Finance Ltd. 144A
    6.750% due 5/1/14 (b)                                   375           344
                                                                     --------
UNITED ARAB EMIRATES--0.6%
Abu Dhabi National Energy Co. 144A
    5.875% due 10/27/16 (b)                                 825           820
                                                                     --------
UNITED KINGDOM--0.5%
Ineos Group Holdings plc 144A
    8.500% due 2/15/16 (b)                                  500           391
Vodafone Group plc
    6.150% due 2/27/37                                      375           351
                                                                     --------
                                                                          742
                                                                     --------
UNITED STATES--0.7%
Nova Chemicals Corp.
    7.863% due 11/15/13 (d)                                 975           822
Tyco Electronic Group SA 144A
    6.000% due 10/1/12 (b)                                  125           128
                                                                     --------
                                                                          950
                                                                     --------
VENEZUELA--0.5%
Petroleos de Venezuela S.A.
    5.250% due 4/12/17                                      950           625
                                                                     --------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $20,574)                                              19,404
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.2%

PHARMACEUTICALS--0.2%
Par Pharmaceutical Cos., Inc.
    2.875% due 9/30/10                                      300           265
                                                                     --------
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $267)                                                    265
-----------------------------------------------------------------------------

                       See Notes to Financial Statements

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                         PAR
                                                        VALUE          VALUE
                                                        (000)          (000)
                                                      ---------      --------
DOMESTIC LOAN AGREEMENTS--11.9%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
    6.375% due 3/31/14 (d)                            $     125      $    122
                                                                     --------

APPAREL RETAIL--0.1%
HBI Branded Apparel Ltd., Inc.
    Tranche 2
    6.994% due 3/5/14 (d)                                   200           195
                                                                     --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.4%
Hanesbrands, Inc. Tranche B
    5.005% due 9/5/13 (d)                                   126           121
Totes Isotoner Corp. Tranche 2
    10.830% due 1/16/14 (d)                                 500           438
                                                                     --------
                                                                          559
                                                                     --------

AUTO PARTS & EQUIPMENT--0.4%
Mark IV Industries, Inc. Tranche 2
    12.668% due 12/19/11 (d)                                175           101
Mark IV Industries, Inc. Tranche B
    9.163% due 6/21/11 (d)                                  561           438
                                                                     --------
                                                                          539
                                                                     --------

AUTOMOBILE MANUFACTURERS--0.5%
Ford Motor Co. Tranche B
    8.000% due 12/15/13 (d)                                 372           307
General Motors Corp. Tranche B
    7.615% due 11/29/13 (d)                                 470           418
                                                                     --------
                                                                          725
                                                                     --------

BROADCASTING & CABLE TV--0.5%
Charter Communications Operating
    LLC Tranche
    6.990% due 3/6/14                                       742           629
                                                                     --------

COMMODITY CHEMICALS--0.5%
Celanese Holdings LLC Tranche B
    8.141% due 3/30/14 (d)                                  748           701
                                                                     --------

CONSUMER FINANCE--0.2%
Hertz Corp. Letter of Credit
    7.110% due 12/21/12 (d)                                  50            47
Hertz Corp. Tranche B
    7.100% due 12/21/12 (d)                                 236           220
                                                                     --------
                                                                          267
                                                                     --------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
First Data Corp. Tranche B3
    7.607% due 9/24/14 (d)                                  498           450
Reynolds & Reynolds Co. (The)
    Tranche FL
    6.843% due 10/24/12 (d)                                 291           263
                                                                     --------
                                                                          713
                                                                     --------

DEPARTMENT STORES--0.8%
Neiman-Marcus Group, Inc.
    (The) Tranche
    6.515% due 4/6/13 (d)                                 1,213         1,125
                                                                     --------

                                                         PAR
                                                        VALUE          VALUE
                                                        (000)          (000)
                                                      ---------      --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--0.1%
ARAMARK Corp. Letter of Credit
    5.198% due 1/26/14 (d)                            $      10      $      9
ARAMARK Corp. Tranche B
    6.705% due 1/26/14 (d)                                  158           147
                                                                     --------
                                                                          156
                                                                     --------

ELECTRIC UTILITIES--0.2%
Energy Future Holdings Corp.
    Tranche B2
    8.396% due 10/10/14 (d)                                 264           241
                                                                     --------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Baldor Electric Co. Tranche
    4.969% due 1/31/14 (d)                                  350           335
                                                                     --------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Metrologic Instruments, Inc.
    Tranche
    7.830% due 12/21/13 (d)                                 247           226
                                                                     --------

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste North America, Inc.
    Letter of Credit A
    7.071% due 3/28/14 (d)                                  122           117
Allied Waste North America, Inc.
    Tranche B
    4.598% due 3/28/14 (d)                                  206           195
                                                                     --------
                                                                          312
                                                                     --------

HEALTH CARE FACILITIES--0.5%
HCA, Inc. Tranche B
    7.080% due 11/18/13 (d)                                 262           242
Health Management Associates,
    Inc. Tranche B
    6.588% due 2/28/14 (d)                                  194           169
LifePoint Hospitals, Inc.
    Tranche B
    6.715% due 4/15/12 (d)                                  234           218
                                                                     --------
                                                                          629
                                                                     --------

HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc. Tranche B
    7.895% due 10/26/15 (d)                                 399           391
Bausch & Lomb, Inc. Tranche DD
    7.895% due 10/26/15 (d)                                 100            98
                                                                     --------
                                                                          489
                                                                     --------

HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc.
    Tranche B
    8.891% due 2/6/14 (d)                                   139           120
                                                                     --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
NRG Energy, Inc. Letter of Credit
    6.480% due 2/1/13 (d)                                   669           629
NRG Energy, Inc. Tranche B
    6.580% due 2/1/13 (d)                                   247           232
                                                                     --------
                                                                          861
                                                                     --------

                                                         PAR
                                                        VALUE          VALUE
                                                        (000)          (000)
                                                      ---------      --------
INTEGRATED TELECOMMUNICATION SERVICES--0.9%
Level 3 Communications, Inc.
    Tranche B
    5.880% due 3/13/14 (d)                            $      90      $     78
NTELOS, Inc. Tranche B1
    7.100% due 8/24/11 (d)                                  457           438
Time Warner Telecom Holdings
    Tranche B
    5.280% due 1/7/13 (d)                                   746           695
                                                                     --------
                                                                        1,211
                                                                     --------

LEISURE FACILITIES--0.3%
AMF Bowling Worldwide, Inc.
    Tranche B
    7.854% due 5/17/13 (d)                                  521           430
                                                                     --------

OIL & GAS EQUIPMENT & SERVICES--0.3%
Helix Energy Solutions Group,
    Inc. Tranche
    6.603% due 7/1/13 (d)                                   198           190
Hercules Offshore, Inc. Tranche
    6.580% due 7/11/13 (d)                                  248           237
                                                                     --------
                                                                          427
                                                                     --------

PAPER PRODUCTS--0.8%
Georgia-Pacific Corp. Tranche A
    7.109% due 12/20/10 (d)                                 371           356
Georgia-Pacific Corp. Tranche B1
    6.801% due 12/20/12 (d)                                 660           614
NewPage Corp. Tranche B
    9.891% due 12/21/14 (d)                                 125           120
                                                                     --------
                                                                        1,090
                                                                     --------

PUBLISHING--0.7%
Idearc, Inc. Tranche B
    6.830% due 11/17/14 (d)                                 988           795
Tribune Co. Tranche B
    7.910% due 6/4/14 (d)                                   213           143
                                                                     --------
                                                                          938
                                                                     --------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Tropicana Entertainment LLC
    Tranche B
    8.500% due 1/3/12 (d)                                    83            79
                                                                     --------

RESTAURANTS--0.3%
Burger King Corp. Tranche B1
    6.375% due 6/30/12 (d)                                  364           359
                                                                     --------

SPECIALIZED FINANCE--1.0%
Solar Capital Corp. Tranche B
    6.898% due 2/28/14 (d)                                1,415         1,316
                                                                     --------

SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B
    6.878% due 12/16/11 (d)                                 122           117
                                                                     --------

TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc. Letter of Credit
    6.500% due 2/14/11                                       70            67
United Rentals, Inc. Tranche B
    5.100% due 2/14/11 (d)                                  165           159
                                                                     --------
                                                                          226
                                                                     --------

                       See Notes to Financial Statements

                     PHOENIX MULTI-SECTOR FIXED INCOME FUND

                                                        PAR
                                                       VALUE         VALUE
                                                       (000)         (000)
                                                     ---------      --------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
ALLTEL Communications, Inc.
    Tranche B2
    8.691% due 5/15/15( d)                           $     200      $    180
ALLTEL Communications, Inc.
    Tranche B3
    5.866% due 5/15/15 (d)                                 373           336
Cricket Communications, Inc.
    Tranche B
    8.117% due 6/16/13 (d)                                 614           585
                                                                    --------
                                                                       1,101
----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $17,830)                                             16,238
----------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS--0.7%

GERMANY--0.5%
Fresenius Medical Care AG & Co.
    KGaA Tranche B
    6.700% due 3/31/13 (d)                                 676           632
                                                                    --------

UNITED STATES--0.2%
Bausch & Lomb, Inc. Tranche
    8.127% due 10/26/15 (d)                                153(m)        233
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $891)                                                   865
----------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES--0.3%

INDONESIA--0.3%
Republic of Indonesia (Citigroup, Inc.)
    14.000% due 6/15/09                                    380           335
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $349)                                                   335
----------------------------------------------------------------------------

                                                                     VALUE
                                                      SHARES         (000)
                                                     ---------      --------
DOMESTIC CONVERTIBLE PREFERRED STOCKS--0.2%

DIVERSIFIED METALS & MINING--0.2%
Vale Capital Ltd. Cv.
    Pfd. 5.50%                                           4,000      $    252
                                                                    --------
----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $200)                                                   252
----------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp.
    Class A (c)(h)(y)                                  137,550             0
                                                                    --------
PAPER PRODUCTS--0.0%
Northampton Pulp LLC (c)(g)(y)                           3,650             0
                                                                    --------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $732)                                                     0
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--2.6%

DIAMONDS(R) Trust
    Series I                                             7,811           956
iShares MSCI EAFE (R)
    Index Fund                                          13,460           968
iShares Russell 2000 (R)
    Index Fund                                           9,854           675
PowerShares QQQ                                          7,000           306
SPDR Trust Series 1                                      5,167           682
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $3,948)                                               3,587
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $142,950)                                           134,098
----------------------------------------------------------------------------

                                                        PAR
                                                       VALUE         VALUE
                                                       (000)         (000)
                                                     ---------      --------
SHORT-TERM INVESTMENTS--0.4%

COMMERCIAL PAPER(x)--0.4%
Eaton Corp.
    2.750% due 4/1/08                                $     585      $    585
                                                                    --------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $585)                                                   585
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $143,535)                                           134,683(a)

Other assets and liabilities, net--1.2%                                1,666
                                                                    --------
NET ASSETS--100.0%                                                  $136,349
                                                                    ========

At March 31, 2008, the Fund had entered into forward currency contracts as follows (reported in 000s):

                                                                     Net
                                                                 Unrealized
 Contract        In Exchange       Settlement                   Appreciation
to Receive           for              Date          Value      (Depreciation)
-----------      -----------       ----------      -------     --------------
JPY 158,046       USD 1,494          5/30/08       $ 1,591         $ 97
JPY  71,284       USD   700          6/12/08           718           18
                                                                   ----
                                                                   $115
                                                                   ====

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $885 and gross depreciation of $10,155 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $143,953.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $24,938 (reported in 000s) or 18.3% of net assets.
(c)   Non-income producing.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(f) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(g) Illiquid and restricted security. At March 31, 2008, this security amounted to a value of $4 (reported in 000s) or 0.0% of net assets. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(h)   Illiquid security.
(i)   Par value represents Australian Dollar.
(j)   Par value represents Brazilian Real.
(k)   Par value represents Canadian Dollar.
(l)   Par value represents Colombian Peso.
(m)   Par value represents Euro.
(n)   Par value represents Hungarian Forint.
(o)   Par Value represents Indonesian Rupiah.
(p)   Par Value represents Malaysian Ringgit.
(q)   Par value represents New Zealand Dollar.
(r)   Par value represents Norwegian Krone.
(s)   Par value represents Russian Ruble.
(t)   Par value represents Singapore Dollar.
(u)   Par value represents South African Rand.
(v)   Par value represents Swedish Krona.
(w)   Par value represents Turkish Lira.
(x)   The rate shown is the discount rate.
(y) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

                        See Notes to Financial Statements

                       PHOENIX SENIOR FLOATING RATE FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                  (UNAUDITED)

                                                PAR
                                               VALUE         VALUE
                                               (000)         (000)
                                             ---------      --------
FOREIGN CORPORATE BONDS(c)--3.6%

UNITED STATES--3.6%
Nova Chemicals Corp.
    7.863% due 11/15/13 (b)                  $     650      $    548
                                                            --------

TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $560)                                           548
                                                            --------

DOMESTIC LOAN AGREEMENTS--90.4%
AEROSPACE & DEFENSE--3.3%
TransDigm, Inc. Tranche
    6.858% due 6/23/13 (b)                         520           491
                                                            --------

APPAREL, ACCESSORIES & LUXURY GOODS--2.5%
Hanesbrands, Inc. Tranche B
    5.005% due 9/5/13 (b)                          385           372
                                                            --------

AUTOMOBILE MANUFACTURERS--6.3%
Ford Motor Co. Tranche B
    5.800% due 12/15/13 (b)                        564           464
General Motors Corp.
    Tranche B
    5.487% due 11/29/13 (b)                        545           485
                                                            --------
                                                                 949
                                                            --------

BROADCASTING & CABLE TV--2.5%
CSC Holdings, Inc. Tranche A1
    4.750% due 2/24/12 (b)                         399           374
                                                            --------

CASINOS & GAMING--1.5%
Harrahs Operating Co., Inc.
    Tranche B3
    8.356% due 1/28/15 (b)                         250           230
                                                            --------

COMMODITY CHEMICALS--2.5%
Celanese Holdings LLC Tranche B
    4.612% due 3/30/14 (b)                         400           375
                                                            --------

DATA PROCESSING & OUTSOURCED SERVICES--8.1%
First Data Corp. Tranche B3
    7.607% due 9/24/14 (b)                         683           618
Reynolds & Reynolds Co. (The)
    Tranche FL
    6.843% due 10/24/12 (b)                        658           595
                                                            --------
                                                               1,213
                                                            --------

DISTILLERS & VINTNERS--2.4%
Constellation Brands, Inc.
    Tranche B
    5.583% due 6/5/13 (b)                          380           364
                                                            --------

ELECTRIC UTILITIES--4.0%
Energy Future Holdings
    Tranche B3
    6.112% due 10/10/14 (b)                        665           605
                                                            --------
ENVIRONMENTAL & FACILITIES SERVICES--3.3%
Allied Waste North America, Inc.
    Letter of Credit A
    4.600% due 3/28/14 (b)                         197           187

                                                PAR
                                               VALUE         VALUE
                                               (000)         (000)
                                             ---------      --------
ENVIRONMENTAL & FACILITIES SERVICES--(CONTINUED)
Allied Waste North America,
    Inc. Tranche B
    4.598% due 3/28/14 (b)                   $     328      $    312
                                                            --------
                                                                 499
                                                            --------

HEALTH CARE FACILITIES--8.0%
Community Health Systems, Inc.
    Tranche DD
    5.335% due 7/25/14 (b)                          32            30
Community Health Systems, Inc.
    Tranche B
    5.335% due 7/25/14 (b)                         627           579
HCA, Inc. Tranche A
    6.830% due 11/18/12 (b)                        643           593
                                                            --------
                                                               1,202
                                                            --------

HEALTH CARE SERVICES--2.5%
DaVita, Inc. Tranche B1
    4.612% due 10/5/12 (b)                         400           379
                                                            --------

HEALTH CARE SUPPLIES--3.3%
Bausch & Lomb, Inc.
    Tranche B
    8.080% due 10/26/15 (b)                        399           391
Bausch & Lomb, Inc.
    Tranche DD
    7.511% due 10/26/15 (b)                        100            98
                                                            --------
                                                                 489
                                                            --------

HOUSEHOLD PRODUCTS--2.2%
Yankee Candle Co., Inc. Tranche B
    4.870% due 2/6/14 (b)                          375           328
                                                            --------

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS--2.3%
NRG Energy, Inc. Letter of Credit
    6.480% due 2/1/13 (b)                          123           116
NRG Energy, Inc. Tranche B
    6.580% due 2/1/13 (b)                          252           236
                                                            --------
                                                                 352
                                                            --------

INTEGRATED TELECOMMUNICATION SERVICES--9.8%
NTELOS, Inc. Tranche B1
    5.270% due 8/24/11 (b)                         648           621
Time Warner Telecom Holdings
    Tranche B
    5.112% due 1/7/13 (b)                          514           479
Windstream Corp. Tranche B1
    4.612% due 7/17/13 (b)                         385           373
                                                            --------
                                                               1,473
                                                            --------

OIL & GAS EQUIPMENT & SERVICES--5.9%
Helix Energy Solutions Group,
    Inc. Tranche
    6.603% due 7/1/13 (b)                          534           512
Hercules Offshore, Inc. Tranche
    6.580% due 7/11/13 (b)                         387           370
                                                            --------
                                                                 882
                                                            --------

                                                PAR
                                               VALUE         VALUE
                                               (000)         (000)
                                             ---------      --------
PAPER PRODUCTS--6.6%
Boise Paper Holdings LLC
    Tranche B
    7.500% due 2/22/14 (b)                   $     500      $    496
Georgia-Pacific Corp.
    Tranche B1
    5.224% due 12/20/12 (b)                        524           488
                                                            --------
                                                                 984
                                                            --------

PUBLISHING--2.9%
Idearc, Inc. Tranche B
    6.830% due 11/17/14 (b)                        534           429
                                                            --------

SPECIALIZED FINANCE--3.3%
Solar Capital Corp. Tranche B
    5.112% due 2/28/14 (b)                         525           488
                                                            --------

SPECIALTY CHEMICALS--5.7%
Compass Minerals Group, Inc.
    Tranche B
    5.850% due 12/22/12 (b)                        384           371
JohnsonDiversey, Inc.
    Tranche B
    5.112% due 12/16/11 (b)                        436           417
    5.112% due 12/16/10 (b)                         77            74
                                                            --------
                                                                 862
                                                            --------

WIRELESS TELECOMMUNICATION SERVICES--1.5%
ALLTEL Communications, Inc.
    Tranche B2
    8.691% due 5/15/15 (b)                         250           226
                                                            --------
--------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $13,640)                                     13,566
--------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.0%
(IDENTIFIED COST $14,200)                                     14,114
--------------------------------------------------------------------

SHORT-TERM INVESTMENTS--18.9%

FEDERAL AGENCY SECURITIES(d)--18.9%
FHLB
    1.500% due 4/1/08                            2,840         2,840
                                                            --------
--------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,840)                                       2,840
--------------------------------------------------------------------

TOTAL INVESTMENTS--112.9%
(IDENTIFIED COST $17,040)                                     16,954(a)

Other assets and liabilities, net--(12.9)%                    (1,943)
                                                            --------
NET ASSETS--100.0%                                          $ 15,011
                                                            ========

                       See Notes to Financial Statements

                       PHOENIX SENIOR FLOATING RATE FUND

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $69 and gross depreciation of $155 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $17,040.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)   The rate shown is the discount rate.

                       See Notes to Financial Statements

                     PHOENIX INTERNATIONAL STRATEGIES FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                  (UNAUDITED)

                                                             VALUE
                                              SHARES         (000)
                                             ---------      --------
DOMESTIC COMMON STOCKS--0.1%

UNITED STATES--0.1%
Chicago Bridge & Iron Co. N.V.
    Registered Shares
    (Construction & Engineering)                 2,500      $     98
--------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $112)                                            98
--------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--98.5%

ARGENTINA--0.1%
Telecom Argentina S.A.
    Sponsored ADR (Integrated
    Telecommunication Services) (b)              2,800            59
                                                            --------
AUSTRALIA--7.2%
ASX Ltd. (Specialized Finance)                   5,507           188
Ausenco Ltd.
    (Construction & Engineering)                 1,620            20
AXA Asia Pacific Holdings Ltd.
    (Life & Health Insurance)                   58,764           295
BlueScope Steel Ltd. (Steel)                    36,686           331
Caltex Australia Ltd.
    (Oil & Gas Refining &
    Marketing)                                   3,279            39
Incitec Pivot Ltd.
    (Fertilizers & Agricultural
    Chemicals)                                   1,506           194
Leighton Holdings Ltd.
    (Construction & Engineering)                15,144           592
McPherson's Ltd. (Personal
    Products)                                   10,878            28
Orica Ltd. (Diversified
    Chemicals)                                  16,820           448
Qantas Airways Ltd.
    (Airlines)                                 274,065           984
QBE Insurance Group Ltd.
    (Property & Casualty
    Insurance)                                  16,500           335
Rio Tinto Ltd. (Diversified
    Metals & Mining)                            10,259         1,149
Riversdale Mining Ltd.
    (Diversified Metals &
    Mining)(b)                                   6,424            49
Santos Ltd. (Oil & Gas
    Exploration & Production)                   58,111           770
Sims Group Ltd. (Steel)                          6,241           169
Westpac Banking Corp.
    (Diversified Banks)                         12,836           279
Woodside Petroleum Ltd.
    (Oil & Gas Exploration &
    Production)                                  4,867           243
                                                            --------
                                                               6,113
                                                            --------

AUSTRIA--0.0%
Voestalpine AG (Steel)                             164            11
                                                            --------

BELGIUM--2.5%
Belgacom SA (Integrated
    Telecommunication Services)                  5,000           222

                                                             VALUE
                                              SHARES         (000)
                                             ---------      --------
BELGIUM--(CONTINUED)
Delhaize Group (Food Retail)                    10,552      $    830
Dexia SA (Diversified Banks)                     7,588         1,071
                                                            --------
                                                               2,123
                                                            --------

BERMUDA--0.0%
Lancashire Holdings Ltd.
    (Multi-line Insurance)                       2,244            13
                                                            --------

CANADA--1.7%
Canadian Imperial Bank of
    Commerce (Diversified Banks)                 1,300            84
CGI Group, Inc. Class A
    (IT Consulting & Other Services) (b)         4,700            50
Churchill Corp. (The) Class A
    (Construction & Engineering) (b)               600            12
Hammond Power Solutions, Inc.
    (Electrical Components & Equipment) (b)      2,200            23
Jean Coutu Group, Inc. (The)
    Class A (Drug Retail)                        1,600            16
Methanex Corp. (Commodity Chemicals)             1,400            37
Petro-Canada (Integrated Oil & Gas)              1,700            74
Potash Corp. of Saskatchewan, Inc.
    (Fertilizers & Agricultural Chemicals)       5,800           901
Quadra Mining Ltd. (Diversified
    Metals & Mining) (b)                         2,900            53
Research In Motion Ltd.
    (Communications Equipment) (b)                 100            11
Rothmans, Inc. (Tobacco)                         3,382            86
Sherritt International Corp.
    (Diversified Metals & Mining)                7,500           106
                                                            --------
                                                               1,453
                                                            --------

CHINA--0.4%
Esprit Holdings Ltd.
    (Apparel Retail)                            17,500           210
Kazakhmys plc (Diversified
    Metals & Mining)                             4,773           151
Truly International Holdings
    Ltd. (Electronic Equipment
    Manufacturers)                              10,000            12
                                                            --------
                                                                 373
                                                            --------

DENMARK--0.9%
D/S Norden (Marine)                              6,780           754
                                                            --------

FINLAND--1.4%
Fortum Oyj (Electric Utilities)                 10,600           432
Nokia Oyj (Communications
    Equipment)                                  24,822           785
                                                            --------
                                                               1,217
                                                            --------

                                                             VALUE
                                              SHARES         (000)
                                             ---------      --------
FRANCE--10.7%
Alstom (Heavy Electrical
    Equipment)                                   2,151      $    466
BNP Paribas SA (Diversified
    Banks)                                       7,896           796
Bouygues SA (Wireless
    Telecommunication Services)                  3,600           229
Cap Gemini SA (IT Consulting &
    Other Services)                              7,624           434
Compagnie Generale des
    Etablissements Michelin Class B
    (Tires & Rubber)                             5,156           538
Credit Agricole SA
    (Diversified Banks)                          1,652            51
France Telecom SA (Integrated
    Telecommunication Services)                 26,686           897
LVMH Moet Hennessy Louis
    Vuitton SA (Apparel,
    Accessories & Luxury Goods)                  4,174           465
PPR (Department Stores)                          3,448           511
PSA Peugeot Citroen SA
    (Automobile Manufacturers)                  17,515         1,358
Publicis Groupe (Advertising)                   11,738           448
Rallye SA (Specialty Stores)                       919            58
Recylex SA (Diversified
    Metals & Mining)(b)                          2,607            63
Sanofi-Aventis SA
    (Pharmaceuticals)                            7,000           525
Suez SA (Multi-Utilities)                        4,900           322
Technip SA (Oil & Gas
    Equipment & Services)                        3,925           306
Total SA (Integrated Oil & Gas)                 10,900           810
UBISOFT Entertainment
    (Home Entertainment
    Software) (b)                                  934            81
Vallourec SA (Industrial
    Machinery)                                   1,200           291
Vivendi Universal SA
    (Movies & Entertainment)                    10,683           417
                                                            --------
                                                               9,066
                                                            --------

GERMANY--11.5%
Allianz AG Registered Shares
    (Multi-line Insurance)                       2,483           492
Arcandor AG (Department
    Stores) (b)                                 11,100           222
Arques Industries AG (Health
    Care Facilities)                             1,070            21
Bayer AG (Diversified
    Chemicals)                                   5,200           417
Daimler AG (Automobile
    Manufacturers)                               5,500           470
Deutsche Bank AG Registered
    Shares (Diversified Capital
    Markets)                                     3,700           419
Deutsche Boerse AG
    (Specialized Finance)                        4,912           791
Deutsche Lufthansa AG
    Registered Shares (Airlines)                36,239           980

                       See Notes to Financial Statements

                     PHOENIX INTERNATIONAL STRATEGIES FUND

                                                             VALUE
                                              SHARES         (000)
                                             ---------      --------
GERMANY--(CONTINUED)
Deutsche Telekom AG Registered
    Shares (Integrated
    Telecommunication Services)                 36,043      $    601
E.ON AG (Electric Utilities)                     8,752         1,620
GEA Group AG (Industrial
    Machinery) (b)                               9,217           310
MAN AG (Industrial
    Machinery)                                   9,292         1,234
MTU Aero Engines Holding AG
    (Aerospace & Defense)                        1,138            48
Muenchener Rueckversicherungs-
    Gesellschaft AG Registered
    Shares (Reinsurance)                         4,436           868
Norddeutsche Affinerie AG
    (Diversified Metals & Mining)                1,410            56
Salzgitter AG (Steel)                            5,479           953
Symrise AG (Fertilizers &
    Agricultural Chemicals) (b)                  8,295           214
ThyssenKrupp AG (Steel)                            599            34
                                                            --------
                                                               9,750
                                                            --------

GREECE--0.5%
Alpha Bank AE
    (Diversified Banks)                         13,145           436
                                                            --------

HONG KONG--1.9%
Bank of East Asia Ltd.
    (Diversified Banks)                         49,000           245
Cheung Kong Holdings Ltd.
    (Real Estate Management & Development)      25,000           355
China Mobile Ltd. (Wireless
    Telecommunication Services)                  4,000            60
Chun Wo Development Holdings
    Ltd. (Construction &
    Engineering)                                94,000            13
Hang Lung Properties Ltd.
    (Real Estate Management &
     Development)                              125,000           443
Sinolink Worldwide Holdings
    Ltd. (Real Estate Management
    & Development)                             174,000            26
Television Broadcasts Ltd.
    (Broadcasting & Cable TV)                   57,000           305
VTech Holdings Ltd.
    (Communications Equipment)                  29,998           146
                                                            --------
                                                               1,593
                                                            --------

ISRAEL--0.1%
Partner Communications Co.
    Ltd. ADR (Wireless
    Telecommunication Services)                  2,300            52
                                                            --------
ITALY--2.4%
Banca Popolare dell'Emilia
    Romagna Scrl (Regional
    Banks)                                       2,095            46
Enel S.p.A. (Electric Utilities)                38,665           410
ENI S.p.A. (Integrated
    Oil & Gas)                                  24,549           837
Fiat S.p.A. (Automobile
    Manufacturers)                              14,327           331
Indesit Co. S.p.A.
    (Household Appliances)                       3,705            48

                                                             VALUE
                                              SHARES         (000)
                                             ---------      --------
ITALY--(CONTINUED)
Istituto Finanziario Industriale
    S.p.A. (Multi-Sector Holdings) (b)           1,212      $     34
UniCredito Italiano S.p.A.
    (Diversified Banks)                         51,700           346
                                                            --------
                                                               2,052
                                                            --------

JAPAN--21.2%
Aisin Seiko Co. Ltd. (Auto Parts &
    Equipment)                                  26,000           970
Allied Telesis Holdings KK
    (Communications Equipment) (b)              20,600            18
Ardepro Co. Ltd. (Real Estate
    Management & Development)                      499            25
Asahi Kasei Corp.
    (Commodity Chemicals)                       20,000           104
Aucnet, Inc. (Education Services)                1,000            11
Bank of Yokohama Ltd.
    (The) (Regional Banks)                      31,000           211
Chiba Bank Ltd. (The)
    (Regional Banks)                            14,000            95
Chugoku Bank Ltd. (The)
    (Regional Banks)                             2,000            29
Chuo Denki Kogyo Co. Ltd.
    (Diversified Metals & Mining)                3,000            31
Create SD Co. Ltd.
    (Drug Retail)                                1,500            35
Daihatsu Motor Co. Ltd.
    (Automobile Manufacturers)                  23,000           276
East Japan Railway Co.
    (Railroads)                                     67           557
FamilyMart Co. Ltd.
    (Food Retail)                                5,700           204
FANUC Ltd. (Industrial Machinery)                4,900           466
Fuji Heavy Industries
    (Automobile Manufacturers)                  20,000            84
Fuji Machine Manufacturing Co. Ltd.
    (Industrial Machinery)                         400             8
Geo Corp. (Computer & Electronics Retail)           61            50
Hitachi Construction Machinery
    Co. Ltd. (Construction & Farm
    Machinery & Heavy Trucks)                   17,700           443
Hitachi Ltd. (Electronic Equipment
    Manufacturers)                             192,000         1,138
Hyakujushi Bank Ltd. (The)
    (Regional Banks)                             2,000            11
IDU Co. (Diversified Commercial &
    Professional Services)                          18            13
Inpex Holdings, Inc. (Oil &
    Gas Exploration & Production)                   42           468
Isetan Co. Ltd.
    (Department Stores) (h)                     27,200           314
Iyo Bank Ltd. (The) (Regional Banks)             9,000            96
JFE Shoji Holdings, Inc.
    (Trading Companies & Distributors)           9,000            63

                                                             VALUE
                                              SHARES         (000)
                                             ---------      --------
JAPAN--(CONTINUED)
Juki Corp. (Household Appliances)                8,000      $     30
Juroku Bank Ltd. (The)
    (Regional Banks)                             9,000            52
Kagoshima Bank Ltd. (The)
    (Regional Banks)                             7,000            52
Kao Corp. (Household Products)                  16,000           453
Keiyo Bank Ltd. (The)
    (Regional Banks)                             5,000            32
Kosaido Co. Ltd.
    (Commercial Printing)                        2,000            13
Kyoei Steel Ltd. (Steel)                           900            24
Leopalace21 Corp. (Real
    Estate Management & Development)             9,500           154
Makita Corp. (Household
    Appliances)                                 13,200           414
Marubeni Corp. (Trading
    Companies & Distributors)                   85,000           619
Maruetsu, Inc. (The)
    (Food Retail) (b)                            4,000            37
Meiji Dairies Corp.
    (Packaged Foods & Meats)                     6,000            36
Mitsubishi Corp. (Trading
    Companies & Distributors)                   15,400           465
Mitsubishi UFJ Financial
    Group, Inc. (Diversified Banks)             34,000           293
Mitsui Fudosan Co. Ltd.
    (Real Estate Management &
    Development)                                25,000           496
Mitsumi Electric Co. Ltd.
    (Computer Storage & Peripherals)            13,100           414
Mizuho Trust & Banking Co.
    Ltd. (Diversified Banks)                   119,000           171
Murata Manufacturing Co.
    Ltd. (Electronic Equipment
    Manufacturers)                               7,900           392
Nintendo Co. Ltd. (Home
    Entertainment Software)                      3,600         1,856
Nippon Electric Glass Co.
    Ltd. (Electronic Equipment
    Manufacturers)                              28,000           433
Nippon Game Card Corp.
    (Leisure Products)                               9            12
Nippon Oil Corp. (Oil &
    Gas Refining & Marketing)                   69,000           431
Nippon Shinyaku Co. Ltd.
    (Pharmaceuticals)                            2,000            21
Nisshin Steel Co. Ltd. (Steel)                  58,000           201
Nomura Holdings, Inc.
    (Investment Banking & Brokerage)            16,300           244
Nomura Research Institute
    Ltd. (IT Consulting &
    Other Services)                             17,600           460
Ogaki Kyoritsu Bank Ltd.
    (The) (Regional Banks)                       3,000            16
Okinawa Electric Power Co. Inc.
    (The) (Electric Utilities)                     300            12
Pioneer Corp. (Consumer Electronics)            21,600           215

                       See Notes to Financial Statements

                     PHOENIX INTERNATIONAL STRATEGIES FUND

                                                             VALUE
                                              SHARES         (000)
                                             ---------      --------
JAPAN--(CONTINUED)
Sanyo Electric Co. Ltd.
    (Consumer Electronics) (b)                  89,000      $    188
Seiko Epson Corp.
    (Computer Storage &
    Peripherals)                                   900            24
Sekisui House Ltd.
    (Homebuilding)                              36,000           333
Shin-Etsu Chemical Co. Ltd.
    (Specialty Chemicals)                        6,100           315
Siix Corp. (Trading Companies &
    Distributors)                                2,100            15
Sojitz Corp. (Trading Companies &
    Distributors)                               62,000           205
Sumikin Bussan Corp.
    (Trading Companies &
    Distributors)                                5,000            16
Sumitomo Mitsui Financial
    Group, Inc. (Diversified Banks)                209         1,375
Tabuchi Electric Co. Ltd.
    (Electrical Components &
    Equipment)                                   4,000            10
Takeda Pharmaceutical Co. Ltd.
    (Pharmaceuticals)                           10,100           506
Tohto Suisan Co. Ltd.
    (Food Distributors)                          2,000             3
Tokai Rika Co. Ltd. (Auto Parts &
    Equipment)                                   1,800            47
Tokyo Dome Corp. (Leisure
    Facilities)                                  5,000            21
Toshiba Plant Systems & Services
    Corp. (Construction &
    Engineering)                                 5,000            39
Toyo Kohan Co. Ltd. (Steel)                      3,000            16
Toyoda Gosei Co. Ltd. (Auto
    Parts & Equipment)                           3,000           113
Toyota Auto Body Co. Ltd.
    (Auto Parts & Equipment)                     1,300            26
Toyota Motor Corp. (Automobile
    Manufacturers)                              10,500           524
TS Tech Co. Ltd.
    (Tires & Rubber)                             2,200            40
Yamaguchi Financial Group,
    Inc. (Regional Banks)                           40            --(i)
Yamaha Motor Co. Ltd.
    (Motorcycle Manufacturers)                  14,300           263
Yamato Kogyo Co. Ltd. (Steel)                    3,100           125
                                                            --------
                                                              17,972
                                                            --------

LUXEMBOURG--0.6%
ArcelorMittal (Steel)                            6,604           541
                                                            --------

MEXICO--0.5%
Axtel S.A.B. de C.V.
    (Integrated Telecommunication
    Services) (b)                               12,500            27
Grupo Mexico S.A.B. de C.V.
    Series B (Diversified Metals &
    Mining)                                     16,260           108
Telefonos de Mexico S.A.B. de
    C.V. Series L (Integrated
    Telecommunication Services)                128,200           242
                                                            --------
                                                                 377
                                                            --------

                                                             VALUE
                                              SHARES         (000)
                                             ---------      --------
NETHERLANDS--6.6%
ASML Holding N.V.
    (Semiconductor Equipment) (b)               15,200      $    374
Draka Holding N.V. (Electrical
    Components & Equipment)                      2,305            74
Heineken N.V. (Brewers)                         25,792         1,498
Hunter Douglas N.V.
    (Home Furnishings)                           1,830           124
ING Groep N.V. (Other
    Diversified Financial Services)             54,204         2,030
Koninklijke Ahold N.V.
    (Food Retail) (b)                           10,070           149
OCE N.V. (Office Electronics) (g)                  103             2
OCE N.V. (Office Electronics) (e)                2,300            38
Unilever N.V. (Packaged
    Foods & Meats)                              25,300           850
Wolters Kluwer N.V.
    (Publishing)                                15,800           418
                                                            --------
                                                               5,557
                                                            --------

NEW ZEALAND--0.0%
Fletcher Building Ltd.
    (Construction Materials)                     5,455            36
                                                            --------

NORWAY--0.0%
Belships ASA (Marine)                            1,000             3
                                                            --------

RUSSIA--1.3%
LUKOIL Sponsored ADR
    (Integrated Oil & Gas)                      10,610           907
VTB Bank OJSC Sponsored
    GDR (Regional Banks) (b)                    29,239           210
                                                            --------
                                                               1,117
                                                            --------

SINGAPORE--1.0%
CapitaLand Ltd. (Real Estate
    Management &
    Development)                                84,000           388
Golden Agri-Resources Ltd.
    (Agricultural Products)                    134,000            97
Jardine Cycle & Carriage Ltd.
    (Distributors)                              20,000           284
Neptune Orient Lines Ltd.
    (Marine)                                    15,000            35
Rotary Engineering Ltd.
    (Construction & Engineering)                20,000            13
Singapore Petroleum Co. Ltd.
    (Oil & Gas Refining &
    Marketing)                                   8,000            39
Swiber Holdings Ltd. (Oil &
    Gas Equipment & Services) (b)               10,000            18
                                                            --------
                                                                 874
                                                            --------

SOUTH KOREA--0.5%
Honam Petrochemical Corp.
    (Fertilizers & Agricultural
    Chemicals)                                     711            58
KT Corp. (Integrated
    Telecommunication Services)                  8,460           401
                                                            --------
                                                                 459
                                                            --------
SPAIN--1.4%
Banco Santander SA
    (Diversified Banks)                         17,951           357

                                                             VALUE
                                              SHARES         (000)
                                             ---------      --------
SPAIN--(CONTINUED)
Construcciones y Auxiliar de
    Ferrocarriles SA (Construction &
    Farm Machinery & Heavy Trucks)                  88      $     39
Telefonica SA (Integrated
    Telecommunication Services)                 27,700           796
                                                            --------
                                                               1,192
                                                            --------

SWEDEN--1.1%
Electrolux AB Series B
    (Household Appliances)                       9,766           160
JM AB (Construction &
    Engineering)                                 5,068           119
NCC AB Class B (Construction &
    Engineering)                                 1,600            47
Skanska AB Class B
    (Construction & Engineering)                18,300           367
Telefonaktiebolaget LM Ericsson
    Class B (Communications
    Equipment)                                 122,900           241
                                                            --------
                                                                 934
                                                            --------

SWITZERLAND--5.4%
Credit Suisse Group Registered
    Shares (Diversified Capital
    Markets)                                    11,900           606
Galenica AG Registered Shares
    (Health Care Distributors)                     423           140
Georg Fisher AG Registered Shares
    (Industrial Machinery) (b)                     212           105
Holcim Ltd. Registered Shares
    (Construction Materials)                     4,500           473
Roche Holding AG Registered
    Shares (Pharmaceuticals)                     4,959           933
Swatch Group AG (The)
    (Apparel, Accessories &
    Luxury Goods)                                  394           105
Zurich Financial Services AG
    Registered Shares
    (Multi-line Insurance)                       6,907         2,175
                                                            --------
                                                               4,537
                                                            --------

TAIWAN--0.5%
Taiwan Semiconductor
    Manufacturing Co. Ltd.
    Sponsored ADR
    (Semiconductors)                            35,539           365
Taiwan Surface Mounting
    Technology Co. Ltd.
    (Electronic Equipment
    Manufacturers)                               8,050            16
                                                            --------
                                                                 381
                                                            --------

THAILAND--0.1%
CalComp Electronics Thailand
    PCL (Electronic Equipment
    Manufacturers)                             229,000            51
                                                            --------

TURKEY--0.2%
Dogan Sirketler Grubu
    Holdings A.S.
    (Industrial Machinery) (b)                  74,488            75
Sekerbank T.A.S.
    (Regional Banks) (b)                        10,346            20

                       See Notes to Financial Statements

                     PHOENIX INTERNATIONAL STRATEGIES FUND

                                                             VALUE
                                              SHARES         (000)
                                             ---------      --------
TURKEY--(CONTINUED)
Tupras-Turkiye Petro Rafinerileri
    A.S. (Oil & Gas Refining &
    Marketing)                                   2,910      $     64
                                                            --------
                                                                 159
                                                            --------

UNITED KINGDOM--16.8%
3i Group plc (Asset Management &
    Custody Banks)                              26,374           434
Amec plc (Construction &
    Engineering)                                 4,171            60
Anglo American plc (Diversified
    Metals & Mining)                             2,335           140
Antofagasta plc (Diversified
    Metals & Mining)                           111,000         1,544
AstraZeneca plc
    (Pharmaceuticals)                           30,856         1,154
Aviva plc (Multi-line
    Insurance)                                  27,200           333
BAE Systems plc
    (Aerospace & Defense)                       57,000           549
Barclays plc (Diversified
    Banks)                                      41,600           374
BP plc (Integrated Oil & Gas)                   39,113           397
British Airways plc (Airlines) (b)              57,202           266
British Sky Broadcasting Group
    plc (Broadcasting & Cable TV)               44,000           486
BT Group plc (Integrated
    Telecommunication Services)                173,503           748
Catlin Group Ltd. (Property &
    Casualty Insurance)                          1,256            11
Centrica plc (Multi-Utilities)                  27,133           161
easyJet plc (Airlines) (b)                      22,200           164
GlaxoSmithKline plc
    (Pharmaceuticals)                           33,400           707
IG Group Holdings plc
    (Investment Banking &
    Brokerage)                                   9,348            61
Johnson Matthey plc
    (Specialty Chemicals)                        7,354           293
Legal & General Group plc
    (Life & Health Insurance)                  187,220           470

                                                             VALUE
                                              SHARES         (000)
                                             ---------      --------
UNITED KINGDOM--(CONTINUED)
Micro Focus International plc
    (Application Software)                       8,900      $     34
National Grid plc
    (Multi-Utilities)                           30,185           414
NETeller plc (Education
    Services) (b)                               12,727            14
Next plc (Department Stores)                     8,018           181
Petrofac Ltd. (Oil & Gas
    Equipment & Services)                        4,762            53
Rio Tinto plc (Diversified
    Metals & Mining)                             5,551           576
Rolls-Royce Group plc
    (Aerospace & Defense) (b)                   48,290           386
Rolls-Royce Group plc
    Class B (Aerospace &
    Defense)                                 4,326,784             9
Royal Bank of Scotland
    Group plc (Diversified Banks)               12,892            86
Royal Dutch Shell plc Class A
    (Integrated Oil & Gas) (f)                  13,100           452
Royal Dutch Shell plc Class A
    (Integrated Oil & Gas) (d)                  70,999         2,450
Schroders plc (Asset
    Management & Custody Banks)                  5,749           107
Smith (WH) plc (Specialty Stores)                5,192            38
Smiths Group plc (Industrial
    Conglomerates)                              17,266           322
Sportingbet plc (Casinos &
    Gaming) (b)                                 16,121            12
Tanfield Group plc
    (Construction & Farm
    Machinery & Heavy Trucks) (b)               13,132            25
Thomas Cook Group plc (Hotels,
    Resorts & Cruise Lines)                     12,384            71
THUS Group plc (Alternative
    Carriers) (b)                                8,108            19
Vodafone Group plc (Wireless
    Telecommunication Services)                190,979           572
Wolseley plc (Trading
    Companies & Distributors)                    9,097            96
                                                            --------
                                                              14,269
                                                            --------

                                                             VALUE
                                              SHARES         (000)
                                             ---------      --------
UNITED STATES--0.0%
Nova Chemicals Corp. (Commodity
    Chemicals)                                   1,485            36
--------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $77,248)                                     83,560
--------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $77,360)                                     83,658
--------------------------------------------------------------------

                                               PAR
                                              VALUE
                                              (000)
                                             --------

SHORT-TERM INVESTMENTS--0.2%

FEDERAL AGENCY SECURITIES(j)--0.2%
FHLB
    2.020% due 4/2/08                        $     180           180
                                                            --------
--------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $180)                                           180
--------------------------------------------------------------------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $77,540)                                     83,838(a)

Other assets and liabilities, net--1.2%                          979
                                                            --------
NET ASSETS--100.0%                                          $ 84,817
                                                            ========

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,442 and gross depreciation of $7,357 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $77,753.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)   Shares traded on Amsterdam Exchange.
(e)   Shares traded on China exchange.
(f)   Shares traded on London Exchange.
(g)   Shares traded on Frankfurt Exchange.
(h) Illiquid security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2008, these securities amounted to a value of $314 (reported in 000s) or 0.4% of net assets.
(i)   Amount is less than $500.
(j)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                        PHOENIX WORLDWIDE STRATEGIES FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (Unaudited)

                                                    VALUE
                                        SHARES      (000)
                                      ---------   ---------
DOMESTIC COMMON STOCKS--28.6%

UNITED STATES--28.6%
   Abbott Laboratories
   (Pharmaceuticals)                        860   $      47
Abercrombie & Fitch Co. Class A
   (Apparel Retail)                         250          18
Acuity Brands, Inc. (Electrical
   Components & Equipment)                  460          20
Aeropostale, Inc.
   (Apparel Retail) (b)                     660          18
Aetna, Inc.
   (Managed Health Care)                  3,850         162
   AFLAC, Inc. (Life & Health
   Insurance)                             2,520         164
AGCO Corp. (Construction &
   Farm Machinery & Heavy
   Trucks) (b)                            1,510          90
Agilent Technologies, Inc.
   (Electronic Equipment
   Manufacturers) (b)                     2,500          75
AK Steel Holding Corp.
   (Steel)                                2,320         126
Allied Waste Industries, Inc.
   (Environmental & Facilities
   Services) (b)                          2,240          24
Altria Group, Inc. (Tobacco)              4,690         104
American Capital Strategies
   Ltd. (Asset Management &
   Custody Banks)                           680          23
American Express Co.
   (Consumer Finance)                     2,050          90
American International Group,
   Inc. (Multi-line Insurance)            6,450         279
Ameriprise Financial, Inc.
   (Asset Management &
   Custody Banks)                         1,950         101
Amkor Technology, Inc.
   (Semiconductors) (b)                   3,240          35
AMR Corp. (Airlines) (b)                  2,240          20
   Anheuser-Busch Cos., Inc.
   (Brewers)                              4,240         201
Annaly Capital Management,
   Inc. (Mortgage REITs)                  8,390         129
AON Corp. (Insurance Brokers)             2,380          96
Applied Materials, Inc.
   (Semiconductor Equipment)              9,100         178
Arrow Electronics, Inc.
   (Technology Distributors) (b)            470          16
AT&T, Inc. (Integrated
   Telecommunication Services)           22,859         876
Automatic Data Processing,
   Inc. (Data Processing &
   Outsourced Services)                   3,820         162
Ball Corp. (Metal & Glass
   Containers)                              650          30
Bank of America Corp.
   (Other Diversified Financial
   Services)                             17,510         664
Bank of Hawaii Corp.
   (Regional Banks)                         390          19

                                                    VALUE
                                        SHARES      (000)
                                      ---------   ---------
UNITED STATES--(CONTINUED)
Bank of New York Mellon Corp.
   (The) (Asset Management &
   Custody Banks)                         5,293   $     221
Baxter International, Inc.
   (Health Care Equipment)                3,220         186
Best Buy Co., Inc. (Computer &
   Electronics Retail)                    2,540         105
Big Lots, Inc. (General
   Merchandise Stores) (b)                2,290          51
BJ's Wholesale Club, Inc.
   (Hypermarkets & Super
   Centers)(b)                            2,630          94
BMC Software, Inc.
   (Systems Software) (b)                 1,880          61
Boeing Co. (The)
   (Aerospace & Defense)                  4,200         312
Bristol-Myers Squibb Co.
   (Pharmaceuticals)                      8,620         184
CBS Corp. Class B
   (Broadcasting & Cable TV)              7,390         163
Cephalon, Inc. (Biotechnology) (b)        1,830         118
Chevron Corp. (Integrated
   Oil & Gas)                             2,080         178
Chubb Corp. (The) (Property &
   Casualty Insurance)                    2,680         133
CIGNA Corp. (Managed
   Health Care)                           2,510         102
Cincinnati Financial Corp.
   (Property & Casualty Insurance)        1,140          43
Cisco Systems, Inc.
   (Communications
   Equipment)(b)                         18,990         457
Citigroup, Inc. (Other
   Diversified Financial Services)        2,010          43
Clorox Co. (The) (Household
   Products)                              2,990         169
Coach, Inc. (Apparel,
   Accessories & Luxury Goods) (b)        1,500          45
Coca-Cola Co. (The)
   (Soft Drinks)                          2,730         166
Coca-Cola Enterprises, Inc.
   (Soft Drinks)                          7,300         177
ConocoPhillips (Integrated
   Oil & Gas)                             8,210         626
Continental Airlines, Inc.
   Class B (Airlines) (b)                   720          14
Corning, Inc. (Communications
   Equipment)                             1,330          32
Coventry Health Care, Inc.
   (Managed Health Care) (b)                560          23
Cummins, Inc. (Construction &
   Farm Machinery & Heavy Trucks)           500          23
Devon Energy Corp. (Oil &
   Gas Exploration & Production)            330          34
Dollar Tree, Inc. (General
   Merchandise Stores) (b)                1,120          31
Donnelley (R.R.) & Sons Co.
   (Commercial Printing)                  3,900         118
Dover Corp. (Industrial Machinery)        1,500          63

                                                    VALUE
                                        SHARES      (000)
                                      ---------   ---------
UNITED STATES--(CONTINUED)
Dow Chemical Co. (The)
   (Diversified Chemicals)                2,670   $      98
Dresser-Rand Group, Inc.
   (Oil & Gas Equipment &
   Services)(b)                           1,420          44
du Pont (E.I.) de Nemours &
   Co. (Diversified Chemicals)            4,760         223
Dun & Bradstreet Corp.
   (Diversified Commercial &
   Professional Services)                   890          72
Eastman Kodak Co.
   (Photographic Products)                2,030          36
Eaton Corp. (Industrial Machinery)        2,810         224
eBay, Inc. (Internet Software &
   Services) (b)                          7,840         234
Electronic Data Systems Corp.
   (Data Processing &
   Outsourced Services)                   3,010          50
Embarq Corp. (Integrated
   Telecommunication Services)            1,430          57
Emerson Electric Co.
   (Electrical Components & Equipment)    5,920         305
Emulex Corp. (Computer
   Storage & Peripherals) (b)             3,850          63
Endo Pharmaceuticals Holdings,
   Inc. (Pharmaceuticals)(b)              1,740          42
ENSCO International, Inc.
   (Oil & Gas Drilling)                     550          34
Expedia, Inc. (Internet Retail) (b)       1,630          36
Exxon Mobil Corp.
   (Integrated Oil & Gas)                16,970       1,435
Federated Investors, Inc. Class B
   (Asset Management &
   Custody Banks)                         1,810          71
FirstEnergy Corp.
   (Electric Utilities)                   2,840         195
Ford Motor Co. (Automobile
   Manufacturers)(b)                      4,630          26
Forest Laboratories, Inc.
   (Pharmaceuticals)(b)                   2,760         110
Franklin Resources, Inc.
   (Asset Management &
   Custody Banks)                         1,660         161
Gap, Inc. (The) (Apparel Retail)          4,950          97
   Gardner Denver, Inc.
   (Industrial Machinery) (b)             1,030          38
General Dynamics Corp.
   (Aerospace & Defense)                    970          81
General Motors Corp.
   (Automobile Manufacturers)             2,480          47
Genworth Financial, Inc. Class A
   (Multi-line Insurance)                   930          21
Goldman Sachs Group, Inc. (The)
   (Investment Banking &
   Brokerage)                               410          68
GrafTech International Ltd.
   (Electrical Components &
   Equipment) (b)                         1,260          20

                        See Notes to Financial Statements

                       PHOENIX WORLDWIDE STRATEGIES FUND

                                                      VALUE
                                         SHARES       (000)
                                        ---------   ---------
UNITED STATES--(CONTINUED)
Great Atlantic & Pacific Tea Co.,
   Inc. (The) (Food Retail) (b)             1,520   $      40
Hartford Financial Services Group,
   Inc. (The) (Multi-line Insurance)          530          40
Hasbro, Inc. (Leisure Products)             1,060          30
Hewlett-Packard Co.
   (Computer Hardware)                     11,230         513
Honeywell International, Inc.
   (Aerospace & Defense)                    3,520         199
Host Hotels & Resorts, Inc.
   (Specialized REITs)                      2,580          41
IAC/InterActiveCorp
   (Internet Retail) (b)                    3,140          65
Integrated Device Technology,
   Inc. (Semiconductors) (b)                4,560          41
Intel Corp. (Semiconductors)               14,880         315
International Business Machines
   Corp. (Computer Hardware                 6,950         800
Invitrogen Corp. (Life Sciences
   Tools & Services) (b)                      750          64
iStar Financial, Inc. (Mortgage REITs)      3,560          50
JDS Uniphase Corp.
   (Communications Equipment) (b)           3,310          44
Johnson & Johnson
   (Pharmaceuticals)                       11,050         717
Jones Lang LaSalle, Inc.
   (Real Estate Management &
   Development)                               340          26
JPMorgan Chase & Co.
   (Other Diversified Financial
   Services)                               14,650         629
KeyCorp (Regional Banks)                    2,550          56
Kimberly-Clark Corp.
   (Household Products)                     1,160          75
King Pharmaceuticals, Inc.
   (Pharmaceuticals) (b)                    1,710          15
Kroger Co. (The) (Food Retail)              3,710          94
Lear Corp. (Auto Parts &
   Equipment) (b)                           3,620          94
Legg Mason, Inc. (Asset
   Management & Custody Banks)                420          24
Lincoln National Corp. (Life &
   Health Insurance)                        3,220         167
Lockheed Martin Corp.
   (Aerospace & Defense)                    2,700         268
Loews Corp. - Carolina Group
   (Tobacco)                                3,020         219
Lubrizol Corp. (The) (Specialty
   Chemicals)                               1,610          89
Macy's, Inc. (Department
   Stores)                                  5,040         116
Massey Energy Co. (Coal &
   Consumable Fuels)                        3,420         125
McAfee, Inc. (Systems
   Software) (b)                              800          26
McDonald's Corp. (Restaurants)              7,590         423
Medco Health Solutions, Inc.
   (Health Care Services)(b)                  490          21
Medicis Pharmaceutical Corp.
   Class A (Pharmaceuticals)                2,370          47
MEMC Electronic Materials, Inc.
   (Semiconductor Equipment) (b)              700          50
Men's Wearhouse, Inc. (The)
   (Apparel Retail)                           880          20

                                                      VALUE
                                         SHARES       (000)
                                        ---------   ---------
UNITED STATES--(CONTINUED)
Merck & Co., Inc.
   (Pharmaceuticals)                       10,980   $     417
Metavante Technologies, Inc.
   (Data Processing &
   Outsourced Services) (b)                 3,500          70
MetLife, Inc. (Life & Health
   Insurance)                               7,010         422
Microsoft Corp. (Systems
   Software)                               31,000         880
National Oilwell Varco, Inc.
   (Oil & Gas Equipment &
   Services) (b)                            3,300         193
NBTY, Inc. (Personal Products) (b)          1,370          41
NetApp, Inc. (Computer Storage &
   Peripherals) (b)                         3,040          61
Newell Rubbermaid, Inc.
   (Housewares & Specialties)               2,640          60
NIKE, Inc. Class B (Footwear)               3,080         209
Noble Energy, Inc. (Oil & Gas
   Exploration & Production)                  380          28
Norfolk Southern Corp.
   (Railroads)                              1,460          79
Northern Trust Corp. (Asset
   Management & Custody Banks               2,240         149
   Northrop Grumman Corp.
   (Aerospace & Defense)                    1,680         131
Novellus Systems, Inc.
   (Semiconductor Equipment) (b)            2,700          57
NVIDIA Corp. (Semiconductors) (b)           3,620          72
Occidental Petroleum Corp.
   (Integrated Oil & Gas)                  10,420         762
Omnicom Group, Inc.
   (Advertising)                            1,900          84
Oracle Corp. (Systems
   Software) (b)                           15,980         313
Owens-Illinois, Inc. (Metal &
   Glass Containers) (b)                      940          53
Packaging Corporation of
   America (Paper Packaging)                2,740          61
Parker Hannifin Corp.
   (Industrial Machinery)                   1,885         131
   Pepsi Bottling Group, Inc.
   (The) (Soft Drinks)                      2,989         101
Perini Corp. (Construction &
   Engineering) (b)                         1,480          54
Pfizer, Inc. (Pharmaceuticals)             35,750         748
Philadelphia Consolidated
   Holding Co. (Property &
   Casualty Insurance)(b)                     500          16
Philip Morris International,
   Inc. (Tobacco) (b)                       4,690         237
PPG Industries, Inc.
   (Diversified Chemicals)                  1,780         108
Principal Financial Group, Inc.
   (The) (Life & Health Insurance)          2,800         156
Procter & Gamble Co. (The)
   (Household Products)                     2,160         151
Prudential Financial, Inc.
   (Life & Health Insurance)                3,230         253
Public Service Enterprise Group,
   Inc. (Multi-Utilities)                   5,670         228
QLogic Corp. (Computer
   Storage & Peripherals) (b)               2,130          33

                                                      VALUE
                                         SHARES       (000)
                                        ---------   ---------
UNITED STATES--(CONTINUED)
Qwest Communications
   International, Inc. (Integrated
   Telecommunication Services)              8,300   $      38
RadioShack Corp. (Computer &
   Electronics Retail)                      3,520          57
Raytheon Co. (Aerospace &
   Defense)                                 1,880         121
Regions Financial Corp.
   (Regional Banks)                         3,050          60
Reynolds American, Inc.
   (Tobacco)                                  500          30
SEI Investments Co. (Asset
   Management & Custody Banks)              2,630          65
Sherwin-Williams Co. (The)
   (Home Improvement Retail)                1,150          59
Southern Copper Corp.
   (Diversified Metals & Mining)            1,020         106
StanCorp Financial Group, Inc.
   (Life & Health Insurance)                  450          21
Stanley Works (The)
   (Household Appliances)                   1,160          55
State Street Corp. (Asset
   Management & Custody
   Banks)                                   3,190         252
Stone Energy Corp. (Oil &
   Gas Exploration &
   Production) (b)                            770          40
Sunstone Hotel Investors, Inc.
   (Specialized REITs)                      1,280          21
SunTrust Banks, Inc.
   (Regional Banks)                           500          28
SUPERVALU, Inc.
   (Food Retail)                            2,130          64
Symantec Corp. (Systems
   Software) (b)                            8,270         137
TD Ameritrade Holding Corp.
   (Investment Banking &
   Brokerage) (b)                           3,510          58
Teleflex, Inc. (Industrial
   Conglomerates)                             710          34
Telephone & Data Systems, Inc.
   (Wireless Telecommunication
   Services)                                  890          35
Terra Industries, Inc. (Fertilizers &
   Agricultural Chemicals) (b)              1,170          42
Texas Instruments, Inc.
   (Semiconductors)                         6,760         191
Thermo Fisher Scientific, Inc.
   (Life Sciences Tools &
   Services) (b)                            2,440         139
Tidewater, Inc. (Oil & Gas
   Equipment & Services)                    1,460          80
Time Warner, Inc. (Movies &
   Entertainment)                          16,040         225
Toro Co. (The) (Construction &
   Farm Machinery & Heavy
   Trucks)                                  1,410          58
Transocean, Inc. (Oil & Gas
   Drilling) (b)                            1,720         233
Travelers Cos., Inc. (The)
   (Property & Casualty Insurance)          5,840         279
Tyco Electronics Ltd.
   (Electronic Manufacturing
   Services)                                1,630          56

                        See Notes to Financial Statements

                       PHOENIX WORLDWIDE STRATEGIES FUND


                                                     VALUE
                                          SHARES     (000)
                                         -------   ---------
UNITED STATES--(CONTINUED)
Tyco International Ltd.
   (Industrial Conglomerates)              5,862   $     258
United Technologies Corp.
   (Aerospace & Defense)                   6,490         447
UnitedHealth Group, Inc.
   (Managed Health Care)                   3,380         116
Universal Corp. (Tobacco)                  2,360         155
Unum Group (Life & Health
   Insurance)                              1,010          22
Valero Energy Corp. (Oil &
   Gas Refining & Marketing)               2,520         124
Verizon Communications, Inc.
   (Integrated Telecommunication
   Services)                               3,810         139
VF Corp. (Apparel, Accessories &
   Luxury Goods)                             890          69
Viacom, Inc. Class B (Movies &
   Entertainment) (b)                      7,220         286
W&T Offshore, Inc. (Oil & Gas
   Exploration & Production)               2,240          76
Wal-Mart Stores, Inc.
   (Hypermarkets & Super
   Centers)                                3,240         171
Walt Disney Co. (The) (Movies &
   Entertainment)                         10,940         343
Waste Management, Inc.
   (Environmental & Facilities
   Services)                               2,790          94
WellPoint, Inc. (Managed
   Health Care) (b)                        2,520         111
Wells Fargo & Co. (Diversified
   Banks)                                 11,720         341
Whirlpool Corp. (Household
   Appliances)                               500          43
Windstream Corp. (Integrated
   Telecommunication Services)            12,360         148
Xerox Corp. (Office Electronics)           1,410          21
------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $26,794)                             29,076
------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--70.0%

ARGENTINA--0.0%
Telecom Argentina S.A. Sponsored
   ADR (Integrated Telecommunication
   Services) (b) (d)                       1,800          38
                                                   ---------
AUSTRALIA--4.6%
ASX Ltd. (Specialized Finance) (d)         5,981         204
Ausenco Ltd. (Construction &
   Engineering)                            1,109          14
AXA Asia Pacific Holdings Ltd.
   (Life & Health Insurance) (d)          61,771         311
Caltex Australia Ltd. (Oil & Gas
   Refining & Marketing)                  10,704         127
Flight Centre Ltd. (Education
   Services)                               1,296          25
Incitec Pivot Ltd. (Fertilizers &
   Agricultural Chemicals) (d)             3,272         422
Leighton Holdings Ltd.
   (Construction & Engineering) (d)       11,593         454
Orica Ltd. (Diversified
   Chemicals)                             15,561         414
Qantas Airways Ltd. (Airlines)           219,344         788


                                                     VALUE
                                          SHARES     (000)
                                         -------   ---------
AUSTRALIA--(CONTINUED)
QBE Insurance Group Ltd.
   (Property & Casualty
   Insurance) (d)                         17,900   $     363
Rio Tinto Ltd. (Diversified
   Metals & Mining) (d)                    8,068         903
Riversdale Mining Ltd.
   (Diversified Metals & Mining) (b)       6,082          46
Santos Ltd. (Oil & Gas
   Exploration & Production)              20,280         269
Sims Group Ltd. (Steel) (d)                6,164         167
Woodside Petroleum Ltd.
   (Oil & Gas Exploration &
   Production)                             4,147         207
                                                   ---------
                                                       4,714
                                                   ---------

AUSTRIA--0.2%
Voestalpine AG (Steel)                     2,894         201
                                                   ---------
BELGIUM--2.0%
Belgacom SA (Integrated
   Telecommunication Services)             4,000         177
Delhaize Group (Food Retail)               8,012         631
Dexia SA (Diversified Banks) (d)          41,946       1,195
                                                   ---------
                                                       2,003
                                                   ---------
BERMUDA--0.0%
Lancashire Holdings Ltd.
   (Multi-line Insurance)                  2,728          15
                                                   ---------

CANADA--0.5%
Canadian Imperial Bank of
   Commerce (Diversified Banks)              235          15
CGI Group, Inc. Class A
   (IT Consulting & Other
   Services) (b)                           4,400          47
Churchill Corp. (The) Class A
   (Construction & Engineering) (b)        3,100          61
Empire Co., Ltd. Class A
   (Food Retail)                             600          23
Methanex Corp. (Commodity
   Chemicals)                              1,100          29
Petro-Canada (Integrated
   Oil & Gas)                              4,300         187
Rothmans, Inc. (Tobacco)                   2,900          74
Sherritt International Corp.
   (Diversified Metals & Mining)           4,200          59
Taseko Mines Ltd. (Gold) (b) (d)           7,510          38
                                                   ---------
                                                         533
                                                   ---------

CHINA--0.3%
Kazakhmys plc (Diversified
   Metals & Mining)                        8,386         266
                                                   ---------

DENMARK--0.6%
D/S Norden (Marine)                        5,125         570
                                                   ---------

FINLAND--1.0%
Fortum Oyj (Electric Utilities)            8,000         326
Nokia Oyj (Communications
   Equipment)                             21,400         677
Ramirent Oyj (Consumer Finance)            1,192          23
                                                   ---------
                                                       1,026
                                                   ---------


                                                     VALUE
                                          SHARES     (000)
                                         -------   ---------
FRANCE--8.7%
Alstom (Heavy Electrical
   Equipment)                              1,963   $     426
BNP Paribas SA (Diversified
   Banks) (d)                             11,350       1,145
Bouygues SA (Wireless
   Telecommunication Services) (d)         3,200         203
Cap Gemini SA (IT Consulting &
   Other Services) (d)                       352          20
Compagnie Generale des
   Etablissements Michelin
   Class B (Tires & Rubber)                4,369         456
Credit Agricole SA (Diversified
   Banks) (d)                              7,388         229
France Telecom SA (Integrated
   Telecommunication Services)            45,944       1,545
LVMH Moet Hennessy Louis
   Vuitton SA (Apparel,
   Accessories & Luxury Goods)             3,204         357
PPR (Department Stores) (d)                2,933         435
PSA Peugeot Citroen SA
   (Automobile Manufacturers)             15,130       1,173
Publicis Groupe (Advertising)             10,064         384
Rallye SA (Specialty Stores)                 921          58
Recylex SA (Diversified
   Metals & Mining) (b)                    2,228          54
Sanofi-Aventis SA
   (Pharmaceuticals) (d)                   4,960         372
Suez SA (Multi-Utilities)                  4,200         276
Technip SA (Oil & Gas
   Equipment & Services) (d)               3,611         281
Total SA (Integrated Oil & Gas) (d)        9,000         668
UBISOFT Entertainment (Home
   Entertainment Software) (b)               917          79
Vallourec SA (Industrial
   Machinery)                              1,100         267
Vivendi Universal SA
   (Movies & Entertainment)               10,677         417
                                                   ---------
                                                       8,845
                                                   ---------

GERMANY--7.6%
Allianz AG Registered Shares
   (Multi-line Insurance) (d)              2,145         425
Arcandor AG (Department
   Stores) (b)(d)                          8,200         164
Arques Industries AG (Health
   Care Facilities)                        1,074          21
Bayer AG (Diversified
   Chemicals) (d)                          4,500         361
Bechtle AG (IT Consulting &
   Other Services)                           546          17
Beiersdorf AG (Personal
   Products)                               2,136         180
Daimler AG (Automobile
   Manufacturers) (d)                      4,657         398
Deutsche Bank AG Registered
   Shares (Diversified
   Capital Markets)                        3,200         362
Deutsche Boerse AG
   (Specialized Finance)                   1,045         168
Deutsche Lufthansa AG
   Registered Shares (Airlines)           41,132       1,112
Deutsche Telekom AG
   Registered Shares
   (Integrated Telecommunication
   Services) (d)                          30,694         511

                        See Notes to Financial Statements

                       PHOENIX WORLDWIDE STRATEGIES FUND

                                                             VALUE
                                                 SHARES      (000)
                                                 -------   ---------
GERMANY--(CONTINUED)
E.ON AG (Electric Utilities)(d)                    7,986   $   1,479
GEA Group AG (Industrial
   Machinery)(b)                                   6,832         230
MAN AG (Industrial
   Machinery)(d)                                   3,161         420
MTU Aero Engines Holding AG
   (Aerospace & Defense)                             909          38
Norddeutsche Affinerie AG
   (Diversified Metals & Mining)(d)                1,413          56
Salzgitter AG (Steel)                              4,873         848
Symrise AG (Fertilizers &
   Agricultural Chemicals)(b)                      7,089         183
ThyssenKrupp AG (Steel)                           13,752         787
                                                           ---------
                                                               7,760
                                                           ---------

GREECE--0.4%
Alpha Bank AE
   (Diversified Banks)                            11,354         376
                                                           ---------

HONG KONG--1.7%
Bank of East Asia Ltd.
   (Diversified Banks)                            43,000         215
Cheung Kong Holdings Ltd.
   (Real Estate Management &
   Development)                                   22,000         312
China Mobile Ltd. (Wireless
   Telecommunication Services)                    20,000         298
Chun Wo Development Holdings
   Ltd. (Construction &
   Engineering)                                   44,000           6
Hang Lung Properties Ltd.
   (Real Estate Management &
   Development)                                   93,000         329
Midland Holdings Ltd.
   (Real Estate Management &
   Development)                                   62,000          61
Mirabell International Holdings
   Ltd. (Apparel Retail)                          20,000          15
Sinolink Worldwide Holdings
   Ltd. (Real Estate Management &
   Development)                                  176,000          27
Television Broadcasts Ltd.
   (Broadcasting & Cable TV)                      52,000         279
VTech Holdings Ltd.
   (Communications Equipment)                     34,907         169
                                                           ---------
                                                               1,711
                                                           ---------

ISRAEL--0.0%
Partner Communications Co.
   Ltd. ADR (Wireless
   Telecommunication Services) (d)                   400           9
                                                           ---------

ITALY--2.4%
Banca Popolare dell'Emilia
   Romagna Scrl (Regional Banks)                   1,113          24
Enel S.p.A. (Electric Utilities)                  76,808         815
ENI S.p.A. (Integrated
   Oil & Gas)                                     27,029         922
Fiat S.p.A. (Automobile
   Manufacturers)                                 14,716         340
Indesit Co. S.p.A.
   (Household Appliances) (d)                      3,033          40

                                                             VALUE
                                                 SHARES      (000)
                                                 -------   ---------
ITALY--(CONTINUED)
Istituto Finanziario Industriale
   S.p.A. (Multi-Sector
   Holdings) (b)                                   1,354   $      37
UniCredito Italiano S.p.A.
   (Diversified Banks)                            34,900         234
                                                           ---------
                                                               2,412
                                                           ---------

JAPAN--14.3%
Aichi Bank Ltd. (The)
   (Regional Banks)                                  200          15
Aisin Seiko Co. Ltd.
   (Auto Parts & Equipment)                       19,469         727
Allied Telesis Holdings KK
   (Communications
   Equipment) (b)                                 23,500          21
Aucnet, Inc. (Education
   Services)                                         600           7
Bank of Nagoya Ltd. (The)
   (Regional Banks)                                4,000          24
Bank of Yokohama Ltd. (The)
   (Regional Banks)                               27,000         183
Canon Marketing Japan, Inc.
   (Distributors)                                     20          --(h)
Chiba Bank Ltd. (The)
   (Regional Banks)                               11,000          75
Create SD Co. Ltd.
   (Drug Retail)                                   1,600          37
Daihatsu Motor Co. Ltd.
   (Automobile
   Manufacturers) (d)                             21,000         252
Dena Co. Ltd. (Internet Retail)                       34         214
East Japan Railway Co.
   (Railroads) (d)                                    57         474
FamilyMart Co. Ltd.
   (Food Retail)                                   4,400         158
FANUC Ltd. (Industrial
   Machinery)                                      4,200         399
FUJIFILM Holdings Corp.
   (Electronic Equipment
   Manufacturers)                                    500          18
Geo Corp. (Computer &
   Electronics Retail)                                35          29
Hitachi Construction Machinery
   Co. Ltd. (Construction &
   Farm Machinery &
   Heavy Trucks)                                  14,800         370
Hitachi Ltd. (Electronic
   Equipment Manufacturers) (d)                  135,000         800
Imagineer Co. Ltd. (Electronic
   Equipment Manufacturers)                          800           5
Inpex Holdings, Inc. (Oil &
   Gas Exploration & Production)                      35         390
Isetan Co. Ltd. (Department
   Stores)(d) (f)                                 19,800         229
Iyo Bank Ltd. (The)
   (Regional Banks)                                5,000          53
Juki Corp. (Household
   Appliances)                                     6,000          22
Kanto Auto Works Ltd.
   (Auto Parts & Equipment)                        1,700          24
Kao Corp. (Household
   Products)                                      13,000         368
Keiyo Bank Ltd. (The)
   (Regional Banks)                                5,000          32

                                                             VALUE
                                                 SHARES      (000)
                                                 -------   ---------
JAPAN--(CONTINUED)
Kohnan Shoji Co. Ltd.
   (General Merchandise Stores)                    2,500   $      32
Kosaido Co. Ltd. (Commercial
   Printing)                                       9,300          59
Leopalace21 Corp.
   (Real Estate Management &
   Development) (d)                               10,400         168
Makita Corp. (Household
   Appliances)                                     3,300         104
Marubeni Corp. (Trading
   Companies & Distributors)                     147,000       1,071
Mikuni Corp. (Auto Parts &
   Equipment)                                      5,000          15
Mitsubishi Corp. (Trading
   Companies & Distributors)                      13,100         396
Mitsubishi Electric Corp.
   (Heavy Electrical Equipment)                   43,000         372
Mitsubishi UFJ Financial Group,
   Inc. (Diversified Banks)                       29,000         250
Mitsui Fudosan Co. Ltd.
   (Real Estate Management &
   Development)                                   20,000         397
Mitsumi Electric Co. Ltd.
   (Computer Storage &
   Peripherals)(d)                                 8,800         278
Mizuho Trust & Banking Co.
   Ltd. (Diversified Banks) (d)                   24,000          34
Murata Manufacturing Co.
   Ltd. (Electronic Equipment
   Manufacturers) (d)                              6,500         323
Nintendo Co. Ltd. (Home
   Entertainment Software)                         2,700       1,392
Nippon Electric Glass Co. Ltd.
   (Electronic Equipment
   Manufacturers) (d)                             24,000         371
Nippon Oil Corp. (Oil & Gas
   Refining & Marketing)                          49,000         306
Nippon Shinyaku Co. Ltd.
   (Pharmaceuticals)                               2,000          21
Nomura Holdings, Inc.
   (Investment Banking &
   Brokerage)                                     14,000         209
Nomura Research Institute
   Ltd. (IT Consulting &
   Other Services)                                15,000         392
Ogaki Kyoritsu Bank Ltd.
   (The) (Regional Banks)                          3,000          16
Okinawa Electric Power Co.
   Inc. (The) (Electric Utilities)                   300          12
Pioneer Corp. (Consumer
   Electronics)                                   20,800         207
Plenus Co. Ltd. (Restaurants)                      2,200          28
Proto Corp. (Advertising)                            500          12
Ricoh Leasing Co. Ltd.
   (Specialized Finance)                             600          13
Riso Kagaku Corp.
   (Office Electronics)                            1,400          17
Sanyo Electric Co. Ltd.
   (Consumer Electronics) (b)                     63,000         133
Sekisui House Ltd.
   (Homebuilding)(d)                              35,000         324
Shin-Etsu Chemical Co. Ltd.
   (Specialty Chemicals)                           5,300         274

                        See Notes to Financial Statements

                        PHOENIX WORLDWIDE STRATEGIES FUND


                                                    VALUE
                                        SHARES      (000)
                                        -------   ----------
JAPAN--(CONTINUED)
Siix Corp. (Trading
   Companies & Distributors)              1,800   $      13
Sinko Industries Ltd.
   (Building Products)                    7,000          38
Sumitomo Mitsui Financial
   Group, Inc. (Diversified Banks)           92         605
Tabuchi Electric Co. Ltd.
   (Electrical Components &
   Equipment)                             4,000          10
Taihei Kogyo Co. Ltd.
   (Construction & Engineering)          10,000          35
Takeda Pharmaceutical Co. Ltd.
   (Pharmaceuticals) (d)                  8,600         430
Tokai Rika Co. Ltd. (Auto Parts &
   Equipment)                             1,800          47
Tokyo Tekko Co. Ltd. (Steel) (d)          3,000          12
Toshiba Plant Systems & Services
   Corp. (Construction &
   Engineering) (d)                      13,000         101
Toyo Kohan Co. Ltd. (Steel) (d)           3,000          16
Toyo Suisan Kaisha Ltd.
   (Packaged Foods & Meats)               1,000          15
Toyoda Gosei Co. Ltd.
   (Auto Parts & Equipment)               1,495          56
Toyota Auto Body Co. Ltd.
   (Auto Parts & Equipment) (d)           2,400          48
Toyota Motor Corp. (Automobile
   Manufacturers)                         9,100         454
TS Tech Co. Ltd. (Tires &
   Rubber)                                2,600          48
Tsudakoma Corp (Industrial
   Machinery) (d)                         5,000          12
Yamaha Motor Co. Ltd.
   (Motorcycle Manufacturers)            12,900         237
Yamato Kogyo Co. Ltd. (Steel)             5,500         222
                                                  ---------
                                                     14,551
                                                  ---------
LUXEMBOURG--0.5%
ArcelorMittal (Steel)                     5,879         482
                                                  ---------
MEXICO--0.5%
Axtel S.A.B. de C.V.
   (Integrated Telecommunication
   Services) (b)                         14,200          31
Grupo Mexico S.A.B. de C.V.
   Series B (Diversified Metals &
   Mining)                               13,200          87
Mexichem S.A.B. de C.V.
   (Fertilizers & Agricultural
   Chemicals)                             4,669          24
Telefonos de Mexico S.A.B.
   de C.V. Series L (Integrated
   Telecommunication Services           192,200         363
                                                  ---------
                                                        505
                                                  ---------

NETHERLANDS--4.5%
ASML Holding N.V.
   (Semiconductor Equipment) (b)         14,755         363
Draka Holding N.V. (Electrical
   Components & Equipment)                3,751         121
Heineken N.V. (Brewers)                   9,544         554
Hunter Douglas N.V.
   (Home Furnishings)                     2,485         168


                                                    VALUE
                                        SHARES      (000)
                                        -------   ----------
NETHERLANDS--(CONTINUED)
ING Groep N.V. (Other
   Diversified Financial Services)       59,875   $   2,242
OCE N.V. (Office Electronics) (d)         4,164          71
Unilever N.V. (Packaged
   Foods & Meats) (d)                    21,849         734
Wolters Kluwer N.V.
   (Publishing)                          13,471         357
                                                  ---------
                                                      4,610
                                                  ---------

NEW ZEALAND--0.1%
Fletcher Building Ltd.
   (Construction Materials) (d)          14,766          97
                                                  ---------

NORWAY--0.1%
Cermaq ASA (Agricultural
   Products) (d)                          1,500          19
Petroleum Geo-Services ASA
   (Oil & Gas Equipment &
   Services)                              2,750          68
                                                  ---------
                                                         87
                                                  ---------

RUSSIA--1.1%
LUKOIL Sponsored ADR
   (Integrated Oil & Gas)                 8,995         769
Novolipetsk Steel GDR
   Registered Shares (Steel)              3,310         136
VTB Bank OJSC Sponsored
   GDR (Regional Banks) (b)              23,595         169
                                                  ---------
                                                      1,074
                                                  ---------

SINGAPORE--0.9%
CapitaLand Ltd. (Real Estate
   Management & Development)             63,000         291
Golden Agri-Resources Ltd.
   (Agricultural Products)              138,000         100
Jardine Cycle & Carriage Ltd.
   (Distributors)                        30,000         426
L.C. Development Ltd.
   (Real Estate Management &
   Development)                          29,000           5
Rotary Engineering Ltd.
   (Construction & Engineering)          44,000          28
Seagate Technology (Computer
   Storage & Peripherals)                 3,160          66
Swiber Holdings Ltd. (Oil &
   Gas Equipment & Services) (b)         17,000          31
                                                  ---------
                                                        947
                                                  ---------

SOUTH KOREA--0.3%
KT Corp. (Integrated
   Telecommunication Services)            5,800         275
                                                  ---------

SPAIN--1.0%
Banco Santander SA
   (Diversified Banks)                   15,548         310
Telefonica SA (Integrated
   Telecommunication Services)           23,700         681
                                                  ---------
                                                        991
                                                  ---------

SWEDEN--0.6%
Autoliv, Inc. (Auto Parts &
   Equipment)                               890          45


                                                    VALUE
                                        SHARES      (000)
                                        -------   ----------
SWEDEN--(CONTINUED)
JM AB (Construction &
   Engineering)                           3,200   $      75
Skanska AB Class B
   (Construction & Engineering)          14,175         284
Telefonaktiebolaget LM
   Ericsson Class B
   (Communications
   Equipment) (d)                       105,717         207
                                                  ---------
                                                        611
                                                  ---------

SWITZERLAND--3.5%
Credit Suisse Group
   Registered Shares
   (Diversified Capital Markets)         10,217         520
Forbo Holding AG Registered
   Shares (Home Furnishings) (b)             30          16
Galenica AG Registered Shares
   (Health Care Distributors)               474         157
Holcim Ltd. Registered Shares
   (Construction Materials)               3,300         347
Meyer Burger Technology AG
   (Industrial Machinery) (b)               149          46
Roche Holding AG Registered
   Shares (Pharmaceuticals)               4,284         806
Swatch Group AG (The) (Apparel,
   Accessories & Luxury Goods)              350          93
Zurich Financial Services AG
   Registered Shares
   (Multi-line Insurance)                 4,867       1,533
                                                  ---------
                                                      3,518
                                                  ---------

TAIWAN--0.3%
Chunghwa Telecom Co., Ltd.
   (Integrated Telecommunication
   Services)                              1,675           4
Taiwan Semiconductor
   Manufacturing Co. Ltd.
   Sponsored ADR
   (Semiconductors)                      30,259         311
                                                  ---------
                                                        315
                                                  ---------

THAILAND--0.0%
IRPC PCL (Fertilizers &
   Agricultural Chemicals)              196,600          36
                                                  ---------

TURKEY--0.1%
Sekerbank T.A.S.
   (Regional Banks) (b)                   6,629          13
Tupras-Turkiye Petro
   Rafinerileri A.S. (Oil & Gas
   Refining & Marketing)                  6,335         140
                                                  ---------
                                                        153
                                                  ---------

UNITED KINGDOM--11.8%
3i Group plc (Asset
   Management & Custody
   Banks)                                27,971         461
Antofagasta plc (Diversified
   Metals & Mining)                      93,261       1,297
AstraZeneca plc
   (Pharmaceuticals)                     27,426       1,025
Aveva Group plc
   (Application Software)                 1,271          29

                        See Notes to Financial Statements

                       PHOENIX WORLDWIDE STRATEGIES FUND

                                                       VALUE
                                          SHARES       (000)
                                         ---------   ----------
UNITED KINGDOM--(CONTINUED)
Aviva plc (Multi-line Insurance)            24,270   $      297
BAE Systems plc (Aerospace &
   Defense)                                 29,710          286
Barclays plc (Diversified Banks)            36,550          329
BP plc (Integrated Oil & Gas)               33,345          339
British American Tobacco plc
   (Tobacco)                                11,675          438
British Sky Broadcasting Group
   plc (Broadcasting & Cable TV)            38,700          427
BT Group plc (Integrated
   Telecommunication Services)             119,127          514
Character Group plc (The)
   (Leisure Products)                        2,889            6
CSR plc (Semiconductors) (b)(d)                751            5
easyJet plc (Airlines) (b)                  19,400          143
GlaxoSmithKline plc
   (Pharmaceuticals)                        29,400          622
IG Group Holdings plc
   (Investment Banking &
   Brokerage)                               16,716          109
Johnson Matthey plc
   (Specialty Chemicals)                     6,326          252
Keller Group plc (Construction &
   Engineering)                                759           10
Legal & General Group plc
   (Life & Health Insurance)               172,300          432
Micro Focus International plc
   (Application Software)                    3,289           12
National Grid plc (Multi-Utilities)         28,212          387
NETeller plc (Education
   Services) (b)                            13,617           15
Next plc (Department Stores)                   912           21
Petrofac Ltd. (Oil & Gas
   Equipment & Services)                     7,392           82
Reckitt Benckiser Group plc
   (Household Products)                        715           40
Rio Tinto plc (Diversified
   Metals & Mining)                          4,746          493
Rolls-Royce Group plc
   (Aerospace & Defense) (b)                42,477          340
Rolls-Royce Group plc
   Class B (Aerospace &
   Defense)                              3,805,939            8
Royal Bank of Scotland
   Group plc (Diversified
   Banks)                                   19,584          131

                                                       VALUE
                                          SHARES       (000)
                                         ---------   ----------
UNITED KINGDOM--(CONTINUED)
Royal Dutch Shell plc Class A
   (Integrated Oil & Gas)(d)                55,892   $    1,929
Royal Dutch Shell plc Class A
   (Integrated Oil & Gas) (d)(g)            11,460          395
Smiths Group plc (Industrial
   Conglomerates)                           13,980          261
Tanfield Group plc
   (Construction & Farm
   Machinery & Heavy Trucks) (b)            11,893           23
Thomas Cook Group plc
   (Hotels, Resorts & Cruise Lines)         32,906          189
THUS Group plc (Alternative
   Carriers) (b)                            11,186           26
Vodafone Group plc (Wireless
   Telecommunication Services)             167,925          503
Wolseley plc (Trading
   Companies & Distributors                  9,874          104
                                                     ----------
                                                         11,980
                                                     ----------

UNITED STATES--0.4%
Accenture Ltd. Class A (IT
   Consulting & Other Services)              4,890          172
ACE Ltd. (Property & Casualty
   Insurance)                                1,190           65
Herbalife Ltd. (Personal
   Products)                                 1,720           82
Ingersoll-Rand Co. Ltd. Class A
   (Industrial Machinery)                      720           32
Nova Chemicals Corp.
   (Commodity Chemicals)                       900           22
XL Capital Ltd. Class A (Property &
   Casualty Insurance)                       1,640           48
                                                     ----------
                                                            421
---------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $66,370)                                71,132
---------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $93,164)                               100,208
---------------------------------------------------------------

                                                       VALUE
                                          SHARES       (000)
                                         ---------   ----------
SHORT-TERM INVESTMENTS--10.3%

MONEY MARKET MUTUAL FUNDS(e)--9.7%
State Street Navigator Prime Plus
   (3.182% seven-day
   effective yield)                      9,824,252   $    9,824

                                            PAR
                                           VALUE
                                           (000)
                                         ---------
FEDERAL AGENCY SECURITIES(i)--0.2%

FHLB 2.02% due 4/2/08                    $     190          190

COMMERCIAL PAPER(i)--0.4%
Cintas Corp.
   2.850% due 4/1/08                           490          490
---------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $ 10,504)                               10,504
---------------------------------------------------------------

TOTAL INVESTMENTS--108.9%
(IDENTIFIED COST $103,668)                              110,712(a)

Other assets and liabilities, net--(8.9)%                (9,050)
                                                      ---------
NET ASSETS--100.0%                                    $ 101,662
                                                      =========

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,891 and gross depreciation of $8,130 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $103,951.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)   All or a portion of security is on loan.
(e) Represents security purchased with cash collateral received for securities on loan.
(f) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2008, this security amounted to a value of $229 (reported in 000s) or 0.2% of net assets.
(g)   Shares traded on Amsterdam Exchange.
(h)   Amount is less than $500.
(i)   The rate shown is the discount rate.

                        See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2008
                                   (UNAUDITED)

(Reported in thousands except per share amounts)

                                                                                    ALTERNATIVE FUNDS
                                                                 --------------------------------------------------------
                                                                     GLOBAL         INTERNATIONAL REAL     MARKET NEUTRAL
                                                                 UTILITIES FUND   ESTATE SECURITIES FUND       FUND
                                                                 --------------   ----------------------   --------------
ASSETS
 Investment in securities at value + .........................     $  61,150           $  11,168             $  93,488
 Investment in affiliated funds at value (T) .................            --                  --                    --
 Investment in non-affiliated funds at value (S) .............            --                  --                    --
 Foreign currency at value * .................................            54                 100                    --
 Cash ........................................................             4                 214                     3
 Deposits with broker for securities sold short ..............            --                  --                82,040
 Receivables
 Investment securities sold ..................................            --                  63                 4,371
    Fund shares sold .........................................           416                  --                   804
    Receivable from adviser ..................................            --                   2                    --
    Dividends ................................................            80                  50                    97
    Interest .................................................            --                  --                    66
    Tax reclaims .............................................             9                   1                    --
 Prepaid expenses ............................................            21                  34                    17
 Other assets ................................................             1                  --                     9
                                                                   ---------           ---------             ---------
      Total assets ...........................................        61,735              11,632               180,895
                                                                   ---------           ---------             ---------

LIABILITIES
 Cash overdraft ..............................................            --                  --                    --
 Securities sold short at value (D) ..........................            --                  --                82,871
 Payables Fund shares repurchased ............................            17                   6                    42
    Investment securities purchased ..........................            13                  52                 3,092
    Investment advisory fee ..................................            28                  --                   106
    Dividends on short sales .................................            --                  --                   179
    Administration fee .......................................             4                   1                     5
    Transfer agent fee .......................................             3                   3                    12
    Trustees' fee ............................................             1                  --(1)                  1
    Distribution and service fees ............................            14                   3                    25
    Dividend distributions ...................................            --                  --                    --
    Professional fee .........................................            22                   9                    26
    Trustee deferred compensation plan .......................             1                  --                     9
    Other accrued expenses ...................................             5                   8                     1
                                                                   ---------           ---------             ---------
      Total liabilities ......................................           108                  82                86,369
                                                                   ---------           ---------             ---------
NET ASSETS ...................................................     $  61,627           $  11,550             $  94,526
                                                                   =========           =========             =========

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest ............     $  58,537           $  13,118             $ 121,271
 Undistributed net investment income (loss) ..................           (11)                (72)                   40
 Accumulated net realized gain (loss) ........................         1,673                 (95)              (26,334)
 Net unrealized appreciation (depreciation) on investments ...         1,428              (1,401)               (1,639)
 Net unrealized appreciation (depreciation) on securities
   sold short ................................................            --                  --                 1,188
                                                                   ---------           ---------             ---------
NET ASSETS ...................................................     $  61,627           $  11,550             $  94,526
                                                                   =========           =========             =========
CLASS A: Net asset value per share (Net assets/shares
   outstanding) ..............................................     $   12.73           $    8.67             $   10.25
                                                                   ---------           ---------             ---------
    Maximum offering price per share (F) .....................     $   13.51           $    9.20             $   10.88
                                                                   ---------           ---------             ---------
    Shares of beneficial interest outstanding, unlimited .....         4,658               1,297                 8,445
                                                                   ---------           ---------             ---------
    Net Assets ...............................................     $  59,304           $  11,242             $  86,600
                                                                   ---------           ---------             ---------
CLASS B: Net asset value (Net assets/shares outstanding) and
   offering price per share ..................................            --                  --             $    9.93
                                                                   ---------           ---------             ---------
    Shares of beneficial interest outstanding, unlimited
       authorization .........................................            --                  --                   204
                                                                   ---------           ---------             ---------
    Net Assets ...............................................            --                  --             $   2,025
                                                                   ---------           ---------             ---------
CLASS C: Net asset value (Net assets/shares outstanding) and
   offering price per share ..................................     $   12.70           $    8.65             $    9.89
                                                                   ---------           ---------             ---------
    Shares of beneficial interest outstanding, unlimited
       authorization .........................................           183                  25                   597
                                                                   ---------           ---------             ---------
    Net Assets ...............................................     $   2,323           $     220             $   5,901
                                                                   ---------           ---------             ---------
CLASS I: Net asset value (Net assets/shares outstanding) and
   offering price per share ..................................            --           $    8.67                    --
                                                                   ---------           ---------             ---------
    Shares of beneficial interest outstanding, unlimited
       authorization .........................................            --                  10                    --
                                                                   ---------           ---------             ---------
    Net Assets ...............................................            --           $      88                    --
                                                                   ---------           ---------             ---------
  + Investment in securities at cost .........................     $  59,732           $  12,569             $  95,129
 (T)Investment in affiliated funds at cost ...................            --                  --                    --
 (S)Investment in non-affiliated funds at cost ...............            --                  --                    --
  * Foreign currency at cost .................................     $      52           $     100                    --
 (D)Proceeds from securities sold short ......................            --                  --             $  84,055
 (F)Maximum offering price per share represents NAV/(1-4.75%)
    for Fixed Income Funds, and NAV/(1-5.75%) for Alternative
    Funds and Fund of Funds.
 (1)Amount is less than $500.

                        See Notes to Financial Statements

                              FUNDS OF FUNDS                                  FIXED INCOME FUNDS
 ----------------------------------------------------------------------   --------------------------
   DIVERSIFIER    WEALTH ACCUMULATOR   WEALTH BUILDER   WEALTH GUARDIAN                CA TAX-EXEMPT
    PHOLIO(SM)        PHOLIO(SM)         PHOLIO(SM)        PHOLIO(SM)      BOND FUND      BOND FUND
 --------------   ------------------   --------------   ---------------   ----------   -------------

  $   1,185         $      --            $     265         $      --      $  75,822     $  67,298
    133,906            12,344              112,919            54,115             --            --
    107,251                --                   --                --             --            --
         --                --                   --                --             --            --
        162                37                    3               222             99             9
         --                --                   --                --             --            --

         --                --                   --               229          1,689            --
      3,006                 9                  104                43             17             6
         24                 8                   21                11             --            --
        158                --                   25                21             --            --
         --                --                   --                --            631           933
         --                --                   --                --             --            --
         36                20                   22                21             27            19
         --(1)             --(1)                 8                 4              6             5
  ---------         ---------            ---------         ---------      ---------     ---------
    245,728            12,418              113,367            54,666         78,291        68,270
  ---------         ---------            ---------         ---------      ---------     ---------

         --                --                   --                --             --            --
         --                --                   --                --             --            --

        244                 6                  162               231          4,310             1
      2,727                --                   25                24          1,578            --
         --                --                   --                --             45            16
         --                --                   --                --             --            --
         15                 1                    8                 4              6             5
         40                 3                   25                 8              7             4
          2                --(1)                 1                 1              1             1
         75                 3                   40                17             12             8
         --                --                   --                --             --           110
         25                16                   20                18             60            22
         --(1)             --(1)                 8                 4              6             5
         11                 2                   15                 7             58             4
  ---------         ---------            ---------         ---------      ---------     ---------
      3,139                31                  304               314          6,083           176
  ---------         ---------            ---------         ---------      ---------     ---------
  $ 242,589         $  12,387            $ 113,063         $  54,352      $  72,208     $  68,094
  =========         =========            =========         =========      =========     =========

  $ 238,744         $  12,897            $ 108,622         $  53,666      $  73,926     $  66,808
        520              (141)                (899)             (228)           (52)           60
     (1,987)              175                1,755               284         (1,256)         (143)
      5,312              (544)               3,585               630           (410)        1,369
         --                --                   --                --             --            --
  ---------         ---------            ---------         ---------      ---------     ---------
  $ 242,589         $  12,387            $ 113,063         $  54,352      $  72,208     $  68,094
  =========         =========            =========         =========      =========     =========
  $   11.60         $   10.81            $   11.26         $   10.88      $   10.27     $   11.95
  ---------         ---------            ---------         ---------      ---------     ---------
  $   12.31         $   11.47            $   11.95         $   11.54      $   10.78     $   12.55
  ---------         ---------            ---------         ---------      ---------     ---------
     13,452               778                4,450             2,496          2,730         3,161
  ---------         ---------            ---------         ---------      ---------     ---------
  $ 156,091         $   8,412            $  50,110         $  27,173      $  28,037     $  37,767
  ---------         ---------            ---------         ---------      ---------     ---------
         --                --                   --                --      $   10.07            --
  ---------         ---------            ---------         ---------      ---------     ---------
         --                --                   --                --            446            --
  ---------         ---------            ---------         ---------      ---------     ---------
         --                --                   --                --      $   4,485            --
  ---------         ---------            ---------         ---------      ---------     ---------
  $   11.49         $   10.71            $   11.18         $   10.85      $   10.09            --
  ---------         ---------            ---------         ---------      ---------     ---------
      7,529               371                5,629             2,505            265            --
  ---------         ---------            ---------         ---------      ---------     ---------
  $  86,498         $   3,975            $  62,953         $  27,179      $   2,673            --
  ---------         ---------            ---------         ---------      ---------     ---------
         --                --                   --                --      $   10.38     $   11.94
  ---------         ---------            ---------         ---------      ---------     ---------
         --                --                   --                --          3,567         2,540
  ---------         ---------            ---------         ---------      ---------     ---------
         --                --                   --                --      $  37,013     $  30,327
  ---------         ---------            ---------         ---------      ---------     ---------
  $   1,185                --            $     265                --      $  76,232     $  65,929
  $ 138,724         $  12,888                   --         $  53,485             --            --
  $  97,121                --            $ 109,334                --             --            --
         --                --                   --                --             --            --
         --                --                   --                --             --            --

                       See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                 MARCH 31, 2008
                                   (UNAUDITED)

(Reported in thousands except per share amounts)

                                                                                              FIXED INCOME FUNDS
                                                                                            -----------------------
                                                                                              CORE          HIGH
                                                                                            BOND FUND    YIELD FUND
                                                                                            ---------    ----------
ASSETS
 Investment in securities at value + @ .................................................     $  64,783    $ 108,931
Foreign currency at value * ............................................................            --           --
Cash ...................................................................................            22           84
Receivables Investment securities sold .................................................             1        1,482
         Fund shares sold ..............................................................             1           14
         Dividends .....................................................................            --           --
         Interest ......................................................................           471        2,547
         Tax reclaims ..................................................................            --           --
Unrealized appreciation on forward currency contracts ..................................            --           --
Prepaid expenses .......................................................................            24           25
Other assets ...........................................................................             5            9
                                                                                             ---------    ---------
           Total assets ................................................................        65,307      113,092
                                                                                             ---------    ---------

LIABILITIES
Cash overdraft .........................................................................            --           --
Securities sold short at value .........................................................            --           --
Payables Fund shares repurchased .......................................................            46          134
         Investment securities purchased ...............................................           810        1,865
         Upon return of securities loaned ..............................................            --           --
         Investment advisory fee .......................................................            12           61
         Administration fee ............................................................             5            8
         Transfer agent fee ............................................................            17           35
         Trustees' fee .................................................................             1            1
         Distribution and service fees .................................................            16           26
         Dividend distributions ........................................................            --           --
         Foreign capital gain taxes ....................................................            --           --
         Professional fee ..............................................................            21           25
         Trustee deferred compensation plan ............................................             5            9
Unrealized depreciation on forward currency contracts ..................................            --           --
                                                                                             ---------    ---------
Other accrued expenses .................................................................            11           27
                                                                                             ---------    ---------
           Total liabilities ...........................................................           944        2,191
                                                                                             ---------    ---------

NET ASSETS .............................................................................     $  64,363    $ 110,901
                                                                                             =========    =========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest .......................................     $  84,843    $ 314,400
Undistributed net investment income (loss) .............................................           (20)         (71)
Accumulated net realized gain (loss) ...................................................       (19,329)    (191,177)
Net unrealized appreciation (depreciation) on investments ..............................        (1,131)     (12,251)
                                                                                             ---------    ---------

NET ASSETS .............................................................................     $  64,363    $ 110,901
                                                                                             =========    =========
CLASS A: Net asset value per share (Net assets/shares outstanding) .....................     $    8.31    $    4.46
                                                                                             ---------    ---------
         Maximum offering price per share (F) ..........................................     $    8.72    $    4.68
                                                                                             ---------    ---------
         Shares of beneficial interest outstanding, unlimited authorization ............         7,371       24,121
                                                                                             ---------    ---------
         Net Assets ....................................................................     $  61,287    $ 107,506
                                                                                             ---------    ---------
CLASS B: Net asset value (Net assets/shares outstanding) and offering price per share...     $    8.25    $    4.39
                                                                                             ---------    ---------
         Shares of beneficial interest outstanding, unlimited authorization ............           184          399
                                                                                             ---------    ---------
         Net Assets ....................................................................     $   1,514    $   1,752
                                                                                             ---------    ---------
CLASS C: Net asset value (Net assets/shares outstanding) and offering price per share...     $    8.28    $    4.41
                                                                                             ---------    ---------
         Shares of beneficial interest outstanding, unlimited authorization ............           189          372
                                                                                             ---------    ---------
         Net Assets ....................................................................     $   1,562    $   1,643
                                                                                             ---------    ---------
CLASS I: Net asset value (Net assets/shares outstanding) and offering price per share...            --           --
                                                                                             ---------    ---------
         Shares of beneficial interest outstanding, unlimited authorization ............            --           --
                                                                                             ---------    ---------
         Net Assets ....................................................................            --           --
                                                                                             ---------    ---------
    + Investment in securities at cost                                                       $  65,914    $ 121,182
    * Foreign currency at cost                                                                      --           --
    @ Market value of securities on loan                                                            --           --
    (F) Maximum offering price per share represents NAV/(1-4.75%) for Fixed
        Income Funds, and NAV/(1-5.75%) for International Funds.
    (1) Amount is less than $500.

                        See Notes to Financial Statements

                    FIXED INCOME FUNDS                            INTERNATIONAL FUNDS
--------------------------------------------------------   ---------------------------------
                    MULTI-SECTOR FIXED   SENIOR FLOATING    INTERNATIONAL       WORLDWIDE
MONEY MARKET FUND      INCOME FUND          RATE FUND      STRATEGIES FUND   STRATEGIES FUND
-----------------   ------------------   ---------------   ---------------   ---------------

    $ 99,725             $134,683          $ 16,954           $ 83,838           $110,712
          --                   --                --                881                511
         354                1,171                37                  9                 --
          27                  124               617                 --                476
          10                  104                --                  9                 19
          --                    5                --                349                467
         260                2,675               113                 --                 --
          --                   --                --                 27                 49
          --                  115                --                 --                 --
          17                   23                41                 23                 30
           6                    9                --                  7                  7
    --------             --------          --------           --------           --------
     100,399              138,909            17,762             85,143            112,271
    --------             --------          --------           --------           --------

          --                   --                --                 --                349
          --                   --                --                 --                 --

         104                  315                --                 37                132
          --                1,757             2,732                126                112
          --                   --                --                 --              9,824
          34                   64                --                 60                 73
           3                   10                 1                  6                  7
          25                   27                 7                 20                 26
           1                    2                --(1)               1                  1
          --                   50                 3                 22                 25
           3                  270                --                 --                 --
          --                   --                --                  1                 --
          17                   25                 4                 21                 24
           6                    9                --                  7                  7
          --                   --                --                 --                  1
          20                   31                 4                 25                 28
    --------             --------          --------           --------           --------
         213                2,560             2,751                326             10,609
    --------             --------          --------           --------           --------
    $100,186             $136,349          $ 15,011           $ 84,817           $101,662
    ========             ========          ========           ========           ========

    $100,168             $173,948          $ 15,132           $ 78,560           $ 93,881
          13                1,041                (3)                53                200
           5              (29,915)              (32)              (100)               539
          --               (8,725)              (86)             6,304              7,042
    --------             --------          --------           --------           --------
    $100,186             $136,349          $ 15,011           $ 84,817           $101,662
    ========             ========          ========           ========           ========
    $   1.00             $  10.33          $   9.92           $  13.53           $   9.86
    --------             --------          --------           --------           --------
    $   1.00             $  10.85          $  10.53           $  14.36           $  10.46
    --------             --------          --------           --------           --------
     100,180               10,032             1,473              5,787              9,799
    --------             --------          --------           --------           --------
    $100,186             $103,587          $ 14,611           $ 78,280           $ 96,663
    --------             --------          --------           --------           --------
          --             $  10.31                --           $  12.37           $   8.88
    --------             --------          --------           --------           --------
          --                1,318                --                360                387
    --------             --------          --------           --------           --------
          --             $ 13,585                --           $  4,454           $  3,437
    --------             --------          --------           --------           --------
          --             $  10.37          $   9.92           $  12.33           $   8.85
    --------             --------          --------           --------           --------
          --                1,849                20                169                176
    --------             --------          --------           --------           --------
          --             $ 19,177          $    200           $  2,083           $  1,562
    --------             --------          --------           --------           --------
          --                   --          $   9.92                 --                 --
    --------             --------          --------           --------           --------
          --                   --                20                 --                 --
    --------             --------          --------           --------           --------
          --                   --          $    200                 --                 --
    --------             --------          --------           --------           --------
    $ 99,725             $143,535          $ 17,040           $ 77,540           $103,668
          --                   --                --           $    877           $    524
          --                   --                --                 --           $  9,388

                        See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                             STATEMENT OF OPERATIONS

(Reported in thousands)

                                                                                          ALTERNATIVE FUNDS
                                                                 -------------------------------------------------------------------
                                                                 GLOBAL UTILITIES            INTERNATIONAL              MARKET
                                                                      FUND           REAL ESTATE SECURITIES FUND     NEUTRAL FUND
                                                                 -----------------   ---------------------------   -----------------
                                                                 10/1/07 - 3/31/08         10/1/07 - 3/31/08       10/1/07 - 3/31/08
                                                                   (Unaudited)                (Unaudited)             (Unaudited)
                                                                 -----------------   ---------------------------   -----------------
INVESTMENT INCOME
   Dividends ................................................       $    905                $    203                   $    445
   Income distributions received from affiliated funds ......             --                      --                         --
   Income distributions received from non-affiliated funds ..             --                      --                         --
   Interest .................................................             22                       9                        935
   Security lending .........................................             --                      --                         --
   Foreign taxes withheld ...................................            (26)                    (27)                        --
                                                                    --------                --------                   --------

     Total investment income ................................            901                     185                      1,380
                                                                    --------                --------                   --------

EXPENSES
   Investment advisory fee ..................................            207                      52                        550
   Service fees, Class A ....................................             77                      13                         81
   Distribution and service fees, Class B ...................             --                      --                         11
   Distribution and service fees, Class C ...................             11                       1                         31
   Administration fee .......................................             27                       4                         29
   Transfer agent ...........................................             14                      10                         42
   Custodian ................................................             11                      12                         15
   Printing .................................................              6                       3                         17
   Professional .............................................             17                       9                         36
   Registration .............................................             10                      22                         18
   Trustees .................................................              2                      --(1)                       3
   Miscellaneous ............................................              4                       3                          6
                                                                    --------                --------                   --------

     Total expenses .........................................            386                     129                        839
   Dividends on short sales .................................             --                      --                        611
   Less expenses reimbursed by investment adviser ...........            (11)                    (51)                      (125)
   Custodian fees paid indirectly ...........................             --(1)                   --(1)                      (1)
                                                                    --------                --------                   --------

     Net expenses ...........................................            375                      78                      1,324
                                                                    --------                --------                   --------

   NET INVESTMENT INCOME (LOSS) .............................            526                     107                         56
                                                                    ========                ========                   ========

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ..................          1,713                     (99)                    (7,214)
   Net realized gain (loss) on investments from
     affiliated funds .......................................             --                      --                         --
   Net realized gain (loss) on investments from
     non-affiliated funds ...................................             --                      --                         --
   Net realized gain (loss) on securities sold short ........             --                      --                     12,252
   Net realized gain (loss) on foreign currency
     transactions ...........................................              9                       4                         (7)
   Capital gain distributions received from
     affiliated funds .......................................             --                      --                         --
   Net change in unrealized appreciation (depreciation)
     on investments .........................................         (4,208)                 (1,401)                    (4,026)
   Net change in unrealized appreciation(depreciation)
     on investments from non-affiliated funds ...............             --                      --                         --
   Net change in unrealized appreciation (depreciation)
     on investments from affiliated funds ...................             --                      --                         --
   Net change in unrealized appreciation (depreciation)
     on securities sold short ...............................             --                      --                     (1,806)
   Net change in unrealized appreciation (depreciation)
     on foreign currency translations .......................              9                      --(1)                       6
                                                                    --------                --------                   --------

   NET GAIN (LOSS) ON INVESTMENTS ...........................         (2,477)                 (1,496)                      (795)
                                                                    --------                --------                   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ................................................         (1,951)                 (1,389)                      (739)
                                                                    ========                ========                   ========

(1) Amount is less than $500.

                        See Notes to Financial Statements

                                       FUNDS OF FUNDS
---------------------------------------------------------------------------------------------
  DIVERSIFIER                WEALTH                     WEALTH                 WEALTH
  PHOLIO(SM)         ACCUMULATOR PHOLIO(SM)       BUILDER PHOLIO(SM)     GUARDIAN PHOLIO(SM)
-----------------    -----------------------      -------------------    --------------------
10/1/07 - 3/31/08       10/1/07 - 3/31/08          10/1/07 - 3/31/08      10/1/07 - 3/31/08
   (Unaudited)             (Unaudited)                (Unaudited)            (Unaudited)
-----------------    -----------------------      -------------------    --------------------

    $      --               $     --                 $      --                $     --
    ---------               --------                 ---------                --------
        1,564                     56                     1,129                     756

           21                      1                         6                       6
           --                     --                        --                      --
           --                     --                        --                      --
    ---------               --------                 ---------                --------
        1,585                     57                     1,135                     762
    ---------               --------                 ---------                --------

          102                      7                        62                      29
          116                     --                        --                      --
           --                     --                        --                      --
          287                     16                       263                     112
           85                      6                        53                      25
          142                     12                        90                      30
            6                      2                         8                       6
           17                      1                        14                       6
           21                     10                        15                      12
           23                     18                        23                      18
            8                      1                         6                       2
           10                      1                         7                       4
    ---------               --------                 ---------                --------
          817                     74                       541                     244
           --                     --                        --                      --
         (196)                   (38)                     (145)                    (66)
           (1)                    --(1)                     --                      --(1)
    ---------               --------                 ---------                --------
          620                     36                       396                     178
    ---------               --------                 ---------                --------
          965                     21                       739                     584
    =========               ========                 =========                ========

           --                     --                        --                      --
       (3,103)                   (62)                      487                      78
          949                     --                        --                      --
           --                     --                        --                      --
           --                     --                        --                      --
        2,722                    360                     2,871                     929

           --                     --                        --                      --

           --                     --                        --                      --

       (4,196)                (2,079)                  (16,742)                 (5,980)

           --                     --                        --                      --

           --                     --                        --                      --
    ---------               --------                 ---------                --------
       (3,628)                (1,781)                  (13,384)                 (4,973)
    ---------               --------                 ---------                --------
       (2,663)                (1,760)                  (12,645)                 (4,389)
    =========               ========                 =========                ========

                        See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                      STATEMENT OF OPERATIONS (CONTINUED)

(Reported in thousands)

                                                                                  FIXED INCOME FUNDS
                                                    ------------------------------------------------------------------------------
                                                                          CA TAX-EXEMPT         CORE BOND         HIGH YIELD
                                                          BOND FUND         BOND FUND              FUND             FUND
                                                    ------------------  -------------------  -----------------  ------------------
                                                     10/1/07 - 3/31/08  10/1/07 - 3/31/08    10/1/07 - 3/31/08  10/1/07 - 3/31/08
                                                       (Unaudited)         (Unaudited)         (Unaudited)        (Unaudited)
                                                    ------------------  -------------------  -----------------  ------------------
INVESTMENT INCOME
   Dividends .....................................  $                9  $                --  $              --  $               --
   Interest ......................................               2,250                1,575              1,779               5,089
   Security lending ..............................                  --                   --                  4                  76
   Foreign taxes withheld ........................                  --                   --                 --                  --
                                                    ------------------  -------------------  -----------------  ------------------
     Total investment income .....................               2,259                1,575              1,783               5,165
                                                    ------------------  -------------------  -----------------  ------------------
EXPENSES

   Investment advisory fee .......................                 210                  153                147                 389
   Service fees, Class A .........................                  36                   48                 78                 145
   Distribution and service fees, Class B ........                  22                   --                  8                  10
   Distribution and service fees, Class C ........                  11                   --                  7                   9
   Administration fee ............................                  36                   28                 27                  50
   Transfer agent ................................                  27                   16                 66                 136
   Custodian .....................................                  12                    7                 11                  11
   Printing ......................................                  52                    9                  9                  17
   Professional ..................................                  57                   17                 14                  18
   Registration ..................................                  29                   13                 13                  14
   Trustees ......................................                   4                    2                  3                   5
   Miscellaneous .................................                   5                    4                  4                   8
                                                    ------------------  -------------------  -----------------  ------------------
     Total expenses ..............................                 501                  297                387                 812
   Less expenses reimbursed by investment adviser.                  --                  (46)               (49)                 --
   Custodian fees paid indirectly ................                  (1)                  --(1)              --(1)               (1)
                                                    ------------------  -------------------  -----------------  ------------------
     Net expenses ................................                 500                  251                338                 811
                                                    ------------------  -------------------  -----------------  ------------------
   NET INVESTMENT INCOME (LOSS) ..................               1,759                1,324              1,445               4,354
                                                    ==================  ===================  =================  ==================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

   Net realized gain (loss) on investments .......                 694                    5                436              (4,560)
   Net realized gain (loss) on foreign currency
     transactions ................................                  --                   --                 --                  --
   Net change in unrealized appreciation
     (depreciation) on investments ...............                (181)                (863)              (454)             (6,257)
   Net change in unrealized appreciation
     (depreciation) on foreign currency
     translations ................................                  --                   --                 --                  --
                                                    ------------------  -------------------  -----------------  ------------------
   NET GAIN (LOSS) ON INVESTMENTS ................                 513                 (858)               (18)            (10,817)
                                                    ------------------  -------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS .................               2,272                  466              1,427              (6,463)
                                                    ==================  ===================  =================  ==================

(1)   Amount is less than $500.
(2)   Inception date of the Fund.

                        See Notes to Financial Statements

                         FIXED INCOME FUNDS                                           INTERNATIONAL FUNDS
----------------------------------------------------------------------      ---------------------------------------
  MONEY MARKET            MULTI-SECTOR FIXED        SENIOR FLOATING           INTERNATIONAL          WORLDWIDE
     FUND                     INCOME FUND              RATE FUND             STRATEGIES FUND      STRATEGIES FUND
-----------------         ------------------    ----------------------      ------------------    -----------------
10/1/07 - 3/31/08         10/1/07 - 3/31/08      1/31/08 (2)- 3/31/08        10/1/07 - 3/31/08    10/1/07 - 3/31/08
  (Unaudited)                (Unaudited)             (Unaudited)               (Unaudited)           (Unaudited)
-----------------         ------------------    ----------------------      ------------------    -----------------

$              --         $               55    $                   --      $              897    $          1,114
            2,132                      5,387                       152                       3                  12
               --                         --                        --                      --                  65
               --                         --                        --                     (52)                (51)
-----------------         ------------------    ----------------------      ------------------    ----------------
            2,132                      5,442                       152                     848               1,140
-----------------         ------------------    ----------------------      ------------------    ----------------

              193                        395                        14                     402                 478
               --                        137                         6                     108                 133
               --                         70                        --                      27                  21
               --                        100                        --(1)                   12                   9
               17                         60                         2                      39                  47
              108                         90                         7                      84                 109
               10                         21                         2                      54                  65
               13                         20                         2                       9                  11
               14                         18                         4                      14                  22
               11                         13                         4                      22                  23
                4                          6                        --(1)                    4                   5
                6                         11                         2                       6                   7
-----------------         ------------------    ----------------------      ------------------    ----------------
              376                        941                        43                     781                 930
               --                         --                       (14)                     --                  --
               --(1)                      (3)                       --(1)                   --                  --(1)
-----------------         ------------------    ----------------------      ------------------    ----------------
              376                        938                        29                     781                 930
-----------------         ------------------    ----------------------      ------------------    ----------------
            1,756                      4,504                       123                      67                 210
=================         ==================    ======================      ===================   ================

               10                        743                       (32)                  1,062               1,200
               --                         91                        --                      94                  40
               --                     (9,059)                      (86)                (15,772)            (17,071)
               --                        152                        --                     (22)                (20)
-----------------         ------------------    ----------------------      ------------------    ----------------
               10                     (8,073)                     (118)                (14,638)            (15,851)
-----------------         ------------------    ----------------------      ------------------    ----------------
            1,766                     (3,569)                        5                 (14,571)            (15,641)
=================         ==================    ======================      ===================   ================

                        See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                             ALTERNATIVE FUNDS
                                                                          ---------------------------------------------------
                                                                                           GLOBAL UTILITIES FUND
                                                                          ---------------------------------------------------
                                                                                10/1/07-
                                                                                3/31/08           5/1/07-          5/1/06-
                                                                              (UNAUDITED)         9/30/07          4/30/07
                                                                          ------------------    -----------    --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .....................................        $              526    $       800    $          986
Net realized gain (loss) .........................................                     1,722          2,318               803
Net change in unrealized appreciation (depreciation) .............                    (4,199)        (1,607)            6,717
                                                                          ------------------    -----------    --------------
Increase (decrease) in net assets resulting from operations ......                    (1,951)         1,511             8,506
                                                                          ------------------    -----------    --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ...................................                      (531)        (1,008)             (787)
Net investment income, Class B ...................................                        --             --                --
Net investment income, Class C ...................................                       (11)           (25)              (34)
Net investment income, Class I ...................................                        --             --                --
Net realized short-term gains, Class A ...........................                      (244)            --                --
Net realized short-term gains, Class B ...........................                        --             --                --
Net realized short-term gains, Class C ...........................                        (8)            --                --
Net realized short-term gains, Class I ...........................                        --             --                --
Net realized long-term gains, Class A ............................                    (2,038)          (605)               --
Net realized long-term gains, Class B ............................                        --             --                --
Net realized long-term gains, Class C ............................                       (66)           (18)               --
Net realized long-term gains, Class I ............................                        --             --                --
                                                                          ------------------    -----------    --------------
Decrease in net assets from distributions to shareholders ........                   (2,898)         (1,656)             (821)
                                                                          ------------------    -----------    --------------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ............                     6,050          6,904            29,555
Change in net assets from share transactions, Class B ............                        --             --                --
Change in net assets from share transactions, Class C ............                       524            184               312
Change in net assets from share transactions, Class I ............                        --             --                --
                                                                          ------------------    -----------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........                     6,574          7,088            29,867

NET INCREASE (DECREASE) IN NET ASSETS ............................                     1,725          6,943            37,552

NET ASSETS

Beginning of period ..............................................        $           59,902         52,959            15,407
                                                                          ------------------    -----------    --------------
END OF PERIOD ....................................................        $           61,627    $    59,902    $       52,959
                                                                          ==================    ===========    ==============
Undistributed net investment income (loss) .......................        $              (11)   $         5    $          233

                       See Notes to Financial Statements

                       ALTERNATIVE FUNDS                                         FUNDS OF FUNDS
------------------------------------------------------------------   --------------------------------------
INTERNATIONAL REAL ESTATE
   SECURITIES FUND                     MARKET NEUTRAL FUND                      DIVERSIFIER PHOLIO(SM)
------------------------    --------------------------------------   --------------------------------------
        10/1/07-              10/1/07-                                 10/1/07-
         3/31/08              3/31/08       11/1/06-     11/1/05-      3/31/08       8/1/07-      8/1/06-
       (UNAUDITED)          (UNAUDITED)     9/30/07      10/31/06    (UNAUDITED)     9/30/07      7/31/07
-------------------------   -----------   -----------   ----------   -----------   -----------   ----------


       $       107          $        56   $       858   $    1,146   $       965   $       396   $      951
               (95)               5,031        (6,287)      (8,251)          568        (2,124)         653
            (1,401)              (5,826)        1,847        1,724)       (4,196)       12,372       (2,914)
       -----------          -----------   -----------   ----------   -----------   -----------   ----------
            (1,389)                (739)       (3,582)      (8,829)       (2,663)       10,644       (1,310)
       -----------          -----------   -----------   ----------   -----------   -----------   ----------

              (175)                (914)       (1,038)          --          (648)          (59)        (716)
                --                  (20)          (55)          --            --            --           --
                (3)                 (51)         (194)          --          (178)          (37)        (294)
                (1)                  --            --           --            --            --           --
                --                   --            --           --            --           (65)          --
                --                   --            --           --            --            --           --
                --                   --            --           --            --           (41)          --
                --                   --            --           --            --            --           --
                --                   --            --           --            --          (510)          (2)
                --                   --            --           --            --            --           --
                --                   --            --           --            --          (324)          (2)
                --                   --            --           --            --            --           --
       -----------          -----------   -----------   ----------   -----------   -----------   ----------
              (179)                (985)       (1,287)          --          (826)       (1,036)      (1,014)
       -----------          -----------   -----------   ----------   -----------   -----------   ----------

            12,772               33,503       (30,541)     (15,950)       48,618         8,461       95,503
                --                 (576)       (1,465)      (3,098)           --            --           --
               245               (1,145)      (10,426)     (19,931)       19,497         3,995       60,907
               101                   --            --           --            --            --           --
            13,118               31,782       (42,432)     (38,979)       68,115        12,456      156,410

            11,550               30,058       (47,301)     (47,808)       64,626        22,064      154,086

                --               64,468       111,769      159,577       177,963       155,899        1,813
       -----------          -----------   -----------   ----------   -----------   -----------   ----------
       $    11,550          $    94,526   $    64,468   $  111,769   $   242,589   $   177,963   $  155,899
       -----------          -----------   -----------   ----------   -----------   -----------   ----------
       $       (72)         $        40   $       969   $    1,261   $       520   $       381   $      238

                       See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST

(Reported in thousands)

                                                                                     FUNDS OF FUNDS
                                                                          ---------------------------------------
                                                                                WEALTH ACCUMULATOR PHOLIO(SM)
                                                                          ---------------------------------------
                                                                            10/1/07-
                                                                            3/31/08         8/1/07-       8/1/06-
                                                                           (UNAUDITED)      9/30/07       7/31/07
                                                                          ------------    -----------    --------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS

Net investment income (loss) .....................................        $         21    $        (1)   $     51
Net realized gain (loss) .........................................                 298            (15)        371
Net change in unrealized appreciation (depreciation) .............              (2,079)           662         794
                                                                          ------------    -----------    --------
Increase (decrease) in net assets resulting from operations ......              (1,760)           646       1,216
                                                                          ------------    -----------    --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ...................................                (115)           (29)       (190)
Net investment income, Class B ...................................                  --             --          --
Net investment income, Class C ...................................                 (46)           (13)        (74)
Net investment income, Class I ...................................                  --             --          --
Net realized short-term gains, Class A ...........................                  --             --          --
Net realized short-term gains, Class B ...........................                  --             --          --
Net realized short-term gains, Class C ...........................                  --             --          --
Net realized short-term gains, Class I ...........................                  --             --          --
Net realized long-term gains, Class A ............................                 (49)           (97)        (16)
Net realized long-term gains, Class B ............................                  --             --          --
Net realized long-term gains, Class C ............................                 (24)           (46)         (9)
Net realized long-term gains, Class I ............................                  --             --          --
                                                                          ------------    -----------    --------
Decrease in net assets from distributions to shareholders ........                (234)          (185)       (289)
                                                                          ------------    -----------    --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ............                  99            519       5,061
Change in net assets from share transactions, Class B ............                  --             --          --
Change in net assets from share transactions, Class C ............                 157            522       1,048
Change in net assets from share transactions, Class I ............                  --             --          --
                                                                          ------------    -----------    --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........                 256          1,041       6,109

NET INCREASE (DECREASE) IN NET ASSETS ............................              (1,738)         1,502       7,036

NET ASSETS
Beginning of period ..............................................              14,125         12,623       5,587
                                                                          ------------    -----------    --------
END OF PERIOD ....................................................        $     12,387    $    14,125    $ 12,623
                                                                          ============    ===========    ========
Undistributed net investment income (loss) .......................        $       (141)   $        (1)   $     40

                       See Notes to Financial Statements

                                   FUNDS OF FUNDS
--------------------------------------------------------------------------------------
        WEALTH BUILDER PHOLIO(SM)                    WEALTH GUARDIAN PHOLIO(SM)
--------------------------------------------    --------------------------------------
   10/1/07-                                      10/1/07-
   3/31/08         8/1/07-         8/1/06-        3/31/08       8/1/07-     8/1/06-
 (UNAUDITED)       9/30/07         7/31/07      (UNAUDITED)     9/30/07     7/31/07
------------    ------------    ------------    -----------    ---------   -----------


$        739    $         64    $      1,472    $     584      $      77   $     1,131
       3,358             496           8,897        1,007             55         2,890
     (16,742)          4,880           6,637       (5,980)         1,941         2,333
------------    ------------    ------------    ---------      ---------   -----------
     (12,645)          5,440          17,006       (4,389)         2,073         6,354
------------    ------------    ------------    ---------      ---------   -----------

        (842)           (109)         (1,832)        (482)          (115)         (975)
          --              --              --           --             --            --
        (850)           (145)         (1,955)        (402)          (126)         (930)
          --              --              --           --            --             --
         (98)           (135)           (200)         (27)           (62)         (124)
          --              --              --           --             --            --
        (127)           (179)           (277)         (28)           (68)         (157)
          --              --              --           --             --            --
        (671)         (2,561)           (757)        (228)          (845)         (264)
          --              --              --           --             --            --
        (864)         (3,404)         (1,048)        (237)          (924)         (334)
          --              --              --           --             --            --
------------    ------------    ------------    ---------      ---------   -----------
      (3,452)         (6,533)         (6,069)      (1,404)        (2,140)       (2,784)
------------    ------------    ------------    ---------      ---------   -----------

      (1,519)          2,233             549          293            454         2,999
          --              --              --           --             --            --
      (5,165)          1,798          (5,504)      (2,210)            85        (3,524)
          --              --              --           --             --            --
      (6,684)          4,031          (4,955)      (1,917)           539          (525)
------------    ------------    ------------    ---------      ---------   -----------
     (22,781)          2,938           5,982       (7,710)           472         3,045

     135,844         132,906         126,924       62,062         61,590        58,545
------------    ------------    ------------    ---------      ---------   -----------
$    113,063    $    135,844    $    132,906    $  54,352      $  62,062   $    61,590
============    ============    ============    =========      =========   ============
$       (899)   $         54    $        243    $    (228)     $      72   $       234

                       See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST

(Reported in thousands)

                                                                         FIXED INCOME FUNDS
                                                                     --------------------------
                                                                              BOND FUND
                                                                     --------------------------
                                                                      10/1/07-
                                                                       3/31/08          0/1/06-
                                                                     (UNAUDITED)        9/30/07
                                                                     -----------       --------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .................................       $     1,759       $  4,006
Net realized gain (loss) .....................................               694            465
Net change in unrealized appreciation (depreciation) .........              (181)          (785)
                                                                     -----------       --------
Increase (decrease) in net assets resulting from operations ..             2,272          3,686
                                                                     -----------       --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ...............................              (609)        (1,223)
Net investment income, Class B ...............................               (77)          (185)
Net investment income, Class C ...............................               (39)           (54)
Net investment income, Class I ...............................            (1,078)        (2,660)
Net realized short-term gains, Class A  ......................                --             --
Net realized short-term gains, Class B .......................                --             --
Net realized short-term gains, Class C .......................                --             --
Net realized short-term gains, Class I .......................                --             --
Net realized long-term gains, Class A ........................                --             --
Net realized long-term gains, Class B ........................                --             --
Net realized long-term gains, Class C ........................                --             --
Net realized long-term gains, Class I.........................                --             --
                                                                     -----------       --------
Decrease in net assets from distributions to shareholders ....            (1,803)        (4,122)
                                                                     -----------       --------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ........            (1,204)         1,184
Change in net assets from share transactions, Class B ........               172         (1,137)
Change in net assets from share transactions, Class C ........             1,128            140
Change in net assets from share transactions, Class I ........           (15,306)       (10,840)
                                                                     -----------       --------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....           (15,210)       (10,653)

NET INCREASE (DECREASE) IN NET ASSETS ........................           (14,741)       (11,089)

NET ASSETS
Beginning of period ..........................................            86,949         98,038
                                                                     -----------       --------
END OF PERIOD ................................................       $    72,208       $ 86,949
                                                                     ===========       ========
Undistributed net investment income (loss) ...................       $       (52)      $     (8)

                       See Notes to Financial Statements

                                  FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------
           CA TAX-EXEMPT BOND FUND                          CORE BOND FUND
------------------------------------------   --------------------------------------------
   10/1/07-                                    10/1/07-
   3/31/08           5/1/07-      5/1/06-      3/31/08         11/1/06-        11/1/05-
 (UNAUDITED)         9/30/07      4/30/07     (UNAUDITED)      9/30/07         10/31/06
----------------   ----------   ----------   ------------    ------------   -------------


$          1,324   $    1,108   $    2,344   $      1,445    $      2,683   $       3,203
               5         (147)         608            436           1,461            (549)
            (863)        (833)         (36)          (454)           (500)            537
----------------   ----------   ----------   ------------    ------------   -------------
             466          128        2,916          1,427           3,644           3,191
----------------   ----------   ----------   ------------    ------------   -------------
            (717)        (604)      (1,690)        (1,429)         (2,823)         (3,378)
              --           --           (1)           (30)            (60)            (88)
              --           --           --            (26)            (47)            (53)
            (581)        (462)        (698)            --              --              --
              --           --           --             --              --              --
              --           --           --             --              --              --
              --           --           --             --              --              --
              --           --           --             --              --              --
              --          (42)        (374)            --              --              --
              --           --           --             --              --              --
              --           --           --             --              --              --
              --          (29)        (258)            --              --              --
----------------   ----------   ----------   ------------    ------------   -------------
          (1,298)      (1,137)      (3,021)        (1,485)         (2,930)         (3,519)
----------------   ----------   ----------   ------------    ------------   -------------
            (894)      (2,553)      (4,211)        (1,831)         (4,913)        (10,189)
              --           --         (156)           (89)           (161)           (616)
              --           --           --            347             (87)             31
           2,449         (262)      29,299             --              --              --
----------------   ----------   ----------   ------------    ------------   -------------
           1,555       (2,815)      24,932         (1,573)         (5,161)        (10,774)

             723       (3,824)      24,827         (1,631)         (4,447)        (11,102)

          67,371       71,195       46,368         65,994          70,441          81,543
----------------   ----------   ----------   ------------    ------------   -------------
$         68,094   $   67,371   $   71,195   $     64,363    $     65,994   $      70,441
================   ==========   ==========   ============    ============   =============
$             60   $       34   $      (11)  $        (20)   $         20   $          79

                       See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                           FIXED INCOME FUNDS
                                                                  -----------------------------------
                                                                             HIGH YIELD FUND
                                                                  -----------------------------------
                                                                    10/1/07-
                                                                    3/31/08     11/1/06-     11/1/05-
                                                                  (UNAUDITED)   9/30/07      10/31/06
                                                                  -----------  ---------    ---------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .................................    $   4,354    $   8,193    $   9,135
Net realized gain (loss) .....................................       (4,560)       2,695          664
Net change in unrealized appreciation (depreciation)..........       (6,257)      (2,873)       1,043
                                                                  ---------    ---------    ---------
Increase (decrease) in net assets resulting from operations...       (6,463)       8,015       10,842
                                                                  ---------    ---------    ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ...............................       (4,424)      (8,219)      (9,234)
Net investment income, Class B ...............................          (72)        (198)        (334)
Net investment income, Class C ...............................          (64)        (109)         (83)
Net investment income, Class I ...............................           --           --           --
Net realized short-term gains, Class A .......................           --           --           --
Net realized short-term gains, Class B .......................           --           --           --
Net realized short-term gains, Class C .......................           --           --           --
Net realized long-term gains, Class A ........................           --           --           --
Net realized long-term gains, Class B ........................           --           --           --
Net realized long-term gains, Class C ........................           --           --           --
                                                                  ---------    ---------    ---------
Decrease in net assets from distributions to shareholders ....       (4,560)      (8,526)      (9,651)
                                                                  ---------    ---------    ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A.........       (7,031)      (6,709)     (12,773)
Change in net assets from share transactions, Class B.........         (656)      (2,005)      (3,252)
Change in net assets from share transactions, Class C.........         (267)         515         (187)
Change in net assets from share transactions, Class I.........           --           --           --
                                                                  ---------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS.....       (7,954)      (8,199)     (16,212)
                                                                  ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS ........................      (18,977)      (8,710)     (15,021)
                                                                  ---------    ---------    ---------

NET ASSETS
Beginning of period ..........................................      129,878      138,588      153,609
                                                                  ---------    ---------    ---------
END OF PERIOD ................................................    $ 110,901    $ 129,878    $ 138,588
                                                                  =========    =========    =========
Undistributed net investment income (loss) ...................    $     (71)   $     135    $     (43)

                       See Notes to Financial Statements

                                            FIXED INCOME FUNDS
----------------------------------------------------------------------------------------------------------
          MONEY MARKET FUND                 MULTI-SECTOR FIXED INCOME FUND       SENIOR FLOATING RATE FUND
------------------------------------     -----------------------------------     -------------------------
  10/1/07-                                 10/1/07-                                       1/31/08-
  3/31/08      11/1/06-     11/1/05-       3/31/08      11/1/06-    11/1/05-              3/31/08
(UNAUDITED)    9/30/07      10/31/06     (UNAUDITED)    9/30/07     10/31/06            (UNAUDITED)
-----------   ----------   ---------     -----------   ---------    --------     -------------------------


$   1,756     $   3,894    $   4,045     $   4,504     $   7,414    $   7,847             $    123
       10            (5)          --           834           988          467                  (32)
       --            --           --        (8,907)       (1,394)       2,318                  (86)
---------     ---------    ---------     ---------     ---------    ---------             --------
    1,766         3,889        4,045        (3,569)        7,008       10,632                    5
---------     ---------    ---------     ---------     ---------    ---------             --------

   (1,755)       (3,894)      (4,045)       (3,193)       (5,563)      (5,923)                (123)
       --            --           --          (357)         (581)        (665)                  --
       --            --           --          (507)         (815)        (705)                  (1)
       --            --           --            --            --           --                   (2)
---------     ---------    ---------     ---------     ---------    ---------             --------
   (1,755)       (3,894)      (4,045)       (4,057)       (6,959)      (7,293)                (126)
---------     ---------    ---------     ---------     ---------    ---------             --------

    3,356        (2,955)     (11,616)       (4,056)           22       (3,125)              14,729
       --            --           --           129            51       (3,087)                  --
       --            --           --          (438)        3,486        1,666                  201
       --            --           --            --            --           --                  202
---------     ---------    ---------     ---------     ---------    ---------             --------
    3,356        (2,955)     (11,616)       (4,365)        3,559       (4,546)              15,132
---------     ---------    ---------     ---------     ---------    ---------             --------
    3,367        (2,960)     (11,616)      (11,991)        3,608       (1,207)              15,011
---------     ---------    ---------     ---------     ---------    ---------             --------

   96,819        99,779      111,395       148,340       144,732      145,939                   --
---------     ---------    ---------     ---------     ---------    ---------             --------
$ 100,186     $  96,819    $  99,779     $ 136,349     $ 148,340    $ 144,732             $ 15,011
=========     =========    =========     =========     =========    =========             ========
$      13     $      12    $      --     $   1,041     $     594    $       8             $     (3)

                       See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                          INTERNATIONAL FUNDS
                                                                   ------------------------------------
                                                                      INTERNATIONAL STRATEGIES FUND
                                                                   ------------------------------------
                                                                    10/1/07-
                                                                    3/31/08      12/1/06-    12/1/05-
                                                                   (UNAUDITED)   9/30/07     11/30/06
                                                                   -----------  ----------   ---------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)....................................   $      67    $     971    $     963
Net realized gain (loss) .......................................       1,156       10,843        7,464
Net change in unrealized appreciation (depreciation)............     (15,794)       3,613       12,623
                                                                   ---------    ---------    ---------
Increase (decrease) in net assets resulting from operations.....     (14,571)      15,427       21,050
                                                                   ---------    ---------    ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A .................................        (588)      (1,186)      (1,090)
Net investment income, Class B .................................         (30)         (53)         (32)
Net investment income, Class C .................................         (14)         (19)          (8)
Net realized short-term gains, Class A .........................          --           --           --
Net realized short-term gains, Class B .........................          --           --           --
Net realized short-term gains, Class C .........................          --           --           --
Net realized long-term gains, Class ............................          --           --           --
Net realized long-term gains, Class B ..........................          --           --           --
Net realized long-term gains, Class C ..........................          --           --           --
                                                                   ---------    ---------    ---------
Decrease in net assets from distributions to shareholders.......        (632)      (1,258)      (1,130)
                                                                   ---------    ---------    ---------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A ..........      (3,260)      (1,330)      (5,469)
Change in net assets from share transactions, Class B...........      (1,247)        (872)        (925)
Change in net assets from share transactions, Class C...........         (77)        (158)         331
Change in net assets from share transactions, Class I...........          --           --           --
                                                                   ---------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ......      (4,584)      (2,360)      (6,063)

NET INCREASE (DECREASE) IN NET ASSETS ..........................     (19,787)      11,809       13,857

NET ASSETS
Beginning of period ............................................     104,604       92,795       78,938
                                                                   ---------    ---------    ---------
END OF PERIOD ..................................................   $  84,817    $ 104,604    $  92,795
                                                                   =========    =========    =========
Undistributed net investment income (loss) .....................   $      53    $     618    $     843

(1)   Amount is less than $500.

                       See Notes to Financial Statements

        INTERNATIONAL FUNDS
------------------------------------
     WORLDWIDE STRATEGIES FUND
------------------------------------
  10/1/07-
  3/31/08        7/1/07-      7/1/06-
(UNAUDITED)      9/30/07      6/30/07
-----------     ---------    ---------


 $     210      $     168    $   1,121
     1,240          1,843       13,035
   (17,091)           228       11,519
  ---------      ---------    ---------
   (15,641)         2,239       25,675
  ---------      ---------    ---------

      (188)          (772)      (1,242)
        --            (18)         (31)
        --             (7)         (11)
       (23)            --           --
        (1)            --           --
        --(1)          --           --
    (2,146)        (6,668)          --
       (93)          (315)          --
       (38)          (117)          --
 ---------      ---------    ---------
    (2,489)        (7,897)      (1,284)
 ---------      ---------    ---------

    (3,169)         4,582       (8,068)
      (823)           129       (1,391)
        (1)           111       (1,315)
        --             --           --
 ---------      ---------    ---------
    (3,993)         4,822      (10,774)

   (22,123)          (836)      13,617

   123,785        124,621      111,004
 ---------      ---------    ---------
 $ 101,662      $ 123,785    $ 124,621
 =========      =========    =========
 $     200      $     178    $     787

                        See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  NET
                                 ASSET         NET            NET         TOTAL       DIVIDENDS   DISTRIBUTIONS
                                 VALUE,     INVESTMENT   REALIZED AND      FROM       FROM NET      FROM NET
                               BEGINNING      INCOME      UNREALIZED    INVESTMENT   INVESTMENT     REALIZED         TOTAL
                               OF PERIOD    (LOSS) (2)    GAIN (LOSS)   OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
---------------------
GLOBAL UTILITIES FUND
---------------------
CLASS A
10/1/07 to 3/31/08 (13)         $ 13.70       $ 0.12       $ (0.46)      $ (0.34)     $ (0.12)       $ (0.51)       $ (0.63)
5/1/07 to 9/30/07                 13.66         0.18          0.23          0.41        (0.23)         (0.14)         (0.37)
5/1/06 to 4/30/07                 10.60         0.44          3.03          3.47        (0.41)            --          (0.41)
5/1/05 to 4/30/06                 10.13         0.42          0.44          0.86        (0.39)            --          (0.39)
12/30/04 (6) to 4/30/05           10.00         0.13          0.08          0.21        (0.08)            --          (0.08)

CLASS C
10/1/07 to 3/31/08 (13)         $ 13.66       $ 0.06       $ (0.44)      $ (0.38)     $ (0.07)       $ (0.51)       $ (0.58)
5/1/07 to 9/30/07                 13.62         0.14          0.22          0.36        (0.18)         (0.14)         (0.32)
5/1/06 to 4/30/07                 10.57         0.37          3.01          3.38        (0.33)            --          (0.33)
5/1/05 to 4/30/06                 10.12         0.35          0.43          0.78        (0.33)            --          (0.33)
12/30/04 (6) to 4/30/05           10.00         0.12          0.07          0.19        (0.07)            --          (0.07)

-----------------------------------------
INTERNATIONAL REAL ESTATE SECURITIES FUND
-----------------------------------------
CLASS A
10/1/07 (6) to 3/31/08 (13)     $ 10.00       $ 0.09       $ (1.28)      $ (1.19)     $ (0.14)     $      --        $ (0.14)
CLASS C
10/1/07 (6) to 3/31/08 (13)     $ 10.00       $ 0.06       $ (1.29)      $ (1.23)     $ (0.12)     $      --        $ (0.12)
CLASS I
10/1/07 (6) to 3/31/08 (13)     $ 10.00       $ 0.10       $ (1.29)      $ (1.19)     $ (0.14)     $      --        $ (0.14)

                                  NET
                                 ASSET         NET          NET          TOTAL       DIVIDENDS
                                 VALUE,    INVESTMENT   REALIZED AND     FROM        FROM NET                    CHANGE IN
                               BEGINNING     INCOME      UNREALIZED    INVESTMENT   INVESTMENT       TOTAL       NET ASSET
                               OF PERIOD   (LOSS) (2)    GAIN (LOSS)   OPERATIONS     INCOME     DISTRIBUTIONS     VALUE
-------------------------------------------------------------------------------------------------------------------------------
-------------------
MARKET NEUTRAL FUND
-------------------
CLASS A
10/1/07 to 3/31/08 (13)         $ 10.53     $  0.01       $ (0.13)      $ (0.12)     $ (0.16)      $  (0.16)      $ (0.28)
11/1/06 to 9/30/07                11.19        0.14         (0.58)        (0.44)       (0.22)         (0.22)        (0.66)
11/1/05 to 10/31/06               11.87        0.12         (0.80)        (0.68)          --             --         (0.68)
11/1/04 to 10/31/05               11.51       (0.03)         0.39          0.36           --             --          0.36
11/1/03 to 10/31/04               11.39       (0.16)         0.28          0.12           --             --          0.12
11/1/02 to 10/31/03               12.09       (0.23)        (0.47)        (0.70)          --             --         (0.70)
11/1/01 to 10/31/02               10.95       (0.16)         1.44          1.28        (0.14)         (0.14)         1.14

CLASS B
10/1/07 to 3/31/08 (13)         $ 10.17     $ (0.02)      $ (0.13)      $ (0.15)     $ (0.09)      $  (0.09)      $ (0.24)
11/1/06 to 9/30/07                10.80        0.08         (0.57)        (0.49)       (0.14)         (0.14)        (0.63)
11/1/05 to 10/31/06               11.55        0.02         (0.77)        (0.75)          --             --         (0.75)
11/1/04 to 10/31/05               11.28       (0.13)         0.40          0.27           --             --          0.27
11/1/03 to 10/31/04               11.24       (0.24)         0.28          0.04           --             --          0.04
11/1/02 to 10/31/03               12.02       (0.31)        (0.47)        (0.78)          --             --         (0.78)
11/1/01 to 10/31/02               10.87       (0.23)         1.43          1.20        (0.05)         (0.05)         1.15

CLASS C
10/1/07 to 3/31/08 (13)         $ 10.12     $ (0.02)      $ (0.13)      $ (0.15)     $ (0.08)      $  (0.08)      $ (0.23)
11/1/06 to 9/30/07                10.75        0.07         (0.56)        (0.49)       (0.14)         (0.14)        (0.63)
11/1/05 to 10/31/06               11.49        0.02         (0.76)        (0.74)          --             --         (0.74)
11/1/04 to 10/31/05               11.22       (0.11)         0.38          0.27           --             --          0.27
11/1/03 to 10/31/04               11.18       (0.24)         0.28          0.04           --             --          0.04
11/1/02 to 10/31/03               11.96       (0.31)        (0.47)        (0.78)          --             --         (0.78)
11/1/01 to 10/31/02               10.83       (0.23)         1.42          1.19        (0.06)         (0.06)         1.13

                       See Notes to Financial Statements

                                                                RATIO OF
              NET                     NET      RATIO OF NET      GROSS      RATIO OF NET
             ASSET                   ASSETS,    OPERATING      OPERATING     INVESTMENT
CHANGE IN    VALUE,                  END OF     EXPENSES TO   EXPENSES TO    INCOME TO
NET ASSET    END OF     TOTAL        PERIOD    AVERAGE NET    AVERAGE NET    AVERAGE NET    PORTFOLIO
  VALUE      PERIOD   RETURN (1)     (000'S)      ASSETS         ASSETS        ASSETS       TURNOVER
-----------------------------------------------------------------------------------------------------
 $ (0.97)   $ 12.73     (2.87) (4)   $ 59,304      1.15% (3)     1.18% (3)     1.67% (3)      23% (4)
    0.04      13.70      3.02 (4)      57,938      1.19 (3)      1.25 (3)      3.23 (3)       29 (4)
    3.06      13.66     33.74          51,190      1.17          1.40          3.64           21
    0.47      10.60      8.66          14,298      1.15          2.72          4.06           40
    0.13      10.13      2.09 (4)       6,163      1.15 (3)      5.59          3.81 (3)       17 (4)

 $ (0.96)   $ 12.70     (3.18)% (4)  $  2,323      1.90% (3)     1.93%         0.93% (3)      23% (4)
    0.04      13.66      2.72 (4)       1,964      1.95 (3)      2.00          2.47 (3)       29 (4)
    3.05      13.62     32.55           1,769      1.91          2.19          3.11           21
    0.45      10.57      7.87           1,108      1.90          3.54          3.38           40
    0.12      10.12      1.88 (4)         330      1.90 (3)      8.16 (3)      3.58 (3)       17 (4)

 $ (1.33)   $  8.67    (11.91)% (4)  $ 11,242      1.50% (3)     2.48% (3)     2.06% (3)       4% (4)

 $ (1.35)   $  8.65    (12.32)% (4)  $    220      2.25% (3)     3.30% (3)     1.43% (3)       4% (4)

 $ (1.33)   $  8.67    (11.84)% (4)  $     88      1.25% (3)     2.47% (3)     2.24% (3)       4% (4)

                                                     RATIO OF GROSS   RATIO OF NET
                                   RATIO OF NET       OPERATING        OPERATING
                                     OPERATING         EXPENSES         EXPENSES
                                     EXPENSES         (INCLUDING       (EXCLUDING
                                    (INCLUDING        DIVIDENDS         DIVIDENDS
                                     DIVIDENDS         ON SHORT         ON SHORT
 NET                      NET      ON SHORT SALES,   SALES, BEFORE    SALES, AFTER     RATIO OF NET
ASSET                    ASSETS,    AFTER EXPENSE       EXPENSE          EXPENSE        INVESTMENT
VALUE,                   END OF     REIMBURSEMENT)   REIMBURSEMENT)   REIMBURSEMENT)     INCOME TO
END OF      TOTAL        PERIOD      TO AVERAGE        TO AVERAGE       TO AVERAGE      AVERAGE NET   PORTFOLIO
PERIOD    RETURN (1)     (000'S)     NET ASSETS        NET ASSETS       NET ASSETS       ASSETS       TURNOVER
---------------------------------------------------------------------------------------------------------------
$ 10.25    (1.02)% (4)  $ 86,600       3.54% (3)         3.87% (3)        1.86% (3)        0.22% (3)     173% (4)
  10.53    (3.86) (4)     54,630       3.56 (3)          3.95 (3)         1.91 (3)         1.45 (3)      394 (4)
  11.19    (5.81)         89,054       3.63              3.63             2.19             1.04          285
  11.87     3.13         111,133       3.65              3.65             2.20            (0.26)         177
  11.51     1.05          70,892       3.42              3.42             2.21            (1.45)         175
  11.39    (5.79)         72,428       3.85              3.85             2.29            (2.08)         329
  12.09    11.85          61,582       3.47              3.68             2.30            (1.33)         456

$  9.93    (1.37)% (4)  $  2,025       4.20% (3)         4.56% (3)        2.58% (3)       (0.33)% (3)    173% (4)
  10.17    (4.64)% (4)     2,651       4.22 (3)          4.63 (3)         2.67 (3)         0.82 (3)      394 (4)
  10.80    (6.41)          4,338       4.39              4.39             2.91             0.22          285
  11.55     2.39           7,859       4.36              4.36             2.90            (1.14)         177
  11.28     0.36          12,290       4.11              4.11             2.91            (2.15)         175
  11.24    (6.49)         16,359       4.50              4.50             2.99            (2.74)         329
  12.02    11.10          15,381       4.26              4.61             3.00            (2.02)         456

$  9.89    (1.46)% (4)  $  5,901       4.21% (3)         4.56% (3)        2.58% (3)       (0.33)% (3)    173% (4)
  10.12    (4.57)% (4)     7,187       4.27 (3)          4.68 (3)         2.68 (3)         0.76 (3)      394 (4)
  10.75    (6.44)         18,377       4.41              4.41             2.92             0.19          285
  11.49     2.41          40,584       4.35              4.35             2.90            (0.97)         177
  11.22     0.36          25,779       4.12              4.12             2.91            (2.15)         175
  11.18    (6.44)         31,102       4.54              4.54             2.99            (2.77)         329
  11.96    11.01          24,449       4.22              4.51             3.00            (2.02)         456

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                           NET
                           ASSET         NET       CAPITAL GAIN        NET          TOTAL    DIVIDENDS  DISTRIBUTIONS
                          VALUE,     INVESTMENT    DISTRIBUTIONS   REALIZED AND     FROM     FROM NET     FROM NET
                         BEGINNING     INCOME      RECEIVED FROM    UNREALIZED    INVESTMENT INVESTMENT   REALIZED       TOTAL
                         OF PERIOD     (LOSS)     AFFILIATED FUNDS  GAIN (LOSS)   OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
----------------------
DIVERSIFIER PHOLIO(SM)
----------------------
CLASS A
10/1/07 to 3/31/08 (13)   $ 11.80  $  0.07 (2)       0.16 (2)      $    (0.37)    $  (0.14)  $  (0.06)    $    --     $  (0.06)
8/1/07 to 9/30/07           11.15     0.03 (2)         --                0.69         0.72      (0.01)      (0.06)       (0.07)
8/1/06 to 7/31/07           10.63     0.18 (2)       0.13 (2)            0.41 (9)     0.72      (0.20)         -- (5)    (0.20)
11/30/05 (6) to 7/31/06     10.00     0.08 (2)       0.02 (2)            0.57         0.67      (0.04)         --        (0.04)
CLASS C

10/1/07 to 3/31/08 (13)   $ 11.70  $  0.03 (2)       0.16 (2)      $    (0.37)    $  (0.18)  $  (0.03)    $    --     $  (0.03)
8/1/07 to 9/30/07           11.07     0.02 (2)         --                0.68         0.70      (0.01)      (0.06)       (0.07)
8/1/06 to 7/31/07           10.58     0.11 (2)       0.14 (2)            0.38 (9)     0.63      (0.14)         -- (5)    (0.14)
11/30/05 (6) to 7/31/06     10.00     0.03 (2)       0.04 (2)            0.54         0.61      (0.03)         --        (0.03)

-----------------------------
WEALTH ACCUMULATOR PHOLIO(SM)
-----------------------------
CLASS A
10/1/07 to 3/31/08 (13)   $ 12.58  $  0.03 (2)       0.32 (2)      $    (1.90)    $  (1.55)  $  (0.15)    $ (0.07)    $  (0.22)
8/1/07 to 9/30/07           12.16       -- (2)(5)      --                0.59         0.59      (0.04)      (0.13)       (0.17)
8/1/06 to 7/31/07           10.73     0.10 (2)       0.76 (2)            0.92         1.78      (0.32)      (0.03)       (0.35)
8/4/05 (6) to 7/31/06       10.00     0.07 (2)       0.11 (2)            0.60         0.78      (0.05)         --        (0.05)

CLASS C
10/1/07 to 3/31/08 (13)   $ 12.49  $ (0.01)(2)       0.32 (2)      $    (1.89)    $  (1.58)   $ (0.13)    $ (0.07)    $  (0.20)
8/1/07 to 9/30/07           12.09    (0.01)(2)         --                0.58         0.57      (0.04)      (0.13)       (0.17)
8/1/06 to 7/31/07           10.68       -- (2)(5)    0.74 (2)            0.94         1.68      (0.24)      (0.03)       (0.27)
8/4/05 (6) to 7/31/06       10.00    (0.01)(2)       0.10 (2)            0.61         0.70      (0.02)         --        (0.02)

-------------------------
WEALTH BUILDER PHOLIO(SM)
-------------------------
CLASS A
10/1/07 to 3/31/08 (13)   $ 12.81  $  0.10 (2)       0.28 (2)      $    (1.57)    $  (1.19)  $  (0.19)    $ (0.17)    $  (0.36)
8/1/07 to 9/30/07           12.91     0.02 (2)         --                0.53         0.55      (0.03)      (0.62)       (0.65)
8/1/06 to 7/31/07           11.89     0.20 (2)       0.60 (2)            0.86         1.66      (0.42)      (0.22)       (0.64)
8/4/05 to 7/31/06           12.07     0.15 (2)       0.12 (2)            0.40         0.67      (0.16)      (0.69)       (0.85)
8/1/04 to 7/31/05           10.89     0.11 (2)       0.07 (2)            1.10         1.28      (0.10)         -- (5)    (0.10)
8/1/03 (6) to 7/31/04       10.00     0.12 (2)       0.01 (2)            0.86         0.99      (0.10)         --        (0.10)

CLASS C
10/1/07 to 3/31/08 (13)   $ 12.74  $  0.05 (2)       0.28 (2)      $    (1.57)    $  (1.24)  $  (0.15)    $ (0.17)    $  (0.32)
8/1/07 to 9/30/07           12.85       -- (2)(5)      --                0.54         0.54      (0.03)      (0.62)       (0.65)
8/1/06 to 7/31/07           11.84     0.10 (2)       0.60 (2)            0.86         1.56      (0.33)      (0.22)       (0.55)
8/4/05 to 7/31/06           12.02     0.06 (2)       0.12 (2)            0.40         0.58      (0.07)      (0.69)       (0.76)
8/1/04 to 7/31/05           10.86     0.02 (2)       0.07 (2)            1.10         1.19      (0.03)         -- (5)    (0.03)
8/1/03 (6) to 7/31/04       10.00     0.04 (2)       0.01 (2)            0.85         0.90      (0.04)         --        (0.04)

--------------------------
WEALTH GUARDIAN PHOLIO(SM)
--------------------------
CLASS A
10/1/07 to 3/31/08 (13)   $ 12.01  $  0.13 (2)       0.18 (2)      $    (1.15)    $  (0.84)  $  (0.19)    $ (0.10)    $  (0.29)
8/1/07 to 9/30/07           12.02     0.02 (2)         --                0.40         0.42      (0.05)      (0.38)       (0.43)
8/1/06 to 7/31/07           11.31     0.27 (2)       0.46 (2)            0.59         1.32      (0.43)      (0.18)       (0.61)
8/4/05 to 7/31/06           11.61     0.22 (2)       0.10 (2)            0.18         0.50      (0.23)      (0.57)       (0.80)
8/1/04 to 7/31/05           10.74     0.17           0.06                0.81         1.04      (0.17)         -- (5)    (0.17)
8/1/03 (6) to 7/31/04       10.00     0.17             -- (5)            0.74         0.91      (0.17)         --        (0.17)

                       See Notes to Financial Statements

                                                                               RATIO OF
                   NET                           NET          RATIO OF NET       GROSS       RATIO OF NET
                  ASSET                         ASSETS,         OPERATING      OPERATING      INVESTMENT
CHANGE IN         VALUE,                        END OF         EXPENSES TO     EXPENSES TO    INCOME TO
NET ASSET         END OF          TOTAL         PERIOD         AVERAGE NET     AVERAGE NET    AVERAGE NET          PORTFOLIO
  VALUE           PERIOD        RETURN (1)     (000'S)          ASSETS (8)      ASSETS (8)      ASSETS              TURNOVER
----------------------------------------------------------------------------------------------------------------------------



$     (0.20)    $    11.60      (1.20)% (4)  $   156,091         0.33% (3)      0.52% (3)       1.24% (3)            13% (4)
       0.65          11.80       6.45 (4)        109,620         0.34 (3)       0.54 (3)        1.74 (3)             18 (4)
       0.52          11.15       6.76             95,230         0.26           0.51            1.61                 11
       0.63          10.63       6.72 (4)          1,231         0.20 (3)      31.52 (3)        1.11 (3)             81 (4)

$     (0.21)    $    11.49      (1.57)% (4)  $    86,498         1.08% (3)      1.27% (3)       0.46% (3)            13% (4)
       0.63          11.70       6.32 (4)         68,343         1.09 (3)       1.29 (3)        0.99 (3)             18 (4)
       0.49          11.07       6.01             60,669         1.01           1.26            0.93                 11
       0.58          10.58       6.16 (4)            581         0.95 (3)      46.88 (3)        0.38 (3)             81 (4)


$     (1.77)    $    10.81     (12.55)% (4)  $     8,412         0.30% (3)      0.87% (3)       0.56% (3)            15% (4)
       0.42          12.58       4.83 (4)          9,647         0.28 (3)       0.83 (3)        0.19 (3)              1 (4)
       1.43          12.16      16.75              8,806         0.06           0.97            0.79                 50
       0.73          10.73       7.82 (4)          3,208         0.09 (3)(7)    7.43 (3)        0.63 (3)             13 (4)

$     (1.78)    $    10.71     (12.89)% (4)  $     3,975         1.05% (3)      1.62% (3)      (0.20)% (3)           15% (4)
       0.40          12.49       4.69 (4)          4,478         1.04 (3)       1.58 (3)       (0.54) (3)             1 (4)
       1.41          12.09      15.85              3,818         0.80           1.79            0.04                 50
       0.68          10.68       6.97 (4)          2,379         0.83 (3)(7)    8.19 (3)       (0.12) (3)            13 (4)


$     (1.55)    $    11.26      (9.53)% (4)  $    50,110         0.21% (3)      0.45% (3)       1.62% (3)             9% (4)
      (0.10)         12.81       4.23 (4)         58,663         0.26 (3)       0.49 (3)        0.72 (3)              2 (4)
       1.02          12.91      14.16             56,857         0.06           0.45            1.54                 43
      (0.18)         11.89       5.76             51,755         0.20 (7)       0.45            1.25                 74
       1.18          12.07      11.76             47,934         0.40           0.45            0.93                  4
       0.89          10.89       9.89             29,566         0.40           0.77            1.11                  0

$     (1.56)    $    11.18      (9.96)% (4)  $    62,953         0.96% (3)      1.19% (3)       0.85% (3)             9% (4)
      (0.11)         12.74       4.17 (4)         77,181         1.01 (3)       1.24 (3)       (0.03) (3)             2 (4)
       1.01          12.85      13.29             76,049         0.80           1.20            0.79                 43
      (0.18)         11.84       4.99             75,168         0.96 (7)       1.19            0.48                 74
       1.16          12.02      11.01             84,281         1.15           1.20            0.19                  4
       0.86          10.86       9.03             58,012         1.15           1.47            0.34                  0


$     (1.13)    $    10.88      (7.10)% (4)  $    27,173         0.22% (3)      0.45% (3)       2.33% (3)            13% (4)
      (0.01)         12.01       3.48 (4)         29,742         0.27 (3)       0.48 (3)        1.15 (3)              2 (4)
       0.71          12.02      11.82             29,304         0.05           0.46            2.28                 41
      (0.30)         11.31       4.43             24,768         0.26 (7)       0.56            1.92                 67
       0.87          11.61       9.74             20,696         0.52           0.65            1.56                  5
       0.74          10.74       9.15             10,182         0.52           1.35            1.92                  1

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST

                              Financial Highlights

          Selected Data For a Share Outstanding Throughout Each Period

                          NET
                          ASSET       NET       CAPITAL GAIN         NET         TOTAL      DIVIDENDS  DISTRIBUTIONS
                          VALUE,  INVESTMENT    DISTRIBUTIONS    REALIZED AND    FROM       FROM NET      FROM NET
                        BEGINNING   INCOME      RECEIVED FROM     UNREALIZED   INVESTMENT  INVESTMENT     REALIZED         TOTAL
                        OF PERIOD   (LOSS)     AFFILIATED FUNDS  GAIN (LOSS)   OPERATIONS    INCOME        GAINS       DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------
WEALTH GUARDIAN PHOLIO(SM) (CONTINUED)
--------------------------------------
CLASS C
10/1/07 to 3/31/08 (13)  $ 11.98  $  0.10 (2)  $     0.18 (2)    $      (1.15) $    (0.87) $   (0.16) $      (0.10)    $     (0.26)
8/1/07 to 9/30/07          12.00     0.01 (2)          --                0.40        0.41      (0.05)        (0.38)          (0.43)
8/1/06 to 7/31/07          11.30     0.18 (2)        0.46 (2)            0.58        1.22      (0.34)        (0.18)          (0.52)
8/4/05 to 7/31/06          11.60     0.12 (2)        0.10 (2)            0.19        0.41      (0.14)        (0.57)          (0.71)
8/1/04 to 7/31/05          10.72     0.09            0.06                0.81        0.96      (0.08)           -- (5)       (0.08)
8/1/03 (6) to 7/31/04      10.00     0.12            0.01                0.70        0.83      (0.11)           --           (0.11)

---------
BOND FUND
---------
CLASS A
10/1/07 to 3/31/08 (13)  $ 10.21  $  0.21 (2)  $       --        $       0.07  $     0.28  $   (0.22) $         --     $     (0.22)
10/1/06 to 9/30/07         10.27     0.44 (2)          --               (0.05)       0.39      (0.45)           --           (0.45)
10/1/05 to 9/30/06         10.46     0.43 (2)          --               (0.06)       0.37      (0.41)        (0.15)          (0.56)
10/1/04 to 9/30/05         10.63     0.34 (2)          --               (0.11)       0.23      (0.34)        (0.06)          (0.40)
10/1/03 to 9/30/04         10.68     0.36 (2)          --                0.08        0.44      (0.42)        (0.07)          (0.49)
10/1/02 to 9/30/03         10.29     0.38 (2)          --                0.45        0.83      (0.38)        (0.06)          (0.44)

CLASS B
10/1/07 to 3/31/08 (13)  $ 10.01  $  0.17 (2)  $       --        $       0.07  $     0.24  $   (0.18) $         --     $     (0.18)
10/1/06 to 9/30/07         10.07     0.35 (2)          --               (0.04)       0.31      (0.37)           --           (0.37)
10/1/05 to 9/30/06         10.28     0.34 (2)          --               (0.06)       0.28      (0.34)        (0.15)          (0.49)
10/1/04 to 9/30/05         10.44     0.25 (2)          --               (0.09)       0.16      (0.26)        (0.06)          (0.32)
10/1/03 to 9/30/04         10.50     0.28 (2)          --                0.08        0.36      (0.35)        (0.07)          (0.42)
10/1/02 to 9/30/03         10.13     0.30 (2)          --                0.44        0.74      (0.31)        (0.06)          (0.37)

CLASS C
10/1/07 to 3/31/08 (13)  $ 10.04  $  0.17 (2)  $       --        $       0.06  $     0.23  $   (0.18) $         --     $     (0.18)
10/1/06 to 9/30/07         10.09     0.35 (2)          --               (0.03)       0.32      (0.37)           --           (0.37)
10/1/05 to 9/30/06         10.30     0.34 (2)          --               (0.06)       0.28      (0.34)        (0.15)          (0.49)
10/1/04 to 9/30/05         10.46     0.25 (2)          --               (0.09)       0.16      (0.26)        (0.06)          (0.32)
10/1/03 to 9/30/04         10.52     0.28 (2)          --                0.08        0.36      (0.35)        (0.07)          (0.42)
10/1/02 to 9/30/03         10.15     0.30 (2)          --                0.44        0.74      (0.31)        (0.06)          (0.37)

CLASS I
10/1/07 to 3/31/08 (13)  $ 10.32  $  0.23 (2)  $       --        $       0.06  $     0.29  $   (0.23) $         --     $     (0.23)
10/1/06 to 9/30/07         10.36     0.46 (2)          --               (0.02)       0.44      (0.48)           --           (0.48)
10/1/05 to 9/30/06         10.56     0.47 (2)          --               (0.08)       0.39      (0.44)        (0.15)          (0.59)
10/1/04 to 9/30/05         10.73     0.37 (2)          --               (0.11)       0.26      (0.37)        (0.06)          (0.43)
10/1/03 to 9/30/04         10.78     0.40 (2)          --                0.08        0.48      (0.46)        (0.07)          (0.53)
10/1/02 to 9/30/03         10.39     0.41 (2)          --                0.46        0.87      (0.42)        (0.06)          (0.48)

-----------------------
CA TAX-EXEMPT BOND FUND
-----------------------
CLASS A
10/1/07 to 3/31/08 (13)  $ 12.09  $  0.23 (2)  $       --        $      (0.14) $     0.09  $   (0.23) $         --     $     (0.23)
5/1/07 to 9/30/07          12.26     0.19 (2)          --               (0.17)       0.02      (0.18)        (0.01)          (0.19)
5/1/06 to 4/30/07          12.19     0.47 (2)          --                0.18        0.65      (0.48)        (0.10)          (0.58)
5/1/05 to 4/30/06          12.71     0.49 (2)          --               (0.39)       0.10      (0.49)        (0.13)          (0.62)
5/1/04 to 4/30/05          12.49     0.48 (2)          --                0.30        0.78      (0.47)        (0.09)          (0.56)
5/1/03 to 4/30/04          12.99     0.48              --               (0.38)       0.10      (0.47)        (0.13)          (0.60)
5/1/02 to 4/30/03          12.82     0.50              --                0.51        1.01      (0.49)        (0.35)          (0.84)

                       See Notes to Financial Statements

                                                                      RATIO OF
                NET                          NET      RATIO OF NET      GROSS       RATIO OF NET
               ASSET                       ASSETS,     OPERATING       OPERATING     INVESTMENT
CHANGE IN      VALUE,                      END OF     EXPENSES TO     EXPENSES TO    INCOME TO
NET ASSET      END OF      TOTAL           PERIOD     AVERAGE NET     AVERAGE NET    AVERAGE NET       PORTFOLIO
  VALUE        PERIOD    RETURN (1)       (000'S)      ASSETS (8)      ASSETS (8)      ASSETS          TURNOVER
----------------------------------------------------------------------------------------------------------------




$     (1.13) $    10.85     (7.42)% (4)  $   27,179      0.97% (3)      1.20% (3)      1.66% (3)            13% (4)
      (0.02)      11.98      3.40 (4)        32,320      1.01 (3)       1.23 (3)       0.39 (3)              2(4)
       0.70       12.00     10.90            32,286      0.80           1.21           1.53                 41
      (0.30)      11.30      3.63            33,776      1.03 (7)       1.31           1.08                 67
       0.88       11.60      9.03            40,252      1.27           1.40           0.80                  5
       0.72       10.72      8.29            28,355      1.27           1.98           1.19                  1

$      0.06  $    10.27      2.63% (4)   $   28,037      1.28% (3)      1.28% (3)      4.10% (3)            78% (4)
      (0.06)      10.21      4.09            29,077      1.12           1.12           4.25                266
      (0.19)      10.27      3.51            28,022      1.11           1.15           4.21                275
      (0.17)      10.46      2.14            29,501      1.15           1.19           3.20                221
      (0.05)      10.63      4.33            29,864      1.11           1.11           3.37                136
       0.39       10.68      8.28            21,263      1.15           1.21           3.65                244

$      0.06  $    10.07      2.27% (4)   $    4,485      2.04% (3)      2.04% (3)      3.35% (3)            78% (4)
      (0.06)      10.01      3.26             4,294      1.87           1.87           3.49                266
      (0.21)      10.07      2.80             5,459      1.88           2.30           3.43                275
      (0.16)      10.28      1.36             6,706      1.90           2.30           2.45                221
      (0.06)      10.44      3.54             7,375      1.90           2.07           2.69                136
       0.37       10.50      7.43            10,218      1.90           2.10           2.91                244

$      0.05  $    10.09      2.27% (4)   $    2,673      2.06% (3)      2.06% (3)      3.32% (3)            78% (4)
      (0.05)      10.04      3.25             1,534      1.87           1.87           3.50                266
      (0.21)      10.09      2.79             1,401      1.88           3.44           3.41                275
      (0.16)      10.30      1.35             2,038      1.90           2.90           2.44                221
      (0.06)      10.46      3.53             3,829      1.90           2.37           2.64                136
       0.37       10.52      7.42             4,754      1.90           2.41           2.91                244

$      0.06  $    10.38      2.82% (4)   $   37,013      1.02% (3)      1.02% (3)      4.36% (3)            78% (4)
      (0.04)      10.32      4.32            52,044      0.87           0.87           4.49                266
      (0.20)      10.36      3.84            63,156      0.82           0.82           4.59                275
      (0.17)      10.56      2.44            30,126      0.89           0.89           3.45                221
      (0.05)      10.73      4.54            39,476      0.80           0.80           3.72                136
       0.39       10.78      8.57            35,966      0.86           0.86           3.93                244

$     (0.14) $    11.95      0.72% (4)   $   37,767      0.85% (3)      0.99% (3)      3.79% (3)             4% (4)
      (0.17)      12.09      0.18 (4)        39,094      0.88 (3)       1.05 (3)       3.74 (3)              4 (4)
       0.07       12.26      5.40            42,243      0.87           1.10           3.81                 19
      (0.52)      12.19      0.71            46,214      1.02 (7)       1.28           3.89                  8
       0.22       12.71      6.48            53,113      1.19           1.19           3.78                 11
      (0.50)      12.49      0.71            57,334      1.19           1.19           3.69                 11
       0.17       12.99      8.19            68,109      1.09           1.09           3.84                 27

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                          PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET
                             ASSET       NET           NET           TOTAL       DIVIDENDS   DISTRIBUTIONS
                             VALUE,    INVESTMENT   REALIZED AND     FROM        FROM NET      FROM NET
                            BEGINNING    INCOME      UNREALIZED    INVESTMENT   INVESTMENT     REALIZED   RETURN OF      TOTAL
                            OF PERIOD    (LOSS)      GAIN (LOSS)   OPERATIONS     INCOME        GAINS      CAPITAL   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------
CA TAX-EXEMPT BOND FUND (CONTINUED)
-----------------------------------
CLASS I
10/1/07 to 3/31/08 (13)     $    2.08  $  0.24 (2)  $   (0.14)     $     0.10   $    (0.24)    $     --   $     --   $       (0.24)
5/1/07 to 9/30/07                2.25     0.20 (2)      (0.17)           0.03        (0.19)       (0.01)        --           (0.20)
9/29/06(6) to 4/30/07            2.43     0.28 (2)      (0.06)           0.22        (0.30)       (0.10)        --           (0.40)

--------------
CORE BOND FUND
--------------
CLASS A
10/1/07 to 3/31/08 (13)     $    8.32  $  0.19 (2)  $   (0.01)     $     0.18   $    (0.19)    $     --   $     --   $       (0.19)
11/1/06 to 9/30/07               8.24     0.33 (2)       0.11            0.44        (0.36)          --         --           (0.36)
11/1/05 to 10/31/06              8.26     0.35 (2)       0.02            0.37        (0.39)          --         --           (0.39)
11/1/04 to 10/31/05              8.65     0.32 (2)      (0.29)           0.03        (0.42)          --         --           (0.42)
11/1/03 to 10/31/04              8.76     0.37 (2)      (0.03)           0.34        (0.45)          --         --           (0.45)
11/1/02 to 10/31/03              8.93     0.39 (2)      (0.04)           0.35        (0.52)          --         -            (0.52)
11/1/01 to 10/31/02 (12)         9.43     0.58          (0.49)           0.09        (0.59)          --         -            (0.59)

CLASS B
10/1/07 to 3/31/08 (13)     $    8.26  $  0.15 (2)  $      -- (5)  $     0.15   $    (0.16)    $     --   $     --   $       (0.16)
11/1/06 to 930/07                8.18     0.27 (2)       0.12            0.39        (0.31)          --         --           (0.31)
11/1/05 to 10/31/06              8.21     0.29 (2)       0.01            0.30        (0.33)          --         --           (0.33)
11/1/04 to 10/31/05              8.59     0.25 (2)      (0.27)          (0.02)       (0.36)          --         --           (0.36)
11/1/03 to 10/31/04              8.71     0.31 (2)      (0.05)           0.26        (0.38)          --         --           (0.38)
11/1/02 to 10/31/03              8.89     0.32 (2)      (0.05)           0.27        (0.45)          --         --           (0.45)
11/1/01 to 10/31/02 (12)         9.39     0.51          (0.49)           0.02        (0.52)          --         --           (0.52)

CLASS C
10/1/07 to 3/31/08 (13)     $    8.29  $  0.16 (2)  $   (0.01)     $     0.15   $    (0.16)    $     --   $     --   $       (0.16)
11/1/06 to 9/30/07               8.21     0.27 (2)       0.12            0.39        (0.31)          --         --           (0.31)
11/1/05 to 10/31/06              8.23     0.29 (2)       0.02            0.31        (0.33)          --         --           (0.33)
11/1/04 to 10/31/05              8.62     0.25 (2)      (0.28)          (0.03)       (0.36)          --         --           (0.36)
11/1/03 to 10/31/04              8.73     0.31 (2)      (0.04)           0.27        (0.38)          --         --           (0.38)
11/1/02 to 10/31/03              8.91     0.32 (2)      (0.05)           0.27        (0.45)          --         --           (0.45)
11/1/01 to 10/31/02 (12)         9.41     0.51          (0.49)           0.02        (0.52)          --         --           (0.52)

---------------
HIGH YIELD FUND
---------------
CLASS A
10/1/07 to 3/31/08 (13)     $    4.89  $  0.17 (2)  $   (0.42)     $    (0.25)  $    (0.18)    $     --   $     --   $       (0.18)
11/1/06 to 9/30/07               4.91     0.30 (2)      (0.01)           0.29        (0.31)          --         --           (0.31)
11/1/05 to 10/31/06              4.88     0.31 (2)       0.05            0.36        (0.33)          --         --           (0.33)
11/1/04 to 10/31/05              5.11     0.31 (2)      (0.19)           0.12        (0.35)          --         --           (0.35)
11/1/03 to 10/31/04              5.02     0.33 (2)       0.11            0.44        (0.35)          --         --           (0.35)
11/1/02 to 10/31/03 (11)         4.51     0.35 (2)       0.54            0.89        (0.38)          --         --           (0.38)
11/1/01 to
10/31/02 (11)(12)                5.19     0.45 (2)      (0.65)          (0.20)       (0.45)          --      (0.03)          (0.48)

CLASS B
10/1/07 to 3/31/08 (13)     $    4.81  $  0.15 (2)  $   (0.41)     $    (0.26)  $    (0.16)    $     --   $     --   $       (0.16)
11/1/06 to 9/30/07               4.84     0.26 (2)      (0.01)           0.25        (0.28)          --         --           (0.28)
11/1/05 to 10/31/06              4.81     0.26 (2)       0.06            0.32        (0.29)          --         --           (0.29)
11/1/04 to 10/31/05              5.05     0.27 (2)      (0.20)           0.07        (0.31)          --         --           (0.31)
11/1/03 to 10/31/04              4.96     0.29 (2)       0.11            0.40        (0.31)          --         --           (0.31)
11/1/02 to 10/31/03 (11)         4.47     0.31 (2)       0.52            0.83        (0.34)          --         --           (0.34)
11/1/01 to
10/31/02 (11)(12)                5.14     0.41 (2)      (0.64)          (0.23)       (0.41)          --      (0.03)          (0.44)

                        See Notes to Financial Statements

                                                RATIO OF      RATIO OF     RATIO OF
               NET                    NET         NET          GROSS         NET
              ASSET                  ASSETS,   OPERATING     OPERATING    INVESTMENT
  CHANGE      VALUE,                 END OF   EXPENSES TO   EXPENSES TO   INCOME TO
  IN NET      END OF       TOTAL     PERIOD     AVERAGE       AVERAGE       AVERAGE   PORTFOLIO
ASSET VALUE   PERIOD     RETURN(1)  (000'S)   NET ASSETS    NET ASSETS    NET ASSETS  TURNOVER
-----------------------------------------------------------------------------------------------


$     (0.14) $  11.94    0.85% (4)  $ 30,327     0.60% (3)     0.73% (3)   4.04% (3)      4% (4)
      (0.17)    12.08    0.30 (4)     28,277     0.64 (3)      0.80 (3)    3.99 (3)       4 (4)
      (0.18)    12.25    1.79 (4)     28,952     0.64 (3)      0.79 (3)    3.90 (3)      19 (4)


$     (0.01) $   8.31    2.20% (4)  $ 61,287     1.00% (3)     1.15% (3)   4.46% (3)     18% (4)
       0.08      8.32    5.44 (4)     63,165     1.05 (3)      1.24 (3)    4.33 (3)      46 (4)
      (0.02)     8.24    4.59         67,393     1.08 (7)      1.24        4.28          48
      (0.39)     8.26    0.34         77,880     1.25          1.25        3.73          65
      (0.11)     8.65    3.95         92,278     1.18          1.18        4.29          45
      (0.17)     8.76    3.96        104,092     1.16          1.16        4.37         101
      (0.50)     8.93    1.07        115,184     1.15          1.15        5.40          70

$     (0.01) $   8.25    1.97% (4)  $  1,514     1.75% (3)     1.90% (3)   3.71% (3)     18% (4)
       0.08      8.26    4.68 (4)      1,604     1.80 (3)      2.01 (3)    3.58 (3)      46 (4)
      (0.03)     8.18    3.72          1,749     1.84 (7)      1.98        3.54          48
      (0.38)     8.21   (0.29)         2,390     2.00          2.00        2.97          65
      (0.12)     8.59    3.10          3,668     1.93          1.93        3.57          45
      (0.18)     8.71    3.08          6,628     1.91          1.91        3.62         101
      (0.50)     8.89    0.31          9,471     1.90          1.90        4.65          70

$     (0.01) $   8.28    1.84% (4)  $  1,562     1.75% (3)     1.89% (3)   3.72% (3)     18% (4)
       0.08      8.29    4.76 (4)      1,225     1.80 (3)      1.99 (3)    3.58 (3)      46 (4)
      (0.02)     8.21    3.84          1,299     1.83 (7)      1.99        3.54          48
      (0.39)     8.23   (0.40)         1,273     2.00          2.00        2.99          65
      (0.11)     8.62    3.21          1,298     1.93          1.93        3.57          45
      (0.18)     8.73    3.06          1,385     1.91          1.91        3.63         101
      (0.50)     8.91    0.31          1,212     1.90          1.90        4.66          70


$     (0.43) $   4.46   (5.18)% (4) $107,506     1.33% (3)     1.33% (3)   7.30% (3)     43% (4)
      (0.02)     4.89    6.06 (4)    125,200     1.39 (3)      1.39 (3)    6.59 (3)     102 (4)
       0.03      4.91    7.52        132,408     1.37          1.37        6.25         161
      (0.23)     4.88    2.37        144,060     1.36          1.36        6.23          59
       0.09      5.11    8.85        174,527     1.32          1.32        6.57          99
       0.51      5.02    0.54        192,428     1.32          1.32        7.17         176
      (0.68)     4.51   (4.33)       183,028     1.33 (10)     1.33        9.06         114

$     (0.42) $   4.39   (5.44)% (4) $  1,752     2.08% (3)     2.08% (3)   6.53% (3)     43% (4)
      (0.03)     4.81    5.22 (4)      2,597     2.13 (3)      2.13 (3)    5.78 (3)     102 (4)
       0.03      4.84    6.83          4,595     2.12          2.12        5.46         161
      (0.24)     4.81    1.46          7,791     2.11          2.11        5.47          59
       0.09      5.05    8.18         14,574     2.07          2.07        5.90          99
       0.49      4.96    9.39         22,499     2.07          2.07        6.43         176
      (0.67)     4.47   (4.88)        22,074     2.08 (10)     2.08        8.32         114

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET
                             ASSET       NET           NET           TOTAL       DIVIDENDS   DISTRIBUTIONS
                             VALUE,    INVESTMENT   REALIZED AND     FROM        FROM NET      FROM NET
                            BEGINNING    INCOME      UNREALIZED    INVESTMENT   INVESTMENT     REALIZED   RETURN OF      TOTAL
                            OF PERIOD    (LOSS)      GAIN (LOSS)   OPERATIONS     INCOME        GAINS      CAPITAL   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
---------------------------
HIGH YIELD FUND (CONTINUED)
---------------------------
CLASS C
10/1/07 to 3/31/08 (13)     $    4.84  $ 0.15 (2)   $      (0.42)  $    (0.27)  $    (0.16)    $     --   $      --  $       (0.16)
11/1/06 to 9/30/07               4.87    0.26 (2)          (0.01)        0.25        (0.28)          --          --          (0.28)
11/1/05 to 10/31/06              4.84    0.27 (2)           0.05         0.32        (0.29)          --          --          (0.29)
11/1/04 to 10/31/05              5.07    0.27 (2)          (0.19)        0.08        (0.31)          --          --          (0.31)
11/1/03 to 10/31/04              4.99    0.29 (2)           0.10         0.39        (0.31)          --          --          (0.31)
11/1/02 to 10/31/03 (11)         4.49    0.31 (2)           0.53         0.84        (0.34)          --          --          (0.34)
11/1/01 to
10/31/02 (11)(12)                5.16    0.41 (2)          (0.64)       (0.23)       (0.41)          --       (0.03)         (0.44)

-----------------
MONEY MARKET FUND
-----------------
CLASS A
10/1/07 to 3/31/08 (13)     $    1.00  $ 0.02       $         --   $     0.02   $    (0.02)    $     --   $      --  $       (0.02)
11/1/06 to 9/30/07               1.00    0.04                 --         0.04        (0.04)          --          --          (0.04)
11/1/05 to 10/31/06              1.00    0.04                 --         0.04        (0.04)          --          --          (0.04)
11/1/04 to 10/31/05              1.00    0.02                 --         0.02        (0.02)          --          --          (0.02)
11/1/03 to 10/31/04              1.00   0.007                 --        0.007       (0.007)          --          --         (0.007)
11/1/02 to 10/31/03              1.00   0.010                 --        0.010       (0.010)          --          --         (0.010)
11/1/01 to 10/31/02              1.00   0.014                 --        0.014       (0.014)          --          --         (0.014)

------------------------------
MULTI-SECTOR FIXED INCOME FUND
------------------------------
CLASS A
10/1/07 to 3/31/08 (13)     $   10.89  $ 0.34 (2)   $      (0.59)  $    (0.25)      $(0.31)    $     --   $      --  $       (0.31)
11/1/06 to 9/30/07              10.88    0.56 (2)          (0.03)        0.53        (0.52)          --          --          (0.52)
11/1/05 to 10/31/06             10.63    0.59 (2)           0.21         0.80        (0.55)          --          --          (0.55)
11/1/04 to 10/31/05             11.16    0.59 (2)          (0.40)        0.19        (0.72)          --          --          (0.72)
11/1/03 to 10/31/04             10.85    0.69 (2)           0.34         1.03        (0.72)          --          --          (0.72)
11/1/02 to 10/31/03 (11)         9.82    0.71               0.99         1.70        (0.67)          --          --          (0.67)
11/1/01 to
10/31/02 (11)(12)               10.03    0.72              (0.18)        0.54        (0.74)          --       (0.01)         (0.75)

CLASS B
10/1/07 to 3/31/08 (13)     $   10.88  $ 0.30 (2)   $      (0.60)  $    (0.30)  $    (0.27)    $     --   $      --  $       (0.27)
11/1/06 to 9/30/07              10.87    0.48 (2)          (0.02)        0.46        (0.45)          --          --          (0.45)
11/1/05 to 10/31/06             10.61    0.51 (2)           0.22         0.73        (0.62)          --          --          (0.62)
11/1/03 to 10/31/04             10.82    0.61 (2)           0.33         0.94        (0.63)          --          --          (0.63)
11/1/02 to 10/31/03 (11)         9.80    0.63               0.98         1.61        (0.59)          --          --          (0.59)
11/1/01 to
10/31/02 (11)(12)               10.01    0.64              (0.18)        0.46        (0.66)          --       (0.01)         (0.67)

CLASS C
10/1/07 to 3/31/08 (13)     $   10.94  $ 0.31 (2)   $      (0.61)  $    (0.30)   $   (0.27)    $     --   $      --  $       (0.27)
11/1/06 to 9/30/07              10.93    0.48 (2)          (0.02)        0.46        (0.45)          --          --          (0.45)
11/1/05 to 10/31/06             10.67    0.51 (2)           0.22         0.73        (0.47)          --          --          (0.47)
11/1/04 to 10/31/05             11.18    0.51 (2)          (0.40)        0.11        (0.62)          --          --          (0.62)
11/1/03 to 10/31/04             10.87    0.61 (2)           0.33         0.94        (0.63)          --          --          (0.63)
11/1/02 to 10/31/03 (11)         9.84    0.64               0.98         1.62        (0.59)          --          --          (0.59)
11/1/01 to
10/31/02 (11)(12)               10.04    0.65              (0.18)        0.47        (0.66)          --       (0.01)         (0.67)

                        See Notes to Financial Statements

                                                        RATIO OF      RATIO OF      RATIO OF
                 NET                         NET          NET           GROSS         NET
                ASSET                       ASSETS,     OPERATING     OPERATING    INVESTMENT
  CHANGE       VALUE,                       END OF     EXPENSES TO   EXPENSES TO   INCOME TO
  IN NET       END OF       TOTAL           PERIOD       AVERAGE       AVERAGE      AVERAGE     PORTFOLIO
ASSET VALUE    PERIOD     RETURN (1)        (000'S)    NET ASSETS    NET ASSETS    NET ASSETS   TURNOVER
---------------------------------------------------------------------------------------------------------




$     (0.43)   $  4.41      (5.61)% (4)    $   1,643      2.08% (3)    2.08% (3)    6.55% (3)      43% (4)
      (0.03)      4.84       5.20 (4)          2,081      2.14 (3)     2.14 (3)     5.89 (3)      102 (4)
       0.03       4.87       6.80              1,585      2.12         2.12         5.48          161
      (0.23)      4.84       1.66              1,758      2.11         2.11         5.48           59
       0.08       5.07       8.14              1,990      2.07         2.07         5.87           99
       0.50       4.99      19.30              2,877      2.07         2.07         6.43          176
      (0.67)      4.49      (4.88)             1,921      2.08 (10)    2.08         8.28          114

$        --    $  1.00       1.87% (4)     $ 100,186      0.78% (3)    0.78% (3)    3.64% (3)     N/A
         --       1.00       4.22 (4)         96,819      0.86 (3)     0.86 (3)     4.55 (3)      N/A
         --       1.00       4.04             99,779      0.84         0.90         3.95          N/A
         --       1.00       2.00            111,395      0.85         0.89         1.94          N/A
         --       1.00       0.66            139,996      0.65         0.92         0.65          N/A
         --       1.00       1.00            156,098      0.37         0.87         1.00          N/A
         --       1.00       1.38            184,390      0.79         0.86         1.37          N/A

$     (0.56)   $ 10.33      (2.30)% (4)    $ 103,587      1.13% (3)    1.13% (3)    6.45% (3)      49% (4)
       0.01      10.89       4.95 (4)        113,458      1.19 (3)     1.19 (3)     5.55 (3)       92 (4)
       0.25      10.88       7.74            113,362      1.17         1.17         5.52           96
      (0.53)     10.63       1.73            113,885      1.20         1.20         5.36          136
       0.31      11.16       9.78            116,079      1.18         1.18         6.30          156
       1.03      10.85      17.73            113,345      1.24         1.24         6.68          204
      (0.21)      9.82       5.52            107,782      1.26 (10)    1.26         7.14          156

$     (0.57)   $ 10.31      (2.77)% (4)    $  13,585      1.88% (3)    1.88% (3)    5.71% (3)      49% (4)
       0.01      10.88       4.25 (4)         14,205      1.94 (3)     1.94 (3)     4.80 (3)       92 (4)
       0.26      10.87       7.05             14,147      1.92         1.92         4.78           96
      (0.52)     10.61       0.91             16,879      1.95         1.95         4.61          136
       0.31      11.13       8.99             21,554      1.93         1.93         5.56          156
       1.02      10.82      16.84             26,754      1.99         1.99         5.94          204
      (0.21)      9.80       4.74             28,982      2.01 (10)    2.01         6.41          156

$     (0.57)   $ 10.37      (2.75)% (4)    $  19,177      1.88% (3)    1.88% (3)    5.71% (3)      49% (4)
       0.01      10.94       4.22 (4)         20,677      1.94 (3)     1.94 (3)     4.81 (3)       92 (4)
       0.26      10.93       7.00             17,222      1.91         1.91         4.77           96
      (0.51)     10.67       0.99             15,175      1.95         1.95         4.62          136
       0.31      11.18       8.95             10,941      1.93         1.93         5.56          156
       1.03      10.87      16.99              8,902      2.00 (10)    2.00         5.93          204
      (0.20)      9.84       4.71              5,922      2.01 (10)    2.01         6.39          156

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                  NET
                                 ASSET       NET          NET         TOTAL     DIVIDENDS   DISTRIBUTIONS
                                 VALUE,   INVESTMENT  REALIZED AND     FROM      FROM NET     FROM NET
                               BEGINNING    INCOME     UNREALIZED   INVESTMENT  INVESTMENT     REALIZED    RETURN OF      TOTAL
                               OF PERIOD  (LOSS) (2)  GAIN (LOSS)   OPERATIONS    INCOME        GAINS       CAPITAL   DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------
SENIOR FLOATING RATE FUND
-------------------------
CLASS A
1/31/08 (6) to 3/31/08 (13)    $   10.00  $     0.08  $      (0.08)  $      --  $    (0.08) $          --  $      --  $       (0.08)

CLASS C
1/31/08 (6) to 3/31/08 (13)    $   10.00  $     0.07  $      (0.08)  $   (0.01) $    (0.07) $          --  $      --  $       (0.07)

CLASS I
1/31/08 (6) to 3/31/08 (13)    $   10.00  $     0.09  $      (0.08)  $    0.01  $    (0.09) $          --  $      --  $       (0.09)

-----------------------------
INTERNATIONAL STRATEGIES FUND
-----------------------------
CLASS A
10/1/07 to 3/31/08 (13)        $   15.88  $     0.02  $      (2.27)  $   (2.25) $    (0.10) $          --  $      --  $       (0.10)
12/1/06 to 9/30/07                 13.76        0.16          2.16        2.32       (0.20)            --         --          (0.20)
12/1/05 to 11/30/06                10.96        0.14          2.83        2.97       (0.17)            --         --          (0.17)
12/1/04 to 11/30/05                 9.84        0.11          1.21        1.32       (0.20)            --         --          (0.20)
12/1/03 to 11/30/04                 8.21        0.11          1.70        1.81       (0.18)            --         --          (0.18)
12/1/02 to 11/30/03                 7.11        0.06          1.04        1.10          --             --         --             --
12/1/01 to 11/30/02                 7.92        0.02         (0.83)      (0.81)         --             --         --             --

CLASS B
10/1/07 to 3/31/08 (13)        $   14.56  $    (0.04) $      (2.08)  $   (2.12) $    (0.07) $          --  $      --  $       (0.07)
12/1/06 to 9/30/07                 12.63        0.05          1.98        2.03       (0.10)            --         --          (0.10)
12/1/05 to 11/30/06                10.04        0.05          2.59        2.64       (0.05)            --         --          (0.05)
12/1/04 to 11/30/05                 9.04        0.04          1.10        1.14       (0.14)            --         --          (0.14)
12/1/03 to 11/30/04                 7.56        0.04          1.57        1.61       (0.13)            --         --          (0.13)
12/1/02 to 11/30/03                 6.60        0.01          0.95        0.96          --             --         --             --
12/1/01 to 11/30/02                 7.40       (0.04)        (0.76)      (0.80)         --             --         --             --

CLASS C
10/1/07 to 3/31/08 (13)        $   14.51  $    (0.04) $      (2.07)  $   (2.11) $    (0.07) $          --  $      --  $       (0.07)
12/1/06 to 9/30/07                 12.59        0.05          1.97        2.02       (0.10)            --         --          (0.10)
12/1/05 to 11/30/06                10.00        0.05          2.59        2.64       (0.05)            --         --          (0.05)
12/1/04 to 11/30/05                 9.01        0.04          1.09        1.13       (0.14)            --         --          (0.14)
12/1/03 to 11/30/04                 7.54        0.04          1.56        1.60       (0.13)            --         --          (0.13)
12/1/02 to 11/30/03                 6.56        0.01          0.97        0.98          --             --         --             --
12/1/01 to 11/30/02                 7.37       (0.04)        (0.77)      (0.81)         --             --         --             --

                        See Notes to Financial Statements

                                                      RATIO OF           RATIO OF     RATIO OF
                NET                         NET          NET              GROSS         NET
               ASSET                       ASSETS,    OPERATING         OPERATING    INVESTMENT
  CHANGE       VALUE,                      END OF    EXPENSES TO       EXPENSES TO   INCOME TO
  IN NET       END OF      TOTAL           PERIOD      AVERAGE           AVERAGE       AVERAGE         PORTFOLIO
ASSET VALUE    PERIOD    RETURN(1)         (000'S)   NET ASSETS        NET ASSETS    NET ASSETS        TURNOVER
----------------------------------------------------------------------------------------------------------------

   $  (0.08)   $ 9.92         0.05% (4)    $ 14,611         1.20% (3)     1.80% (3)        5.19% (3)        5% (4)

   $  (0.08)   $ 9.92        (0.07)% (4)   $    200         1.95% (3)     2.55% (3)        4.44% (3)        5% (4)

   $  (0.08)   $ 9.92         0.09% (4)    $    200         0.95% (3)     1.55% (3)        5.43% (3)        5% (4)

   $  (2.35)   $13.53       (14.16)% (4)   $ 78,280         1.59% (3)     1.59% (3)        0.21% (3)        37% (4)
       2.12     15.88        16.91 (4)       95,453         1.62 (3)      1.62 (3)         1.27 (3)         69 (4)
       2.80     13.76        27.39           83,849         1.60          1.68             1.16             86
       1.12     10.96        13.61           71,335         1.79          1.89             1.06            142
       1.63      9.84        22.36           57,946         1.83          1.83             1.23             50
       1.10      8.21        15.47           51,664         2.02          2.02             0.90             38
      (0.81)     7.11       (10.23)          52,234         1.90          1.90             0.19             33

   $  (2.19)   $12.37       (14.57)% (4)  $   4,454         2.33% (3)     2.33% (3)       (0.59)% (3)       37% (4)
       1.93     14.56        16.21 (4)        6,594         2.37 (3)      2.37 (3)         0.47 (3)         69 (4)
       2.59     12.63        26.43            6,575         2.35          2.43             0.42             86
       1.00     10.04        12.74            6,008         2.55          2.63             0.43            142
       1.48      9.04        21.52            6,809         2.58          2.58             0.45             50
       0.96      7.56        14.55            7,377         2.78          2.78             0.14             38
      (0.80)     6.60       (10.81)           8,562         2.65          2.65            (0.56)            33

   $  (2.18)   $12.33       (14.55)% (4)  $   2,083         2.34% (3)     2.34% (3)       (0.56)% (3)       37% (4)
       1.92     14.51        16.18 (4)        2,557         2.37 (3)      2.37 (3)         0.47 (3)         69 (4)
       2.59     12.59        26.54            2,371         2.35          2.43             0.48             86
       0.99     10.00        12.67            1,595         2.55          2.64             0.39            142
       1.47      9.01        21.45            1,286         2.58          2.58             0.48             50
       0.98      7.54        14.94            1,029         2.78          2.78             0.14             38
      (0.81)     6.56       (10.99)           1,017         2.65          2.65            (0.56)            33

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET
                             ASSET        NET          NET           TOTAL     DIVIDENDS    DISTRIBUTIONS
                             VALUE,   INVESTMENT   REALIZED AND      FROM       FROM NET      FROM NET
                           BEGINNING    INCOME      UNREALIZED    INVESTMENT   INVESTMENT     REALIZED      RETURN OF      TOTAL
                           OF PERIOD  (LOSS)(2)    GAIN (LOSS)    OPERATIONS     INCOME         GAINS        CAPITAL   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
-------------------------
WORLDWIDE STRATEGIES FUND
-------------------------
CLASS A
10/1/07 to 3/31/08 (13)      $ 11.59   $    0.02     $    (1.51)   $   (1.49)  $    (0.02)      $   (0.22)     $   --      $  (0.24)
7/1/07 to 9/30/07              12.15        0.02           0.20         0.22        (0.08)          (0.70)         --         (0.78)
7/1/06 to 6/30/07               9.86        0.11           2.30         2.41        (0.12)             --          --         (0.12)
7/1/05 to 6/30/06               8.38        0.07           1.51         1.58        (0.10)             --          --         (0.10)
7/1/04 to 6/30/05               7.72        0.08           0.68         0.76        (0.10)             --          --         (0.10)
7/1/03 to 6/30/04               6.37        0.03           1.41         1.44        (0.09)             --          --         (0.09)
7/1/02 to 6/30/03               7.03        0.05          (0.71)       (0.66)          --              --          --            --

CLASS B
10/1/07 to 3/31/08 (13)      $ 10.48  $    (0.02)    $    (1.36)   $   (1.38)  $       --       $   (0.22)     $   --      $  (0.22)
7/1/07 to 9/30/07              11.04          -- (5)       0.18         0.18        (0.04)          (0.70)         --         (0.74)
7/1/06 to 6/30/07               8.98        0.02           2.10         2.12        (0.06)             --          --         (0.06)
7/1/05 to 6/30/06               7.65          -- (5)       1.37         1.37        (0.04)             --          --         (0.04)
7/1/04 to 6/30/05               7.05        0.02           0.63         0.65        (0.05)             --          --         (0.05)
7/1/03 to 6/30/04               5.81       (0.02)          1.28         1.26        (0.02)             --          --         (0.02)
7/1/02 to 6/30/03               6.46          -- (5)      (0.65)       (0.65)          --              --          --            --

CLASS C
10/1/07 to 3/31/08 (13)     $  10.44  $    (0.02)    $    (1.35)   $   (1.37)  $       --       $   (0.22)     $   --      $  (0.22)
7/1/07 to 9/30/07              11.01          -- (5)       0.17         0.17        (0.04)          (0.70)         --         (0.74)
7/1/06 to 6/30/07               8.95        0.02           2.10         2.12        (0.06)             --          --         (0.06)
7/1/05 to 6/30/06               7.62          -- (5)       1.37         1.37        (0.04)             --          --         (0.04)
7/1/04 to 6/30/05               7.03        0.02           0.62         0.64        (0.05)             --          --         (0.05)
7/1/03 to 6/30/04               5.80       (0.01)          1.27         1.26        (0.03)             --          --         (0.03)
7/1/02 to 6/30/03               6.45       (0.01)         (0.64)       (0.65)          --              --          --            --

                       See Notes to Financial Statements

                                                     RATIO OF      RATIO OF      RATIO OF
                 NET                      NET          NET          GROSS           NET
                ASSET                   ASSETS,     OPERATING     OPERATING     INVESTMENT
  CHANGE        VALUE,                  END OF     EXPENSES TO   EXPENSES TO   INCOME (LOSS)
  IN NET       END OF       TOTAL       PERIOD       AVERAGE       AVERAGE      TO AVERAGE     PORTFOLIO
ASSET VALUE    PERIOD     RETURN(1)     (000'S)    NET ASSETS    NET ASSETS     NET ASSETS     TURNOVER
--------------------------------------------------------------------------------------------------------


 $    (1.73)   $  9.86   (13.03)% (4)  $  96,663     1.61% (3)     1.61% (3)      0.41% (3)       31% (4)
      (0.56)     11.59     1.93  (4)     116,983     1.60 (3)      1.60 (3)       0.59 (3)        15 (4)
       2.29      12.15    24.61          117,709     1.61          1.64           1.01            74
       1.48       9.86    18.90          102,783     1.60          1.70           0.76           124
       0.66       8.38     9.80          100,469     1.57          1.57           0.97            49
       1.35       7.72    22.65          107,520     1.62          1.62           0.46           122
      (0.66)      6.37    (9.39)          98,135     1.73          1.73           0.81           160

 $    (1.60)   $  8.88   (13.34)% (4)   $  3,437     2.36% (3)     2.36% (3)     (0.37)% (3)      31% (4)
      (0.56)     10.48     1.65  (4)       4,945     2.35 (3)      2.35 (3)      (0.15) (3)       15 (4)
       2.06      11.04    23.76            5,074     2.36          2.39           0.22            74
       1.33       8.98    17.92            5,395     2.35          2.45           0.01           124
       0.60       7.65     9.14            5,096     2.32          2.32           0.23            49
       1.24       7.05    21.78            5,987     2.37          2.37          (0.34)          122
      (0.65)      5.81   (10.20)           6,730     2.48          2.48           0.04           160

 $    (1.59)   $  8.85   (13.29)% (4)   $  1,562     2.36% (3)     2.36% (3)     (0.33)% (3)      31% (4)
      (0.57)     10.44     1.67 (4)        1,857     2.35 (3)      2.35 (3)      (0.15) (3)       15 (4)
       2.06      11.01    23.74            1,838     2.36          2.38           0.23            74
       1.33       8.95    17.99            2,826     2.35          2.45          (0.03)          124
       0.59       7.62     9.03            2,876     2.32          2.32           0.22            49
       1.23       7.03    21.66            3,306     2.37          2.37          (0.18)          122
      (0.65)      5.80   (10.08)           2,407     2.48          2.48          (0.10)          160

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

Footnote Legend

(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2)   Computed using average shares outstanding.
(3)   Annualized.
(4)   Not annualized.
(5)   Amount is less than $0.005.
(6)   Inception date.
(7)   Represents blended net expense ratio.
(8) The Fund of Funds will also indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(9) The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(10) For the period ended, the ratio of net operating expenses excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.01% lower than the ratio shown in the table.
(11) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements and high yield debt instruments; previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for the Fund on the net investment income per share, net realized and unrealized gains (loss) per share and the ratio of net investment income to average net assets is as follows:

                                                             Net realized
                                                                 and
                                            Net investment    unrealized    Net investment
                                            income (loss)    gains (loss)    income ratio
                                   Year        Increase/      Increase/       Increase/
Fund                              Ended       (Decrease)      (Decrease)      (Decrease)
----                             --------   --------------   ------------   --------------
High Yield Fund

   Class A                       10/31/03      $  (0.01)       $  0.01         $ (0.30)
                                 10/31/02         (0.01)          0.01           (0.24)
   Class B                       10/31/03         (0.01)          0.01           (0.30)
                                 10/31/02         (0.02)          0.02           (0.24)
   Class C                       10/31/03         (0.02)          0.02           (0.30)
                                 10/31/02         (0.01)          0.01           (0.24)
Multi-Sector Fixed Income Fund
   Class A                       10/31/03      $  (0.02)       $  0.02         $ (0.18)
                                 10/31/02         (0.03)          0.03           (0.28)
   Class B                       10/31/03         (0.02)          0.02           (0.16)
                                 10/31/02         (0.03)          0.03           (0.27)
   Class C                       10/31/03         (0.02)          0.02           (0.18)
                                 10/31/02         (0.03)          0.03           (0.27)

(12) Effective the beginning of fiscal year 2002, each Fund, as required, adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the Fund on the net investment income per share, net realized and unrealized gains (loss) per share and the ratio of net investment income to average net assets is as follows:

                                                                   Net realized
                                                                        and
                                               Net investment        unrealized      Net investment
                                    Year        income (loss)       gains (loss)      income ratio
   Fund                             Ended        From     To        From      To      From      To
---------------------------------   --------   ---------------    ----------------   --------------
   Core Bond Fund
     Class A                        10/31/02   $0.59     $0.58    $(0.50)   $(0.49)   5.44%    5.40%
     Class B                        10/31/02      --        --        --        --    4.67     4.65
     Class C                        10/31/02      --        --        --        --    4.64     4.66

   High Yield Fund
     Class A                        10/31/02   $0.47     $0.46    $(0.67)   $(0.66)   9.35%    9.30%
     Class B                        10/31/02      --        --        --        --    8.61     8.56
     Class C                        10/31/02    0.43      0.42     (0.66)    (0.65)   8.57     8.52

   Multi-Sector Fixed Income Fund
     Class A                        10/31/02   $0.71     $0.72    $(0.17)   $(0.18)   7.33%    7.42%
     Class B                        10/31/02    0.63      0.64     (0.17)    (0.18)   6.61     6.69
     Class C                        10/31/02    0.64      0.65     (0.17)    (0.18)   6.57     6.66

(13)  Unaudited.

                       See Notes to Financial Statements

                           PHOENIX OPPORTUNITIES TRUST
                         NOTES TO FINANCIAL STATE MENTS
                                 MARCH 31, 2008
                                  (UNAUDITED)

1.    ORGANIZATION
      Phoenix Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      As a result of a consolidation of several Phoenix Funds' trusts, the Trust acquired a number of Phoenix funds effective June 27, 2007 and September 24, 2007. All of the acquired funds' fiscal year ends were changed to correspond with the Trust's September 30th fiscal year end.

      As of the date of this report, nineteen funds are offered for sale (each a "Fund"), of which 16 are reported in this semiannual report.

      The Funds offer the following classes of shares for sale and have the following investment objectives:

                                                      INVESTMENT                   CLASS A   CLASS B   CLASS C   CLASS I
                                                       OBJECTIVE                   SHARES    SHARES    SHARES    SHARES
                                                      ----------                   -------   -------   -------   -------
ALTERNATIVE FUNDS

Global Utilities Fund (1) ...........   Capital appreciation and current income.     |X|       --        |X|       --

International Real Estate
 Securities Fund (2) ................   Primary objective of long-term capital       |X|       --        |X|       |X|
                                            appreciation, with a secondary
                                             investment objective ofincome.

Market Neutral Fund (1) .............     Long-term capital appreciation while       |X|       |X|       |X|       --
                                         maintaining minimal portfolio exposure
                                            to general equity market risk.

FUNDS OF FUNDS

Diversifier PHOLIO(SM) (1) ..........        Long-term capital appreciation.         |X|       --        |X|       --

Wealth Accumulator PHOLIO(SM) (1) ...        Long-term capital appreciation.         |X|       --        |X|       --

Wealth Builder PHOLIO(SM) (1) .......        Long-term capital appreciation.         |X|       --        |X|       --

Wealth Guardian PHOLIO(SM) (1) ......     Long-term capital appreciation and         |X|       --        |X|       --
                                                     current income.

FIXED INCOME FUNDS

Bond Fund (1) .......................     High total return from both current        |X|       |X|       |X|       |X|
                                            income and capital appreciation.

CA Tax-Exempt Bond Fund (1) .........    Obtain a high level of current income       |X|       --        --        |X|
                                         exempt from California state and local
                                        income taxes, as well as federal income
                                        tax, consistent with the preservation of
                                                         capital.

Core Bond Fund (1) ..................   Current income and capital appreciation.     |X|       |X|       |X|       --

High Yield Fund (1) .................   Primary objective of current income and      |X|       |X|       |X|       --
                                        a secondary objective of capital growth.

Money Market Fund (1) ...............   As high a level of current income as is      |X|       --        --        --
                                        consistent with the preservation of
                                         capital and maintenance of liquidity.

Multi-Sector Fixed Income               Maximize current income while preserving     |X|       |X|       |X|       --
 Fund (1) ...........................                     capital.

Senior Floating Rate Fund (1) .......      High total return from both current       |X|       --        |X|       |X|
                                            income and capital appreciation.
INTERNATIONAL FUNDS

International Strategies                   High total return consistent with         |X|       |X|       |X|       --
Fund (1) ............................               reasonable risk.


Worldwide Strategies Fund (1) .......              Capital appreciation.             |X|       |X|       |X|       --

(1)   Diversified fund.
(2)   Non-diversified fund.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008
                                  (UNAUDITED)

      Class A shares for the Fixed Income Funds are sold with a front-end sales charge of up to 4.75%, except for the Money Market Fund. Class A shares for the Alternative Funds, Fund of Funds and International Funds are sold with a front-end sales charge of up to 5.75%. Class A shares of Money Market Fund are sold without a front-end sales charge. Generally, Class A shares are not subject to any charges when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid with the exception of the Money Market Fund.

      Class B shares are generally sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held.

      Class C shares are generally sold with a 1%, or 1.25% for the Market Neutral Fund contingent deferred sales charge if redeemed within one year of purchase.

      Class I shares are sold without a sales charge.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.    SIGNIFICANT ACCOUNTING POLICIES
      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A.    SECURITY VALUATION:
      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      For Funds of Funds, investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At March 31, 2008, the total value of these securities represented approximately 3% and 6%, respectively, of the net assets of the Multi-Sector Fixed Income Fund and the Senior Floating Rate Fund.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      The Money Market Fund uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures. The Funds will be adopting SFAS 157 effective with the December 31, 2008 quarterly reporting of the schedules of investments.

      In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

B.    SECURITY TRANSACTIONS AND RELATED INCOME:
      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.    INCOME TAXES:
      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008
                                  (UNAUDITED)

      recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

      FASB Interpretation No. 48, ("FIN 48") Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D.    DISTRIBUTIONS TO SHAREHOLDERS:
      Distributions are recorded by each Fund on the ex-dividend date. For the CA Tax-Exempt Fund, Money Market Fund and the Multi-Sector Fixed Income Fund income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.    EXPENSES:
      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

      In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders in the Funds of Funds indirectly bear the Fund's pro-rata expenses of the underlying mutual funds in which each Fund invests.

F.    FOREIGN CURRENCY TRANSLATION:
      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G.    FOREIGN SECURITY COUNTRY DETERMINATION:
      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H.    FORWARD CURRENCY CONTRACTS:
      Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I.    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
      Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J.    LOAN AGREEMENTS:
      Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

K.    CREDIT LINKED NOTES:
      Certain Funds may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

L.    SWAP AGREEMENTS:
      Certain Funds may invest in swap agreements, including interest rate, index, total return, credit default and foreign currency exchange rate swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008
                                  (UNAUDITED)

      Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

      Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian.

      Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

M.    SHORT SALES:
      Certain funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

      At March 31, 2008, the value of securities sold short in the Market Neutral Fund amounted to $82,871 (reported in 000s) against which collateral of $166,503 (reported in 000s) was held. The collateral includes the deposits with broker for securities sold short and the long-term investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short appreciate in value, thereby increasing potential losses.

N.    REIT INVESTMENTS:
      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

O.    SECURITY LENDING:
      Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash or securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

      At March 31, 2008, the following Fund had securities on loan as follows (reported in 000s):

                                  MARKET      CASH
FUND                              VALUE    COLLATERAL
----                              ------   ----------
Worldwide Strategies Fund .....   $9,388      $9,824

P.    REPURCHASE AGREEMENTS:
      Certain Funds may invest in repurchase agreements. A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

Q.    DEBT INDEX SECURITIES:
      Certain Funds may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

      Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008
                                   (UNAUDITED)

3.    INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is the Adviser to each Fund of the Trust. As compensation for its services to each Fund of the Trust, PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each of the following Funds.

                                          1ST    $1+ BILLION -$2     $2+
                                        BILLION      BILLION       BILLION
                                        -------  ---------------   --------
Global Utilities Fund................     0.65%       0.60%           0.55%
International Real Estate
   Securities Fund...................     1.00%       0.95%           0.90%
CA Tax-Exempt Bond Fund..............     0.45%       0.40%           0.35%
Core Bond Fund.......................     0.45%       0.40%           0.35%
High Yield Fund......................     0.65%       0.60%           0.55%
Money Market Fund....................     0.40%       0.35%           0.30%
Multi-Sector Fixed Income Fund.......     0.55%       0.50%           0.45%
Senior Floating Rate Fund............     0.60%       0.55%           0.50%
International Strategies Fund........     0.85%       0.80%           0.75%
Worldwide Strategies Fund............     0.85%       0.80%           0.75%

For the Funds shown below the individual rates are as follows:

Market Neutral Fund..................     1.50%
Diversifier PHOLIO...................     0.10%
Wealth Accumulator PHOLIO............     0.10%
Wealth Builder PHOLIO................     0.10%
Wealth Guardian PHOLIO...............     0.10%
Bond Fund............................     0.50%

The Adviser has voluntarily agreed to limit each Fund's total operating expenses (excluding, interest, taxes, and extraordinary expenses), so that such expenses do not exceed the following percentages of the average daily net assets of each
Fund:

                                 CLASS A     CLASS B     CLASS C      CLASS I
                                ---------    --------    -------      -------
Global Utilities Fund......         1.15%          --     1.90%         --
Market Neutral Fund*.......         1.77%        2.52%    2.52%         --
Diversifier PHOLIO**.......         0.20%          --     0.20%         --
Wealth Accumulator
   PHOLIO**................         0.20%          --     0.20%         --
Wealth Builder PHOLIO**....         0.20%          --     0.20%         --
Wealth Guardian PHOLIO**...         0.20%          --     0.20%         --
Bond Fund..................         1.15%        1.90%    1.90%       0.90%
CA Tax-Exempt Bond Fund....         0.85%          --       --        0.60%
Core Bond Fund.............         1.00%        1.75%    1.75%         --

 *    Excluding dividends on short sales.

**    Excluding 12b-1 fees and acquired fund fees and expenses.

The Adviser has contractually agreed to limit the below listed Funds total operating expenses (excluding interest, taxes, and extraordinary expenses) through January 31, 2009 so that such expenses do not exceed the following percentages of the average daily net assets of each Fund:

                                          CLASS A   CLASS C     CLASS I
                                          -------   ------      -------
International Real Estate
   Securities Fund...................       1.50%    2.25%       1.25%
Senior Floating Rate Fund............       1.20%    1.95%       0.95%

Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses through September 30, 2007 may be recaptured by the fiscal year ended 2010 (reported in 000s):


Global Utilities Fund.................      $  8
Market Neutral Fund...................        10
Diversifier PHOLIO....................        36
Wealth Accumulator PHOLIO.............         7
Wealth Guardian PHOLIO................        12
Wealth Builder PHOLIO.................        29
CA Tax-Exempt Bond Fund...............         7
Core Bond Fund                                12

The subadvisers to the funds are as follows:


FUND                                          SUBADVISER
-----------------------        -------------------------------------------------
Global Utilities Fund...       Duff & Phelps Investment Management Co.
                               ("DPIM")
International
   Real Estate
   Securities Fund......       Duff & Phelps Investment Management Co.
                               ("DPIM")
Market Neutral Fund.....       The Boston Company Asset Management
                               LLC ("TBCAM")
Diversifier PHOLIO......       Goodwin Capital Advisers, Inc. ("Goodwin")
Wealth Accumulator
   PHOLIO...............       Goodwin Capital Advisers, Inc. ("Goodwin")
Wealth Builder
   PHOLIO...............       Goodwin Capital Advisers, Inc. ("Goodwin")
Wealth Guardian
   PHOLIO...............       Goodwin Capital Advisers, Inc. ("Goodwin")
Bond Fund...............       SCM Advisors LLC ("SCM")
CA Tax-Exempt Bond
   Fund.................       Goodwin Capital Advisers, Inc. ("Goodwin")
Core Bond Fund..........       Goodwin Capital Advisers, Inc. ("Goodwin")
High Yield Fund.........       SCM Advisors LLC ("SCM")
Money Market Fund.......       Goodwin Capital Advisers, Inc. ("Goodwin")
Multi-Sector Fixed
   Income Fund..........       Goodwin Capital Advisers, Inc. ("Goodwin")
Senior Floating
   Rate Fund............       Goodwin Capital Advisers, Inc. ("Goodwin")
International
   Strategies Fund......       Acadian Asset Management, Inc.
                               ("Acadian") and New Star Institutional
                               Managers Limited ("New Star")
Worldwide Strategies
   Fund.................       Acadian Asset Management, Inc.
                               ("Acadian") and New Star Institutional
                               Managers Limited ("New Star")

DPIM, GOODWIN, AND SCM ARE INDIRECT, WHOLLY-OWNED SUBSIDIARIES OF PNX.

(1) AS OF JANUARY 10, 2008, TBCAM IS THE SUBADVISER TO THE FUND. FOR THE PERIOD OCTOBER 1, 2007 THROUGH JANUARY 9, 2008, EUCLID ADVISORS LLC ("EUCLID") SERVED AS THE SUBADVISER. EUCLID IS A WHOLLY-OWNED SUBSIDIARY OF PHOENIX/ZWEIG ADVISERS LLC ("PZA"), WHICH IS A WHOLLY-OWNED SUBSIDIARY OF PHOENIX INVESTMENT PARTNERS, LTD. ("PXP"). PXP IS THE INDIRECT WHOLLY-OWNED ASSET MANAGEMENT SUBSIDIARY OF PNX. PZA AND EUCLID ARE AFFILIATED INVESTMENT ADVISERS.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008
                                   (UNAUDITED)


As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal years (the "periods") ended March 31, 2008, as follows (reported in 000s):

                                 CLASS A       CLASS B      CLASS C
                                   NET        DEFERRED      DEFERRED
                                 SELLING        SALES        SALES
                               COMMISSIONS     CHARGES      CHARGES
                               -----------   ----------     --------
Global Utilities
 Fund.......................    $     4       $      --     $  -- (1)
International
 Real Estate Securities
 Fund
Market Neutral Fund.........         -- (1)          11        -- (1)
Diversifier PHOLIO..........         89              --        25
Wealth Accumulator
 PHOLIO.....................          3              --        -- (1)
Wealth Builder PHOLIO.......          9              --         5
Wealth Guardian
 PHOLIO.....................          3              --         1
Bond Fund...................          1               1        --
CA Tax-Exempt Bond
 Fund                                -- (1)          --        --
Core Bond Fund..............          2               2        --
High Yield Fund.............          3               2         1
Multi-Sector Fixed Income
 Fund.......................          6               4         2
International Strategies
 Fund.......................          3               4        -- (1)
Worldwide Strategies
 Fund.......................          1               5        -- (1)

(1) Amount is less than $500.

Each Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                                        CLASS A      CLASS B     CLASS C
                                        -------      -------     -------
Global Utilities Fund................    0.25%            --       1.00%
International Real Estate
   Securities Fund...................    0.25%            --       1.00%
Market Neutral Fund..................    0.25%          1.00%      1.00%
Diversifier PHOLIO...................    0.04%            --       0.79%
Wealth Accumulator PHOLIO............      --             --       0.75%
Wealth Builder PHOLIO................      --             --       0.75%
Wealth Guardian PHOLIO...............      --             --       0.75%
Bond Fund............................    0.25%          1.00%      1.00%
CA Tax-Exempt Bond Fund..............    0.25%            --         --
Core Bond Fund.......................    0.25%          1.00%      1.00%
High Yield Fund......................    0.25%          1.00%      1.00%
Multi-Sector Fixed Income
   Fund..............................    0.25%          1.00%      1.00%
Senior Floating Rate Fund............    0.25%            --       1.00%
International Strategies Fund........    0.25%          1.00%      1.00%
Worldwide Strategies Fund............    0.25%          1.00%      1.00%

There are no distribution and/or service fees for Class I. The Money Market Fund does not have distribution and/or service fees.

To avoid duplication of distribution and/or service fees, each class of shares of the Funds of Funds ("PHOLIOs") has reduced the distribution and/or service fees by the amount of the underlying affiliated mutual funds' Class A and Class Y distribution and/or service fees. The net amounts are shown in the above table.

Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

PEPCO serves as the administrator to the Trust. For its services, which include financial agent services, PEPCO receives an administrative fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the money market funds, the fee is 0.035% of the average net assets across all money market funds within The Phoenix Funds and The Phoenix Edge Series Fund. For the period ended March 31, 2008, the Trust incurred administration fees totaling $535 (reported in 000s).

PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended March 31, 2008, transfer agent fees were $983 (reported in 000s) as reported in the Statements of Operations.

At March 31, 2008, PNX and its affiliates and Phoenix affiliated Funds held shares which aggregated the following (reported in 000s):

                                                             AGGREGATE
                                                             NET ASSET
                                                SHARES         VALUE
                                                ------      -----------
Global Utilities Fund,
   Class A...................................    3,807       $   48,461
   Class C...................................       11              143
International Real Estate Securities
   Fund,
   Class A...................................    1,270           11,014
   Class C...................................       10               88
   Class I...................................       10               88
Market Neutral Fund, Class A.................    7,346           75,292
Diversifier PHOLIO, Class C..................       10              118
Bond Fund, Class A...........................    1,812           18,613
Core Bond Fund, Class C......................       -- (2)           -- (1)
Money Market Fund, Class A...................       41               41
Senior Floating Rate Fund,
   Class A...................................    1,472           14,607
   Class C...................................       20              200
   Class I...................................       20              200
International Strategies Fund,
   Class A...................................    1,247           16,869

(1) Amount is less than $500.
(2) Shares less than 500.

Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Trust, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at March 31, 2008.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008
                                  (UNAUDITED)


4.    PURCHASES AND SALES OF SECURITIES

      Purchases and sales of investment securities for all Funds except the Money Market Fund (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended March 31, 2008, were as follows:

                                         LONG TERM (NON-GOVERNMENT)
                                             (REPORTED IN 000S)
                                       -------------------------------
                                        PURCHASES              SALES
                                       ----------             --------
Global Utilities Fund.............       $ 17,621             $ 14,093
International Real Estate
   Securities Fund................         13,116                  448
Market Neutral Fund...............        235,043              232,380
Diversifier PHOLIO................         97,654               25,819
Wealth Accumulator PHOLIO.........          2,342                1,975
Wealth Builder PHOLIO.............         11,638               17,787
Wealth Guardian PHOLIO............          7,507                8,613
Bond Fund.........................         11,095               20,971
CA Tax-Exempt Bond................          4,641                2,956
Core Bond Fund....................          8,483                7,713

                                         LONG TERM (NON-GOVERNMENT)
                                             (REPORTED IN 000S)
                                       -------------------------------
                                        PURCHASES              SALES
                                       ----------             --------
High Yield Fund ..................        $49,365              $57,739
Multi-Sector Fixed Income ........         47,786               40,936
Senior Floating Rate Fund ........         14,980                  720
International Strategies Fund ....         35,237               39,863
Worldwide Strategies Fund ........         35,377               41,555

Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended March 31, 2008, were as follows:

                                       LONG TERM GOVERNMENT SECURITIES
                                             (REPORTED IN 000S)
                                       -------------------------------
                                        PURCHASES              SALES
                                       ----------             --------
Bond Fund ........................        $51,265              $55,304
Core Bond Fund ...................          3,017                5,678
Multi-Sector Fixed Income ........         21,870               33,095

5.    CAPITAL SHARES

      Transactions (reported in 000s) in shares of capital stock during the periods ended as indicated below were as follows:


                                   -----------------------    ------------------------    ------------------------
                                    SHARES       AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                                   ---------   -----------    ----------   -----------    ----------   -----------
---------------------              -----------------------    ------------------------    ------------------------
                                           10/1/07 -                  5/1/07 -                    5/1/06 -
GLOBAL UTILITIES FUND                      3/31/08                    9/30/07                     4/30/07
---------------------              -----------------------    ------------------------    ------------------------
   CLASS A
   Shares sold                         1,138   $    15,572         1,186   $    16,030         2,533   $    31,313
   Reinvestment of distributions         201         2,790           120         1,595            67           780
   Redemptions                          (912)      (12,312)         (821)      (10,721)         (203)       (2,538)
                                   ---------   -----------    ----------   -----------    ----------   -----------

   Net increase / (decrease)             427   $     6,050           485   $     6,904         2,397   $    29,555
                                   =========   ===========    ==========   ===========    ==========   ===========
   CLASS C
   Shares sold                            40   $       538            20   $       262            52   $       649
   Reinvestment of distributions           6            80             3            36             3            29
   Redemptions                            (7)          (94)           (9)         (114)          (30)         (366)
                                   ---------   -----------    ----------   -----------    ----------   -----------
   Net increase / (decrease)              39   $       524            14   $       184            25   $       312
                                   =========   ===========    ==========   ===========    ==========   ===========

------------------------------      ----------------------
  INTERNATIONAL REAL ESTATE               10/1/07 -
     SECURITIES FUND                      3/31/08
------------------------------      ----------------------
     CLASS A
     Shares sold                       1,320   $    12,973
     Reinvestment of distributions        20           175
     Redemptions                         (43)         (376)
                                    --------   -----------

     Net increase / (decrease)         1,297   $    12,772
                                    ========   ===========

     CLASS C
     Shares sold                          25   $       243
     Reinvestment of distributions        -- **          2
     Redemptions                          --            --
                                    --------   -----------
     Net increase / (decrease)            25   $       245
                                    ========   ===========
     CLASS I
     Shares sold                          10   $       100
     Reinvestment of distributions        -- **          1
     Redemptions                          --            --
                                    --------   -----------
     Net increase / (decrease)            10   $       101
                                    ========   ===========

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                     ---------------------     -----------------------     ----------------------
                                     SHARES       AMOUNT        SHARES       AMOUNT          SHARES      AMOUNT
                                     -------   -----------     ---------   -----------     ---------   ----------
-------------------                  ---------------------     -----------------------     ----------------------
                                            10/1/07 -                  11/1/06 -                   11/1/05 -
MARKET NEUTRAL FUND                         3/31/08                    9/30/07                     10/31/06
-------------------                  ---------------------     -----------------------     ----------------------
   CLASS A
   Shares sold                         3,693   $    38,070         3,427   $    37,237         5,692   $   65,052
   Reinvestment of distributions          86           895            88           950            --           --
   Redemptions                          (522)       (5,462)       (6,286)      (68,728)       (7,093)     (81,002)
                                     -------   -----------     ---------   -----------     ---------   ----------
   Net increase / (decrease)           3,257   $    33,503        (2,771)  $   (30,541)       (1,401)  $  (15,950)
                                     =======   ===========     =========   ===========     =========   ==========
   CLASS B
   Shares sold                             8   $        81            21   $       222            41   $      452
   Reinvestment of distributions           2            18             4            45            --           --
   Redemptions                           (67)         (675)         (166)       (1,732)         (320)      (3,550)
                                     -------   -----------     ---------   -----------     ---------   ----------
                                           -
   Net increase / (decrease)             (57)   $     (576)         (141)   $   (1,465)         (279)  $   (3,098)
                                     =======   ===========     =========   ===========     =========   ==========
   CLASS C
   Shares sold                            41   $       409            33   $       350           252   $    2,814
   Reinvestment of distributions           5            45            16           173            --           --
   Redemptions                          (159)       (1,599)       (1,049)      (10,949)       (2,073)     (22,745)
                                     -------   -----------     ---------   -----------     ---------   ----------
   Net increase / (decrease)            (113)  $    (1,145)       (1,000)  $   (10,426)       (1,821)  $  (19,931)
                                     =======   ===========     =========   ===========     =========   ==========

------------------                   ---------------------     -----------------------     ----------------------
                                            10/1/07 -                  8/1/07 -                     8/1/06 -
DIVERSIFIER PHOLIO                          3/31/08                    9/30/07                      7/31/07
------------------                   ---------------------     -----------------------     ----------------------
   CLASS A
   Shares sold                         5,654   $    65,868         1,208   $    13,656         8,790   $   99,697
   Reinvestment of distributions          51           609            36           420            41          460
   Redemptions                        (1,541)      (17,859)         (498)       (5,615)         (405)      (4,654)
                                     -------   -----------     ---------   -----------     ---------   ----------

   Net increase / (decrease)           4,164   $    48,618           746   $     8,461         8,426   $   95,503
                                     =======   ===========     =========   ===========     =========   ==========
   CLASS C
   Shares sold                         2,386   $    27,575           528   $     5,893         5,586   $   62,713
   Reinvestment of distributions          26           300            13           150            10          106
   Redemptions                          (725)       (8,378)         (182)       (2,048)         (168)      (1,912)
                                     -------   -----------     ---------   -----------     ---------   ----------
   Net increase / (decrease)           1,687   $    19,497           359   $     3,995         5,428   $   60,907
                                     =======   ===========     =========   ===========     =========   ==========

-------------------------            ---------------------     -----------------------     ----------------------
                                            10/1/07 -                    8/1/07 -                    8/1/06  -
WEALTH ACCUMULATOR PHOLIO                   3/31/08                      9/30/07                     7/31/07
-------------------------            ---------------------     -----------------------     ----------------------
   CLASS A
   Shares sold                           111   $     1,322            51   $       612           472   $    5,599
   Reinvestment of distributions          13           156             9           112            17          197
   Redemptions                          (113)       (1,379)          (17)         (205)          (64)        (735)
                                     -------   -----------     ---------   -----------     ---------   ----------
   Net increase / (decrease)              11   $        99            43   $       519           425   $    5,061
                                     =======   ===========     =========   ===========     =========   ==========
   CLASS C
   Shares sold                            42   $       498            54   $       659           162   $    1,863
   Reinvestment of distributions           4            48             3            38             6           73
   Redemptions                           (33)         (389)          (15)         (175)          (75)        (888)
                                     -------   -----------     ---------   -----------     ---------   ----------
   Net increase / (decrease)              13   $       157            42   $       522            93   $    1,048
                                     =======   ===========     =========   ===========     =========   ==========

---------------------                ---------------------     -----------------------     ----------------------
                                             10/1/07 -                   8/1/07 -                    8/1/06 -
WEALTH BUILDER PHOLIO                         3/31/08                    9/30/07                     7/31/07
---------------------                ---------------------     -----------------------     ----------------------
   CLASS A
   Shares sold                           318   $     3,908           122   $     1,566           919   $   11,761
   Reinvestment of distributions         145         1,808           169         2,168           201        2,528
   Redemptions                          (591)       (7,235)         (116)       (1,501)       (1,071)     (13,740)
                                     -------   -----------     ---------   -----------     ---------   ----------
   Net increase / (decrease)            (128)  $    (1,519)          175   $     2,233            49   $      549
                                     =======   ===========     =========   ===========     =========   ==========
   CLASS C
   Shares sold                           102   $     1,155           218   $     2,774           734   $    9,313
   Reinvestment of distributions         216         2,716           123         1,566           215        2,681
   Redemptions                          (749)       (9,036)         (197)       (2,542)       (1,384)     (17,498)
                                     -------   -----------     ---------   -----------     ---------   ----------
   Net increase / (decrease)            (431)  $    (5,165)          144   $     1,798          (435)  $   (5,504)
                                     =======   ===========     =========   ===========     =========   ==========

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008
                                   (UNAUDITED)


                                   -----------------------       ---------------------     --------------------
                                    SHARES        AMOUNT         SHARES       AMOUNT       SHARES     AMOUNT
                                   ---------    ----------       -------    ----------     --------  ----------
----------------------             -----------------------       ---------------------     --------------------
                                            10/1/07 -                   8/1/07 -                  8/1/06 -
WEALTH GUARDIAN PHOLIO                       3/31/08                     9/30/07                   7/31/07
----------------------             -----------------------       ---------------------     --------------------
   CLASS A
   Shares sold                           384    $    4,513            67    $      802       617     $    7,397
   Reinvestment of distributions          54           637            71           848        93          1,102
   Redemptions                          (418)       (4,857)         (101)       (1,196)     (461)        (5,500)
                                   ---------    ----------       -------    ----------     --------  ----------
   Net increase / (decrease)              20    $      293            37    $      454       249     $    2,999
                                   =========    ==========       =======    ==========     ========  ==========
   CLASS C
   Shares sold                           110    $    1,268            79    $      938       295     $    3,491
   Reinvestment of distributions          20           235            33           393        41            485
   Redemptions                          (323)       (3,713)         (104)       (1,246)     (635)        (7,500)
                                   ---------    ----------       -------    ----------     --------  ----------
   Net increase / (decrease)            (193)    $  (2,210)            8    $       85      (299)    $   (3,524)
                                   =========    ==========       =======    ==========     ========  ==========

---------                          -----------------------       ---------------------
                                           10/1/07 -                    10/1/06 -
BOND FUND                                  3/31/08                      9/30/07
---------                          -----------------------       ---------------------
   CLASS A
   Shares sold                           258    $    2,681           425    $    4,351
   Reinvestment of distributions          56           578           112         1,143
   Plan of Reorganization                 --            --            --            --
   Redemptions                          (431)       (4,463)         (420)       (4,310)
                                   ---------    ----------       -------    ----------
   Net increase / (decrease)            (117)   $   (1,204)          117    $    1,184
                                   =========    ==========       =======    ==========
   CLASS B
   Shares sold                            70    $      710            25    $      256
   Reinvestment of distributions           6            56            12           120
   Plan of Reorganization                 --            --            --            --
   Redemptions                           (59)         (594)         (150)       (1,513)
                                   ---------    ----------       -------    ----------
   Net increase / (decrease)              17    $      172          (113)   $   (1,137)
                                   =========    ==========       =======    ==========
   CLASS C
   Shares sold                           215    $    2,187            74    $      746
   Reinvestment of distributions           3            28             4            41
   Plan of Reorganization                 --            --            --            --
   Redemptions                          (106)       (1,087)          (64)         (647)
                                   ---------    ----------       -------    ----------
   Net increase / (decrease)             112    $    1,128            14    $      140
                                   =========    ==========       =======    ==========
   CLASS I
   Shares sold                           167    $    1,748           442    $    4,581
   Reinvestment of distributions          70           732           184         1,899
   Plan of Reorganization                 --            --            --            --
   Redemptions                        (1,715)      (17,786)       (1,675)      (17,320)
                                   ---------    ----------       -------    ----------
   Net increase / (decrease)          (1,478)    $ (15,306)       (1,049)    $ (10,840)
                                   =========    ==========       =======    ==========

-----------------------            -----------------------       ---------------------     --------------------
                                            10/1/07 -                   5/1/07 -                  5/1/06 -
CA TAX-EXEMPT BOND FUND                     3/31/08                      9/30/07                   4/30/07
-----------------------            -----------------------       ---------------------     --------------------
   CLASS A
   Shares sold                            26    $      319            10    $      122        55     $    680
   Reinvestment of distributions          34           410            30           362        94        1,161
   Plan of Reorganization                 --            --            --            --         6           72
   (Note 11)
   Redemptions                          (133)       (1,623)         (253)       (3,037)     (499)      (6,124)
                                   ---------    ----------       -------    ----------     -----     --------
   Net increase / (decrease)             (73)   $     (894)         (213)   $   (2,553)     (344)    $ (4,211)
                                   =========    ==========       =======    ==========     =====     ========

   CLASS B
   Shares sold                            --    $       --            --    $       --       -- **   $     -- ++
   Reinvestment of distributions          --            --            --            --       -- **         -- ++
   Plan of Reorganization                 --            --            --            --       (6)          (72)
   (Note 11)
   Redemptions                            --            --            --            --       (7)          (84)
                                   ---------    ----------       -------    ----------     ----      --------
   Net increase / (decrease)              --    $       --            --    $       --       (13)    $   (156)
                                   =========    ==========       =======    ==========     =====     ========
   CLASS I+
   Shares sold                           388    $    4,730            57    $      684       130     $  1,489
   Reinvestment of distributions          19           233            15           183        27          328
   Plan of Reorganization (Note           --            --            --            --     2,503       31,008
   11)
   Redemptions                          (208)       (2,514)          (95)       (1,129)     (296)      (3,526)
                                   ---------    ----------       -------    ----------     -----     --------
   Net increase / (decrease)             199    $    2,449           (23)    $    (262)    2,364     $ 29,299
                                   =========    ==========       =======    ==========     =====     ========

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                     ---------------------       ---------------------       ---------------------
                                      SHARES      AMOUNT         SHARES       AMOUNT         SHARES       AMOUNT
                                     -------   -----------       -------    ----------       -------   -----------
--------------                       ---------------------       ---------------------       ---------------------
                                           10/1/07 -                   11/1/06 -                   11/1/05 -
CORE BOND FUND                             3/31/08                      9/30/07                    10/31/06
--------------                       ---------------------       ---------------------       ---------------------
   CLASS A
   Shares sold                           132   $     1,112           190    $    1,588           201   $     1,657
   Reinvestment of distributions         118           983           233         1,936           278         2,272
   Redemptions                          (469)       (3,926)       (1,014)       (8,437)       (1,726)      (14,118)
                                     -------   -----------       -------    ----------       -------   -----------
   Net increase / (decrease)            (219)  $    (1,831)         (591)   $   (4,913)       (1,247)  $   (10,189)
                                     =======   ===========       =======    ==========       =======   ===========

   CLASS B
   Shares sold                            46   $       382           125    $    1,027            98   $       805
   Reinvestment of distributions           3            24             6            49             9            73
   Redemptions                           (59)         (495)         (150)       (1,237)         (184)       (1,494)
                                     -------   -----------       -------    ----------       -------   -----------
   Net increase / (decrease)             (10)  $       (89)          (19)   $     (161)          (77)  $      (616)
                                     =======   ===========       =======    ==========       =======   ===========

   CLASS C
   Shares sold                            62   $       521            50    $      411            24   $       197
   Reinvestment of distributions           2            21             4            36             5            38
   Redemptions                           (23)         (195)          (64)         (534)          (25)         (204)
                                     -------   -----------       -------    ----------       -------   -----------
   Net increase / (decrease)              41   $       347           (10)   $      (87)            4   $        31
                                     =======   ===========       =======    ==========       =======   ===========

---------------                      ---------------------       ---------------------       ---------------------
                                          10/1/07 -                    11/1/06 -                   11/1/05 -
HIGH YIELD FUND                            3/31/08                      9/30/07                    10/31/06
---------------                      ---------------------       ---------------------       ---------------------
   CLASS A
   Shares sold                           519   $     2,418         2,256    $   11,148         2,756   $    13,448
   Reinvestment of distributions         620         2,871         1,069         5,289         1,202         5,866
   Redemptions                        (2,621)      (12,320)       (4,664)      (23,146)       (6,555)      (32,087)
                                     -------   -----------       -------    ----------       -------   -----------
   Net increase / (decrease)          (1,482)  $    (7,031)       (1,339)   $   (6,709)       (2,597)  $   (12,773)
                                     =======   ===========       =======    ==========       =======   ===========

   CLASS B
   Shares sold                            18   $        82            73    $      352           211   $     1,014
   Reinvestment of distributions           8            39            21           101            33           156
   Redemptions                          (166)         (777)         (503)       (2,458)         (914)       (4,422)
                                     -------   -----------       -------    ----------       -------   -----------
   Net increase / (decrease)            (140)  $      (656)         (409)   $   (2,005)         (670)  $    (3,252)
                                     =======   ===========       =======    ==========       =======   ===========

   CLASS C
   Shares sold                            19   $        88           214    $    1,057           125   $       604
   Reinvestment of distributions           7            34            11            55            10            50
   Redemptions                           (84)         (389)         (121)         (597)         (173)         (841)
                                     -------   -----------       -------    ----------       -------   -----------
   Net increase / (decrease)             (58)  $      (267)          104    $      515           (38)  $      (187)
                                     =======   ===========       =======    ==========       =======   ===========

-----------------                    ---------------------       ---------------------       ---------------------
                                          10/1/07 -                    11/1/06 -                   11/1/05 -
MONEY MARKET FUND                          3/31/08                      9/30/07                    10/31/06
-----------------                    ---------------------       ---------------------       ---------------------
   CLASS A
   Shares sold                        42,262   $    42,262        67,326    $   67,326        95,573   $    95,573
   Reinvestment of distributions       1,737         1,737         3,761         3,761         3,923         3,923
   Redemptions                       (40,643)      (40,643)      (74,042)      (74,042)     (111,112)     (111,112)
                                     -------   -----------       -------    ----------       -------   -----------
   Net increase / (decrease)           3,356   $     3,356        (2,955)   $  (2,955)       (11,616)  $   (11,616)
                                     =======   ===========       =======    ==========       =======   ===========

------------------------------       ---------------------       ---------------------       ---------------------
                                          10/1/07 -                    11/1/06 -                   11/1/05 -
MULTI-SECTOR FIXED INCOME FUND             3/31/08                      9/30/07                    10/31/06
------------------------------       ---------------------       ---------------------       ---------------------
   CLASS A
   Shares sold                           651   $     6,984         1,894    $   20,760         1,911   $    20,550
   Reinvestment of distributions         199         2,115           321         3,523           351         3,769
   Redemptions                        (1,232)      (13,155)       (2,217)      (24,261)       (2,559)      (27,444)
                                     -------   -----------       -------    ----------       -------   -----------
   Net increase / (decrease)            (382)  $    (4,056)           (2)   $       22          (297)  $    (3,125)
                                     =======   ===========       =======    ==========       =======   ===========

   CLASS B
   Shares sold                            89   $       948           210    $    2,306           267   $     2,866
   Reinvestment of distributions          20           217            31           337            36           388
   Redemptions                           (97)       (1,036)         (237)       (2,592)         (592)       (6,341)
                                     -------   -----------       -------    ----------       -------   -----------
   Net increase / (decrease)              12   $       129             4    $       51          (289)  $    (3,087)
                                     =======   ===========       =======    ==========       =======   ===========

   CLASS C
   Shares sold                           271   $     2,907           703    $    7,777           572   $     6,172
   Reinvestment of distributions          34           362            50           544            42           452
   Redemptions                          (346)       (3,707)         (439)       (4,835)         (460)       (4,958)
                                     -------   -----------       -------    ----------       -------   -----------
   Net increase / (decrease)             (41)  $      (438)          314    $    3,486           154   $     1,666
                                     =======   ===========       =======    ==========       =======   ===========

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                        ---------------------       ---------------------       ---------------------
                                        SHARES       AMOUNT         SHARES       AMOUNT        SHARES       AMOUNT
                                        -------    ----------       -------   -----------      -------    -----------
-------------------------               ---------------------
                                             1/31/08 -
SENIOR FLOATING RATE FUND                     3/31/08
-------------------------               ---------------------
   CLASS A
   Shares sold                            1,461    $   14,606
   Reinvestment of distributions             12           123
   Redemptions                               --            --
                                        -------    ----------
   Net increase / (decrease)              1,473    $   14,729
                                        =======    ==========

   CLASS C
   Shares sold                               20    $      200
   Reinvestment of distributions             --             1
   Redemptions                               --            --
                                        -------    ----------
   Net increase / (decrease)                 20    $      201
                                        =======    ==========

   CLASS I
   Shares sold                               20    $      200
   Reinvestment of distributions             --             2
   Redemptions                               --            --
                                        -------    ----------
   Net increase / (decrease)                 20    $      202
                                        =======    ==========

------------------------------          ---------------------       ---------------------      ----------------------
                                              10/1/07 -                   12/1/06 -                   12/1/05 -
INTERNATIONAL STRATEGIES FUND                  3/31/08                     9/30/07                     11/30/06
------------------------------          ---------------------       ---------------------      ----------------------
   CLASS A
   Shares sold                              336    $    4,858           869   $    12,710         1,119   $    13,641
   Reinvestment of distributions             35           510            76         1,092            92         1,059
   Redemptions                             (597)       (8,628)       (1,024)      (15,132)       (1,628)      (20,169)
                                        -------    ----------       -------   -----------      -------    -----------
   Net increase / (decrease)               (226)   $   (3,260)          (79)  $    (1,330)         (417)  $    (5,469)
                                        =======    ==========       =======   ===========      ========   ===========
   CLASS B
   Shares sold                               25    $      338           110   $     1,504           159   $     1,784
   Reinvestment of distributions              2            29             4            51             3            29
   Redemptions                             (120)       (1,614)         (182)       (2,427)         (239)       (2,738)
                                        -------    ----------       -------   -----------      -------    -----------
   Net increase / (decrease)                (93)   $   (1,247)          (68)  $      (872)          (77)  $      (925)
                                        =======    ==========       =======   ===========      ========   ===========

   CLASS C
   Shares sold                               23    $      313            37   $       507            65   $       736
   Reinvestment of distributions              1            13             1            19             1             8
   Redemptions                              (31)         (403)          (50)         (684)          (37)         (413)
                                        -------    ----------       -------   -----------      -------    -----------
   Net increase / (decrease)                 (7)   $     (77)          (12)   $      (158)           29   $       331
                                        =======    ==========       =======   ===========      ========   ===========

-------------------------               ---------------------       ---------------------      ----------------------
                                              10/1/07 -                    7/1/07 -                    7/1/06 -
WORLDWIDE STRATEGIES FUND                      3/31/08                     9/30/07                     6/30/07
-------------------------               ---------------------       ---------------------      ----------------------
   CLASS A
   Shares sold                              135    $    1,462            63   $       768           323   $     3,514
   Reinvestment of distributions            203         2,164           598         6,814           102         1,120
   Redemptions                             (636)       (6,795)         (252)       (3,000)       (1,165)      (12,702)
                                        -------    ----------       -------   -----------      -------    -----------
   Net increase / (decrease)               (298)   $   (3,169)          409   $     4,582          (740)  $    (8,068)
                                        =======    ==========       =======   ===========      ========   ===========

   CLASS B
   Shares sold                               36    $      357            34   $       373            90   $       906
   Reinvestment of distributions              9            88            30           307             3            30
   Redemptions                             (130)       (1,268)          (51)         (551)         (234)       (2,327)
                                        -------    ----------       -------   -----------      -------    -----------
   Net increase / (decrease)                (85)   $     (823)           13   $       129          (141)  $    (1,391)
                                        =======    ==========       =======   ===========      ========   ===========

   CLASS C
   Shares sold                               23    $      231             5   $        53            16   $       160
   Reinvestment of distributions              3            33            10           106             1             9
   Redemptions                              (28)         (265)           (4)          (48)         (166)       (1,484)
                                        -------    ----------       -------   -----------      -------    -----------
   Net increase / (decrease)                 (2)   $       (1)           11   $       111          (149)  $    (1,315)
                                        =======    ==========       =======   ===========      ========   ===========


+     Inception date for Class I is 9/29/06.
++    Amount is less than $500.
**    Shares less than 500.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008
                                   (UNAUDITED)

6.    10% SHAREHOLDERS

      As of March 31, 2008, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below.

                                                   % OF SHARES      NUMBER OF
                                                   OUTSTANDING       ACCOUNTS
                                                   -----------      ---------
      Global Utilities Fund ..................         68%              2
      International Real Estate Securities
         Securities Fund .....................         90%              3
      Market Neutral Fund ....................         64%              1
      Diversifier PHOLIO .....................         36%              2
      Wealth Accumulator PHOLIO ..............         24%              2
      Wealth Builder PHOLIO ..................         31%              1
      Wealth Guardian PHOLIO .................         30%              1
      Bond Fund ..............................         26%              2
      CA Tax-Exempt Bond Fund ................         26%              2
      Senior Floating Rate Fund ..............         97%              1
      International Strategies Fund ..........         13%              1

      The total of affiliated shareholder accounts reported above is ten and the remaining eight accounts are non-affiliated.

      The Funds of Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At March 31, 2008, the Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying funds as detailed below:

                                              WEALTH      WEALTH
                                             BUILDER     GUARDIAN     DIVERSIFIER
                                              PHOLIO       PHOLIO        PHOLIO
                                             -------     --------     -----------
      Phoenix Bond
         Fund--Class A ...................      13%         13%            --
      Phoenix Global Utilities
         Fund--Class A ...................      --          --             57%
      Phoenix Growth Opportunities
         Fund--Class A ...................      15%         --             --
      Phoenix Market Neutral
         Fund--Class A ...................      --          --             65%
      Phoenix Institutional Bond
         Fund--Class Y ...................      10%         --             --
      Phoenix International Real
         Estate Fund--Class A ............      42%         12%            --
      Phoenix International
         Strategies Fund--Class A ........      13%         --             --
      Phoenix Small-Cap
         Sustainable Growth
         Fund--Class A ...................      15%         --             --
      Phoenix Value Opportunities
         Fund--Class A ...................      11%         --             --

      The investments of the Wealth Accumulator PHOLIO do not represent greater than 10% of the underlying funds' total outstanding shares.

7.    ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At March 31, 2008, the Funds held the following illiquid and restricted securities (reported in 000s):

                                                                              MARKET            % OF
                                                                              VALUE              NET
                                                 ACQUISITION  ACQUISITION       AT             ASSETS
                                                    DATE          COST       3/31/08         AT 3/31/08
                                                 -----------  ----------    ----------       ----------
Market Neutral Fund
-------------------
   Telefonica
     Moviles S.A.                                 12/20/01       $    --    $       --          0.0%
   Telefonica Data
     Argentina S.A.                               12/20/01       $    --    $       --          0.0%

Core Bond Fund
--------------
   Greenwich Structured
     ARM Products
     05-5A, N2
     144A 6.611%
     due 9/27/45                                   2/28/06       $   316    $      296          0.5%
   MASTR Resecuritization
     Trust 05-4CI,
     N2 144A 5.606%
     due 4/26/45                                  11/12/06       $   170    $       68          0.1%

High Yield Fund
---------------
   CB Cambridge
     Industries
     Liquidating
     Trust Interests
     0%, 12/24/05                                 12/24/01       $   369    $        6          0.0%
   Poland Telecom
     Finance BV
     Series B
     14%, 12/1/07                                 11/24/97       $ 5,000    $       62          0.1%
   ACG Holdings, Inc.                              12/4/93       $   358    $       --          0.0%

Multi-Sector Fixed Income Fund
------------------------------
   MASTR Alternative
     Net Interest Margin
     06-6 N1 144A
     3.606%, 9/26/46                                8/3/06       $    91    $        4          0.0%
   Northampton Pulp LLC                           12/30/99       $   349            --          0.0%

The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008
                                   (UNAUDITED)

8.    CREDIT RISK AND ASSET CONCENTRATION

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts. High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

      Since the Market Neutral Fund does not clear its own short selling transactions, it has established accounts with its broker for this purpose. This results in concentration of credit risk with the brokerage firm. Such risk, however, is mitigated by the broker's obligation to comply with rules and regulations governing their business activities. These rules and regulations generally require maintenance of net capital and segregation of customer's funds and securities from holdings of the firm. In the event that the clearing broker becomes insolvent, recovery of segregated funds may be limited to a pro rata share of all customer-segregated funds available. In such an instance, the Fund could incur losses to the extent that the recovery amount is less than the total cash and other securities deposited with the clearing broker.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

9.    INDEMNIFICATIONS

      Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown.

      However, the Funds have not had prior claims or losses pursuant to these arrangements.

10.   REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

      In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

      The Company does not believe that the outcome of this matter will be material to these financial statements.

11.   PLANS OF REORGANIZATION

      (All values except for per share amounts are reported in 000s)

      On June 9, 2006, the shareholders of the Turner Strategic Growth Fund ("Strategic Growth"), formerly advised by Turner Investment Management LLC ("Turner"), pursuant to a Plan of Reorganization approved a tax-free reorganization in exchange for shares of the Growth Opportunities Fund. On June 9, 2006, the Growth Opportunities Fund acquired the assets and liabilities of the Strategic Growth Fund. The number and value of Class A shares issued by Growth Opportunities Fund were in amounts equal to the number and value of Class I shares held by Strategic Growth Fund shareholders as of the reorganization date. The financial information of the Fund through June 9, 2006 is that of the Turner Strategic Growth Fund.

      Effective September 28, 2006, the CA Tax-Exempt Bond Fund's Class B shares were converted to Class A shares at their net asset value. Class B shares have ceased to exist and are no longer available for sale.

      On October 6, 2006, the Fund acquired all of the net assets of the Phoenix CA Intermediate Tax-Free Bond Fund ("CA Intermediate Tax-Free Bond Fund") of the Phoenix Asset Trust pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Phoenix Asset Trust on July 28, 2006. The acquisition was accomplished by a tax-free exchange of 2,503 Class I shares (f/k/a Class X) of the CA Tax-Exempt Bond Fund outstanding on October 6, 2006 (valued at $31,008) for 2,950 Class I (f/k/a Class X) shares of the CA Intermediate Tax-Free Bond Fund outstanding on October 6, 2006. The Intermediate Tax-Free Bond Fund had net assets on that date of $31,008 including $263 of net appreciation, which were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $75,668. The shareholders of the CA Intermediate Tax-Free Bond Fund received for each share owned approximately 0.85 Class I shares (f/k/a Class X) of the same class of the Fund.

      Effective March 10, 2008 the Phoenix Growth Opportunities Fund, a former series of Phoenix Opportunities Trust ("Predecessor Fund"), has been reorganized into a fund named Phoenix Growth Opportunities Fund, a series of Phoenix Equity Trust ("Successor Fund"). The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio management are the same as those of its Predecessor Fund and remain unchanged.

12.   EXEMPTIVE ORDER

      On June 5, 2006, the SEC issued an order under Section 12(d) (1) (J) of the Investment Company Act ("1940 Act") granting an exemption from Sections 12(d) (1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange traded funds.

                           PHOENIX OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 MARCH 31, 2008
                                   (UNAUDITED)

13.   FEDERAL INCOME TAX INFORMATION
      (amounts reported in 000s)

      The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                                        EXPIRATION YEAR
                                ---------------------------------------------------------------------------------------------------
                                  2008       2009        2010      2011        2012         2013      2014      2015         TOTAL
                                --------   --------    -------   ---------   --------     -------   --------  ---------   ---------
Market Neutral................  $  5,119   $     --    $    --   $  10,522   $     --     $    --   $  7,528  $   6,775   $  29,944
Diversifier PHOLIO(SM)........        --         --         --          --         --          --         --        882         882
Wealth Accumulator
   PHOLIO(SM).................        --         --         --          --         --          --         --          6           6
Bond Fund.....................        --         --         --          --        274         408         41        494       1,217
CA Tax-Exempt Bond
   Fund.......................        --         --         --          --         --          --         --        147         147
Core Bond Fund................     8,192         --      2,929          --      7,849          --        782         --      19,752
High Yield Fund...............    27,836     66,603     70,135      21,888         --          --        143         --     186,605
Money Market Fund.............        --         --         --          --         --          --         --          5           5
Multi-Sector Fixed
   Income Fund................     9,038      7,667     13,774          --         --          --         --         --      30,479
International Strategies
   Fund.......................        --         --         --       1,195         --          --         --         --       1,195

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

14.   OTHER

      On February 7, 2008, PNX announced that it intends to spin off its asset management subsidiary ("spin-off"), Phoenix Investment Partners, Ltd. ("PXP"), to PNX' shareholders. The Fund's Administrator and Transfer Agent PEPCO, a subsidiary of PXP, and the Fund's Adviser, PIC, also a subsidiary of PXP, are also intended to be part of the spin-off.

15.   SUBSEQUENT EVENT

      The Board of Trustees of the Phoenix Insight Funds Trust (the "Board"), on behalf of the Phoenix Insight Bond Fund, has unanimously approved the merger of the Phoenix Insight Bond Fund with and into the Phoenix Bond Fund, a series of the Phoenix Opportunities Trust. The merger will take place on May 16, 2008.

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13-16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds (1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' subadvisers, including (a) PIC's ability to select and monitor the subadvisers; (b) PIC's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of PIC's management and other personnel;
(e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and
(h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

With respect to the subadvisory Agreements, the Board noted that each subadviser provided information with respect to portfolio management, compliance with the respective Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the subadvisory Agreements, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to manage its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each subadviser were reasonable and beneficial to the Funds and their shareholders.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

----------
(1) During the period being reported, the only Fund that did not employ a manager of managers structure was the Phoenix Growth & Income Fund, which is a series of Phoenix Equity Series Fund. PIC acted as the adviser for that Fund without employing a subadviser, which means that PIC provided for that Fund the services that for the other Funds were provided by subadvisers. The Board considered the PIC Agreement with respect to that Fund in that context.

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                            BY THE BOARD OF TRUSTEES
                             (UNAUDITED) (CONTINUED)

After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the subadviser would be replaced in a timely manner.

PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

The Board did not separately review profitability information for each subadviser, noting that the subadvisory fees are paid by PIC rather than the Funds.

MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

The Board did not receive comparative fee information relating specifically to subadvisory fees, in light of the fact that the subadvisory fees are paid by PIC and not by the Funds.

ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

In considering the subadvisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

            CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
         PHOENIX INTERNATIONAL REAL ESTATE SECURITIES FUND (THE "FUND")
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

The Board of Trustees of the Phoenix Opportunities Trust (the "Trust"), along with the Boards of Trustees of the other trusts in the Phoenix family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Phoenix Funds. At a meeting held on May 30, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved each Agreement for the Fund, as further discussed below. In approving each Agreement, the Board determined that the retention of the adviser and subadviser was in the best interests of the Fund and its shareholders.

In reaching their decisions, the Board considered information for other Phoenix Funds furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the approval review process. During the approval review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Fund would be managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of the Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. Therefore, in considering the Agreement with PIC as adviser the Trustees considered PIC's existing process for supervising and managing the other Phoenix Funds subadvisers, including (a) PIC's ability to select and monitor the subadvisers;
(b) PIC's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered:
(d) the experience, capability and integrity of PIC's management and other personnel; (e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Phoenix Funds; and (h) PIC's supervision of the Phoenix Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Phoenix Fund shareholders as a result of being part of the Phoenix family of funds, including the right to exchange investments between the same class of Phoenix Funds without a sales charge, the ability to reinvest Phoenix Fund dividends into other Phoenix Funds and the right to combine holdings in other Phoenix Funds to obtain a reduced sales charge.

With respect to the subadvisory Agreement, the Board noted that Duff & Phelps Investment Management Co. (the "Subadviser") provided information with respect to portfolio management, compliance with the Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the approval of the subadvisory Agreement, the Board considered the Subadviser's investment management process, including (a) the experience, capability and integrity of the Subadviser's management and other personnel committed by the Subadviser to manage the Fund; (b) the financial position of the Subadviser; (c) the quality and commitment of the Subadviser's regulatory and legal compliance policies, procedures and systems and (d) the Subadviser's brokerage and trading practices.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and the Subadviser were reasonable and beneficial to the Fund and its shareholders.

INVESTMENT PERFORMANCE. Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. However, the Board did review prior performance of a composite of accounts managed by the Subadviser in a similar strategy to the Fund.

After considering the information presented, the Board ultimately concluded that it should approve the Agreements.

PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. The Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Fund including the contractual reimbursements that would be provided to the Fund in order to limit the total expenses incurred by the Fund and its shareholders. The Board noted that the profitability appeared reasonable and concluded that the profitability to PIC from the Fund was reasonable in light of the quality of all services rendered to the Fund by PIC and its affiliates.

The Board did not separately review profitability information for the Subadviser, noting that the subadvisory fees are paid by PIC rather than by the Fund.

MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of the Fund, the Board reviewed information provided by PIC and comparisons to other funds in the Fund's peer group. The Board also noted the contractual reimbursements that would be provided to the Fund in order to limit the total expenses incurred by the Fund and its shareholders. Based upon the information presented by PIC, the Trustees determined that the management fees charged by PIC and the total expenses of the Fund were reasonable.

While the Board acknowledged that the subadvisory fees to be paid would be paid by PIC and not by the Fund, the Board received comparative fee information relating to other funds in the Fund's peer group relative to the subadvisory fees. The Board noted that the subadvisory fees appeared to be reasonable in light of the quality of services to be rendered by the Subadviser.

ECONOMIES OF SCALE. The Board noted that the management fees for the Fund included breakpoints based on assets under management, and contractual reimbursements which would also be in place for the Fund. The Board determined that PIC and the Fund likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Fund would have an opportunity to benefit from these economies of scale.

In considering the subadvisory Agreement, the Board also considered the existence of any economies of scale and whether they would be passed along to the Fund's shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the Subadviser level.

     CONSIDERATION OF SUBADVISORY AGREEMENT FOR PHOENIX MARKET NEUTRAL FUND
                      (THE "FUND") BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

INTRODUCTION

The Board, including a majority of the independent Trustees, last renewed the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel (the "Adviser") and the Fund, and the investment subadvisory agreement between the Adviser and Euclid Advisors LLC ("Euclid"), at a meeting held on November 13-16, 2007. The Board noted, however, that although Euclid was being reapproved as the current subadviser, Management was proposing that The Boston Company Asset Management, LLC ("Boston Company") be appointed as a new subadviser to the Fund, and enter into a new subadvisory agreement (the "Subadvisory Agreement") which, if approved by the Board and shareholders, would be effective in early January, 2008. The Board noted Management's representations that the Fund would benefit from the Boston Company's stronger performance history in its management of similar market neutral strategies to the Fund's.

In evaluating the proposal to appoint the Boston Company the Board requested and evaluated information provided by the Adviser and the Boston Company which, in the Board's view, constituted information necessary for the Board to form a judgment as to whether entering into the Subadvisory Agreement with the Boston Company would be in the best interests of the Fund and its shareholders. Prior to making its final decision, the Board met privately with their independent counsel to discuss the information provided.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors. In recommending that shareholders approve this proposal, the Trustees considered various factors, including:

      1) the nature, extent and quality of the services to be provided by the Boston Company, with its market neutral strategy combining quantitative and fundamental analysis, which is diversified over a blend of uncorrelated equity strategies. The Trustees reviewed biographical information for each Boston Company portfolio manager who would be providing services under the Subadvisory Agreement and noted the breadth and depth of experience presented with the team leaders having 48 years of cumulative experience;

      2) that the Boston Company's equities investment management is team managed, and the core team members have been working together since 1991;

      3) the rate of the investment subadvisory fee that would be paid by the Adviser (and not the Fund) under the Subadvisory Agreement, and the advisory fee paid by the Fund, both of which would remain unchanged, at this time, from the fees paid under the previous subadvisory agreement and Advisory Agreement;

      4) the performance of a composite of the prior performance of all discretionary private accounts managed by the Boston Company with substantially similar investment objectives, strategies and policies as the Fund, which outperformed the Fund over the one-, three- and five-year periods, and outperformed the Citigroup 3-Month T-bill Index over the three- and five-year periods. The Index is an average of the last three three-month Treasury bill issues; and

      5) the fact that there are no other tangible benefits to the Boston Company in providing investment advisory services to the Fund, other than the fee to be earned underthe Subadvisory Agreement. There may be certain intangible benefits gained to the extent that serving the Fund could enhance the Boston Company's reputation in the marketplace, and, therefore, would enable the Boston Company to attract additional client relationships.

In considering the profitability to the Boston Company of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement were paid by the Adviser out of the advisory fees that it receives under the Advisory Agreement, and that the subadvisory fees would be paid at the same level as under the previous subadvisory agreement. For these reasons, the profitability to the Boston Company of its relationship with the Fund was not a material factor in the Board's deliberations at this time. For similar reasons, the Board did not consider the potential economies of scale in the Boston Company's management of the Fund to be a material factor in its consideration at this time. Based on all the foregoing reasons, the Board concluded that the proposed Subadvisory Agreement was favorable for shareholders because shareholders could benefit from management of the Fund's assets by the equities investment team at the Boston Company.

            CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
                 PHOENIX SENIOR FLOATING RATE FUND (THE "FUND")
                            BY THE BOARD OF TRUSTEES
                                   (UNAUDITED)

The Board of Trustees of the Phoenix Opportunities Trust (the "Trust"), along with the Boards of Trustees of the other trusts in the Phoenix family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Phoenix Funds. At a meeting held on November 15, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved each Agreement for the Fund, as further discussed below. In approving each Agreement, the Board determined that the retention of the adviser and subadviser was in the best interests of the Fund and its shareholders.

In reaching their decisions, the Board considered information for other Phoenix Funds furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the approval review process. During the approval review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Fund would be managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of the Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. Therefore, in considering the Agreement with PIC as adviser the Trustees considered PIC's existing process for supervising and managing the other Phoenix Funds subadvisers, including (a) PIC's ability to select and monitor the subadvisers;
(b) PIC's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered:
(d) the experience, capability and integrity of PIC's management and other personnel; (e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Phoenix Funds; and (h) PIC's supervision of the Phoenix Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Phoenix Fund shareholders as a result of being part of the Phoenix family of funds, including the right to exchange investments between the same class of Phoenix Funds without a sales charge, the ability to reinvest Phoenix Fund dividends into other Phoenix Funds and the right to combine holdings in other Phoenix Funds to obtain a reduced sales charge.

With respect to the subadvisory Agreement, the Board noted that Goodwin Capital Advisers, Inc. (the "Subadviser") provided information with respect to portfolio management, compliance with the Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the approval of the subadvisory Agreement, the Board considered the Subadviser's investment management process, including (a) the experience, capability and integrity of the Subadviser's management and other personnel committed by the Subadviser to manage the Fund; (b) the financial position of the Subadviser; (c) the quality and commitment of the Subadviser's regulatory and legal compliance policies, procedures and systems and (d) the Subadviser's brokerage and trading practices.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and the Subadviser were reasonable and beneficial to the Fund and its shareholders.

INVESTMENT PERFORMANCE. Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. While the Board noted that the Subadviser did not currently manage any other accounts in the same style, the Board did note the subadviser's previous investment experience with senior floating rate securities.

After considering the information presented, the Board ultimately concluded that it should approve the Agreements.

PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. The Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Fund including the contractual reimbursements that would be provided to the Fund in order to limit the total expenses incurred by the Fund and its shareholders. The Board noted that the profitability appeared reasonable and concluded that the profitability to PIC from the Fund was reasonable in light of the quality of all services rendered to the Fund by PIC and its affiliates.

The Board did not separately review profitability information for the Subadviser, noting that the subadvisory fees are paid by PIC rather than by the Fund.

MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of the Fund, the Board reviewed information provided by PIC and comparisons to other funds in the Fund's peer group. The Board also noted the contractual reimbursements that would be provided to the Fund in order to limit the total expenses incurred by the Fund and its shareholders. Based upon the information presented by PIC, the Trustees determined that the management fees charged by PIC and the total expenses of the Fund were reasonable.

While the Board acknowledged that the subadvisory fees to be paid would be paid by PIC and not by the Fund, the Board received comparative fee information relating to other funds in the Fund's peer group relative to the subadvisory fees. The Board noted that the subadvisory fees appeared to be reasonable in light of the quality of services to be rendered by the Subadviser.

ECONOMIES OF SCALE. The Board noted that the management fees for the Fund included breakpoints based on assets under management, and contractual reimbursements which would also be in place for the Fund. The Board determined that PIC and the Fund likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Fund would have an opportunity to benefit from these economies of scale.

In considering the subadvisory Agreement, the Board also considered the existence of any economies of scale and whether they would be passed along to the Fund's shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the Subadviser level.

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX OPPORTUNITIES TRUST
                                DECEMBER 27, 2007
                                  (UNAUDITED)

At a special meeting of shareholders of Phoenix Market Neutral Fund, a series of Phoenix Opportunities Trust, held on December 27, 2007, shareholders voted on the following proposals:

NUMBER OF ELIGIBLE UNITS VOTED:

                                                    FOR             AGAINST     ABSTAIN
                                                 ---------          -------     -------
To approve a Subadvisory Agreement
between Phoenix Investment
Counsel, Inc. and The Boston
Company Asset Management, LLC .............      4,363,841           5,972      23,863

To approve a proposal to permit
Phoenix Investment Counsel, Inc.
to hire and replace subadvisers
or to modify subadvisory agreements
without shareholder approval ..............      4,335,240          33,923      24,513

PHOENIX OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

  TRUSTEES
  George R. Aylward
* E. Virgil Conway
* Harry Dalzell-Payne
* Francis E. Jeffries
  Leroy Keith, Jr.
  Philip R. McLoughlin, Chairman
  Geraldine M. McNamara
  James M. Oates
  Richard E. Segerson
  Ferdinand L.J. Verdonck
  OFFICERS
  George R. Aylward, President
  Nancy G. Curtiss, Senior Vice President
  Marc Baltuch, Vice President and
     Chief Compliance Officer
  W. Patrick Bradley, Chief Financial Officer and Treasurer
  Kevin J. Carr, Vice President, Chief Legal
     Officer, Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                 1-800-243-1574
Advisor Consulting Group             1-800-243-4361
Telephone Orders                     1-800-367-5877
Text Telephone                       1-800-243-1926
Web site                           PHOENIXFUNDS.COM

* Pursuant to the Trust's retirement policy, Messrs. Conway, Dalzell-Payne and Jeffries will retire from the Board of Trustees in May, 2008.

--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                                                            ---------------
                                                               PRESORTED
                                                               STANDARD
                                                             U.S. POSTAGE
                                                                 PAID
                                                            Lancaster, PA
                                                            Permit No. 1793
                                                            ---------------

[LOGO]

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

PXP5031a
BPD34821                                                             3-08

                                                               [LOGO OMITTED]
                                                                  PHOENIX

--------------------------------------------------------------------------------

                                                            SEMIANNUAL REPORT


Phoenix Foreign Opportunities Fund










                    |                          |      WOULDN'T YOU RATHER
                    |                          |      HAVE THIS DOCUMENT
TRUST NAME:         |                          |      E-MAILED TO YOU?
PHOENIX             |                          |      ELIGIBLE SHAREHOLDERS CAN
OPPORTUNITIES       |                          |      SIGN UP FOR E-DELIVERY AT
TRUST               |      March 31, 2008      |      PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED    |      NO BANK GUARANTEE   |      MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders...................................................     1

Disclosure of Fund Expenses...............................................     4

Schedule of Investments...................................................     6

Statement of Assets and Liabilities.......................................    10

Statement of Operations...................................................    11

Statement of Changes in Net Assets........................................    12

Financial Highlights......................................................    14

Notes to Financial Statements.............................................    16

Consideration of Advisory and Sub-Advisory
   Agreements by the Board of Trustees ...................................    27




--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS





Dear PhoenixFunds Shareholder:

Whether we are headed into a recession or firmly entrenched in one, consumers are uncomfortable. Preserving assets has become a critical concern as investors deal with falling home values, tightening credit standards, job worries and high energy prices. At Phoenix Investment Partners, we are committed to helping investors succeed over the long term and we strive to provide investors with choice.

The start of 2008 was rife with investor confusion caused, in part, by weakness in the equity markets, conflicting economic news, continued liquidity issues, a plummeting dollar, and a weakening of world markets. The U.S. economy has slowed considerably--it may even be shrinking slightly. A weaker economy could cause a reduction in revenues for corporations, as well as state and local governments. In response, many investors have moved money into Treasury securities, considered to be safe from the risk of default. This flight to the relative safety of Treasuries has driven their prices up and their yields down, compared with other securities, including municipal bonds.

Look at recent performance through the lens of history: Through February 29, the S&P 500 had fallen 9.05% YTD, the worst two-month start to a year since 1933 (when the market fell 17%). March's return moderated somewhat, losing only 0.43%, bringing the year-to-date return to -9.44%. Since 1925, there have been five worse quarters than this, four were in the 1930s and the fifth was the first quarter of 2001 when the S&P 500 lost 11.85%.

While the overall market performance for the quarter is somewhat indicative of the state of the economy, the absolute numbers don't tell the whole story; volatility does. The volatility of the S&P 500 in the first quarter ranks an historic fifth of all time, since 1925, as measured by the number of days when the market moved by more than 1%.

Thoughtful investment planning calls for a well-diversified portfolio to help moderate the impact of market volatility. PhoenixFunds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

This report for the fiscal period ended March 31, 2008 includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period.

It is important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. We are committed to providing you with best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions. It is our privilege to serve you.



Sincerely,

/s/ George R. Aylward
-----------------------------
George R. Aylward
President, PhoenixFunds

APRIL 2008


PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                         THIS PAGE INTENTIONALLY BLANK.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                    DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 TO MARCH 31, 2008


     We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Phoenix Foreign Opportunities Fund (the "Fund"), a fund in the Phoenix Opportunities Trust Fund you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your fund's costs in two ways.

ACTUAL EXPENSES
     This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
              DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
         FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 TO MARCH 31, 2008


EXPENSE TABLE
--------------------------------------------------------------------------------
                  Beginning          Ending                            Expenses
                   Account           Account        Annualized           Paid
                    Value             Value          Expense            During
                October 1, 2007   March 31, 2008      Ratio             Period*
--------------------------------------------------------------------------------
FOREIGN OPPORTUNITIES FUND
ACTUAL
Class A          $1,000.00         $  920.30           1.36%            $ 6.53
Class C           1,000.00            916.80           2.11              10.11
Class I           1,000.00            921.70           1.11               5.33

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A           1,000.00          1,018.12           1.36               6.89
Class C           1,000.00          1,014.32           2.11              10.68
Class I           1,000.00          1,019.38           1.11               5.62

* Expenses are equal to the Fund's annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
     (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 days to reflect the one-half year period.

     You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                       PHOENIX FOREIGN OPPORTUNITIES FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                  (UNAUDITED)

--------------------------------------------------------------------------------
                              COUNTRY WEIGHTINGS*

                United Kingdom                                  15%
                India                                           12
                Switzerland                                      9
                Japan                                            5
                Hong Kong                                        5
                Netherlands                                      5
                Canada                                           4
                Other (includes short-term investments)         45

                * As a % of total investments.

--------------------------------------------------------------------------------

                                                                    VALUE
                                                      SHARES        (000)
                                                    ---------    -----------
FOREIGN COMMON STOCKS(c)--95.8%

AUSTRALIA--1.7%
BHP Billiton Ltd.
  (Diversified Metals & Mining)                       178,200    $     5,832
Woolworths Ltd.
  (Food Retail)                                             1             --(j)
WorleyParsons Ltd.
  (Oil & Gas Equipment &
  Services)(f)                                        541,221         16,555
                                                                 -----------
                                                                      22,387
                                                                 -----------
BELGIUM--3.4%
InBev N.V. (Brewers)                                  495,145         43,573

BRAZIL--4.5%
Banco Itau Holding
  Financieira SA ADR
  (Diversified Banks)                                 615,800         14,015
Petroleo Brasileiro SA ADR
  (Integrated Oil & Gas)                              384,261         39,237
Souza Cruz SA (Tobacco)                               197,700          5,104
                                                                 -----------
                                                                      58,356
                                                                 -----------
CANADA--4.6%
Canadian Natural Resources
  Ltd. (Oil & Gas Exploration
  & Production)                                       580,320         39,728
Suncor Energy, Inc.
  (Integrated Oil & Gas)                              199,200         19,254
                                                                 -----------
                                                                      58,982
                                                                 -----------


                                                                    VALUE
                                                      SHARES        (000)
                                                    ---------    -----------
DENMARK--1.1%
Novo Nordisk A/S
  Class B (Pharmaceuticals)(f)                        205,900    $    14,080

FINLAND--2.5%
Nokia Oyj
  (Communications Equipment)                        1,044,000         33,030

FRANCE--2.6%
Air Liquide
  (Industrial Gases)(f)                               118,000         17,990
L'Oreal SA (Personal
  Products)(f)                                        121,300         15,405
                                                                 -----------
                                                                      33,395
                                                                 -----------
GERMANY--5.6%
Deutsche Boerse AG
  (Specialized Finance)(f)                            339,720         54,722
RWE AG (Multi-Utilities)(f)                           148,400         18,242
                                                                 -----------
                                                                      72,964
                                                                 -----------
HONG KONG--5.3%
Cheung Kong Holdings Ltd.
  (Real Estate Management &
  Development)                                        914,000         12,977
China Mobile Ltd. (Wireless
  Telecommunication Services)                         342,600          5,098
China Mobile Sponsored ADR Ltd.
  (Wireless Telecommunication
  Services)(f)                                         88,700          6,653



                       See Notes to Financial Statements

                       PHOENIX FOREIGN OPPORTUNITIES FUND

                                                                    VALUE
                                                      SHARES        (000)
                                                    ---------    -----------
HONG KONG--(CONTINUED)
CNOOC Ltd. (Oil & Gas
  Exploration & Production)                         15,796,200   $    23,341
Jardine Matheson Holdings
  Ltd. (Multi-Sector Holdings)                        670,284         21,168
                                                                 -----------
                                                                      69,237
                                                                 -----------
INDIA--13.7%
ABB Ltd. India
  (Electrical Components
  & Equipment)                                        271,153          7,975
Bharat Heavy Electricals Ltd.
  (Electrical Components& Equipment)                  196,482         10,095
Bharti Airtel Ltd. (Integrated
  Telecommunication Services)(b)                    1,527,911         31,467
HDFC Bank Ltd. (Diversified
  Banks)                                              615,485         20,423
HDFC Bank Ltd. ADR
  (Diversified Banks)(f)                              299,802         29,453
Housing Development
  Finance Corp.
  (Consumer Finance)                                  539,390         31,994
India Infoline Ltd.
  (Investment Banking & Brokerage)                    195,406          3,744
Infrastructure Development
  Finance Co. Ltd. (Consumer Finance)               4,183,700         15,746
ITC Ltd. (Tobacco)                                  2,592,200         13,326
United Spirits Ltd. (Brewers)                         366,960         13,737
                                                                 -----------
                                                                     177,960
                                                                 -----------
IRELAND--0.0%
Anglo Irish Bank Corp. plc
  (Diversified Banks)                                       2             --(j)

ITALY--1.0%
Maire Tecnimont S.p.A.
  (Construction & Engineering)(b)                   2,448,400         12,369



                                                                    VALUE
                                                      SHARES        (000)
                                                    ---------    -----------
JAPAN--5.8%
Japan Tobacco, Inc. (Tobacco)                           3,442    $    17,231
Millea Holdings, Inc.
  (Property & Casualty Insurance)                     773,100         28,541
Secom Co. Ltd. (Diversified
  Commercial & Professional Services)(f)              613,500         29,789
                                                                 -----------
                                                                      75,561
                                                                 -----------
MEXICO--2.8%
America Movil S.A.B. de C.V.
  ADR Series L (Wireless
  Telecommunication Services)                         560,253         35,683

NETHERLANDS--5.2%
Schlumberger Ltd. (Oil & Gas
  Equipment & Services)(e)                            503,400         43,796
Schlumberger Ltd. (Oil & Gas
  Equipment & Services)(d)                             20,000          1,759
Unilever N.V. (Packaged
  Foods & Meats)                                      634,400         21,303
                                                                 -----------
                                                                      66,858
                                                                 -----------
NORWAY--2.2%
Orkla ASA (Industrial
  Conglomerates)(f)                                 2,235,775         28,318

SINGAPORE--1.1%
Keppel Corp. Ltd.
  (Industrial Conglomerates)                        1,919,400         13,805

SPAIN--2.4%
Enagas S.A. (Gas Utilities)(f)                      1,040,101         31,084

SWITZERLAND--10.6%
Kuehne & Nagel
  International AG (Marine)                           195,083         19,516
Lindt & Spruengli AG
  (Packaged Foods & Meats)                              2,912          9,676



                       See Notes to Financial Statements

                       PHOENIX FOREIGN OPPORTUNITIES FUND

                                                                    VALUE
                                                      SHARES        (000)
                                                    ---------    -----------
SWITZERLAND--(CONTINUED)
Nestle S.A. Registered Shares
  (Packaged Foods & Meats)(h)                         107,558    $    53,747
Nestle S.A. Registered Shares
  (PackagedFoods & Meats)(i)                            6,600          3,298
Novartis AG Registered Shares
  (Pharmaceuticals)                                   267,000         13,685
Roche Holding AG Registered Shares
  (Pharmaceuticals)                                   195,204         36,737
                                                                 -----------
                                                                     136,659
                                                                 -----------
UNITED KINGDOM--17.2%
British American Tobacco plc
  (Tobacco)                                         2,064,626         77,485
Diageo plc (Distillers &
  Vintners)                                           817,364         16,481
Imperial Tobacco Group
  plc (Tobacco)                                       708,872         32,611
Reckitt Benckiser Group plc
  (Household Products)                                536,492         29,717
SABMiller plc (Brewers)                             1,133,989         24,846
Tesco plc (Food Retail)                             5,457,090         41,047
                                                                 -----------
                                                                     222,187
                                                                 -----------
UNITED STATES--2.5%
Core Laboratories N.V.
  (Oil & Gas Equipment &
  Services)(b)(f)                                     273,097         32,580
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,137,614)                                       1,239,068
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.8%
(IDENTIFIED COST $1,137,614)                                       1,239,068
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--16.8%

MONEY MARKET MUTUAL FUNDS--11.4%
State Street Navigator Prime Plus
  (3.182% seven-day effective yield)(g)           148,005,692    $   148,006


                                                       PAR
                                                      VALUE
                                                      (000)
                                                    ---------
FEDERAL AGENCY SECURITIES(k)--5.4%

FHLB
  1.500% due 4/1/08                                 $  40,055         40,055
  1.550% due 4/2/08(f)                                 17,400         17,399
  2.000% due 4/3/08                                    12,085         12,084
                                                                 -----------
                                                                      69,538
                                                                 -----------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $217,544)                                           217,544
----------------------------------------------------------------------------
TOTAL INVESTMENTS--112.6%
(IDENTIFIED COST $1,355,158)                                       1,456,612(a)

Other assets and liabilities, net--(12.6)%                          (162,607)
                                                                 -----------
NET ASSETS--100.0%                                               $ 1,294,005
                                                                 ===========


                       See Notes to Financial Statements

                       PHOENIX FOREIGN OPPORTUNITIES FUND


At March 31, 2008, the Fund had entered into forward currency contracts as follows (reported in 000s):
                                                                   Net
                                                                Unrealized
Contract         In Exchange       Settlement                  Appreciation
 to Sell             for              Date        Value       (Depreciation)
----------       ------------     ------------  ----------    ---------------
GBP 72,010       USD 141,035        9/25/08      $(140,848)       $   187
                                                                  =======

ABBREVIATIONS:
ADR - American Depositary Receipt
Alt-X Exchange - The Alternative Exchange
FHLB - Federal Home Loan Bank
GBP - British Pound Sterling
USD - United States Dollar
Virt-X Exchange - Pan-European Blue Chip Stock Exchange

FOOTNOTE LEGEND:

(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $144,248 and gross depreciation of $46,945 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,359,309.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(d)  Shares traded on Alt-X Exchange.
(e)  Shares traded on NYSE.
(f)  All or a portion of security is on loan.
(g) Represents security purchased with cash collateral received for securities on loan.
(h)  Shares traded on Virt-x Exchange.
(i)  Shares traded on Swiss Exchange.
(j)  Amount is less than $500.
(k)  The rate shown is the discount rate.

                       See Notes to Financial Statements

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2008
                                  (UNAUDITED)


(Reported in thousands except per share amounts)

ASSETS
Investment securities at value+@ ............................   $  1,456,612
Foreign currency at value* ..................................          1,606
Cash ........................................................              4
Receivables
  Fund shares sold ..........................................          6,589
  Investment securities sold ................................          6,309
  Dividends .................................................          3,946
  Tax reclaims ..............................................            196
Unrealized appreciation on forward currency contracts .......            187
Prepaid expenses ............................................             79
Other assets ................................................             13
                                                                 -----------
     Total assets ...........................................      1,475,541
                                                                 -----------
LIABILITIES
Payables
  Fund shares repurchased ...................................          2,262
  Investment securities purchased ...........................         29,263
  Upon return of securities loaned ..........................        148,006
  Investment advisory fee ...................................            873
  Foreign capital gain taxes ................................            388
  Distribution and service fees .............................            260
  Transfer agent fee ........................................            152
  Administration fee ........................................             89
  Professional fee ..........................................             33
  Trustees' fee .............................................             14
  Trustee deferred compensation plan ........................             13
  Other accrued expenses ....................................            183
                                                                 -----------
     Total liabilities ......................................        181,536
                                                                 -----------
NET ASSETS ..................................................    $ 1,294,005
                                                                 ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ............    $ 1,199,959
Undistributed net investment income (loss) ..................          1,704
Accumulated net realized loss ...............................         (9,053)
Net unrealized appreciation .................................        101,395
                                                                 -----------
NET ASSETS ..................................................    $ 1,294,005
                                                                 ===========

CLASS A
Net asset value (Net assets/shares outstanding) per share ...         $25.71
Offering price per share $25.71/(1-5.75%) ...................         $27.28
Shares of beneficial interest outstanding, $0.001
  par value, unlimited authorization ........................         28,918
Net Assets ..................................................    $   743,503

CLASS C
Net asset value (Net assets/shares outstanding) and
  offering price per share ..................................         $25.47
Shares of beneficial interest outstanding, $0.001 par
  value, unlimited authorization ............................          4,750
Net Assets ..................................................    $   121,009

CLASS I
Net asset value (Net assets/shares outstanding)
  and offering price per share ..............................         $25.74
Shares of beneficial interest outstanding, $0.001 par
  value, unlimited authorization ............................         16,688
Net Assets ..................................................    $   429,493

+  Investment securities at cost ............................      1,355,158
*  Foreign currency at cost .................................          1,521
@  Market value of securities on loan .......................        150,540


                       See Notes to Financial Statements

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2008
                                  (UNAUDITED)

(Reported in thousands)

                                                                  10/1/07 -
                                                                   3/31/08
                                                                 -----------
INVESTMENT INCOME
Dividends ................................................       $     9,406
Interest .................................................             1,066
Security lending .........................................               464
Foreign taxes withheld ...................................              (639)
                                                                 -----------
     Total investment income .............................            10,297
                                                                 -----------
EXPENSES
Investment advisory fee ..................................             5,411
Service fees, Class A ....................................               899
Distribution and service fees, Class C ...................               592
Transfer agent ...........................................               585
Administration fee .......................................               535
Custodian ................................................               429
Printing .................................................                62
Registration .............................................                61
Trustees .................................................                51
Professional .............................................                39
Miscellaneous ............................................                70
                                                                 -----------
     Total expenses ......................................             8,734
Less expenses reimbursed by investment adviser ...........              (189)
Custodian fees paid indirectly ...........................                (4)
                                                                 -----------
     Net expenses ........................................             8,541
                                                                 -----------
NET INVESTMENT INCOME (LOSS) .............................             1,756
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ..................            33,523
Net realized gain (loss) on foreign currency transactions            (14,373)
Net change in unrealized appreciation (depreciation)
  on investments .........................................          (130,495)
Net change in unrealized appreciation (depreciation)
  on foreign currency translations .......................             2,348
                                                                 -----------
NET GAIN (LOSS) ON INVESTMENTS ...........................          (108,997)
                                                                 -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ........................................       $  (107,241)
                                                                 ===========

                       See Notes to Financial Statements

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)                                   10/1/07 -
                                                           3/31/08           3/1/07 -         3/1/06 -
                                                         (Unaudited)        9/30/07           2/28/07
                                                         -----------       ----------        ----------
FROM OPERATIONS
  Net investment income (loss) .......................   $     1,756       $    7,897        $    2,051
  Net realized gain (loss) ...........................        19,150            2,926            21,657
  Net change in unrealized appreciation
    (depreciation) ...................................      (128,147)         110,208            21,289
                                                         -----------       ----------        ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ..................................      (107,241)         121,031            44,997
                                                         -----------       ----------        ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A .....................        (4,273)          (1,345)           (1,513)
  Net investment income, Class C .....................          (216)            (130)              (46)
  Net investment income, Class I .....................        (3,178)          (1,056)             (499)
  Net realized short-term gains, Class A .............        (6,704)            (180)             (800)
  Net realized short-term gains, Class C .............        (1,119)             (25)              (56)
  Net realized short-term gains, Class I .............        (4,041)            (128)             (249)
  Net realized long-term gains, Class A ..............        (5,433)            (538)           (4,377)
  Net realized long-term gains, Class C ..............          (907)             (76)             (388)
  Net realized long-term gains, Class I ..............        (3,275)            (378)           (1,110)
                                                         -----------       ----------        ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS
    TO SHAREHOLDERS ..................................       (29,146)          (3,856)           (9,038)
                                                         -----------       ----------        ----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
  Change in net assets from share transactions,
     Class A .........................................       153,549          238,239           204,396
  Change in net assets from share transactions,
     Class C .........................................        27,208           51,541            37,383
  Change in net assets from share transactions,
     Class I .........................................        43,084          309,681            77,166
                                                         -----------       ----------        ----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS ...............................       223,841          599,461           318,945
                                                         -----------       ----------        ----------
  NET INCREASE (DECREASE) IN NET ASSETS ..............        87,454          716,636           354,904
NET ASSETS
  Beginning of period ................................     1,206,551          489,915           135,011
                                                         -----------       ----------        ----------
  END OF PERIOD ......................................   $ 1,294,005       $1,206,551        $  489,915
                                                         ===========       ==========        ==========
  Undistributed net investment income (loss) .........   $     1,704       $    7,615        $   (1,463)

                       See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                          NET                          NET
                         ASSET           NET         REALIZED          TOTAL        DIVIDENDS     DISTRIBUTIONS
                        VALUE,       INVESTMENT         AND            FROM         FROM NET        FROM NET
                       BEGINNING       INCOME       UNREALIZED      INVESTMENT     INVESTMENT       REALIZED       RETURN OF
                       OF PERIOD      (LOSS)(2)     GAIN (LOSS)     OPERATIONS       INCOME           GAINS        CAPITAL
------------------------------------------------------------------------------------------------------------------------------
CLASS A
10/1/07-3/31/08(9)       $28.58        $ 0.04(4)      $(2.26)        $(2.22)         $(0.17)         $(0.48)         $   --
3/1/07-9/30/07            25.00          0.22(4)        3.46           3.68           (0.06)          (0.04)             --
3/1/06-2/28/07            21.47          0.21(4)        4.08           4.29           (0.17)          (0.59)             --
3/1/05-2/28/06            19.02          0.17(4)        3.85           4.02           (0.22)          (1.35)             --
3/1/04-2/28/05            15.47          0.16           3.81           3.97           (0.16)          (0.26)             --
1/1/04-2/29/04            14.84         (0.03)          0.66           0.63              --              --              --
1/1/03-12/31/03           11.86          0.12           3.39           3.51           (0.06)          (0.43)          (0.06)
1/1/02-12/31/02           12.88          0.03          (1.05)         (1.02)             --              --              --

CLASS C
10/1/07-3/31/08(9)       $28.31        $(0.07)(4)     $(2.24)        $(2.31)         $(0.05)         $(0.48)         $   --
3/1/07-9/30/07            24.85          0.10(4)        3.44           3.54           (0.04)          (0.04)             --
3/1/06-2/28/07            21.41         (0.01)(4)       4.11           4.10           (0.07)          (0.59)             --
3/1/05-2/28/06            19.11         (0.06)(4)       3.92           3.86           (0.21)          (1.35)             --
3/1/04-2/28/05            15.55          0.01           3.84           3.85           (0.03)          (0.26)             --
1/1/04-2/29/04            14.95         (0.06)          0.66           0.60              --              --              --
10/10/03(6)-12/31/03      13.91          0.11           1.34           1.45              --           (0.43)             --

CLASS I
10/1/07-3/31/08(9)       $28.61        $ 0.07(4)      $(2.25)        $(2.18)         $(0.21)         $(0.48)         $   --
3/1/07-9/30/07            25.00          0.25(4)        3.47           3.72           (0.07)          (0.04)             --
5/15/06(6)-2/28/07        22.54          0.13(4)        3.14           3.27           (0.22)          (0.59)             --


(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5)  Amount is less than $0.005.
(6)  Inception date of the Class.
(7)  Payment by affiliate.
(8)  Payment by non-affiliate. See Note 5 in the Notes to Financial Statements.
(9)  Unaudited.


                       See Notes to Financial Statements

                                                                                    RATIO OF NET   RATIO OF     RATIO OF
                                   PAYMENT              NET                  NET     OPERATING      GROSS         NET
                                     BY       CHANGE   ASSET               ASSETS,  EXPENSES TO   OPERATING    INVESTMENT
                                  AFFILIATE   IN NET   VALUE,              END OF     AVERAGE    EXPENSES TO  INCOME (LOSS)
                       TOTAL         NON-      ASSET   END OF     TOTAL    PERIOD       NET        AVERAGE     TO AVERAGE  PORTFOLIO
                   DISTRIBUTIONS  AFFILIATE    VALUE   PERIOD   RETURN(1)  (000'S)    ASSETS     NET ASSETS    NET ASSETS  TURNOVER
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
10/1/07-3/31/08(9)    $(0.65)    $  --       $(2.87)   $25.71   (7.97)%(3) $743,503    1.36%(2)     1.39%(2)     0.27%(2)    64%(3)
3/1/07-9/30/07         (0.10)       --(5)(8)   3.58     28.58   14.72(3)    667,719    1.36(2)      1.40(2)      1.44(2)     49(3)
3/1/06-2/28/07         (0.76)       --         3.53     25.00   20.39       360,822    1.37         1.43         0.88        57
3/1/05-2/28/06         (1.57)       --         2.45     21.47   21.82       128,991    1.25         1.62         0.85        52
3/1/04-2/28/05         (0.42)       --(5)(7)   3.55     19.02   26.15(7)      2,714    1.25         2.10         1.50        32
1/1/04-2/29/04            --        --         0.63     15.47    4.25(3)      1,482    1.25(2)      2.63(2)      0.18(2)     41(3)
1/1/03-12/31/03        (0.55)     0.02         2.98     14.84   30.07         1,473    2.87         3.21         0.11        65
1/1/02-12/31/02           --        --        (1.02)    11.86   (7.92)       29,026    2.44         2.44         0.18        98

CLASS C
10/1/07-3/31/08(9)    $(0.53)    $  --       $(2.84)   $25.47   (8.32)%(3) $121,009    2.11%(2)     2.14%(2)    (0.48)%(2)   64%(3)
3/1/07-9/30/07         (0.08)       --(5)(8)   3.46     28.31   14.24(3)    106,847    2.11(2)      2.16(2)      0.64(2)     49(3)
3/1/06-2/28/07         (0.66)       --         3.44     24.85   19.46        45,154    2.13         2.17        (0.06)       57
3/1/05-2/28/06         (1.56)       --         2.30     21.41   20.96         6,019    2.00         2.35        (0.29)       52
3/1/04-2/28/05         (0.29)       --(5)(7)   3.56     19.11   25.21            39    2.00         2.86         0.76        32
1/1/04-2/29/04            --        --         0.60     15.55    4.01(3)         12    2.00(2)      3.38(2)     (1.05)(2)    41(3)
10/10/03(6)-12/31/03   (0.43)     0.02         1.04     14.95   10.71(3)         11    1.92(2)      5.85(2)     (0.14)(2)    65(3)

CLASS I
10/1/07-3/31/08(9)    $(0.69)    $  --       $(2.87)   $25.74   (7.83)%(3) $429,493    1.11%(2)     1.14%(2)     0.49%(2)    64%(3)
3/1/07-9/30/07         (0.11)       --(5)(8)   3.61     28.61   14.88(3)    431,985    1.11(2)      1.15(2)      1.59(2)     49(3)
5/15/06(6)-2/28/07     (0.81)       --         2.46     25.00   14.84(3)     83,938    1.13(2)      1.17(2)      0.71(2)     57(3)

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (UNAUDITED)

1. ORGANIZATION
   Phoenix Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   As a result of a consolidation of several Phoenix Funds' trusts, the Trust acquired a number of Phoenix Funds effective June 27, 2007 and September 24, 2007, including Phoenix Foreign Opportunities Fund (the "Fund"). All of the acquired funds' fiscal year ends were changed to correspond with the Trust's September 30th fiscal year end.

   As of the date of this report, nineteen funds are offered for sale, of which the Fund is reported in this semiannual report. The Fund is diversified and has an investment objective of long-term capital appreciation.

   The Fund offers Class A shares, Class C shares and Class I shares for sale. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. Class C shares are generally sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures. The Fund will be adopting SFAS 157 effective with the December 31, 2008 quarterly reporting of the schedule of investments.

   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   The Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   FASB Interpretation No. 48, ("FIN 48") Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:
   The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I. SECURITY LENDING:
   The Fund may loan securities to qualified brokers through an agreement with State Street Bank and Trust Company (the "Custodian"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, or securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At March 31, 2008, the Fund had securities on loan as follows (reported in 000s):

                      MARKET
                      VALUE
                  OF SECURITIES       NON-CASH CASH
                      LOANED            COLLATERAL        COLLATERAL
                 ----------------    ----------------   --------------
                    $150,540              $7,811          $148,006

J. EQUITY LINKED CERTIFICATES:
   The Fund may invest in equity linked certificates. The Fund purchases the certificates ("notes") from a broker, who in turn purchases shares in the local market and issues a call note hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the note redeemed with the proceeds. Each note represents one share of the underlying stocks; therefore, the price, performance and liquidity of the note are all directly linked to the underlying stock. The notes can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker.

K. OPTIONS:
   The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is the adviser to the Fund. As compensation for its services to the Fund, PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon an annual rate of 0.85% as a percentage of the average daily net assets of the Fund.

   The Adviser has contractually agreed to limit the Fund's total fund operating expenses (excluding interest, taxes, and extraordinary expenses) through June 30, 2008, so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares and 1.10% for Class I Shares. The Adviser will voluntarily continue this expense reimbursement arrangement subsequent to June 30, 2008, but may discontinue it at any time.

   Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of reimbursed expenses in the amount of $189 (reported in 000s) may be recaptured by the fiscal year ended 2010.

   Vontobel Asset Management, Inc. ("Vontobel") is the subadviser to the Fund.

   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended March 31, 2008, as follows (reported in 000s):

                 CLASS A             CLASS A              CLASS C
               NET SELLING           DEFERRED            DEFERRED
               COMMISSIONS         SALES CHARGES       SALES CHARGES
             ---------------      ---------------     ---------------
                   $51                 --(1)                $28
(1) Amount is less than $500.

   The Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                         CLASS A               CLASS C
                      ---------------       -------------
                          0.25%                 1.00%

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   There are no distribution and/or service fees for Class I.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the administrator to the Fund. For its services, which include financial agent services, PEPCO receives an administrative fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in The Phoenix Funds and The Phoenix Edge Series Fund. For the period ended March 31, 2008, the Fund incurred administration fees totaling $535 (reported in 000s).

   PEPCO serves as the Fund's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended March 31, 2008, transfer agent fees were $585 (reported in 000s) as reported in the Statement of Operations.

   At March 31, 2008, PNX and its affiliates and Phoenix affiliated Funds held shares of the Fund which aggregated the following (reported in 000s):

                                           AGGREGATE
                                            NET ASSET
                          SHARES             VALUE
                       --------------    -------------
   Class A ..........      380              $9,766

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at March 31, 2008.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts and short-term securities) during the period ended March 31, 2008, were as follows:

                  LONG-TERM (REPORTED IN 000S)
               --------------------------------
                   PURCHASES          SALES
               ----------------    ------------
                   $947,905          $777,181

   There were no purchases or sales of long-term U.S. Government and agency securities.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


5. CAPITAL SHARES
   Transactions (reported in 000s) in shares of capital stock, for the periods ended as indicated, below, were as follows:

                                  -----------------------     -----------------------
                                   SHARES       AMOUNT         SHARES        AMOUNT
                                  --------    -----------     --------     ----------
-----------------------------     ----------------------      -----------------------
FOREIGN                                   10/1/07 -                  3/1/07 -
    OPPORTUNITIES FUND (1)                3/31/08                     9/30/07
-----------------------------     ----------------------      -----------------------
CLASS A
Shares sold                         8,681     $  238,377       11,830      $  314,927
Reinvestment of distributions         514         14,391           66           1,796
Plan of Reorganization (Note 11)       --             --          145           3,821
Redemptions                        (3,641)       (99,219)      (3,111)        (82,305)
                                  -------     ----------      -------      ----------
Net increase / (decrease)           5,554     $  153,549        8,930      $  238,239
                                  =======     ==========      =======      ==========
CLASS C
Shares sold                         1,212     $   33,444        2,145      $   56,470
Reinvestment of distributions          51          1,421            5             140
Plan of Reorganization (Note 11)       --             --            8             198
Redemptions                          (287)        (7,657)        (201)         (5,267)
                                  -------     ----------      -------      ----------
Net increase / (decrease)             976     $   27,208        1,957      $   51,541
                                  =======     ==========      =======      ==========
CLASS I
Shares sold                         2,906     $   79,424        2,150      $   57,224
Reinvestment of distributions         285          7,970           41           1,104
Plan of Reorganization (Note 11)       --             --       11,024         290,636
Redemptions                        (1,602)       (44,310)      (1,474)        (39,283)
                                  -------     ----------      -------      ----------
Net increase / (decrease)           1,589     $   43,084       11,741      $  309,681
                                  =======     ==========      =======      ==========

(1) During the period ended September 30, 2007, a non-affiliate reimbursed the Fund $1,089 as a result of dilutions caused by incorrectly processed shareholder activity. The effect of this activity would have reduced total return by less than .01% for the Fund.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


                                  ---------------------
                                    SHARES     AMOUNT
                                  ---------  ----------
-----------------------------     ---------------------
FOREIGN                                3/31/06 -
    OPPORTUNITIES FUND (1)              2/28/07
-----------------------------     ---------------------
CLASS A
Shares sold                         9,887    $  239,921
Reinvestment of distributions         270         6,284
Plan of Reorganization (Note 11)      575        12,673
Redemptions                        (2,306)      (54,482)
                                  -------    ----------
Net increase / (decrease)           8,426    $  204,396
                                  =======    ==========
CLASS C
Shares sold                         1,512    $   36,932
Reinvestment of distributions          15           344
Plan of Reorganization (Note 11)       66         1,457
Redemptions                           (58)       (1,350)
                                  -------    ----------
Net increase / (decrease)           1,535    $   37,383
                                  =======    ==========
CLASS I
Shares sold                         1,409    $   34,448
Reinvestment of distributions          46         1,065
Plan of Reorganization (Note 11)    2,113        46,590
Redemptions                          (210)       (4,937)
                                  -------    ----------
Net increase / (decrease)           3,358    $   77,166
                                  =======    ==========

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


6. 10% SHAREHOLDERS
   As of March 31, 2008, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholders are not affiliated with PNX.

             % OF                NUMBER
             SHARES                OF
           OUTSTANDING          ACCOUNTS
          -------------       -----------
               15%                 1

7. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

8. INDEMNIFICATIONS
   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

9. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

   The Company does not believe that the outcome of this matter will be material to these financial statements.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


10. FEDERAL INCOME TAX INFORMATION
    (amounts reported in 000s)
   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                     EXPIRATION YEAR
                      2008                 2009              TOTAL
                 -----------            -----------       -----------
                    $1,417                $5,127             $6,544

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

11. PLANS OF REORGANIZATION
   (All values except for per share amounts are reported in 000s)
   On April 13, 2007, the Foreign Opportunities Fund acquired all of the net assets of the Phoenix Insight International Fund ("International Fund") of the Phoenix Insight Funds Trust pursuant to an Agreement and Plan of Reorganization approved by the International Fund's Board of Trustees on November 15, 2006. The acquisition was accomplished by a tax-free exchange of 11,024 Class I shares, 145 Class A shares, and 8 Class C shares of the Foreign Opportunities Fund outstanding on April 13, 2007 (valued at $290,636, $3,821 and $198, respectively) for 15,423 Class I shares, 212 Class A shares, and 11 Class C shares of the International Fund outstanding on April 13, 2007. The International Fund had net assets on that date of $294,655 including $53,500 of net appreciation, which were combined with those of the Foreign Opportunities Fund. The aggregate net assets of Foreign Opportunities Fund immediately after the merger were $885,263. The shareholders of each Class of the International Fund received for each share owned approximately 0.71, 0.68 and 0.69 share, respectively, of Class I, Class A, and Class C shares of the Foreign Opportunities Fund.

   On May 22, 2006, the Foreign Opportunities Fund acquired all of the net assets of the Phoenix Overseas Fund ("Overseas Fund") of the Phoenix Asset Trust pursuant to an Agreement and Plan of Reorganization approved by the Overseas Fund's Board of Trustees on February 16, 2006. The acquisition was accomplished by a tax-free exchange of 2,113 Class I (f/k/a Class X) shares, 575 Class A shares, and 66 Class C shares of the Foreign Opportunities Fund outstanding on May 19, 2006 (valued at $46,590, $12,673 and $1,457, respectively) for 3,027 Class I (f/k/a Class X) shares, 789 Class A shares, 39 Class B shares and 96 Class C shares of the Overseas Fund outstanding on May 19, 2006. The Overseas Fund had net assets on that date of $60,720 including $17,640 of net appreciation, which were combined with those of the Foreign Opportunities Fund. The aggregate net assets of Foreign Opportunities Fund immediately after the merger were $208,972. The shareholders of each Class of the Overseas Fund received for each share owned approximately 0.70,
   0.69 and 0.69 share, respectively, of Class I (f/k/a Class X), Class A, and Class C shares of the Foreign Opportunities Fund. At the time of the merger all Class B shares of the Overseas Fund were converted to Class A shares. As a result each Class B shareholder of Overseas Fund received 0.69 of Class A shares of the Foreign Opportunities Fund.

                       PHOENIX FOREIGN OPPORTUNITIES FUND
                         NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


12. OTHER
   On February 7, 2008, PNX announced that it intends to spin off its asset management subsidiary ("spin-off"), Phoenix Investment Partners, Ltd. ("PXP"), to PNX' shareholders. The Fund's Administrator and Transfer Agent PEPCO,a subsidiary of PXP, and the Fund's Adviser, PIC, also a subsidiary of PXP, are also intended to be part of the spin-off.

                   CONSIDERATION OF ADVISORY AND SUB-ADVISORY
                      AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                                  (UNAUDITED)


     The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

     In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

     NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' subadvisers, including (a) PIC's ability to select and monitor the subadvisers; (b) PIC's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of PIC's management and other personnel;
(e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and
(h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.



-------------------------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISER FOR THAT FUND WITHOUT EMPLOYING A SUBADVISER, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUBADVISERS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

                   CONSIDERATION OF ADVISORY AND SUB-ADVISORY
                      AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                            (UNAUDITED) (CONTINUED)


     With respect to the subadvisory Agreements, the Board noted that each subadviser provided information with respect to portfolio management, compliance with the respective Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the subadvisory Agreements, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to manage its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

     After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each subadviser were reasonable and beneficial to the Funds and their shareholders.

     INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

     While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

     The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

     After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the subadviser would be replaced in a timely manner.

                   CONSIDERATION OF ADVISORY AND SUB-ADVISORY
               AGREEMENTS BY THE BOARD OF TRUSTEES MARCH 31, 2008
                            (UNAUDITED) (CONTINUED)


     PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

     The Board did not separately review profitability information for each subadviser, noting that the subadvisory fees are paid by PIC rather than the Funds.

     MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

     The Board did not receive comparative fee information relating specifically to subadvisory fees, in light of the fact that the subadvisory fees are paid by PIC and not by the Funds.

     ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

     In considering the subadvisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

PHOENIX OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668


   TRUSTEES
   George R. Aylward
*  E. Virgil Conway
*  Harry Dalzell-Payne
*  Francis E. Jeffries
   Leroy Keith, Jr.
   Philip R. McLoughlin, Chairman
   Geraldine M. McNamara
   James M. Oates
   Richard E. Segerson
   Ferdinand L.J. Verdonck

   OFFICERS
   George R. Aylward, President
   Nancy G. Curtiss, Senior Vice President
   Marc Baltuch, Vice President and
      Chief Compliance Officer
   W. Patrick Bradley, Chief Financial Officer and Treasurer
   Kevin J. Carr, Vice President, Chief Legal
      Officer, Counsel and Secretary



   INVESTMENT ADVISER
   Phoenix Investment Counsel, Inc.
   56 Prospect Street
   Hartford, CT 06115-0480

   PRINCIPAL UNDERWRITER
   Phoenix Equity Planning Corporation
   One American Row
   Hartford, CT 06103-2899

   TRANSFER AGENT
   Phoenix Equity Planning Corporation
   One American Row
   Hartford, CT 06103-2899

   CUSTODIAN
   State Street Bank and Trust Company
   P.O. Box 5501
   Boston, MA 02206-5501

   HOW TO CONTACT US
   Mutual Fund Services      1-800-243-1574
   Advisor Consulting Group  1-800-243-4361
   Telephone Orders          1-800-367-5877
   Text Telephone            1-800-243-1926
   Web site                PHOENIXFUNDS.COM



* Pursuant to the Trust's retirement policy, Messrs. Conway, Dalzell-Payne and Jeffries will retire from the Board of Trustees in May, 2008.


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

[LOGO OMITTED]                                                  ---------------
    PHOENIX                                                        PRESORTED
                                                                   STANDARD
Phoenix Equity Planning Corporation                               U.S. POSTAGE
P.O. Box 150480                                                      PAID
Hartford, CT 06115-0480                                          Lancaster, PA
                                                                Permit No. 1793
                                                                ---------------


For more information about

Phoenix mutual funds, please call

your financial representative,

contact us at 1-800-243-1574 or

visit PHOENIXFUNDS.COM.




PXP5034a                                                                    3-08
BPD34820

                                                               [LOGO OMITTED]
                                                                   PHOENIX

--------------------------------------------------------------------------------

                                                             SEMIANNUAL REPORT


Phoenix Multi-Sector Short Term Bond Fund












                    |                          |      WOULDN'T YOU RATHER
                    |                          |      HAVE THIS DOCUMENT
TRUST NAME:         |                          |      E-MAILED TO YOU?
PHOENIX             |                          |      ELIGIBLE SHAREHOLDERS CAN
OPPORTUNITIES       |                          |      SIGN UP FOR E-DELIVERY AT
TRUST               |      March 31, 2008      |      PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED    |    NO BANK GUARANTEE     |      MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders...................................................     1

Disclosure of Fund Expenses...............................................     4

Schedule of Investments...................................................     6

Statement of Assets and Liabilities.......................................    24

Statement of Operations...................................................    25

Statement of Changes in Net Assets........................................    26

Financial Highlights......................................................    28

Notes to Financial Statements.............................................    32

Consideration of Advisory and Sub-Advisory Agreements
   by the Board of Trustees...............................................    42




--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear PhoenixFunds Shareholder:

Whether we are headed into a recession or firmly entrenched in one, consumers are uncomfortable. Preserving assets has become a critical concern as investors deal with falling home values, tightening credit standards, job worries and high energy prices. At Phoenix Investment Partners, we are committed to helping investors succeed over the long term and we strive to provide investors with choice.

The start of 2008 was rife with investor confusion caused, in part, by weakness in the equity markets, conflicting economic news, continued liquidity issues, a plummeting dollar, and a weakening of world markets. The U.S. economy has slowed considerably--it may even be shrinking slightly. A weaker economy could cause a reduction in revenues for corporations, as well as state and local governments. In response, many investors have moved money into Treasury securities, considered to be safe from the risk of default. This flight to the relative safety of Treasuries has driven their prices up and their yields down, compared with other securities, including municipal bonds.

Look at recent performance through the lens of history: Through February 29, the S&P 500 had fallen 9.05% YTD, the worst two-month start to a year since 1933 (when the market fell 17%). March's return moderated somewhat, losing only 0.43%, bringing the year-to-date return to -9.44%. Since 1925, there have been five worse quarters than this, four were in the 1930s and the fifth was the first quarter of 2001 when the S&P 500 lost 11.85%.

While the overall market performance for the quarter is somewhat indicative of the state of the economy, the absolute numbers don't tell the whole story; volatility does. The volatility of the S&P 500 in the first quarter ranks an historic fifth of all time, since 1925, as measured by the number of days when the market moved by more than 1%.

Thoughtful investment planning calls for a well-diversified portfolio to help moderate the impact of market volatility. PhoenixFunds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

This report for the fiscal period ended March 31, 2008 includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period.

It is important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.

As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. We are committed to providing you with best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions. It is our privilege to serve you.

Sincerely,


/s/ George R. Aylward


George R. Aylward
President, PhoenixFunds

APRIL 2008






PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                         THIS PAGE INTENTIONALLY BLANK.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 TO MARCH 31, 2008




   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Phoenix Multi-Sector Short Term Bond Fund (the "Fund"), which is a fund in the
Phoenix Opportunities Trust Fund you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B, Class C and Class T shares; and
(2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your fund's costs in two ways.


ACTUAL EXPENSES

   This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   This section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 TO MARCH 31, 2008


                    Beginning           Ending                        Expenses
                     Account            Account     Annualized          Paid
                      Value              Value       Expense           During
                 October 1, 2007    March 31, 2008    Ratio            Period*
--------------------------------------------------------------------------------
MULTI-SECTOR SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00         $  995.40      1.05%             $5.24
Class B               1,000.00            995.00      1.55               7.73
Class C               1,000.00            996.30      1.30               6.49
Class T               1,000.00            993.80      1.80               8.97

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A               1,000.00          1,019.68      1.05               5.32
Class B               1,000.00          1,017.15      1.55               7.85
Class C               1,000.00          1,018.42      1.30               6.58
Class T               1,000.00          1,015.89      1.80               9.11

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 days to reflect the one-half year period.

  You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)



             --------------------------------------------------------

                               SECTOR WEIGHTINGS*
                               ------------------

                 Domestic Corporate Bonds                     21%
                 Non-Agency Mortgage-Backed Securities        19
                 Foreign Government Securities                17
                 Domestic Loan Agreements                      8
                 Asset-Backed Securities                       8
                 Agency Mortgage-Backed Securities             8
                 Foreign Corporate Bonds                       7
                 Other (includes short-term investments)      12

                 *As a % of total investments.

             --------------------------------------------------------


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
AGENCY MORTGAGE-BACKED
SECURITIES--7.6%
FHLMC
  4.650% due 10/10/13                      $    4,785     $    4,787
  6.000% due 8/1/34                             2,297          2,364
  5.500% due 6/1/36                             9,643          9,746
FNMA
  5.500% due 1/1/17                               859            881
  6.000% due 5/1/17                               245            253
  5.500% due 8/1/17                               144            147
  4.500% due 4/1/18                             1,787          1,786
  5.000% due 4/1/18                             1,658          1,682
  5.000% due 10/1/19                            3,022          3,061
  5.500% due 2/1/20                             1,059          1,084
  5.500% due 3/1/20                             5,089          5,209
  5.500% due 4/1/20                             1,767          1,809
  5.000% due 6/1/20                             4,909          4,967
  5.000% due 8/1/20                             6,178          6,250
  6.000% due 12/1/32                              328            338
  5.500% due 2/1/33                               728            737
  5.500% due 5/1/34                             2,835          2,869
  6.000% due 8/1/34                             3,977          4,095
  5.500% due 10/1/34                            2,637          2,669
  6.000% due 10/1/34                            3,863          3,971
  5.500% due 11/1/34                            5,165          5,228
  6.000% due 11/1/34                            2,800          2,878
  5.500% due 12/1/34                            1,709          1,726
  5.500% due 1/1/35                             6,502          6,580


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
  5.500% due 2/1/35                        $    3,162     $    3,200
  5.500% due 3/1/35                             3,206          3,243
  5.500% due 4/1/35                             3,609          3,652
  6.500% due 8/1/36                            10,466         10,850
  6.000% due 10/1/36                            5,911          6,063
  6.000% due 1/1/37                             6,686          6,857
FNMA 04-W6, 1A4
  5.500% due 7/25/34                            9,945          9,601
FNMA 05-57, CK
  5.000% due 7/25/35                            3,682          3,692
FNMA 05-65, DK
  5.000% due 8/25/35                            2,800          2,809
FNMA 05-65, PJ
  5.000% due 8/25/35                            4,934          4,966
FNMA 05-74, AG
  5.000% due 9/25/35                            2,313          2,322
FNMA 05-80, AD
  5.500% due 9/25/35                            4,336          4,363
GNMA
  6.500% due 7/15/31                               56             58
  6.500% due 8/15/31                              143            149
  6.500% due 11/15/31                             105            110
  6.500% due 2/15/32                               71             74
  6.500% due 4/15/32                              333            347
--------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $135,779)                                   137,473
--------------------------------------------------------------------



                        See Notes to Financial Statements

                   PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
AGENCY NON-MORTGAGE-BACKED
SECURITIES--2.3%
FHLB
  6.000% due 6/29/22                       $    8,995     $    9,457
FHLMC
  5.200% due 3/5/19                            20,010         20,364
FNMA
  6.000% due 3/13/23                           11,875         11,949

--------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $40,396)                                     41,770
--------------------------------------------------------------------

MUNICIPAL BONDS--6.2%

CALIFORNIA--0.1%
Fresno County Pension
  Obligation Taxable
  (FGIC Insured)
  6.060% due 8/15/09                            1,915          1,969
                                                          ----------
COLORADO--0.6%
Colorado Department of
  Transportation
  (AMBAC Insured)
  6.000% due 6/15/11                            9,675         10,497
                                                          ----------
CONNECTICUT--0.2%
Mashantucket  Western
  Pequot Tribe Taxable
  Series A 144A (MBIA Insured)
  6.910% due 9/1/12(b)                          3,000          3,207
                                                          ----------
GEORGIA--1.0%
State of Georgia Series C
  5.250% due 7/1/16                             4,845          5,162
  5.250% due 7/1/18                             6,940          7,395
State of Georgia
  Unrefunded Balance Series B
  5.000% due 5/1/21                             5,080          5,510
                                                          ----------
                                                              18,067
                                                          ----------
KENTUCKY--0.4%
Kentucky State Property &
  Buildings Commission
  (FSA Insured)
  5.250% due 10/1/13                            5,750          6,370
                                                          ----------
MARYLAND--0.4%
State of Maryland
  5.000% due 8/1/10                             7,385          7,841
                                                          ----------


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
MASSACHUSETTS--0.4%
Commonwealth of
  Massachusetts General
  Obligation Series C
  (FSA Insured)
  5.500% due 12/1/17                       $    6,540     $    7,443
                                                          ----------
MISSOURI--0.2%
Missouri State Highways &
  Transit Commission
  State Road Revenue
  5.000% due 5/1/16                             2,725          2,996
                                                          ----------
NEW YORK--0.4%
New York State Dormitory
  Authority Higher Education
  Taxable Series B
  3.350% due 12/15/09                           2,500          2,493
Sales Tax Asset Receivable
  Corp. Taxable Series B
  (FGIC Insured)
  3.830% due 10/15/09                           5,000          5,002
                                                          ----------
                                                               7,495
                                                          ----------
PENNSYLVANIA--0.5%
Philadelphia School District
  Taxable Series C
  (FSA Insured)
  4.110% due 7/1/08                             2,470          2,473
  4.200% due 7/1/09                             2,570          2,587
  4.290% due 7/1/10                             2,255          2,284
  4.430% due 7/1/11                             1,015          1,032
                                                          ----------
                                                               8,376
                                                          ----------
SOUTH DAKOTA--0.0%
South Dakota State Educational
  Enhancement Funding Corp.
  Taxable Series A
  6.720% due 6/1/25                               144            145
                                                          ----------
TEXAS--1.7%
City of Austin Public Property
  Commission
  5.000% due 9/1/17                             6,300          6,893
Houston Independent School
  District (FSA Insured)
  5.500% due 7/15/18                            9,675         10,568
State of Texas Public
  Finance Authority
  5.000% due 10/1/12                           12,950         14,054
                                                          ----------
                                                              31,515
                                                          ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
VIRGINIA--0.2%
Tobacco Settlement Financing
  Corp. Taxable Series A-1
  6.706% due 6/1/46                        $    5,000     $    4,536
                                                          ----------
WASHINGTON--0.1%
Washington State Housing
  Trust Fund Taxable Series T
  5.000% due 7/1/08                             1,000          1,004
                                                          ----------
--------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $110,054)                                   111,461
--------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.9%

AmeriCredit Automobile
  Receivables Trust 06-1, E 144A
  6.620% due 5/6/13(b)                          1,588          1,585
AmeriCredit Automobile
  Receivables Trust 06-RM A2
  5.420% due 8/8/11                             6,695          6,622
Amerifirst Home Improvement
  Finance Trust 06-1
  6.818% due 7/17/17(c)                         4,504          4,504
Banc of America Securities
  Auto Trust 06-G1 B
  5.340% due 2/18/11                            4,855          4,937
Bayview Financial Acquisition
  Trust 06-B, 1A2
  5.800% due 4/28/36(c)                         4,000          3,862
Bear Stearns Structured
  Products, Inc.
  05-20N, B 144A
  6.099% due 10/25/45(b) (c)                    5,000          4,145
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.980% due 1/15/18(c)                         3,072          2,899
Capital Auto Receivables
  Asset Trust 06-1, D 144A
  7.160% due 1/15/13(b)                         2,000          2,047
Capital One Auto Finance
  Trust 06-A, A3
  5.330% due 11/15/10                           2,438          2,417
Carmax Auto Owner Trust 05-1, C
  4.820% due 10/15/11                           4,135          4,143
Chase Funding Mortgage
  Loan Asset-Backed
  Certificates 04-1, 1A4
  4.111% due 8/25/30                            3,729          3,646


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
Citicorp Residential Mortgage
  Securities, Inc. 07-2, A4
  6.538% due 6/25/37(c)                    $    5,000     $    4,657
Conseco Finance
  Securitizations Corp.
  01-3, A4
  6.910% due 5/1/33(c)                         13,421         13,962
Conseco Finance
  Securitizations Corp.
  02-2, A2
  6.030% due 3/1/33(c)                          2,203          2,235
Credit Based Asset
  Servicing and
  Securitization LLC
  07-CB1, AF2
  5.721% due 1/25/37(c)                         5,000          4,667
Dunkin Securitization
  06-1, M1 144A
  8.285% due 6/20/31(b)                         6,345          5,550
GMAC Mortgage Corp.
  Loan Trust 05-HE2, A3
  4.622% due 11/25/35(c)                        1,667          1,581
Great America Leasing
  Receivables 05-1, A4 144A
  4.970% due 8/20/10(b)                         6,700          6,747
Green Tree Financial
  Corp. 99-2, M2
  7.210% due 12/1/30(c)                         2,247            319
GSAMP Trust 06-S4, M6
  3.799% due 5/25/36(c) (u)                    10,026              1
Home Equity Asset Trust
  06-7, A 144A
  6.000% due 2/25/37(b) (t)                     2,119             21
Hyundai Auto Receivables
  Trust 06-A, D
  5.520% due 11/15/12                           3,369          3,360
IndyMac Manufactured
  Housing Contract 98-1, A3
  6.370% due 9/25/28                            2,488          2,495
Lehman XS Net Interest
  Margin 06-GPM7, A1 144A
  6.250% due 12/28/46(b)                          504            504
Long Grove Collateral
  Loan Obligation Ltd.
  04-1A, C 144A
  5.493% due 5/25/16(b) (c)                     1,600          1,280
Long Grove Collateral
  Loan Obligation Ltd.
  04-1A, D 144A
  9.843% due 5/25/16(b) (c)                       500            428



                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
Merrill Auto Trust
  Securitization 07-1, B
  5.790% due 12/15/13                      $    6,978     $    6,867
Renaissance Home Equity
  Loan Trust 05-3, AF4
  5.140% due 11/25/35(c)                        5,380          5,059
Renaissance Home Equity
  Loan Trust 06-2, AF4
  6.115% due 8/25/36(c)                         5,640          4,953
Renaissance Net Interest
  Margin Trust 07-2, N 144A
  8.353% due 6/25/37(b)                         1,890          1,040
Residential Funding
  Mortgage Securities
  06-HI2, A3
  5.790% due 2/25/36                            1,510          1,177
Residential Funding
  Mortgage Securities II,
  Inc. 04-HI3, A4
  4.630% due 1/25/20                            3,396          3,225
Residential Funding
  Mortgage Securities II,
  Inc. 05-HI2, A3
  4.460% due 5/25/35                            2,028          2,022
Residential Funding
  Mortgage Securities II,
  Inc. 07-HI1, A2
  5.640% due 3/25/37                           10,000          8,544
Residential Funding
  Mortgage Securities II,
  Inc. 07-HSA3, AI2
  5.890% due 5/25/37(c)                         7,340          6,399
Soundview Home Equity
  Loan Trust 05-CTX1, A3
  5.322% due 11/25/35(c)                        3,900          3,870
Structured Asset Securities
  Corp. 05-7XS, 1A2B
  5.270% due 4/25/35(c)                         7,161          7,080
Vanderbuilt Acquisition
  Loan Trust 02-1, A3
  5.700% due 9/7/23(c)                            161            161
Wachovia Auto Loan
  Owner Trust 06-2A E 144A
  7.050% due 5/20/14(b)                         5,000          3,298
--------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $163,994)                                   142,309
--------------------------------------------------------------------


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
DOMESTIC CORPORATE BONDS--20.4%

AEROSPACE & DEFENSE--0.3%
L-3 Communications Corp.
  7.625% due 6/15/12                       $    4,445     $    4,573
L-3 Communications
  Corp. Series B
  6.375% due 10/15/15                           1,500          1,474
                                                          ----------
                                                               6,047
                                                          ----------
AGRICULTURAL PRODUCTS--0.3%
Cargill, Inc. 144A
  5.600% due 9/15/12(b)                         4,845          4,965
                                                          ----------
AIRLINES--2.2%
American Airlines, Inc. 01-1
  6.977% due 5/23/21                           17,123         15,239
Continental Airlines, Inc.
  98-1A 6.648%
  due 9/15/17                                   2,403          2,367
Delta Air Lines, Inc. 00-1
  7.379% due 5/18/10                           12,605         12,416
JetBlue Airways Corp. 04-2
  6.165% due 11/15/08(c)                        1,781          1,763
United Airlines, Inc. 00-2
  7.032% due 10/1/10                            4,097          4,057
United Airlines, Inc. 01-1
  6.071% due 3/1/13                             4,336          4,293
                                                          ----------
                                                              40,135
                                                          ----------
APPLICATION SOFTWARE--0.1%
Intuit, Inc.
  5.750% due 3/15/17                            1,393          1,349
                                                          ----------
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Janus Capital Group, Inc.
  6.250% due 6/15/12                            2,663          2,706
Nuveen Investment, Inc. 144A
  10.500% due 11/15/15(b)                         800            690
Nuveen Investments, Inc.
  5.000% due 9/15/10                            2,370          2,062
                                                          ----------
                                                               5,458
                                                          ----------
AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance North
  America LLC
  6.500% due 11/15/13                           3,390          3,573
                                                          ----------
BROADCASTING & CABLE TV--0.7%
Comcast Cable Holdings LLC
  7.875% due 8/1/13                             3,800          4,166



                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
BROADCASTING & CABLE TV--(CONTINUED)
COX Communications, Inc.
  3.875% due 10/1/08                       $    1,000     $      999
  4.625% due 6/1/13                             5,620          5,398
Viacom, Inc.
  5.750% due 4/30/11                            2,700          2,729
                                                          ----------
                                                              13,292
                                                          ----------
BUILDING PRODUCTS--0.1%
Esco Corp. 144A
  8.625% due 12/15/13(b)                        1,725          1,682
                                                          ----------
CASINOS & GAMING--0.3%
Harrah's Operating Co., Inc.
  5.500% due 7/1/10                             1,500          1,320
MGM MIRAGE
  8.500% due 9/15/10                            2,835          2,941
Seminole Hard Rock
  Entertainment, Inc./Seminole
  Hard Rock International
  LLC 144A
  5.300% due 3/15/14(b) (c)                       767            612
                                                          ----------
                                                               4,873
                                                          ----------
CONSTRUCTION & FARM MACHINERY &
HEAVY TRUCKS--0.1%
Terex Corp.
  7.375% due 1/15/14                            2,010          2,000
                                                          ----------
CONSUMER FINANCE--2.4%
Ford Motor Credit Co. LLC
  6.625% due 6/16/08                            1,100          1,087
  5.625% due 10/1/08                           12,490         12,281
  9.875% due 8/10/11                            3,480          3,105
  7.127% due 1/13/12(c)                         2,000          1,481
  8.708% due 4/15/12(c)                         3,389          3,186
GMAC LLC
  3.749% due 9/23/08(c)                         2,000          1,887
  4.315% due 5/15/09(c)                         4,815          4,116
  6.875% due 9/15/11                            4,205          3,221
  6.750% due 12/1/14                              900            638
Hertz Corp. (The)
  8.875% due 1/1/14                             2,595          2,472
HSBC Finance Corp.
  4.125% due 11/16/09                           2,000          1,969
MBNA Corp.
  4.625% due 9/15/08                            2,300          2,312
SLM Corp.
  5.560% due 2/1/10(c)                          8,000          6,480
                                                          ----------
                                                              44,235
                                                          ----------


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Convergys Corp.
  4.875% due 12/15/09                      $    3,000     $    3,074
First Data Corp. 144A
  9.875% due 9/24/15(b)                         3,000          2,471
                                                          ----------
                                                               5,545
                                                          ----------
DISTILLERS & VINTNERS--0.1%
Constellation Brands, Inc.
  8.375% due 12/15/14                           1,749          1,810
                                                          ----------
DIVERSIFIED BANKS--0.1%
Wells Fargo & Co.
  3.125% due 4/1/09                             1,500          1,484
  4.375% due 1/31/13                              800            796
                                                          ----------
                                                               2,280
                                                          ----------
DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan
  Copper & Gold, Inc.
  (Indonesia)
  6.875% due 2/1/14(d)                          2,170          2,235
                                                          ----------
ELECTRIC UTILITIES--1.0%
Allegheny Energy Supply 144A
  8.250% due 4/15/12(b)                         1,860          2,018
Consumers Energy Co.
  Series H
  4.800% due 2/17/09                            2,000          2,013
Entergy Gulf States, Inc.
  3.600% due 6/1/08                             3,500          3,491
Midwest Generation LLC
  Series B
  8.560% due 1/2/16                             1,594          1,730
PPL Capital Funding Trust I
  Series A
  4.330% due 3/1/09                             4,250          4,274
PSE&G Energy Holdings Co.
  8.500% due 6/15/11                            2,250          2,391
Texas Competitive Electric
  Holdings Co. LLC 144A
  10.250% due 11/1/15(b)                        1,390          1,392
                                                          ----------
                                                              17,309
                                                          ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
General Cable Corp.
  5.725% due 4/1/15(c)                          3,375          2,928
                                                          ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America,
  Inc. Series B
  5.750% due 2/15/11                       $    2,200     $    2,162
                                                          ----------
FOOD RETAIL--0.3%
Kroger Co. (The)
  8.050% due 2/1/10                             1,860          1,983
Safeway, Inc.
  4.125% due 11/1/08                            2,000          2,007
  6.500% due 11/15/08                           1,000          1,015
                                                          ----------
                                                               5,005
                                                          ----------
HEALTH CARE FACILITIES--0.2%
HCA, Inc.
  9.125% due 11/15/14                           1,739          1,796
  9.250% due 11/15/16                           1,825          1,898
                                                          ----------
                                                               3,694
                                                          ----------
HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc.
  7.250% due 8/15/13                            1,000          1,124
                                                          ----------
HOMEBUILDING--0.1%
Horton (D.R.), Inc.
  4.875% due 1/15/10                            2,500          2,294
                                                          ----------
HOTELS, RESORTS & CRUISE LINES--0.1%
Starwood Hotels & Resort
  Worldwide, Inc.
  6.250% due 2/15/13                            2,815          2,812
                                                          ----------
INDUSTRIAL CONGLOMERATES--0.2%
Textron Financial Corp.
  5.125% due 11/1/10                            3,865          4,020
                                                          ----------
INDUSTRIAL GASES--0.1%
Air Products & Chemicals, Inc.
  4.150% due 2/1/13                             1,912          1,914
                                                          ----------
INDUSTRIAL MACHINERY--0.0%
SPX Corp. 144A
  7.625% due 12/15/14(b)                          250            258
                                                          ----------
INTEGRATED OIL & GAS--0.1%
Texaco Capital, Inc.
  5.500% due 1/15/09                            1,035          1,051
                                                          ----------


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
INTEGRATED TELECOMMUNICATION SERVICES--1.0%
AT&T Corp.
  7.300% due 11/15/11                      $    3,015     $    3,266
Embarq Corp.
  6.738% due 6/1/13                             5,200          5,028
Qwest Capital Funding, Inc.
  7.250% due 2/15/11                            4,000          3,820
Qwest Corp.
  7.875% due 9/1/11                             5,220          5,207
                                                          ----------
                                                              17,321
                                                          ----------
INVESTMENT BANKING & BROKERAGE--1.8%
Bear Stearns Cos., Inc. (The)
  7.250% due 2/1/18                             4,365          4,511
Goldman Sachs Group,
  Inc. (The)
  4.750% due 7/15/13                            3,225          3,136
  5.950% due 1/18/18                            2,759          2,732
Lehman Brothers
  Holdings, Inc.
  6.000% due 7/19/12                            5,485          5,414
  5.625% due 1/24/13                            1,909          1,856
Merrill Lynch & Co., Inc.
  (Brazil)
  10.710% due 3/8/17                           14,600(g)       7,280
Morgan Stanley 144A
  (Brazil)
  10.090% due 5/3/17(b)                        10,525(g)       5,039
Piper Jaffray Equipment
  Trust Securities 144A
  6.000% due 9/10/11(b)                         3,024          2,691
                                                          ----------
                                                              32,659
                                                          ----------
LIFE & HEALTH INSURANCE--0.1%
Principal Life Global
  Funding I 144A
  4.400% due 10/1/10(b)                         1,500          1,529
                                                          ----------
LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc.
  6.750% due 8/15/14                              985          1,005
  6.125% due 7/1/15                             2,125          2,116
                                                          ----------
                                                               3,121
                                                          ----------
MORTGAGE REITS--0.2%
iStar Financial, Inc. Series B
  5.950% due 10/15/13                           5,725          4,179
                                                          ----------
MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc.
  6.875% due 5/1/12                             1,500          1,549
                                                          ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
MULTI-LINE INSURANCE--0.1%
ASIF Global Financing
  XXIII 144A
  3.900% due 10/22/08(b)                   $    2,000     $    1,994
                                                          ----------
MULTI-UTILITIES--0.1%
Pacific Gas & Electric Co.
  3.600% due 3/1/09                             2,000          1,995
                                                          ----------
OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc.
  6.500% due 8/15/11                            2,825          3,027
                                                          ----------
OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co.
  5.500% due 10/15/10                           1,225          1,290
Helix Energy Solutions
  Group, Inc. 144A
  9.500% due 1/15/16(b)                           692            695
                                                          ----------
                                                               1,985
                                                          ----------
OIL & GAS EXPLORATION & PRODUCTION--0.4%
Denbury Resources, Inc.
  7.500% due 4/1/13                             1,000          1,027
Swift Energy Co.
  7.625% due 7/15/11                            4,875          4,851
XTO Energy, Inc.
  5.900% due 8/1/12                             1,980          2,064
                                                          ----------
                                                               7,942
                                                          ----------
OIL & GAS REFINING & MARKETING--0.6%
Frontier Oil Corp.
  6.625% due 10/1/11                            2,230          2,213
Tesoro Corp.
  6.250% due 11/1/12                            4,340          4,112
Valero Energy Corp.
  4.750% due 6/15/13                            4,200          4,185
                                                          ----------
                                                              10,510
                                                          ----------
OIL & GAS STORAGE & TRANSPORTATION--0.8%
Buckeye Partners LP
  6.050% due 1/15/18                              854            872
Knight, Inc.
  6.500% due 9/1/12                             3,545          3,612
ONEOK Partners LP
  5.900% due 4/1/12                               980          1,018
Pacific Energy Partners
  LP/Pacific Energy
  Finance Corp.
  7.125% due 6/15/14                            2,900          3,071


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)
Transcontinental Gas Pipe
  Line Corp. Series B
  7.000% due 8/15/11                       $    3,865     $    4,083
Williams Cos., Inc. (The)
  7.125% due 9/1/11                             2,500          2,656
                                                          ----------
                                                              15,312
                                                          ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.1%
Bank of America Corp.
  7.400% due 1/15/11                            3,815          4,085
Erac USA Finance Co. 144A(b)
  5.300% due 11/15/08                           2,385          2,396
  5.800% due 10/15/12                             805            767
General Electric Capital Corp.
  8.125% due 5/15/12                            3,875          4,416
International Lease
  Finance Corp.
  4.750% due 1/13/12                            1,120          1,084
JP Morgan & Co., Inc.
  6.250% due 1/15/09                            4,900          4,990
MassMutual Global
  Funding II 144A
  3.500% due 3/15/10(b)                         1,750          1,783
                                                          ----------
                                                              19,521
                                                          ----------
PAPER PACKAGING--0.2%
Jefferson Smurfit Corp.
  8.250% due 10/1/12                            1,595          1,445
Packaging Corp. of America
  4.375% due 8/1/08                             3,000          3,002
                                                          ----------
                                                               4,447
                                                          ----------
PAPER PRODUCTS--0.5%
Bowater, Inc.
  5.800% due 3/15/10(c)                         4,850          3,516
Georgia Pacific Corp.
  7.700% due 6/15/15                            2,820          2,665
Rock-Tenn Co. 144A
  9.250% due 3/15/16(b)                           125            130
Verso Paper Holdings LLC
  and Verso Paper, Inc.
  Series B
  6.989% due 8/1/14(c)                          2,570          2,185
                                                          ----------
                                                               8,496
                                                          ----------
PROPERTY & CASUALTY INSURANCE--0.1%
Berkley (WR) Corp.
  5.125% due 9/30/10                            2,000          2,031
                                                          ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Colonial Realty LP
  4.800% due 4/1/11                        $    5,000     $    4,733
                                                          ----------
REGIONAL BANKS--0.1%
KeyBank NA
  5.700% due 8/15/12                            1,800          1,832
                                                          ----------
RETAIL REITS--0.5%
Kimco Realty Corp.
  4.820% due 8/15/11                            1,945          1,909
Simon Property Group LP
  4.600% due 6/15/10                            3,825          3,796
  5.600% due 9/1/11                             2,775          2,776
                                                          ----------
                                                               8,481
                                                          ----------
SPECIALIZED FINANCE--0.4%
CIT Group, Inc.
  4.750% due 12/15/10                           4,295          3,419
Yankee Acquisition Corp.
  Series B
  8.500% due 2/15/15                            3,740          3,039
                                                          ----------
                                                               6,458
                                                          ----------
SPECIALIZED REITS--0.7%
Host Hotels & Resorts LP
  6.875% due 11/1/14                            4,245          4,064
Nationwide Health
  Properties, Inc.
  6.250% due 2/1/13                             4,825          4,911
Trustreet Properties, Inc.
  7.500% due 4/1/15                             1,215          1,323
Ventas Realty LP/Ventas
  Capital Corp.
  6.750% due 6/1/10                             2,180          2,194
                                                          ----------
                                                              12,492
                                                          ----------
SPECIALTY CHEMICALS--0.0%
Lubrizol Corp.
  4.625% due 10/1/09                              875            878
                                                          ----------
STEEL--0.1%
Steel Dynamics, Inc. 144A
  7.375% due 11/1/12(b)                         1,630          1,654
                                                          ----------
THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Home Loans, Inc.
  5.625% due 7/15/09                            1,750          1,606


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
THRIFTS & MORTGAGE FINANCE--(CONTINUED)
Residential Capital LLC
  8.125% due 11/21/08                      $    1,920     $    1,334
  8.000% due 2/22/11                            4,555          2,255
                                                          ----------
                                                               5,195
                                                          ----------
TOBACCO--0.2%
Philip Morris Capital Corp.
  7.500% due 7/16/09                            3,500          3,551
                                                          ----------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications,
  Inc. Series D
  7.375% due 8/1/15                             2,095          1,613
                                                          ----------
--------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $385,193)                                   368,555
--------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--19.1%
Adjustable Rate Mortgage
  Trust 05-3, 2A1
  4.691% due 7/25/35(c)                         3,204          2,691
American General Mortgage
  Loan Trust 06-1, A2 144A
  4.691% due 12/25/35(b) (c)                    8,392          8,421
American Home Mortgage
  Assets 07-2, M4
  3.129% due 3/25/47(c) (s)                     5,974          2,369
American Tower Trust L
  07-1A, C 144A
  5.615% due 4/15/37(b)                         3,685          3,222
Asset Securitization Corp.
  96-D3, A1C
  7.400% due 10/13/26                             195            198
Banc of America Alternative
  Loan Trust 06-9, A1
  6.000% due 1/25/37                           12,322         12,006
Bear Stearns Commercial
  Mortgage Securities
  04-ESA, J 144A
  5.817% due 5/14/16(b)                         8,510          8,834
Bear Stearns Structured
  Products, Inc.
  04-15,  A2 144A
  0% due 11/27/34(b)                            1,257          1,221
Bear Stearns Structured
  Products, Inc. 05-10 144A
  5.106% due 4/26/35(b) (c)                     3,142          2,978


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
Bear Stearns Structured
  Products, Inc.
  05-20N, A 144A
  6.099% due 10/25/45(b) (c)               $    1,994     $    1,963
Bear Stearns Structured
  Products, Inc. 06-2,
  2A1 144A
  5.654% due 3/27/46(b) (c)                     1,680          1,627
Chase Mortgage Finance
  Corp. 04-S1, M
  5.098% due 2/25/19(c)                         1,937          1,742
Chase Mortgage Finance
  Corp. 04-S3, 3A1
  6.042% due 3/25/34                            3,908          3,817
Chase Mortgage Finance
  Corp. 06-A1, 4A1
  6.044% due 9/25/36(c)                        11,507         11,698
Citicorp Mortgage Securities,
  Inc. 06-7, 1A1
  6.000% due 12/25/36                          10,405         10,164
Citigroup Mortgage Loan
  Trust, Inc. 06-FX1, A4
  6.081% due 10/25/36(c)                        7,000          6,586
Citigroup Mortgage
  Loan Trust,  Inc.
  06-WF1, A2B
  5.536% due 3/25/36(c)                         1,532          1,542
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 02-34, B2
  5.750% due 1/25/33                            1,624          1,427
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 02-36, B2
  6.000% due 1/25/33                            1,640          1,453
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 04-13, 1A1
  5.500% due 8/25/34                            5,461          5,428
Countrywide Home Loan
  Mortgage Pass-Through
  Trust 07-1, A2
  6.000% due 3/25/37                           14,386         13,911
Credit Suisse First Boston
  Mortgage Securities
  Corp. 04-1, 1A1
  5.750% due 2/25/34                            1,481          1,406
Credit Suisse First Boston
  Mortgage Securities Corp.
  05-12, 6A1
  6.000% due 1/25/36                            4,722          4,129


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
Credit Suisse First Boston
  Mortgage Securities Corp.
  98-C1, B
  6.590% due 5/17/40                       $    1,200     $    1,200
Credit-Based Asset
  Servicing and
  Securitization LLC
  05-CB6, A3
  5.120% due 7/25/35(c)                         6,000          5,900
Crown Castle Towers LLC
  05-1A, AFX 144A
  4.643% due 6/15/35(b)                         6,000          5,887
Crown Castle Towers LLC
  06-1A, C 144A
  5.470% due 11/15/36(b)                        5,000          4,646
DLJ Commercial Mortgage
  Corp. 98-CF2, A1B
  6.240% due 11/12/31                              96             96
First Horizon Asset Securities,
  Inc. 03-2, 1A12
  5.750% due 4/25/33                            3,892          3,591
First Horizon Asset Securities,
  Inc. 05-AR1, 2A1
  5.005% due 4/25/35(c)                         3,357          3,362
First Plus Home Loan
  Trust 97-3, M2
  7.520% due 11/10/23                              37             37
First Union - Lehman
  Brothers - Bank of
  America 98-C2, A2
  6.560% due 11/18/35                           1,646          1,641
FMAC Loan Receivables
  Trust 98-CA, A2 144A
  6.660% due 9/15/20(b)                         5,138          4,779
Global Signal Trust 06-1,
  A2 144A
  5.450% due 2/15/36(b)                         6,000          5,882
GMAC Commercial Mortgage
  Securities, Inc. 04-C3, A4
  4.547% due 12/10/41                           4,820          4,655
GMAC Mortgage Corp.
  Loan Trust 06-HE2, A3
  6.320% due 5/25/36                           11,335          9,335
GS Mortgage Securities
  Corp. II 07-EOP, G 144A
  3.600% due 3/6/20(b) (c)                      5,840          4,964
GS Mortgage Securities
  Corp. II 07-EOP, H 144A
  3.730% due 3/6/20(b) (c)                      1,850          1,573


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
GS Mortgage Securities
  Corp. II 99-C1, A2
  6.110% due 11/18/30(c)                   $       85     $       85
GSR Mortgage Loan Trust
  05-AR6, 3A1
  4.560% due 9/25/35(c)                         5,981          5,973
Harborview Mortgage Loan
  Trust 05-15, B8
  4.286% due 10/20/45(c) (s)                    4,633          1,946
Harborview Mortgage Loan
  Trust 05-9, B10
  4.286% due 6/20/35(c)                         4,865          3,843
Harborview Net Interest
  Margin Corp.
  06-12, N1 144A
  6.367% due 12/19/36(b)                          498            497
IndyMac Index Mortgage
  Loan Trust 06-AR25, 3A1
  6.376% due 9/25/36(c)                         4,823          3,658
IndyMac Index Mortgage
  Loan
  Trust 07-AR2, B1
  5.870% due 6/25/37(c)                         4,737          2,558
JPMorgan Chase Commercial
  Mortgage Securities Corp.
  01-CIBC, A3
  6.260% due 3/15/33                              481            490
JPMorgan Mortgage Trust
  05-S3, 2A2
  5.500% due 1/25/21                            1,149          1,133
JPMorgan Mortgage Trust
  06-A1, B1
  5.400% due 2/25/36(c)                         7,685          6,653
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 07-C2, A2
  5.303% due 2/15/40                            1,477          1,442
Lehman Brothers - UBS
  Commercial Mortgage
  Trust 07-C6, A2
  5.845% due 7/15/40                           11,125         10,909
MASTR Alternative Net
  Interest Margin 06-6,
  N1 144A 3.606%
  due 9/26/46(b) (c) (t)                        1,141             57
MASTR Alternative Net
  Interest Margin Trust
  05-CW1A, N1 144A
  6.750% due 12/26/35(b) (t)                      548            361
MASTR Resecuritization
  Trust 04-2 144A
  5.250% due 3/28/34(b)                         3,717          3,121


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
MASTR Resecuritization
  Trust 04-3 144A
  5.000% due 3/28/34(b)                    $    1,989     $    1,636
MASTR Resecuritization
  Trust 05-1 144A
  5.000% due 10/28/34(b)                        1,904          1,709
MASTR Resecuritization
  Trust 05-2 144A
  4.750% due 3/28/34(b)                         1,913          1,700
MASTR Resecuritization
  Trust 05-4CI, N2 144A
  5.606% due 4/26/45(b) (c) (t)                 3,250          1,300
Merrill Lynch Mortgage
  Trust 04-KEY2, A3
  4.615% due 8/12/39                            4,000          3,843
Merrill Lynch/Countrywide
  Commercial Mortgage
  Investors, Inc. 06-3, 2A1
  6.085% due 10/25/36(c)                        6,334          6,070
Morgan Stanley Mortgage
  Loan Trust 05-5AR, 4A1
  5.528% due 9/25/35(c)                         2,282          1,792
PNC Mortgage Acceptance
  Corp. 00-C2, A2
  7.300% due 10/12/33(c)                          230            238
Prudential Securities Secured
  Financing Corp. 144A
  6.074% due 11/1/31(b)                         5,000          4,874
Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.843% due 3/25/35(c)                         2,915          2,775
Residential Funding Mortgage
  Securities I, Inc. 06-S4, A2
  6.000% due 4/25/36                            8,179          8,112
SBA Commercial Mortgage
  Backed Securities
  Trust 06-1A, B 144A
  5.451% due 11/15/36(b)                        2,875          2,631
Structured Asset Securities
  Corp. 03-32, 1A1
  5.198% due 11/25/33(c)                        4,455          4,075
Structured Asset Securities
  Corp. 05-1, 6A1
  6.000% due 2/25/35                            4,321          3,778
Wachovia Bank Commercial
  Mortgage Trust 2004-C12, A2
  5.001% due 7/15/41                           12,400         12,323
Wachovia Mortgage Loan
  Trust LLC 06-A, B1
  5.415% due 5/20/36(c)                         3,440          2,911


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
Washington Mutual Mortgage
  Pass Through Certificates
  00-1, M3
  4.849% due 1/25/40(c)                    $       85     $       83
Washington Mutual Mortgage
  Pass Through Certificates
  06-AR16, 1A1
  5.605% due 12/25/36(c)                        6,794          6,431
Wells Fargo Mortgage Backed
  Securities Trust 04-R, 2A1
  4.368% due 9/25/34(c)                         5,018          4,917
Wells Fargo Mortgage Backed
  Securities Trust 05-14, 2A1
  5.500% due 12/25/35                          10,865         10,587
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1
  5.000% due 5/25/20                            6,904          6,729
Wells Fargo Mortgage Backed
  Securities Trust 05-AR10, 2A16
  4.110% due 6/25/35(c)                         7,542          7,391
Wells Fargo Mortgage Backed
  Securities Trust 05-AR16, 6A3
  5.000% due 10/25/35(c)                        8,011          7,804
Wells Fargo Mortgage Backed
  Securities Trust 06-11, A8
  6.000% due 9/25/36                            5,583          5,607
Wells Fargo Mortgage Backed
  Securities Trust 06-AR2, B1
  5.128% due 3/25/36(c)                        13,947         11,906
Wells Fargo Mortgage Backed
  Securities Trust 07-AR3, A4
  6.063% due 4/25/37(c)                        15,296         14,187
--------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED
SECURITIES
(IDENTIFIED COST $375,544)                                   344,516
--------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--16.9%

ARGENTINA--0.5%
Republic of Argentina
  8.280% due 8/3/12(c)                         11,009          9,328
                                                          ----------
AUSTRALIA--2.7%
Commonwealth of Australia
  Series 909
  7.500% due 9/15/09                           52,441(f)      48,719
                                                          ----------


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
BRAZIL--3.6%
Federative Republic
  of Brazil
  10.500% due 7/14/14                      $    9,135     $   11,624
  7.875% due 3/7/15                             1,850          2,095
  12.500% due 1/5/16                           74,191(g)      45,474
  12.500% due 1/5/22                            8,000(g)       4,990
                                                          ----------
                                                              64,183
                                                          ----------
COLOMBIA--0.5%
Republic of Colombia
  9.750% due 4/23/09                            3,500          3,754
  12.000% due 10/22/15                      7,975,000(i)       4,552
                                                          ----------
                                                               8,306
                                                          ----------
COSTA RICA--0.2%
Republic of Costa Rica 144A
  6.548% due 3/20/14(b)                         4,000          4,160
                                                          ----------
GERMANY--0.9%
Federal Republic of
  Germany 144A
  3.250% due 4/17/09(b)                         9,820(j)      15,417
                                                          ----------
INDONESIA--0.3%
Republic of Indonesia
  Series FR-23
  11.000% due 12/15/12                     44,100,000(k)       4,897
                                                          ----------
MALAYSIA--0.5%
Malaysian Government
  Series 4-05
  3.756% due 4/28/11                           30,375(l)       9,582
                                                          ----------
MEXICO--0.4%
United Mexican States
  6.625% due 3/3/15                             5,815          6,498
                                                          ----------
NEW ZEALAND--1.0%
Commonwealth of
  New Zealand Series 708
  6.000% due 7/15/08                           23,694(m)      18,539
                                                          ----------
NORWAY--1.2%
Kingdom of Norway
  5.500% due 5/15/09                          113,835(n)      22,444
                                                          ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
PHILIPPINES--0.9%
Republic of Philippines
  9.875% due 3/16/10                       $    8,610     $    9,471
  8.375% due 2/15/11                            6,135          6,749
                                                          ----------
                                                              16,220
                                                          ----------
RUSSIA--0.0%
Russian Federation RegS
  8.250% due 3/31/10(e)                           675            714
                                                          ----------
SINGAPORE--0.5%
Singapore Government
  2.500% due 10/1/12                           13,100(p)       9,920
                                                          ----------
SWEDEN--0.2%
Kingdom of Sweden
  Series 1043
  5.000% due 1/28/09                           26,705(q)       4,523
                                                          ----------
TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and
  Tobago RegS
  9.875% due 10/1/09(e)                         3,000          3,271
                                                          ----------
TURKEY--1.7%
Republic of Turkey
  0.000% due 5/6/09                            23,125(r)      14,383
  11.750% due 6/15/10                           7,570          8,800
  11.500% due 1/23/12                           5,680          6,859
                                                          ----------
                                                              30,042
                                                          ----------
VENEZUELA--1.6%
Republic of Venezuela
  8.500% due 10/8/14                           11,675         10,858
  9.250% due 9/15/27                            2,000          1,905
Republic of Venezuela RegS
  5.375% due 8/7/10(e)                         18,062         16,680
                                                          ----------
                                                              29,443
--------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $298,728)                                   306,206
--------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.2%

CANADA--0.5%
Catalyst Paper Corp. Series D
  8.625% due 6/15/11                            4,000          3,330
European Investment
  Bank 144A
  4.600% due 1/30/37(b)                         3,645(h)       3,416


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
CANADA--(CONTINUED)
Rogers Wireless
  Communications, Inc.
  8.000% due 12/15/12                      $      700     $      728
Thomson Corp. (The)
  4.250% due 8/15/09                            1,000            999
                                                          ----------
                                                               8,473
                                                          ----------
CHILE--0.5%
Celulosa Arauco y
  Constitucion SA
  7.750% due 9/13/11                            4,780          5,293
Empresa Nacional de
  Electricidad SA
  7.750% due 7/15/08                            3,449          3,483
                                                          ----------
                                                               8,776
                                                          ----------
GERMANY--0.2%
Aries Vermoegensverwaltung
  GmbH 144A
  7.750% due 10/25/09(b)                        1,500(j)       2,501
Deutsche Telekom
  International Finance BV
  8.000% due 6/15/10                            1,000          1,070
                                                          ----------
                                                               3,571
                                                          ----------
HONG KONG--0.1%
Hutchison Whampoa
  International Ltd. 144A
  5.450% due 11/24/10(b)                        2,000          2,066
                                                          ----------
INDIA--0.3%
ICICI Bank Ltd. 144A
  5.750% due 11/16/10(b)                        4,775          4,777
                                                          ----------
KAZAKHSTAN--0.0%
Kazkommerts International
  BV RegS
  8.000% due 11/3/15(e)                         1,000            790
                                                          ----------
LUXEMBOURG--0.3%
Evraz Securities SA
  10.875% due 8/3/09                            4,000          4,250
TNK-BP Finance SA 144A
  7.500% due 3/13/13(b)                         1,750          1,713
                                                          ----------
                                                               5,963
                                                          ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
MALAYSIA--0.2%
Malaysia International
  Shipping Corporation
  Capital Ltd. 144A
  5.000% due 7/1/09(b)                     $    2,800     $    2,851
                                                          ----------
MEXICO--0.4%
Fideicomiso Petacalco
  Trust 144A
  10.160% due 12/23/09(b)                       2,896          2,990
Pemex Project Funding
  Master Trust
  6.125% due 8/15/08                               34             34
Pemex Project Funding
  Master Trust 144A
  4.100% due 6/15/10(b) (c)                     1,500          1,492
Vitro S.A.B. de C.V.
  8.625% due 2/1/12                             3,925          3,641
                                                          ----------
                                                               8,157
                                                          ----------
NETHERLANDS--0.3%
Majapahit Holding BV 144A
  7.250% due 6/28/17(b)                         2,250          2,149
NXP BV/NXP Funding LLC
  7.008% due 10/15/13(c)                        5,040          4,177
                                                          ----------
                                                               6,326
                                                          ----------
POLAND--0.2%
Telekomunikacja Polska SA
  Finance BV 144A
  7.750% due 12/10/08(b)                        2,700          2,782
                                                          ----------
QATAR--0.1%
Ras Laffan Liquefied Natural
  Gas Co. Ltd. 144A
  3.437% due 9/15/09(b)                         1,461          1,470
                                                          ----------
RUSSIA--1.9%
European Bank for
  Reconstruction &
  Development
  6.000% due 2/14/12                          193,000(o)       7,843
Gazprom International
  SA 144A
  7.201% due 2/1/20(b)                          2,568          2,620
Gazprom OAO
  (Gaz Capital SA) 144A(b)
  6.212% due 11/22/16                          10,405          9,625
  6.510% due 3/7/22                             3,235          2,883


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
RUSSIA--(CONTINUED)
OJSC AK Transneft
  (TransCapitalInvest Ltd.)
  144A  5.670%
  due 3/5/14(b)                            $    5,715     $    5,311
Russian Agricultural Bank
  OJSC (RSHB Capital SA)
  144A 6.299%
  due 5/15/17(b)                                2,905          2,691
TNK-BP Finance SA RegS
  6.125% due 3/20/12(e)                         4,210          3,969
                                                          ----------
                                                              34,942
                                                          ----------
SOUTH AFRICA--0.2%
Sappi Pappier Holding AG 144A
  6.750% due 6/15/12(b)                         5,000          4,541
                                                          ----------
SOUTH KOREA--0.3%
Export-Import Bank of Korea
  4.500% due 8/12/09                            1,355          1,360
Hynix Semiconductor, Inc. 144A
  7.875% due 6/27/17(b)                           400            286
Korea Development Bank
  3.875% due 3/2/09                             3,000          2,993
  5.300% due 1/17/13                            1,113          1,140
                                                          ----------
                                                               5,779
                                                          ----------
SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A
  6.750% due 5/1/14(b)                          2,715          2,491
                                                          ----------
TURKEY--0.1%
Bosphorus Financial
  Services Ltd. 144A
  4.865% due 2/15/12(b) (c)                     2,000          1,925
                                                          ----------
UKRAINE--0.2%
NAK Naftogaz Ukrainy
  (Standard Bank London
  Holdings plc)
  8.125% due 9/30/09                            2,900          2,817
                                                          ----------
UNITED ARAB EMIRATES--0.4%
Abu Dhabi National
  Energy Co. 144A
  5.620% due 10/25/12(b)                        6,730          6,856
                                                          ----------
UNITED KINGDOM--0.1%
British Telecommunications plc
  8.625% due 12/15/10                           1,500          1,650
                                                          ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
UNITED STATES--0.7%
Canadian National
  Resources Ltd.
  4.900% due 12/1/14                       $    2,916     $    2,867
Invesco Ltd.
  4.500% due 12/15/09                           2,750          2,756
Nova Chemicals Corp.
  7.863% due 11/15/13(c)                        5,659          4,768
Tyco Electronic Group
  SA 144A 6.000%
  due 10/1/12(b)                                1,515          1,553
                                                          ----------
                                                              11,944
                                                          ----------
VENEZUELA--0.1%
Corporacion Andina de
  Fomento
  5.200% due 5/21/13                            1,000            995
                                                          ----------
--------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $134,262)                                   129,942
--------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc.
  2.875% due 9/30/10                            1,195          1,056
                                                          ----------
--------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,065)                                       1,056
--------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES--0.2%

INDONESIA--0.2%
Republic of Indonesia
  (Citigroup, Inc.)
  11.867% due 6/15/09                           4,025          3,547
                                                          ----------
--------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $3,693)                                       3,547
--------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS--8.1%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F
  4.813% due 3/31/14(c)                           925            902
                                                          ----------
AEROSPACE & DEFENSE--0.0%
TransDigm, Inc. Tranche
  4.700% due 6/23/13(c)                           480            454
                                                          ----------


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
APPAREL RETAIL--0.1%
HBI Branded Apparel Ltd.,
  Inc. Tranche 2
  6.994% due 3/5/14(c)                     $    1,885     $    1,838
                                                          ----------
APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
Hanesbrands, Inc. Tranche B
  5.005% due 9/5/13(c)                          1,696          1,639
Totes Isotoner Corp. Tranche B
  7.387% due 1/16/13(c)                           473            414
                                                          ----------
                                                               2,053
                                                          ----------
AUTOMOBILE MANUFACTURERS--0.4%
Ford Motor Co. Tranche B
  8.000% due 12/15/13(c)                        4,596          3,786
General Motors Corp. Tranche B
  7.056% due 11/29/13(c)                        3,127          2,783
                                                          ----------
                                                               6,569
                                                          ----------
BROADCASTING & CABLE TV--0.7%
Charter Communications
  Operating LLC Tranche T
  5.260% due 3/6/14(c)                          4,928          4,175
CSC Holdings, Inc. Tranche A1
  3.950% due 2/24/12(c)                           598            561
DIRECTV Holdings LLC Tranche B
  4.781% due 4/13/13(c)                           555            535
Intelsat Corp. Tranche B2
  5.611% due 1/3/14(c)                          2,918          2,692
Mediacom LLC Tranche C
  7.100% due 1/31/15(c)                         4,381          3,876
                                                          ----------
                                                              11,839
                                                          ----------
CASINOS & GAMING--0.0%
Harrahs Operating Co., Inc.
  Tranche B3
  5.700% due 1/28/15(c)                           420            386
                                                          ----------
COMMODITY CHEMICALS--0.3%
Celanese Holdings LLC
  Tranche B
  6.479% due 3/30/14(c)                         5,223          4,896
                                                          ----------
CONSUMER FINANCE--0.1%
Hertz Corp. Letter of Credit
  5.350% due 12/21/12(c)                          285            266
Hertz Corp. Tranche B
  4.470% due 12/21/12(c)                        1,356          1,264
                                                          ----------
                                                               1,530
                                                          ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
First Data Corp. Tranche B2
  7.607% due 9/24/14(c)                    $      498     $      449
First Data Corp. Tranche B3
  7.607% due 9/24/14(c)                         6,393          5,784
Reynolds & Reynolds Co.
  (The) Tranche FL
  6.843% due 10/24/12(c)                        2,902          2,623
                                                          ----------
                                                               8,856
                                                          ----------
DEPARTMENT STORES--0.3%
Neiman-Marcus Group, Inc.
  (The) Tranche
  7.090% due 4/6/13(c)                          5,468          5,072
                                                          ----------
DISTILLERS & VINTNERS--0.0%
Constellation Brands, Inc.
  Tranche B
  5.782% due 6/5/13(c)                            620            594
                                                          ----------
DISTRIBUTORS--0.2%
Building Materials Holding Corp.
  Tranche B
  9.330% due 11/10/11(c)                        3,910          3,021
                                                          ----------
DIVERSIFIED CHEMICALS--0.1%
Ineos Group Holdings plc
  Tranche B2
  7.357% due 12/16/13(c)                        1,427          1,308
Ineos Group Holdings plc
  Tranche C2
  7.857% due 12/16/14(c)                        1,427          1,307
                                                          ----------
                                                               2,615
                                                          ----------
DIVERSIFIED COMMERCIAL &
PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit
  5.198% due 1/26/14(c)                            75             70
ARAMARK Corp. Tranche B
  6.705% due 1/26/14(c)                         1,184          1,104
                                                          ----------
                                                               1,174
                                                          ----------
ELECTRIC UTILITIES--0.1%
Energy Future Holdings Corp.
  Tranche B2
  8.645% due 10/10/14(c)                        2,290          2,089
Energy Future Holdings
  Tranche B3
  9.442% due 10/10/14(c)                          335            305
                                                          ----------
                                                               2,394
                                                          ----------


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co.
  4.969% due 1/31/14(c)                    $    2,492     $    2,391
                                                          ----------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc.
  Letter of Credit A
  7.070% due 3/28/14(c)                         1,538          1,461
Allied Waste North America, Inc.
  Tranche B
  6.110% due 3/28/14(c)                         2,558          2,430
Duratek, Inc. Tranche B
  7.099% due 6/30/16                              345            320
EnergySolutions Inc. Tranche B
  7.099% due 6/7/13(c)                            718            668
EnviroCare Tranche C
  7.570% due 6/30/16                               45             42
                                                          ----------
                                                               4,921
                                                          ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.0%
Mosaic Co. (The) Tranche B
  5.063% due 12/1/13(c)                           160            160
                                                          ----------
HEALTH CARE FACILITIES--0.3%
HCA, Inc. Tranche A
  8.032% due 11/18/12(c)                        1,237          1,140
HCA, Inc. Tranche B
  7.080% due 11/18/13(c)                        1,318          1,216
Health Management Associates,
  Inc. Tranche B
  6.580% due 2/28/14(c)                         1,218          1,059
LifePoint Hospitals, Inc.
  Tranche B
  4.710% due 4/15/12(c)                         2,778          2,590
                                                          ----------
                                                               6,005
                                                          ----------
HEALTH CARE SERVICES--0.2%
Davita Inc. Tranche B1
  5.276% due 10/5/12(c)                         4,157          3,939
                                                          ----------
HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc.
  Tranche B
  6.860% due 2/6/14(c)                          2,672          2,338
                                                          ----------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.4%
Mirant North America LLC
  Tranche B
  5.021% due 1/3/13(c)                            763            728


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--(CONTINUED)
NRG Energy, Inc.
  Letter of Credit
  6.480% due 2/1/13(c)                     $    1,395     $    1,312
NRG Energy, Inc. Tranche B
  6.948% due 2/1/13(c)                          4,818          4,512
                                                          ----------
                                                               6,552
                                                          ----------
INTEGRATED TELECOMMUNICATION SERVICES--0.6%
Level 3 Communications, Inc.
  Tranche B
  7.493% due 3/13/14(c)                           667            579
NTELOS, Inc. Tranche B1
  7.488% due 8/24/11(c)                         5,552          5,316
Time Warner Telecom Holdings
  Tranche B
  5.280% due 1/7/13(c)                          5,195          4,843
Windstream Corp. Tranche B1
  5.612% due 7/17/13(c)                           615            596
                                                          ----------
                                                              11,334
                                                          ----------
LEISURE FACILITIES--0.1%
AMF Bowling Worldwide, Inc.
  Tranche B
  6.776% due 5/17/13(c)                         2,004          1,652
                                                          ----------
OIL & GAS EQUIPMENT & SERVICES--0.3%
Helix Energy Solutions Group,
  Inc. Tranche
  6.603% due 7/1/13(c)                          3,374          3,235
Hercules Offshore, Inc. Tranche
  6.580% due 7/11/13(c)                         2,464          2,353
                                                          ----------
                                                               5,588
                                                          ----------
PAPER PRODUCTS--0.6%
Boise Paper Holdings LLC
  Tranche B
  7.500% due 2/22/14(c)                         4,300          4,268
Georgia-Pacific Corp. Tranche A
  5.546% due 12/20/10(c)                        1,485          1,424
Georgia-Pacific Corp. Tranche B1
  5.224% due 12/20/12(c)                        4,942          4,601
NewPage Corp. Tranche B
  9.891% due 12/21/14(c)                          685            658
                                                          ----------
                                                              10,951
                                                          ----------


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
PUBLISHING--0.3%
Idearc, Inc. Tranche B
  6.830% due 11/17/14(c)                   $    3,722     $    2,994
Tribune Co. Tranche B
  7.910% due 6/4/14(c)                          2,342          1,573
                                                          ----------
                                                               4,567
                                                          ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Tropicana Entertainment LLC
  Tranche B
  9.250% due 1/3/12(c)                            450            428
                                                          ----------
RESTAURANTS--0.2%
Burger King Corp. Tranche B1
  6.375% due 6/30/12(c)                         4,490          4,434
                                                          ----------
SEMICONDUCTORS--0.1%
Freescale Semiconductor,
  Inc. Tranche
  4.869% due 12/1/13(c)                         2,800          2,380
                                                          ----------
SPECIALIZED FINANCE--0.4%
Solar Capital Corp. Tranche B
  5.162% due 2/28/14(c)                         7,899          7,345
                                                          ----------
SPECIALTY CHEMICALS--0.3%
Compass Minerals Group, Inc.
  Tranche B
  5.913% due 12/22/12(c)                          883            853
Huntsman Corp. Tranche B
  4.875% due 8/16/12(c)                         2,489          2,402
Johnson Diversy, Inc. Tranche B
  6.112% due 12/16/10(c)                           54             52
Johnson Diversey, Inc. Tranche B
  5.112% due 12/16/11(c)                        1,342          1,285
                                                          ----------
                                                               4,592
                                                          ----------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc. Letter
  of Credit
  6.500% due 2/14/11                              280            269
United Rentals, Inc. Tranche B
  5.100% due 2/14/11(c)                           662            635
                                                          ----------
                                                                 904
                                                          ----------


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND


                                           PAR VALUE         VALUE
                                             (000)           (000)
                                           ----------     ----------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
ALLTEL Communications, Inc.
  Tranche B3
  6.773% due 5/15/15(c)                    $    4,836     $    4,351
Cricket Communications, Inc.
  Tranche B
  7.830% due 6/16/13(c)                         3,537          3,368
MetroPCS Wireless, Inc.
  Tranche B
  6.313% due 11/3/13(c)                         3,787          3,455
                                                          ----------
                                                              11,174
--------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $157,616)                                   145,848
--------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(c) (d)--0.4%

GERMANY--0.2%
Fresenius Medical Care AG & Co.
  KGaA Tranche B
  6.700% due 3/31/13(c)                         3,652          3,415
                                                          ----------
UNITED KINGDOM--0.1%
Yell Group plc Tranche B1
  5.122% due 10/27/12(c)                        1,925          1,626
                                                          ----------
UNITED STATES--0.1%
Bausch & Lomb, Inc. Tranche
  8.127% due 10/26/15(c)                        1,390(j)       2,119
                                                          ----------
--------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $7,529)                                       7,160
--------------------------------------------------------------------


                                             SHARES
                                           ----------

DOMESTIC COMMON STOCKS--0.0%

INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS--0.0%
Dynegy, Inc. Class A(v)                           131              1
                                                          ----------
--------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $1)                                               1
--------------------------------------------------------------------


                                                             VALUE
                                             SHARES          (000)
                                           ----------     ----------
EXCHANGE TRADED FUNDS--1.5%

DIAMONDS(R) Trust
  Series I                                     57,916     $    7,089
iShares MSCI EAFE(R)
  Index Fund                                   37,435          2,691
iShares Russell 2000(R)
  Index Fund                                   95,316          6,530
PowerShares QQQ                                42,650          1,865
SPDR Trust Series 1                            67,600          8,921
--------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $29,110)                                     27,096
--------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $1,842,964)                               1,766,940
--------------------------------------------------------------------

                                           PAR VALUE
                                             (000)
                                           ----------

SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER(w)--0.9%
Eaton Corp.
  2.750% due 4/1/08                        $      395            395
Govco LLC
  2.750% due 4/1/08                            16,440         16,440
--------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $16,835)                                     16,835
--------------------------------------------------------------------
TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $1,859,799)                               1,783,775(a)

Other assets and liabilities, net--1.2%                       22,151
                                                          ----------
NET ASSETS--100.0%                                        $1,805,926
                                                          ==========




                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND



At March 31, 2008, the Fund had entered into forward currency contracts as follows (reported in 000s):

                       In                                        Net Unrealized
   Contract         Exchange       Settlement                     Appreciation
  to Receive           for            Date          Value        (Depreciation)
--------------    ------------    ------------    ---------     ----------------
 JPY 1,919,310     USD 18,140       5/30/08        $19,323          $1,183
 JPY   936,882     USD  9,200       6/12/08          9,438             238
                                                                    ------
                                                                    $1,421
                                                                    ======



ABBREVIATIONS:
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
JPY -- Japanese Yen
REIT -- Real Estate Investment Trust
USD -- United States Dollar

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $11,405 and gross depreciation of $89,634 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,862,004.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $225,067 (reported in 000s) or 12.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 2G, "Foreign security country determination" in the Notes to Financial Statements.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Australian Dollar.
(g) Par value represents Brazilian Real.
(h) Par value represents Canadian Dollar.
(i) Par value represents Colombian Peso.
(j) Par value represents Euro.
(k) Par Value represents Indonesian Rupiah.
(l) Par Value represents Malaysian Ringgit.
(m) Par value represents New Zealand Dollar.
(n) Par value represents Norwegian Krone.
(o) Par value represents Russian Ruble.
(p) Par value represents Singapore Dollar.
(q) Par value represents Swedish Krona.
(r) Par value represents Turkish Lira.
(s) Illiquid security.
(t) Illiquid and restricted security. For acquisition information, see Note 7, "Illiquid and Restricted Securities" in the Notes to Financial Statements.
(u) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2008, this security amounted to a value of $1 (reported in 000s) or 0% of net assets.
(v) Non-income producing.
(w) The rate shown is the discount rate.


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2008
                                   (UNAUDITED)


(Reported in thousands except per share amounts)

ASSETS
Investment securities at value+ .....................................................    $1,783,775
Cash ................................................................................         1,183
Receivables
   Interest .........................................................................        26,591
   Fund shares sold .................................................................         8,651
   Investment securities sold .......................................................         3,263
   Dividends ........................................................................            62
Unrealized appreciation on forward currency contracts ...............................         1,421
Prepaid expenses ....................................................................            86
Other assets ........................................................................            95
                                                                                         ----------
     Total assets ...................................................................     1,825,127
                                                                                         ----------
LIABILITIES
Payables
   Fund shares repurchased ..........................................................         4,503
   Investment securities purchased ..................................................        10,532
   Dividend distributions ...........................................................         2,013
   Investment advisory fee ..........................................................           815
   Distribution and service fees ....................................................           528
   Transfer agent fee ...............................................................           397
   Administration fee ...............................................................           131
   Trustee deferred compensation plan ...............................................            95
   Professional fee .................................................................            35
   Trustees' fee ....................................................................            20
   Other accrued expenses ...........................................................           132
                                                                                         ----------
     Total liabilities ..............................................................        19,201
                                                                                         ----------
NET ASSETS ..........................................................................    $1,805,926
                                                                                         ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ....................................    $1,882,797
Undistributed net investment income (loss) ..........................................         2,461
Accumulated net realized loss .......................................................        (4,830)
Net unrealized depreciation .........................................................       (74,502)
                                                                                         ----------
NET ASSETS ..........................................................................    $1,805,926
                                                                                         ==========

CLASS A
Net asset value (Net assets/shares outstanding) per share ...........................         $4.55
Offering price per share $4.55/(1-2.25%) ............................................         $4.65
Shares of beneficial interest outstanding, no par value, unlimited authorization ....       322,284
Net Assets ..........................................................................    $1,467,902


CLASS B
Net asset value (Net assets/shares outstanding) and offering price per share ........         $4.54
Shares of beneficial interest outstanding, no par value, unlimited authorization ....         4,441
Net Assets ..........................................................................    $   20,149


CLASS C
Net asset value (Net assets/shares outstanding) and offering price per share ........         $4.59
Shares of beneficial interest outstanding, no par value, unlimited authorization ....        35,792
Net Assets ..........................................................................    $  164,304


CLASS T
Net asset value (Net assets/shares outstanding) and offering price per share ........         $4.58
Shares of beneficial interest outstanding, no par value, unlimited authorization ....        33,516
Net Assets ..........................................................................    $  153,571


  + Investment in securities at cost ................................................    $1,859,799


                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2008
                                   (UNAUDITED)


(Reported in thousands)
                                                                      10/1/07 -
                                                                       3/31/08
                                                                     -----------
INVESTMENT INCOME
Interest ..........................................................    $ 60,447
Dividends .........................................................         215
                                                                       --------
     Total investment income ......................................      60,662
                                                                       --------
EXPENSES
Investment advisory fee ...........................................       4,817
Service fees, Class A .............................................       1,850
Distribution and service fees, Class B ............................          77
Distribution and service fees, Class C ............................         428
Distribution and service fees, Class T ............................         777
Transfer agent ....................................................       1,295
Administration fee ................................................         769
Custodian .........................................................         118
Trustees ..........................................................          76
Printing ..........................................................          74
Professional ......................................................          45
Registration ......................................................          38
Miscellaneous .....................................................         128
                                                                       --------
     Total expenses ...............................................      10,492
Custodian fees paid indirectly ....................................         (47)
                                                                       --------
     Net expenses .................................................      10,445
                                                                       --------

NET INVESTMENT INCOME (LOSS) ......................................      50,217
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ...........................         170
Net realized gain (loss) on foreign currency transactions .........       1,606
Net change in unrealized appreciation (depreciation) on investments     (60,368)
Net change in unrealized appreciation (depreciation) on foreign
   currency translations ..........................................       1,851
                                                                       --------
NET GAIN (LOSS) ON INVESTMENTS ....................................     (56,741)
                                                                       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...    $ (6,524)
                                                                       ========




                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)
                                                                               10/1/07 -
                                                                                 3/31/08       11/1/06 -     11/1/05 -
                                                                               (Unaudited)      9/30/07      10/31/06
                                                                               ----------     ----------     ----------
FROM OPERATIONS
   Net investment income (loss) ...........................................    $   50,217     $   71,116     $   66,521
   Net realized gain (loss) ...............................................         1,776          4,156         (9,710)
   Net change in unrealized appreciation
     (depreciation) .......................................................       (58,517)       (17,594)        14,644
                                                                               ----------     ----------     ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................................        (6,524)        57,678         71,455
                                                                               ----------     ----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A .........................................       (40,744)       (57,792)       (43,783)
   Net investment income, Class B .........................................          (514)        (1,076)        (1,171)
   Net investment income, Class C .........................................        (4,453)        (8,376)        (6,355)
   Net investment income, Class T .........................................        (3,665)        (6,070)       (10,060)
                                                                               ----------     ----------     ----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS ......................................................       (49,376)       (73,314)       (61,369)
                                                                               ----------     ----------     ----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions,
     Class A ..............................................................        77,935        385,342        236,133
   Change in net assets from share transactions,
     Class B ..............................................................          (724)        (6,128)        (5,366)
   Change in net assets from share transactions,
     Class C ..............................................................        (9,802)       (24,573)       (92,138)
   Change in net assets from share transactions,
     Class T ..............................................................         2,843          3,465        (43,654)
                                                                               ----------     ----------     ----------
   INCREASE (DECREASE) IN NET ASSETS FROM
     SHARE TRANSACTIONS ...................................................        70,252        358,106         94,975
                                                                               ----------     ----------     ----------
   NET INCREASE (DECREASE) IN NET ASSETS. .................................        14,352        342,470        105,061
NET ASSETS
   Beginning of period ....................................................     1,791,574      1,449,104      1,344,043
                                                                               ----------     ----------     ----------
   END OF PERIOD ..........................................................    $1,805,926     $1,791,574     $1,449,104
                                                                               ==========     ==========     ==========
   Undistributed net investment income (loss) .............................       $ 2,461        $ 1,620        $ 1,251




                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                          NET                          NET
                         ASSET           NET         REALIZED          TOTAL        DIVIDENDS     DISTRIBUTIONS
                        VALUE,       INVESTMENT         AND            FROM         FROM NET        FROM NET
                       BEGINNING       INCOME       UNREALIZED      INVESTMENT     INVESTMENT       REALIZED        RETURN OF
                       OF PERIOD       (LOSS)       GAIN (LOSS)     OPERATIONS       INCOME           GAINS          CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
10/1/07-3/31/08(9)       $4.70        $0.13(2)        $(0.15)         $(0.02)        $(0.13)          $ --           $   --
11/1/06-9/30/07           4.74         0.21(2)         (0.03)           0.18          (0.22)            --               --
11/1/05-10/31/06          4.70         0.22(2)          0.03            0.25          (0.21)            --               --
11/1/04-10/31/05          4.83         0.20(2)         (0.12)           0.08          (0.19)            --(8)         (0.02)
11/1/03-10/31/04          4.78         0.21             0.06            0.27          (0.22)            --               --
11/1/02-10/31/03(6)       4.56         0.22             0.21            0.43          (0.21)            --               --
11/1/01-10/31/02(5)(6)    4.58         0.25            (0.02)           0.23          (0.25)            --               --

CLASS B
10/1/07-3/31/08(9)       $4.68        $0.12(2)        $(0.14)         $(0.02)        $(0.12)          $ --           $   --
11/1/06-9/30/07           4.72         0.19(2)         (0.03)           0.16          (0.20)            --               --
11/1/05-10/31/06          4.68         0.20(2)          0.02            0.22          (0.18)            --               --
11/1/04-10/31/05          4.82         0.18(2)         (0.14)           0.04          (0.16)            --(8)         (0.02)
11/1/03-10/31/04          4.77         0.19             0.05            0.24          (0.19)            --               --
11/1/02-10/31/03(7)       4.55         0.20             0.21            0.41          (0.19)            --               --
11/1/01-10/31/02(5)(7)    4.56         0.22               --            0.22          (0.23)            --               --





(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.
(5) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 5.24% to 5.25% for Class A and from 4.77% to 4.79% for Class B. There was no effect on net investment income per share and net realized and unrealized gains and losses per share.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares had no impact on net investment income or net realized and unrealized gain (loss) per share for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.06% and 0.16% for the periods ended October 31, 2003 and 2002, respectively.
(7) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 and $0.01 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.06% and 0.17% for the periods ended October 31, 2003 and 2002, respectively.
(8) Amount is less than $0.005.
(9) Unaudited.


                        See Notes to Financial Statements

                                                                                                          RATIO OF
                                                    NET                        NET        RATIO OF         NET
                                        CHANGE     ASSET                     ASSETS,     OPERATING      INVESTMENT
                                        IN NET     VALUE,                    END OF      EXPENSES TO     INCOME TO
                           TOTAL        ASSET      END OF      TOTAL         PERIOD       AVERAGE       AVERAGE NET     PORTFOLIO
                       DISTRIBUTIONS    VALUE      PERIOD    RETURN(1)       (000'S)     NET ASSETS       ASSETS         TURNOVER
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
10/1/07-3/31/08(9)        $(0.13)       $(0.15)     $4.55    (0.46%)(4)    $1,467,902     1.05%(3)        5.59%(3)        40%(4)
11/1/06-9/30/07            (0.22)        (0.04)      4.70     3.84(4)       1,435,415     1.11(3)         4.93(3)         57(4)
11/1/05-10/31/06           (0.21)         0.04       4.74     5.37          1,062,479     1.04            4.75            93
11/1/04-10/31/05           (0.21)        (0.13)      4.70     1.64            819,283     1.02            4.24            83
11/1/03-10/31/04           (0.22)         0.05       4.83     5.69            372,463     1.03            4.17            95
11/1/02-10/31/03(6)        (0.21)         0.22       4.78     9.68            229,020     1.08            4.28           135
11/1/01-10/31/02(5)(6)     (0.25)        (0.02)      4.56     5.22             83,665     1.23            5.09           146

CLASS B
10/1/07-3/31/08(9)        $(0.12)       $(0.14)     $4.54    (0.50%)(4)       $20,149     1.55%(3)        5.08%(3)        40%(4)
11/1/06-9/30/07            (0.20)        (0.04)      4.68     3.38(4)          21,487     1.61(3)         4.40(3)         57(4)
11/1/05-10/31/06           (0.18)         0.04       4.72     4.64             27,845     1.54            4.24            93
11/1/04-10/31/05           (0.18)        (0.14)      4.68     1.12             33,003     1.51            3.72            83
11/1/03-10/31/04           (0.19)         0.05       4.82     5.16             33,325     1.52            3.68            95
11/1/02-10/31/03(7)        (0.19)         0.22       4.77     9.17             30,457     1.58            3.88           135
11/1/01-10/31/02(5)(7)     (0.23)        (0.01)      4.55     4.94             21,450     1.73            4.62           146






                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                   (CONTINUED)




                          NET                          NET
                         ASSET           NET         REALIZED          TOTAL        DIVIDENDS     DISTRIBUTIONS
                        VALUE,       INVESTMENT         AND            FROM         FROM NET        FROM NET
                       BEGINNING       INCOME       UNREALIZED      INVESTMENT     INVESTMENT       REALIZED        RETURN OF
                       OF PERIOD       (LOSS)       GAIN (LOSS)     OPERATIONS       INCOME           GAINS          CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
10/1/07-3/31/08(10)      $4.73        $0.12(2)       $(0.14)          $(0.02)        $(0.12)          $ --           $   --
11/1/06-9/30/07           4.77         0.20(2)        (0.03)            0.17          (0.21)            --               --
11/1/05-10/31/06          4.73         0.21(2)         0.02             0.23          (0.19)            --               --
11/1/04-10/31/05          4.87         0.19(2)        (0.13)            0.06          (0.18)            --(9)         (0.02)
11/1/03-10/31/04          4.81         0.21            0.05             0.26          (0.20)            --               --
11/1/02-10/31/03(7)       4.58         0.21            0.22             0.43          (0.20)            --               --
11/1/01-10/31/02(6)(7)    4.59         0.23              --(9)          0.23          (0.24)            --               --

CLASS T
10/1/07-3/31/08(10)      $4.72        $0.11(2)       $(0.14)          $(0.03)        $(0.11)          $ --           $   --
11/1/06-9/30/07           4.76         0.18(2)        (0.03)            0.15          (0.19)            --               --
11/1/05-10/31/06          4.73         0.19(2)         0.01             0.20          (0.17)            --               --
11/1/04-10/31/05          4.86         0.17(2)        (0.13)            0.04          (0.15)            --(9)         (0.02)
11/1/03-10/31/04          4.80         0.18            0.06             0.24          (0.18)            --               --
6/2/03(5)-10/31/03(8)     4.82         0.07           (0.02)            0.05          (0.07)            --               --





(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.
(5) Inception date of the Class.
(6) As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for Class C shares for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 4.93% to 4.95%. There was no effect on net investment income per share and net realized and unrealized gains and losses per share.
(7) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 and $0.01 for the periods ended October 31, 2003 and 2002, respectively. The net investment income ratio decreased by 0.01% and 0.17% for the periods ended October 31, 2003 and 2002, respectively.
(8) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class T shares was to reduce net investment income and to increase net realized and unrealized gain (loss) per share by $0.00 for the period ending October 31, 2003. The net investment income ratio for the period ending October 31, 2003 decreased by 0.15%.
(9) Amount is less than $0.005.
(10)Unaudited.


                        See Notes to Financial Statements

                                                                                                          RATIO OF
                                                    NET                        NET        RATIO OF         NET
                                        CHANGE     ASSET                     ASSETS,     OPERATING      INVESTMENT
                                        IN NET     VALUE,                    END OF      EXPENSES TO     INCOME TO
                           TOTAL        ASSET      END OF      TOTAL         PERIOD       AVERAGE       AVERAGE NET     PORTFOLIO
                       DISTRIBUTIONS    VALUE      PERIOD    RETURN(1)       (000'S)     NET ASSETS       ASSETS         TURNOVER
------------------------------------------------------------------------------------------------------------------------------------
CLASS C
10/1/07-3/31/08(10)       $(0.12)       $(0.14)     $4.59    (0.37%)(4)     $164,304      1.30%(3)        5.33%(3)        40%(4)
11/1/06-9/30/07            (0.21)        (0.04)      4.73     3.57(4)        179,222      1.36(3)         4.66(3)         57(4)
11/1/05-10/31/06           (0.19)         0.04       4.77     5.07           205,385      1.28            4.48            93
11/1/04-10/31/05           (0.20)        (0.14)      4.73     1.15           295,926      1.26            3.98            83
11/1/03-10/31/04           (0.20)         0.06       4.87     5.59           238,854      1.27            3.92            95
11/1/02-10/31/03(7)        (0.20)         0.23       4.81     9.60           163,436      1.33            4.02           135
11/1/01-10/31/02(6)(7)     (0.24)        (0.01)      4.58     5.17            52,101      1.47            4.78           146

CLASS T
10/1/07-3/31/08(10)       $(0.11)       $(0.14)     $4.58    (0.62%)(4)     $153,571      1.80%(3)        4.83%(3)        40%(4)
11/1/06-9/30/07            (0.19)        (0.04)      4.72     3.11(4)        155,450      1.86(3)         4.17(3)         57(4)
11/1/05-10/31/06           (0.17)         0.03       4.76     4.34           153,395      1.79            3.98            93
11/1/04-10/31/05           (0.17)        (0.13)      4.73     0.84           195,830      1.76            3.48            83
11/1/03-10/31/04           (0.18)         0.06       4.86     5.05           120,145      1.78            3.40            95
6/2/03(5)-10/31/03(8)      (0.07)        (0.02)      4.80     1.10            26,646      1.90            3.06           135






                        See Notes to Financial Statements

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)


1. ORGANIZATION

   Phoenix Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   As a result of a consolidation of several Phoenix Funds' trusts, the Trust acquired a number of Phoenix Funds effective June 27, 2007 and September 24, 2007 including Phoenix Multi-Sector Short Term Bond Fund (the "Fund"). All of the the acquired funds' fiscal year ends were changed to correspond with the Trust's September 30th fiscal year end.

   As of the date of this report, nineteen funds are offered for sale, of which the Fund is reported in this semiannual report. The Fund is diversified and has an investment objective to provide high current income while attempting to limit changes in the Fund's net asset value per share caused by interest rate changes.

   The Fund offers Class A Shares, Class B Shares, Class C Shares and Class T Shares for sale. Class A shares are sold with a front-end sales charge of up to 2.25%. Generally, Class A shares are not subject to any charges when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold without a sales charge. Class T shares of the Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At March 31, 2008, the total value of these securities represented approximately 3% of the net assets of the Fund.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures. The Fund will be adopting SFAS 157 effective with the December 31, 2008 quarterly reporting of the schedule of investments.

   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   The Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   FASB Interpretation No. 48, ("FIN 48") Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.


G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

   The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. LOAN AGREEMENTS:

   The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Fund only holds assignment loans.

K. CREDIT LINKED NOTES:

   The Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

L. SWAP AGREEMENTS:

   The Fund may invest in swap agreements, including interest rate, index, total return, credit default and foreign currency exchange rate swaps. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.

   Interest rate and foreign currency swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

   Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Fund's custodian.

   Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as net realized gains. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

M. DEBT INDEX SECURITIES:

   The Fund may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

   Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is the adviser to the Fund. As compensation for its services to the Fund, PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund.

                            1ST         $1+ - $2          $2+
                        $1 BILLION       BILLION        BILLION
                        ----------      --------        -------
                           0.55%          0.50%          0.45%

   Goodwin Capital Advisers, Inc. ("Goodwin"), an indirect wholly-owned subsidiary of PNX, is the subadviser to the Fund.

   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended March 31, 2008, as follows (reported in 000s):

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


      CLASS A          CLASS A         CLASS B        CLASS C         CLASS T
    NET SELLING       DEFERRED        DEFERRED       DEFERRED        DEFERRED
    COMMISSIONS     SALES CHARGES  SALES CHARGES   SALES CHARGES   SALES CHARGES
    -----------     -------------  -------------   -------------   -------------
        $18              $53             $8            $--(1)           $21
(1) Amount is less than $500.

   The Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:


                     CLASS A     CLASS B     CLASS C     CLASS T
                    ---------   ---------   ---------   ---------
                      0.25%       0.75%       0.50%       1.00%

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the administrator to the Fund. For its services, which include financial agent services, PEPCO receives an administrative fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in The Phoenix Funds and The Phoenix Edge Series Fund. For the period ended March 31, 2008, the Fund incurred administration fees totaling $769 (reported in 000s).

   PEPCO serves as the Fund's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended March 31, 2008, transfer agent fees were $1,295 (reported in 000s) as reported in the Statement of Operations.

   At March 31, 2008, PNX and its affiliates and Phoenix affiliated Funds held shares of the Fund which aggregated the following (reported in 000s):

                                                AGGREGATE
                                                NET ASSET
                               SHARES             VALUE
                           --------------    ---------------
         Class A shares         1,010            $4,596

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at March 31, 2008.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts, and short-term securities) during the period ended March 31, 2008, were as follows:

                                 (REPORTED IN 000S)
                            -----------------------------
                              PURCHASES          SALES
                            -------------    ------------
                              $545,774         $405,064

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended March 31, 2008, were as follows:


                                 (REPORTED IN 000S)
                            -----------------------------
                              PURCHASES          SALES
                            -------------    ------------
                              $258,772         $312,615

5. CAPITAL SHARES
   Transactions (reported in 000s) in shares of capital stock, for the periods ended as indicated below, were as follows:

                                          ---------------------     ---------------------
                                           SHARES       AMOUNT       SHARES       AMOUNT
                                          -------     ---------     -------     ---------
-----------------------                   ---------------------     ---------------------
MULTI-SECTOR                                    10/1/07 -                 11/1/06 -
   SHORT TERM BOND FUND                          3/31/08                   9/30/06
-----------------------                   ---------------------     ---------------------

CLASS A
Shares sold                                68,690     $ 319,619     145,165     $ 686,127
Reinvestment of distributions               7,629        35,424      10,182        48,092
Redemptions                               (59,733)     (277,108)    (73,905)     (348,877)
                                          -------     ---------     -------     ---------
Net increase / (decrease)                  16,586     $  77,935      81,442     $ 385,342
                                          =======     =========     =======     =========

CLASS B
Shares sold                                   528     $   2,437         920     $   4,328
Reinvestment of distributions                  78           364         164           771
Redemptions                                  (758)       (3,525)     (2,388)      (11,227)
                                          -------     ---------     -------     ---------
Net increase / (decrease)                    (152)    $    (724)     (1,304)    $  (6,128)
                                          =======     =========     =======     =========

CLASS C
Shares sold                                 3,781     $  17,687       7,252     $  34,538
Reinvestment of distributions                 742         3,473       1,316         6,263
Redemptions                                (6,608)      (30,962)    (13,717)      (65,374)
                                          -------     ---------     -------     ---------
Net increase / (decrease)                  (2,085)    $  (9,802)     (5,149)    $ (24,573)
                                          =======     =========     =======     =========

CLASS T
Shares sold                                 4,950     $  23,139       9,696     $  46,121
Reinvestment of distributions                 613         2,868         925         4,398
Redemptions                                (4,960)      (23,164)     (9,901)      (47,054)
                                          -------     ---------     -------     ---------
Net increase / (decrease)                     603     $   2,843         720     $   3,465
                                          =======     =========     =======     =========

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)

                                          ---------------------
                                           SHARES       AMOUNT
                                          -------     ---------
-----------------------                   ---------------------
MULTI-SECTOR                                    11/1/05 -
   SHORT TERM BOND FUND                         10/31/06
-----------------------                   ---------------------

CLASS A
Shares sold                               151,778     $ 713,454
Reinvestment of distributions               7,325        34,423
Redemptions                              (109,181)     (511,744)
                                         --------     ---------
Net increase / (decrease)                  49,922     $ 236,133
                                         ========     =========

CLASS B
Shares sold                                 1,291     $   6,045
Reinvestment of distributions                 170           797
Redemptions                                (2,609)      (12,208)
                                         --------     ---------
Net increase / (decrease)                  (1,148)    $  (5,366)
                                         ========     =========

CLASS C
Shares sold                                11,032     $  52,248
Reinvestment of distributions               1,522         7,207
Redemptions                               (32,038)     (151,593)
                                         --------     ---------
Net increase / (decrease)                 (19,484)    $ (92,138)
                                         ========     =========

CLASS T
Shares sold                                 8,658     $  40,931
Reinvestment of distributions                 816         3,858
Redemptions                               (18,719)      (88,443)
                                         --------     ---------
Net increase / (decrease)                  (9,245)    $ (43,654)
                                         ========     =========

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


6. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

7. ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At March 31, 2008, the Fund held the following illiquid and restricted securities (reported in 000s):

                                                           MARKET       % OF
                             ACQUISITION   ACQUISITION      VALUE    NET ASSETS
                                DATE          COST       AT 3/31/08  AT 3/31/08
                             -----------   -----------   ----------  ----------
   Home Equity Asset Trust
   06-7, A 144A
   6.000%, 2/25/37            10/11/06       $2,158           $21         0.0%

   MASTR Alternative Net
   Interest Margin
   06-6, N1 144A
   3.606%, 9/26/46              8/3/06        1,206            57         0.0

   MASTR Alternative Net
   Interest Margin
   05- CW1A, N1 144A
   6.750%, 12/26/35           11/18/05          561           361         0.0

   MASTR Resecuritization
   Trust
   05-6, 4C1, N2 144A
   5.606%, 4/26/45             1/12/06        3,250         1,300         0.1

                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8. INDEMNIFICATIONS

   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

9. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

   The Company does not believe that the outcome of this matter will be material to these financial statements.

10. FEDERAL INCOME TAX INFORMATION
    (amounts reported in 000s)
   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                 Expiration Year

                              2014             Total
                          ----------------------------
                            $5,307             $5,307

   The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

11. OTHER

   On February 7, 2008, PNX announced that it intends to spin off its asset management subsidiary ("spin-off"), Phoenix Investment Partners, Ltd. ("PXP"), to PNX' shareholders. The Fund's Administrator and Transfer Agent PEPCO, a subsidiary of PXP, and the Fund's Adviser, PIC, also a subsidiary of PXP, are also intended to be part of the spin-off.

                   CONSIDERATION OF ADVISORY AND SUB-ADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                                   (UNAUDITED)


   The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

   In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' subadvisers, including (a) PIC's ability to select and monitor the subadvisers; (b) PIC's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of PIC's management and other personnel;
(e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and
(h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.




---------------------------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISER FOR THAT FUND WITHOUT EMPLOYING A SUBADVISER, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUBADVISERS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

                   CONSIDERATION OF ADVISORY AND SUB-ADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                             (UNAUDITED) (CONTINUED)


   With respect to the subadvisory Agreements, the Board noted that each subadviser provided information with respect to portfolio management, compliance with the respective Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the renewal of the subadvisory Agreements, the Board considered each subadviser's investment management process, including (a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to manage its respective Fund(s); (b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

   After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each subadviser were reasonable and beneficial to the Funds and their shareholders.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

   While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

   The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

   After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the subadviser would be replaced in a timely manner.

                   CONSIDERATION OF ADVISORY AND SUB-ADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                             (UNAUDITED) (CONTINUED)


   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

   The Board did not separately review profitability information for each subadviser, noting that the subadvisory fees are paid by PIC rather than the Funds.

   MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

   The Board did not receive comparative fee information relating specifically to subadvisory fees, in light of the fact that the subadvisory fees are paid by PIC and not by the Funds.

   ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

   In considering the subadvisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

PHOENIX OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668




  TRUSTEES
  George R. Aylward
* E. Virgil Conway
* Harry Dalzell-Payne
* Francis E. Jeffries
  Leroy Keith, Jr.
  Philip R. McLoughlin, Chairman
  Geraldine M. McNamara
  James M. Oates
  Richard E. Segerson
  Ferdinand L.J. Verdonck

  OFFICERS
  George R. Aylward, President
  Nancy G. Curtiss, Senior Vice President
  Marc Baltuch, Vice President and
    Chief Compliance Officer
  W. Patrick Bradley, Chief Financial Officer and Treasurer
  Kevin J. Carr, Vice President, Chief Legal
    Officer, Counsel and Secretary






INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Advisor Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                PHOENIXFUNDS.COM




* Pursuant to the Trust's retirement policy, Messrs. Conway, Dalzell-Payne and Jeffries will retire from the Board of Trustees in May 2008.




--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

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

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

[LOGO OMITTED]                                                  ---------------
    PHOENIX                                                        PRESORTED
                                                                   STANDARD
Phoenix Equity Planning Corporation                              U.S. POSTAGE
P.O. Box 150480                                                      PAID
Hartford, CT 06115-0480                                          Lancaster, PA
                                                                Permit No. 1793
                                                                ---------------


For more information about

Phoenix mutual funds, please call

your financial representative,

contact us at 1-800-243-1574 or

visit PHOENIXFUNDS.COM.




PXP5033a                                                                    3-08
BPD34823

                                                               [LOGO OMITTED]
                                                                  PHOENIX

--------------------------------------------------------------------------------

                                                            SEMIANNUAL REPORT


Phoenix Real Estate Securities Fund










                    |                          |      WOULDN'T YOU RATHER
                    |                          |      HAVE THIS DOCUMENT
TRUST NAME:         |                          |      E-MAILED TO YOU?
PHOENIX             |                          |      ELIGIBLE SHAREHOLDERS CAN
OPPORTUNITIES       |                          |      SIGN UP FOR E-DELIVERY AT
TRUST               |      March 31, 2008      |      PHOENIXFUNDS.COM
.................................................................................
NOT FDIC INSURED    |      NO BANK GUARANTEE   |      MAY LOSE VALUE

TABLE OF CONTENTS


Message to Shareholders...................................................     1

Disclosure of Fund Expenses...............................................     4

Schedule of Investments...................................................     6

Statement of Assets and Liabilities.......................................     8

Statement of Operations...................................................     9

Statement of Changes in Net Assets........................................    10

Financial Highlights......................................................    12

Notes to Financial Statements.............................................    14

Consideration of Advisory and Sub-Advisory
   Agreements by the Board of Trustees ...................................    22




--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2007, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear PhoenixFunds Shareholder:

Whether we are headed into a recession or firmly entrenched in one, consumers are uncomfortable. Preserving assets has become a critical concern as investors deal with falling home values, tightening credit standards, job worries and high energy prices. At Phoenix Investment Partners, we are committed to helping investors succeed over the long term and we strive to provide investors with choice.

The start of 2008 was rife with investor confusion caused, in part, by weakness in the equity markets, conflicting economic news, continued liquidity issues, a plummeting dollar, and a weakening of world markets. The U.S. economy has slowed considerably--it may even be shrinking slightly. A weaker economy could cause a reduction in revenues for corporations, as well as state and local governments. In response, many investors have moved money into Treasury securities, considered to be safe from the risk of default. This flight to the relative safety of Treasuries has driven their prices up and their yields down, compared with other securities, including municipal bonds.

Look at recent performance through the lens of history: Through February 29, the S&P 500 had fallen 9.05% YTD, the worst two-month start to a year since 1933 (when the market fell 17%). March's return moderated somewhat, losing only 0.43%, bringing the year-to-date return to -9.44%. Since 1925, there have been five worse quarters than this, four were in the 1930s and the fifth was the first quarter of 2001 when the S&P 500 lost 11.85%.

While the overall market performance for the quarter is somewhat indicative of the state of the economy, the absolute numbers don't tell the whole story; volatility does. The volatility of the S&P 500 in the first quarter ranks an historic fifth of all time, since 1925, as measured by the number of days when the market moved by more than 1%.

Thoughtful investment planning calls for a well-diversified portfolio to help moderate the impact of market volatility. PhoenixFunds offers a wide array of investment options to help make diversification easy. Our multi-manager, multi-style approach gives you access to a complete suite of investment products, including numerous equity, fixed income and money market funds.

This report for the fiscal period ended March 31, 2008 includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about the fund's portfolio holdings and transactions for the reporting period.

It is important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. A regular "checkup" can be an excellent way to help ensure that your investments are aligned with your financial goals.


As president of Phoenix Investment Partners, Ltd., I would like to thank you for entrusting your assets with us. We are committed to providing you with best-in-class service. Whether you need to check your account value or transfer funds, our customer service team stands ready to provide superior, dependable assistance to help you make informed decisions. It is our privilege to serve you.


Sincerely yours,


/s/ George R. Aylward


George R. Aylward
President, PhoenixFunds

APRIL 2008






PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                         THIS PAGE INTENTIONALLY BLANK.

                       PHOENIX REAL ESTATE SECURITIES FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 TO MARCH 31, 2008


   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Phoenix Real Estate Securities Fund (the "Fund"), a fund in the Phoenix
Opportunities Trust, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class I shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The following Expense Table illustrates your Fund's costs in two ways.

ACTUAL EXPENSES

   This section of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

   The second section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                       PHOENIX REAL ESTATE SECURITIES FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2007 TO MARCH 31, 2008


EXPENSE TABLE
--------------------------------------------------------------------------------
                    Beginning         Ending                           Expenses
                     Account          Account       Annualized           Paid
                      Value            Value         Expense            During
                 October 1, 2007  March 31, 2008      Ratio             Period*
--------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00       $  889.60        1.31%             $ 6.19
Class B               1,000.00          886.20        2.06                9.71
Class C               1,000.00          886.20        2.06                9.71
Class I               1,000.00          890.90        1.06                5.01

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A               1,000.00        1,018.37        1.31                6.63
Class B               1,000.00        1,014.57        2.06               10.43
Class C               1,000.00        1,014.57        2.06               10.43
Class I               1,000.00        1,019.63        1.06                5.37


* Expenses are equal to the Fund's annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.

  You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                       PHOENIX REAL ESTATE SECURITIES FUND

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)


             --------------------------------------------------------

                               SECTOR WEIGHTINGS*
                               ------------------
                 Regional Malls                               18%
                 Office                                       18
                 Shopping Centers                             13
                 Health Care                                  12
                 Apartments                                   12
                 Industrial                                    8
                 Lodging/Resorts                               7
                 Other (includes short-term investments)      12

                 *As a % of total investments.

             --------------------------------------------------------


                                                            VALUE
                                              SHARES        (000)
                                            ---------     ----------

DOMESTIC COMMON STOCKS--98.2%

REAL ESTATE INVESTMENT TRUSTS--98.2%

DIVERSIFIED--4.5%
Vornado Realty Trust                          538,447     $   46,419
--------------------------------------------------------------------
TOTAL DIVERSIFIED                                             46,419
--------------------------------------------------------------------

HEALTH CARE--12.2%
HCP, Inc.                                   1,173,020         39,660
Health Care REIT, Inc.                        720,580         32,520
Nationwide Health
  Properties, Inc.                            249,580          8,423
Ventas, Inc.                                  984,989         44,236
--------------------------------------------------------------------
TOTAL HEALTH CARE                                            124,839
--------------------------------------------------------------------

INDUSTRIAL/OFFICE--25.5%

INDUSTRIAL--7.7%
AMB Property Corp.                            294,429         16,023
DCT Industrial Trust, Inc.                    318,694          3,174
Prologis                                    1,016,866         59,853
                                                          ----------
                                                              79,050
                                                          ----------

OFFICE--17.8%
Alexandria Real Estate
  Equities, Inc.                              385,819         35,773
Boston Properties, Inc.                       407,133         37,484
Corporate Office
  Properties Trust                            880,544         29,595
Digital Realty Trust, Inc.                  1,152,303         40,907


                                                            VALUE
                                              SHARES        (000)
                                            ---------     ----------

OFFICE--(CONTINUED)
Douglas Emmett, Inc.                          312,870     $    6,902
Kilroy Realty Corp.                            50,357          2,473
SL Green Realty Corp.                         353,898         28,832
                                                          ----------
                                                             181,966
--------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                      261,016
--------------------------------------------------------------------

LODGING/RESORTS--6.6%
DiamondRock Hospitality
  Co.                                         970,345         12,294
Hospitality Properties
  Trust                                       211,060          7,180
Host Hotels & Resorts,
  Inc.                                      2,122,065         33,783
LaSalle Hotel Properties                      253,966          7,297
Sunstone Hotel Investors,
  Inc.                                        397,707          6,368
--------------------------------------------------------------------
TOTAL LODGING/RESORTS                                         66,922
--------------------------------------------------------------------

RESIDENTIAL--12.1%

APARTMENTS--12.1%
AvalonBay Communities,
  Inc.                                        294,846         28,459
BRE Properties, Inc.                          314,760         14,340
Equity Residential                            671,689         27,868
Essex Property Trust,
  Inc.                                        285,592         32,552
UDR, Inc.                                     853,499         20,928
--------------------------------------------------------------------
TOTAL RESIDENTIAL                                            124,147
--------------------------------------------------------------------

                       PHOENIX REAL ESTATE SECURITIES FUND


                                                            VALUE
                                              SHARES        (000)
                                            ---------     ----------

RETAIL--31.2%

REGIONAL MALLS--18.3%
CBL & Associates
  Properties, Inc.                            141,740     $    3,335
General Growth
  Properties, Inc.                          1,244,359         47,497
Macerich Co. (The)                            597,715         42,001
Simon Property
  Group, Inc.                               1,021,845         94,940
                                                          ----------
                                                             187,773
                                                          ----------

SHOPPING CENTERS--12.9%
Developers Diversified
  Realty Corp.                                681,300         28,533
Federal Realty Investment
  Trust                                       273,750         21,339
Kimco Realty Corp.                          1,012,492         39,659
Regency Centers Corp.                         339,871         22,010
Tanger Factory Outlet
  Centers, Inc.                               526,300         20,247
                                                          ----------
                                                             131,788
--------------------------------------------------------------------
TOTAL RETAIL                                                 319,561
--------------------------------------------------------------------

SELF STORAGE--5.3%
Extra Space Storage, Inc.                   1,174,463         19,015
Public Storage, Inc.                          391,933         34,733
--------------------------------------------------------------------
TOTAL SELF STORAGE                                            53,748
--------------------------------------------------------------------


                                                            VALUE
                                              SHARES        (000)
                                            ---------     ----------

SPECIALTY--0.8%
Entertainment Properties
  Trust                                       157,220     $    7,756
--------------------------------------------------------------------
TOTAL SPECIALTY                                                7,756
--------------------------------------------------------------------

--------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $754,677)                                 1,004,408
--------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $754,677)                                 1,004,408
--------------------------------------------------------------------


                                            PAR VALUE
                                              (000)
                                            ---------

SHORT-TERM INVESTMENTS--1.7%

FEDERAL AGENCY SECURITIES(b)--1.7%

FHLB
  1.500% due 4/1/08                           $ 3,580          3,580
  1.700% due 4/4/08                             3,280          3,279

FHLMC
  1.750% due 4/1/08                             4,180          4,180

FNMA
  2.050% due 4/2/08                             6,640          6,640
--------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $17,679)                                     17,679
--------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $772,356)                                 1,022,087(a)

Other assets and liabilities, net--0.1%                          836
                                                          ----------
NET ASSETS--100.0%                                        $1,022,923
                                                          ==========



ABBREVIATIONS:
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
REIT - Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information (reported in 000s): Net unrealized appreciation of investment securities is comprised of gross appreciation of $231,182 and gross depreciation of $9,898 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $800,803.
(b) The rate shown is the discount rate.

                       PHOENIX REAL ESTATE SECURITIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2008
                                   (UNAUDITED)


(Reported in thousands except per share amounts)

ASSETS
Investment securities at value+ .....................................................    $1,022,087
Cash ................................................................................            86
Receivables
   Dividends ........................................................................         3,776
   Fund shares sold .................................................................         3,511
   Investment securities sold .......................................................         1,420
Prepaid expenses ....................................................................            75
Other assets ........................................................................            65
                                                                                         ----------
     Total assets ...................................................................     1,031,020
                                                                                         ----------
LIABILITIES
Payables
   Investment securities purchased ..................................................         4,373
   Fund shares repurchased ..........................................................         2,247
   Transfer agent fee ...............................................................           524
   Investment advisory fee ..........................................................           457
   Distribution and service fees ....................................................           273
   Administration fee ...............................................................            70
   Trustee deferred compensation plan ...............................................            65
   Professional fee .................................................................            27
   Trustees' fee ....................................................................            11
   Other accrued expenses ...........................................................            50
                                                                                         ----------
     Total liabilities ..............................................................         8,097
                                                                                         ----------
NET ASSETS ..........................................................................    $1,022,923
                                                                                         ==========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ....................................    $  793,529
Undistributed net investment income (loss) ..........................................         8,833
Accumulated net realized loss .......................................................       (29,170)
Net unrealized appreciation .........................................................       249,731
                                                                                         ----------
NET ASSETS ..........................................................................    $1,022,923
                                                                                         ==========
CLASS A
Net asset value (Net assets/shares outstanding) per share ...........................        $29.02
Offering price per share $29.02/(1-5.75%) ...........................................        $30.79
Shares of beneficial interest outstanding, no par value, unlimited authorization ....        30,672
Net Assets ..........................................................................    $  890,152

CLASS B
Net asset value (Net assets/shares outstanding) and offering price per share ........        $28.69
Shares of beneficial interest outstanding, no par value, unlimited authorization ....         1,298
Net Assets ..........................................................................    $   37,231

CLASS C
Net asset value (Net assets/shares outstanding) and offering price per share ........        $29.00
Shares of beneficial interest outstanding, no par value, unlimited authorization ....         2,485
Net Assets ..........................................................................    $   72,062

CLASS I
Net asset value (Net assets/shares outstanding) and offering price per share ........        $29.01
Shares of beneficial interest outstanding, no par value, unlimited authorization ....           809
Net Assets ..........................................................................    $   23,478


  +  Investment securities at cost ..................................................       772,356


                        See Notes to Financial Statements

                       PHOENIX REAL ESTATE SECURITIES FUND
                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2008
                                   (UNAUDITED)


(Reported in thousands)
                                                                      10/1/07 -
                                                                       3/31/08
                                                                      ---------
INVESTMENT INCOME
Dividends ........................................................    $  25,177
Interest .........................................................          369
                                                                      ---------
     Total investment income .....................................       25,546
                                                                      ---------
EXPENSES
Investment advisory fee ..........................................        4,080
Service fees, Class A ............................................        1,187
Distribution and service fees, Class B ...........................          207
Distribution and service fees, Class C ...........................          408
Transfer agent ...................................................        1,595
Administration fee ...............................................          455
Printing .........................................................          129
Registration .....................................................           68
Custodian ........................................................           54
Trustees .........................................................           49
Professional .....................................................           32
Miscellaneous ....................................................           64
                                                                      ---------
     Total expenses ..............................................        8,328
Less expenses reimbursed by investment adviser ...................         (728)
Custodian fees paid indirectly ...................................           (3)
                                                                      ---------
     Net expenses ................................................        7,597
                                                                      ---------

NET INVESTMENT INCOME (LOSS) .....................................       17,949
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments ..........................      (23,031)
Net change in unrealized appreciation (depreciation) on investments    (137,671)
                                                                      ---------

NET GAIN (LOSS) ON INVESTMENTS ...................................     (160,702)
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..    $(142,753)
                                                                      =========




                        See Notes to Financial Statements

                       PHOENIX REAL ESTATE SECURITIES FUND
                       STATEMENT OF CHANGES IN NET ASSETS


(Reported in thousands)
                                                                                 10/1/07
                                                                                3/31/08 -      12/1/06 -      12/1/05 -
                                                                               (Unaudited)      9/30/07       11/30/06
                                                                               ----------     ----------     ----------
FROM OPERATIONS
   Net investment income (loss) ...........................................    $   17,949     $   12,154     $    9,175
   Net realized gain (loss) ...............................................       (23,031)        30,650         58,061
   Net change in unrealized appreciation
     (depreciation) .......................................................      (137,671)      (155,030)       315,898
                                                                               ----------     ----------     ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ......................................................      (142,753)      (112,226)       383,134
                                                                               ----------     ----------     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A .........................................        (8,670)       (11,397)       (10,315)
   Net investment income, Class B .........................................          (230)          (120)          (310)
   Net investment income, Class C .........................................          (437)          (203)          (359)
   Net investment income, Class I .........................................          (240)          (166)            --
   Net realized short-term gains, Class A .................................            --         (9,631)          (446)
   Net realized short-term gains, Class B .................................            --           (525)           (36)
   Net realized short-term gains, Class C .................................            --           (844)           (41)
   Net realized short-term gains, Class I .................................            --             (6)            --
   Net realized long-term gains, Class A ..................................       (31,639)       (41,285)       (15,981)
   Net realized long-term gains, Class B ..................................        (1,389)        (2,269)        (1,290)
   Net realized long-term gains, Class C ..................................        (2,714)        (3,617)        (1,469)
   Net realized long-term gains, Class I ..................................          (715)            --             --
                                                                               ----------     ----------     ----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS
     TO SHAREHOLDERS ......................................................       (46,034)       (70,063)       (30,247)
                                                                               ----------     ----------     ----------
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions,
     Class A ..............................................................       (83,287)         8,577        245,360
   Change in net assets from share transactions,
     Class B ..............................................................        (5,478)       (13,672)        (7,487)
   Change in net assets from share transactions,
     Class C ..............................................................       (13,661)         1,408         17,731
   Change in net assets from share transactions,
     Class I ..............................................................        (5,959)        33,030             --
                                                                               ----------     ----------     ----------
   INCREASE (DECREASE) IN NET ASSETS FROM
     SHARE TRANSACTIONS ...................................................      (108,385)        29,343        255,604
                                                                               ----------     ----------     ----------
   NET INCREASE (DECREASE) IN NET ASSETS ..................................      (297,172)      (152,946)       608,491
NET ASSETS
   Beginning of period ....................................................     1,320,095      1,473,041        864,550
                                                                               ----------     ----------     ----------
   END OF PERIOD ..........................................................    $1,022,923     $1,320,095     $1,473,041
                                                                               ==========     ==========     ==========
   Undistributed net investment income (loss) .............................       $ 8,833          $ 461          $ 124




                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                       PHOENIX REAL ESTATE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                          NET                          NET
                         ASSET           NET         REALIZED          TOTAL        DIVIDENDS     DISTRIBUTIONS
                        VALUE,       INVESTMENT         AND            FROM         FROM NET        FROM NET
                       BEGINNING       INCOME       UNREALIZED      INVESTMENT     INVESTMENT       REALIZED
                       OF PERIOD      (LOSS)(2)     GAIN (LOSS)     OPERATIONS       INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------
CLASS A
10/1/07 to 3/31/08(6)   $34.10          $0.50         $(4.29)         $(3.79)        $(0.28)         $(1.01)
12/1/06 to 9/30/07       38.18           0.32          (2.59)          (2.27)         (0.32)          (1.49)
12/1/05 to 11/30/06      28.15           0.30          10.73           11.03          (0.37)          (0.63)
12/1/04 to 11/30/05      25.46           0.43           4.08            4.51          (0.42)          (1.40)
12/1/03 to 11/30/04      20.09           0.44           5.60            6.04          (0.50)          (0.17)
12/1/02 to 11/30/03      15.59           0.62           4.62            5.24          (0.62)          (0.12)
12/1/01 to 11/30/02      15.23           0.69           1.04            1.73          (0.68)          (0.69)

CLASS B
10/1/07 to 3/31/08(6)   $33.72          $0.38         $(4.23)         $(3.85)        $(0.17)         $(1.01)
12/1/06 to 9/30/07       37.74           0.10          (2.56)          (2.46)         (0.07)          (1.49)
12/1/05 to 11/30/06      27.86           0.07          10.59           10.66          (0.15)          (0.63)
12/1/04 to 11/30/05      25.21           0.23           4.05            4.28          (0.23)          (1.40)
12/1/03 to 11/30/04      19.91           0.27           5.54            5.81          (0.34)          (0.17)
12/1/02 to 11/30/03      15.46           0.48           4.59            5.07          (0.50)          (0.12)
12/1/01 to 11/30/02      15.11           0.57           1.03            1.60          (0.56)          (0.69)

CLASS C
10/1/07 to 3/31/08(6)   $34.07          $0.39         $(4.28)         $(3.89)        $(0.17)         $(1.01)
12/1/06 to 9/30/07       38.11           0.10          (2.59)          (2.49)         (0.06)          (1.49)
12/1/05 to 11/30/06      28.12           0.06          10.71           10.77          (0.15)          (0.63)
12/1/04 to 11/30/05      25.43           0.25           4.07            4.32          (0.23)          (1.40)
12/1/03 to 11/30/04      20.07           0.26           5.61            5.87          (0.34)          (0.17)
7/25/03(5) to 11/30/03   17.90           0.19           2.13            2.32          (0.15)             --

CLASS I
10/1/07 to 3/31/08(6)   $34.08          $0.54         $(4.28)         $(3.74)        $(0.32)         $(1.01)
12/29/06(5) to 9/30/07   35.99           0.28          (1.87)          (1.59)         (0.31)          (0.01)






(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.
(5) Inception date of the Class.
(6) Unaudited.


                        See Notes to Financial Statements

                                                                             RATIO OF NET   RATIO OF     RATIO OF
                                              NET                    NET      OPERATING       GROSS         NET
                                    CHANGE   ASSET                 ASSETS,   EXPENSES TO    OPERATING   INVESTMENT
                                    IN NET   VALUE,                END OF      AVERAGE     EXPENSES TO   INCOME TO
                         TOTAL      ASSET    END OF     TOTAL      PERIOD        NET         AVERAGE    AVERAGE NET  PORTFOLIO
                     DISTRIBUTIONS  VALUE    PERIOD   RETURN(1)    (000'S)     ASSETS      NET ASSETS     ASSETS      TURNOVER
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
10/1/07 to 3/31/08(6)   $(1.29)     $(5.08)  $29.02  (11.04)%(4) $  890,152    1.31%(3)      1.44%(3)     3.36%(3)     10%(4)
12/1/06 to 9/30/07       (1.81)      (4.08)   34.10   (6.14)(4)   1,136,923    1.32(3)       1.39(3)      1.06(3)      25(4)
12/1/05 to 11/30/06      (1.00)      10.03    38.18   40.37       1,289,007    1.30          1.30         0.94         24
12/1/04 to 11/30/05      (1.82)       2.69    28.15   18.67         737,744    1.30          1.30         1.68         22
12/1/03 to 11/30/04      (0.67)       5.37    25.46   30.68         511,107    1.28          1.28         1.98         28
12/1/02 to 11/30/03      (0.74)       4.50    20.09   34.81         260,615    1.30          1.34         3.52         16
12/1/01 to 11/30/02      (1.37)       0.36    15.59   12.05          51,440    1.30          1.61         4.48         14

CLASS B
10/1/07 to 3/31/08(6)   $(1.18)     $(5.03)  $28.69  (11.38)%(4) $   37,231    2.06%(3)      2.19%(3)     2.59%(3)     10%(4)
12/1/06 to 9/30/07       (1.56)      (4.02)   33.72   (6.72)(4)      49,964    2.07(3)       2.13(3)      0.32(3)      25(4)
12/1/05 to 11/30/06      (0.78)       9.88    37.74   39.29          71,240    2.05          2.05         0.24         24
12/1/04 to 11/30/05      (1.63)       2.65    27.86   17.81          59,042    2.05          2.05         0.93         22
12/1/03 to 11/30/04      (0.51)       5.30    25.21   29.74          57,797    2.03          2.03         1.25         28
12/1/02 to 11/30/03      (0.62)       4.45    19.91   33.76          39,299    2.05          2.09         2.79         16
12/1/01 to 11/30/02      (1.25)       0.35    15.46   11.23          17,984    2.05          2.37         3.70         14

CLASS C
10/1/07 to 3/31/08(6)   $(1.18)     $(5.07)  $29.00  (11.38)%(4) $   72,062    2.06%(3)      2.19%(3)     2.57%(3)     10%(4)
12/1/06 to 9/30/07       (1.55)      (4.04)   34.07   (6.71)(4)     100,321    2.07(3)       2.14(3)      0.32(3)      25(4)
12/1/05 to 11/30/06      (0.78)       9.99    38.11   39.32         112,794    2.05          2.05         0.19         24
12/1/04 to 11/30/05      (1.63)       2.69    28.12   17.80          67,764    2.05          2.05         0.97         22
12/1/03 to 11/30/04      (0.51)       5.36    25.43   29.78          38,399    2.03          2.03         1.17         28
7/25/03(5) to 11/30/03   (0.15)       2.17    20.07   13.03(4)        4,785    2.05(3)       2.07(3)      2.88(3)      16(4)

CLASS I
10/1/07 to 3/31/08(6)   $(1.33)     $(5.07)  $29.01  (10.91)%(4) $   23,478    1.06%(3)      1.19%(3)     3.60%(3)     10%(4)
12/29/06(5) to 9/30/07   (0.32)      (1.91)   34.08   (4.44)(4)      32,887    1.11(3)       1.23(3)      1.09(3)      25(4)






                        See Notes to Financial Statements

                       PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)


1. ORGANIZATION

   Phoenix Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   As a result of a consolidation of several Phoenix Funds' trusts, the Trust acquired a number of Phoenix Funds effective June 27, 2007 and September 24, 2007, including Phoenix Real Estate Securities Fund (the "Fund"). All of the acquired funds' fiscal year ends were changed to correspond with the Trust's September 30th fiscal year end.

   As of the date of this report, nineteen funds are offered for sale, of which the Fund is reported in this semiannual report. The Fund is non-diversified and has an investment objective of capital appreciation and income with approximately equal emphasis.

   The Fund offers Class A shares, Class B shares, Class C shares and Class I shares for sale. Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions made within one year following purchases on which a finder's fee has been paid. Class B shares are generally sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class I shares are sold without a sales charge.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class I bears no distribution and/or service expenses. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

                       PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures. The Fund will be adopting SFAS 157 effective with the December 31, 2008 quarterly reporting of the schedule of investments.

   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   The Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

   FASB Interpretation No. 48, ("FIN 48") Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and

                       PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser") is the adviser to the Fund. As compensation for its services to the Fund, PIC, an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund.

             1ST                   $1+ BILLION                    $2+
         $1 BILLION            THROUGH $2 BILLION               BILLION
        ------------          --------------------            -----------
           0.75%                     0.70%                       0.65%

   The Adviser has contractually agreed to limit the Fund's operating expenses (excluding interest, taxes, and extraordinary expenses) through March 31, 2008 so that such expenses do not exceed 1.30% for Class A Shares, 2.05% for Class B Shares, 2.05% for Class C Shares and 1.05% for Class I Shares. The Adviser will voluntarily continue the expense limitations, subsequent to March 31, 2008, but may discontinue it at any time.

   Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of reimbursed expenses in the amount of $251 (reported in 000s) may be recaptured by the fiscal year ended 2010.

   Duff & Phelps Investment Management Co. ("Duff & Phelps") is the subadviser to the Fund. Duff & Phelps is an indirect, wholly-owned subsidiary of PNX.

   As distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended March 31, 2008, as follows (reported in 000s):

           CLASS A                    CLASS B                    CLASS C
         NET SELLING                 DEFERRED                   DEFERRED
         COMMISSIONS              SALES CHARGES               SALES CHARGES
       ---------------          -----------------           -----------------
             $29                       $66                         $21

                       PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


   The Fund pays PEPCO distribution and/or service fees at the following annual rates as a percentage of the average daily net assets of each respective class:

                    CLASS A       CLASS B        CLASS C
                  -----------   -----------    -----------
                     0.25%         1.00%          1.00%

   There are no distribution and/or service fees for Class I.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the administrator to the Fund. For its services, which include financial agent services, PEPCO receives an administrative fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in The Phoenix Funds and The Phoenix Edge Series Fund. For the period ended March 31, 2008, the Fund incurred administration fees totaling $455 (reported in 000s).

   PEPCO serves as the Fund's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended March 31, 2008, transfer agent fees were $1,595 (reported in 000s) as reported in the Statement of Operations.

   At March 31, 2008, PNX and its affiliates and Phoenix affiliated Funds held shares of the Fund which aggregated the following (reported in 000s):

                                              AGGREGATE
                                              NET ASSET
                             SHARES             VALUE
                           -----------    ----------------
   Class A...........         1,526           $44,288

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who were not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at March 31, 2008.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of investment securities for the Fund (excluding U.S. Government securities or agency securities and short-term securities) during the period ended March 31, 2008, were as follows:

                                    LONG-TERM
                               (REPORTED IN 000S)
                          ------------------------------
                            PURCHASES           SALES
                          -------------     ------------
                            $112,110          $219,260

   There were no purchases or sales of long-term U.S. Government or agency securities.

                       PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


5. CAPITAL SHARES

    Transactions (reported in 000s) in shares of capital stock, for the periods ended as indicated below, were as follows:

                                          ---------------------     ---------------------
                                           SHARES       AMOUNT       SHARES       AMOUNT
                                          -------     ---------     -------     ---------
-----------------------------             ---------------------     ---------------------
REAL ESTATE                                     10/1/07 -                12/1/06 -
   SECURITIES FUND                               3/31/08                  9/30/07
-----------------------------             ---------------------     ---------------------
CLASS A
Shares sold                                 5,470     $ 159,888      14,072     $ 511,268
Reinvestment of distributions               1,185        34,024       1,620        57,889
Redemptions                                (9,325)     (277,199)    (16,115)     (560,580)
                                          -------     ---------     -------     ---------
Net increase / (decrease)                  (2,670)    $ (83,287)       (423)    $   8,577
                                          =======     =========     =======     =========

CLASS B
Shares sold                                    43     $   1,251         156     $   5,740
Reinvestment of distributions                  44         1,251          76         2,681
Redemptions                                  (271)       (7,980)       (637)      (22,093)
                                          -------     ---------     -------     ---------
Net increase / (decrease)                    (184)    $  (5,478)       (405)    $ (13,672)
                                          =======     =========     =======     =========

CLASS C
Shares sold                                   216     $   6,455         928     $  34,094
Reinvestment of distributions                  88         2,516         124         4,416
Redemptions                                  (763)      (22,632)     (1,067)      (37,102)
                                          -------     ---------     -------     ---------
Net increase / (decrease)                    (459)    $ (13,661)        (15)    $   1,408
                                          =======     =========     =======     =========

CLASS I
Shares sold                                   222     $   6,457       1,059     $  36,256
Reinvestment of distributions                  28           809           4           140
Redemptions                                  (406)      (13,225)        (98)       (3,366)
                                          -------     ---------     -------     ---------
Net increase / (decrease)                    (156)    $  (5,959)        965     $  33,030
                                          =======     =========     =======     =========

                       PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


                                          ---------------------
                                           SHARES       AMOUNT
                                          -------     ---------
-----------------------------             ---------------------
REAL ESTATE                                     12/1/05 -
   SECURITIES FUND                              11/30/06
-----------------------------             ---------------------
CLASS A
Shares sold                                16,009     $ 514,058
Reinvestment of distributions                 785        22,530
Redemptions                                (9,234)     (291,228)
                                          -------     ---------
Net increase / (decrease)                   7,560     $ 245,360
                                          =======     =========

CLASS B
Shares sold                                   265     $   8,295
Reinvestment of distributions                  43         1,193
Redemptions                                  (540)      (16,975)
                                          -------     ---------
Net increase / (decrease)                    (232)    $  (7,487)
                                          =======     =========

CLASS C
Shares sold                                 1,101     $  35,276
Reinvestment of distributions                  51         1,431
Redemptions                                  (603)      (18,976)
                                          -------     ---------
Net increase / (decrease)                     549     $  17,731
                                          =======     =========

CLASS I
Shares sold                                    --     $      --
Reinvestment of distributions                  --            --
Redemptions                                    --            --
                                          -------     ---------
Net increase / (decrease)                      --     $      --
                                          =======     =========

                       PHOENIX REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


6. 10% SHAREHOLDERS

   As of March 31, 2008, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below. The shareholders are not affiliated with PNX.

                         % OF                     NUMBER
                        SHARES                      OF
                     OUTSTANDING                 ACCOUNTS
                   ---------------            --------------
                          12%                        1

7. CREDIT RISK AND ASSET CONCENTRATIONS

   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

8. INDEMNIFICATIONS

   Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

9. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

   In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter was being referred for potential violations and possible action. On May 3, 2007, the NASD accepted a letter of acceptance, waiver and consent submitted by the PXP subsidiary to resolve this matter. Without admitting or denying the NASD's findings, in accordance with the terms of the letter the PXP subsidiary agreed to a censure, to pay a fine of $8,000 and to revise its supervisory procedures.

   The Company does not believe that the outcome of this matter will be material to these financial statements.

10. OTHER

   On February 7, 2008, PNX announced that it intends to spin off its asset management subsidiary ("spin-off"), Phoenix Investment Partners, Ltd. ("PXP"), to PNX' shareholders. The Fund's Administrator and Transfer Agent PEPCO, a subsidiary of PXP, and the Fund's Adviser, PIC, also a subsidiary of PXP, are also intended to be part of the spin-off.

                         RESULTS OF SHAREHOLDER MEETING
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2008 (UNAUDITED) (CONTINUED)


11. SUBSEQUENT EVENT

   Effective May 1, 2008, the voluntary expense limitation previously provided by the Adviser has been discontinued.

                   CONSIDERATION OF ADVISORY AND SUB-ADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                                   (UNAUDITED)


   The Board of Trustees of the Trust, along with the Boards of Trustees of the other trusts in the Phoenix family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Phoenix funds (collectively, the "Funds"). At meetings held on November 13 - 16, 2007, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940, considered and approved the continuation of each Agreement, as further discussed below. In approving each Agreement, the Board determined that the continued retention of the applicable adviser or subadviser was in the best interests of each Fund and its shareholders. The Trustees considered each Fund separately, although they also collectively took into account those interests that all the Funds had in common.

   In reaching their decisions, the Board considered information furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the annual review process. During the review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

   NATURE, EXTENT AND QUALITY OF SERVICES. The majority of the Funds(1) are managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of a Fund's portfolio. Under this structure, Phoenix Investment Counsel, Inc. ("PIC") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Agreement with PIC, therefore, the Trustees considered PIC's process for supervising and managing the Funds' subadvisers, including (a) PIC's ability to select and monitor the subadvisers; (b) PIC's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) PIC's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of PIC's management and other personnel;
(e) the financial position of PIC; (f) the quality of PIC's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by PIC to the Funds; and
(h) PIC's supervision of the Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Fund shareholders as a result of being part of the Phoenix family of Funds, including the right to exchange investments between the same class of Funds without a sales charge, the ability to reinvest Fund dividends into other Funds and the right to combine holdings in other Funds to obtain a reduced sales charge.

   With respect to the subadvisory Agreements, the Board noted that each subadviser provided information with respect to portfolio management, compliance with the respective Fund's investment policies and procedures, and compliance with applicable securities laws and





------------------------
(1) DURING THE PERIOD BEING REPORTED, THE ONLY FUND THAT DID NOT EMPLOY A MANAGER OF MANAGERS STRUCTURE WAS THE PHOENIX GROWTH & INCOME FUND, WHICH IS A SERIES OF PHOENIX EQUITY SERIES FUND. PIC ACTED AS THE ADVISER FOR THAT FUND WITHOUT EMPLOYING A SUBADVISER, WHICH MEANS THAT PIC PROVIDED FOR THAT FUND THE SERVICES THAT FOR THE OTHER FUNDS WERE PROVIDED BY SUBADVISERS. THE BOARD CONSIDERED THE PIC AGREEMENT WITH RESPECT TO THAT FUND IN THAT CONTEXT.

                   CONSIDERATION OF ADVISORY AND SUB-ADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                             (UNAUDITED) (CONTINUED)


assurances thereof. In considering the renewal of the subadvisory Agreements, the Board considered each subadviser's investment management process, including
(a) the experience, capability and integrity of the subadviser's management and other personnel committed by the subadviser to manage its respective Fund(s);
(b) the financial position of the subadviser; (c) the quality and commitment of the subadviser's regulatory and legal compliance policies, procedures and systems; and (d) the subadviser's brokerage and trading practices.

   After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by PIC and each subadviser were reasonable and beneficial to the Funds and their shareholders.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on its consideration of the investment performance of the Funds, in view of its importance to shareholders, and the Board evaluated Fund performance in the context of the manager-of-managers structure. The Board also considered that PIC continued to be proactive in seeking to replace and/or add subadvisers as necessary, with a view toward improving Fund performance over the long term.

   While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing performance was given to a report (the "Lipper Report") for the Funds prepared by Lipper Inc. ("Lipper") and furnished specifically for the contract renewal process. Lipper is an independent provider of investment company data. The Lipper Report presented each Fund's short-term and long-term performance relative to a peer group of other mutual funds and benchmarks, as selected by Lipper. The Board considered the composition of each peer group, selection criteria and the appropriateness of the benchmark used for each Fund. The Board also assessed each Fund's performance relative to the fees and expenses of each Fund as well as PIC's profitability.

   The Board noted that while many of the Funds had generally performed in line with their respective benchmarks and peer groups during the periods measured, some of the Funds had underperformed compared to their respective benchmarks and/or peer groups. The Board noted that certain of the Funds' underperformance was slight. Also, some of the Funds underperforming their benchmarks and/or peer groups for a given period had outperformed such benchmarks and/or peer groups during other periods. Where significant, the Board extensively considered the performance of the underperforming Funds and the reasons for the performance issues. The Board discussed the possible reasons for the underperformance with PIC and spoke with PIC regarding plans to monitor and address performance issues during the coming year.

   After considering all of the information presented, the Board ultimately concluded that it should approve the continuation of the Agreements. However, the Board noted that certain Funds' performance would continue to be closely monitored by PIC so that if performance over a longer period of time did not improve, the subadviser would be replaced in a timely manner.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Funds. In this regard, the Board reviewed the analysis presented by PIC regarding its overall profitability for its management of the Phoenix retail fund family as well as the profits of its affiliates for managing and providing other services to each Fund. In addition to the fees paid to PIC and its affiliates, the Trustees considered any other benefits derived by PIC or its affiliates from their relationship with the Funds. Specific attention was paid to the methodology used to allocate costs to each Fund, in recognition of the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocations appeared reasonable and concluded that the profitability to PIC from each Fund was reasonable in light of the quality of all services rendered to the Funds by PIC and its affiliates.

                   CONSIDERATION OF ADVISORY AND SUB-ADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES
                                 MARCH 31, 2008
                             (UNAUDITED) (CONTINUED)


   The Board did not separately review profitability information for each subadviser, noting that the subadvisory fees are paid by PIC rather than the Funds.

   MANAGEMENT FEES AND TOTAL EXPENSES. In evaluating the management fees and total expenses of each Fund, the Board reviewed information provided by PIC and comparisons to other funds in each Fund's peer group as presented in the Lipper Report. The Board noted that several of the Funds had incurred one-time costs related to a shareholder proxy, causing expenses for the period shown to be higher than would be expected in future periods. The Board also noted that certain Funds had higher gross expenses when expressed as a percentage of net assets than those of such Funds' larger peers, which the Trustees considered in the context of the Funds' expectations for future growth. Finally, the Board noted that several of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by the Funds and their shareholders. Based upon the information presented by PIC and Lipper, the Trustees determined that the management fees charged by PIC and the total expenses of the Funds were reasonable.

   The Board did not receive comparative fee information relating specifically to subadvisory fees, in light of the fact that the subadvisory fees are paid by PIC and not by the Funds.

   ECONOMIES OF SCALE. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and fee waivers and/or expense caps were also in place for several of the Funds. The Board determined that PIC and the Funds likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Funds would have an opportunity to benefit from these economies of scale.

   In considering the subadvisory Agreements, the Board also considered the existence of any economies of scale and whether they would be passed along to the Funds' shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the subadviser level.

PHOENIX OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668










  TRUSTEES
  George R. Aylward
* E. Virgil Conway
* Harry Dalzell-Payne
* Francis E. Jeffries
  Leroy Keith, Jr.
  Philip R. McLoughlin, Chairman
  Geraldine M. McNamara
  James M. Oates
  Richard E. Segerson
  Ferdinand L.J. Verdonck

  OFFICERS
  George R. Aylward, President
  Nancy G. Curtiss, Senior Vice President
  Marc Baltuch, Vice President and
    Chief Compliance Officer
  W. Patrick Bradley, Chief Financial Officer and Treasurer
  Kevin J. Carr, Vice President, Chief Legal
    Officer, Counsel and Secretary






INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services      1-800-243-1574
Advisor Consulting Group  1-800-243-4361
Telephone Orders          1-800-367-5877
Text Telephone            1-800-243-1926
Web site                PHOENIXFUNDS.COM




* Pursuant to the Trust's retirement policy, Messrs. Conway, Dalzell-Payne and Jeffries will retire from the Board of Trustees in May, 2008.




--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

[LOGO OMITTED]                                                  ---------------
    PHOENIX                                                        PRESORTED
                                                                   STANDARD
Phoenix Equity Planning Corporation                               U.S. POSTAGE
P.O. Box 150480                                                      PAID
Hartford, CT 06115-0480                                          Lancaster, PA
                                                                Permit No. 1793
                                                                ---------------


For more information about

Phoenix mutual funds, please call

your financial representative,

contact us at 1-800-243-1574 or

visit PHOENIXFUNDS.COM.




PXP5032a                                                                    3-08
BPD34822




ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)      Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

 (a)(1)  Not applicable.

 (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

 (a)(3)  Not applicable.

 (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Opportunities Trust
                         -------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     June 6, 2008
         -----------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     June 6, 2008
         -----------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     June 6, 2008
         -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.